UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2022

Classes ADV, I, R6, S and S2

Voya Investors Trust

◼	Voya Government Liquid Assets Portfolio
◼	VY® CBRE Global Real Estate Portfolio (formerly, VY® Clarion Global Real Estate Portfolio)
◼	VY® Invesco Growth and Income Portfolio
◼	VY® JPMorgan Emerging Markets Equity Portfolio
◼	VY® Morgan Stanley Global Franchise Portfolio
◼	VY® T. Rowe Price Capital Appreciation Portfolio
◼	VY® T. Rowe Price Equity Income Portfolio
◼	VY® T. Rowe Price International Stock Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,001.10	0.20%	$0.99	$1,000.00	$1,023.80	0.20%	$1.00
Class S	1,000.00	1,000.70	0.27	1.34	1,000.00	1,023.46	0.27	1.35
Class S2	1,000.00	1,000.40	0.33	1.64	1,000.00	1,023.16	0.33	1.66
VY® CBRE Global Real Estate Portfolio
Class ADV	1,000.00	774.30	1.47%	6.47	1,000.00	1,017.50	1.47%	7.35
Class I	1,000.00	775.90	0.87	3.83	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	775.50	1.12	4.93	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	774.90	1.27	5.59	1,000.00	1,018.50	1.27	6.36
VY® Invesco Growth and Income Portfolio
Class ADV	1,000.00	870.30	1.21%	5.61	1,000.00	1,018.79	1.21%	6.06
Class I	1,000.00	873.00	0.61	2.83	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	871.70	0.86	3.99	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	870.90	1.01	4.69	1,000.00	1,019.79	1.01	5.06

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$746.50	1.86%	$8.05	$1,000.00	$1,015.57	1.86%	$9.30
Class I	1,000.00	748.50	1.26	5.46	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	747.60	1.51	6.54	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	747.10	1.66	7.19	1,000.00	1,016.56	1.66	8.30
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	812.50	1.54%	6.92	1,000.00	1,017.16	1.54%	7.70
Class R6	1,000.00	814.80	0.94	4.23	1,000.00	1,020.13	0.94	4.71
Class S	1,000.00	814.20	1.19	5.35	1,000.00	1,018.89	1.19	5.96
Class S2	1,000.00	813.90	1.34	6.03	1,000.00	1,018.15	1.34	6.71
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	854.60	1.24%	5.70	1,000.00	1,018.65	1.24%	6.21
Class I	1,000.00	857.10	0.64	2.95	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	857.20	0.64	2.95	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	855.90	0.89	4.10	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	855.30	1.04	4.78	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	914.60	1.21%	5.74	1,000.00	1,018.79	1.21%	6.06
Class I	1,000.00	917.70	0.61	2.90	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	916.40	0.86	4.09	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	915.40	1.01	4.80	1,000.00	1,019.79	1.01	5.06
VY® T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	820.40	1.35%	6.09	1,000.00	1,018.10	1.35%	6.76
Class I	1,000.00	822.70	0.75	3.39	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	821.80	1.00	4.52	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$173,788,135	$369,583,263	$329,946,614
Short-term investments at fair value†	—	1,215,294	15,070,027	5,019,111
Short-term investments at amortized cost	496,958,634	—	—	—
Repurchase agreements	438,034,000	—	—	—
Cash	26,464	—	—	37,581
Foreign currencies at value‡	—	—	732	119,111
Receivables:
Investment securities and currencies sold	115,988,688	—	16,559,486	—
Fund shares sold	634,485	531,751	33,815	20,024
Dividends	23,330	562,447	597,260	1,002,486
Interest	342,623	—	—	—
Foreign tax reclaims	—	162,555	22,898	74,622
Unrealized appreciation on forward foreign currency contracts	—	—	448,474	—
Prepaid expenses	—	2,343	—	—
Reimbursement due from Investment Adviser	—	26,737	—	—
Other assets	19,081	10,864	20,212	21,761
Total assets	1,052,027,305	176,300,126	402,336,167	336,241,310
LIABILITIES:
Payable for investment securities and currencies purchased	80,000,000	—	16,617,075	—
Payable for fund shares redeemed	1,210,961	115	402,448	278,194
Payable upon receipt of securities loaned	—	716,231	—	2,926,596
Unrealized depreciation on forward foreign currency contracts	—	—	87,263	—
Payable for unified fees	215,535	—	200,080	347,642
Payable for investment management fees	—	128,388	—	—
Payable for distribution and shareholder service fees	246,761	20,286	81,927	69,063
Payable to trustees under the deferred compensation plan (Note 6)	19,081	10,864	20,212	21,761
Payable for trustee fees	20,925	514	—	—
Payable for foreign capital gains tax	—	—	—	2,722,592
Other accrued expenses and liabilities	—	76,603	—	—
Total liabilities	81,713,263	953,001	17,409,005	6,365,848
NET ASSETS	$970,314,042	$175,347,125	$384,927,162	$329,875,462
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$970,486,030	$147,525,595	$262,116,783	$220,022,623
Total distributable earnings (loss)	(171,988)	27,821,530	122,810,379	109,852,839
NET ASSETS	$970,314,042	$175,347,125	$384,927,162	$329,875,462

+ Including securities loaned at value	$—	$649,862	$—	$2,821,487
* Cost of investments in securities	$—	$163,046,912	$320,159,125	$300,661,264
† Cost of short-term investments	$—	$1,215,294	$15,070,027	$5,019,111
‡ Cost of foreign currencies	$—	$—	$746	$119,621

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$11,524,584	$16,416,041	$38,979,743
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,112,395	719,692	2,429,164
Net asset value and redemption price per share	n/a	$10.36	$22.81	$16.05

Class I
Net assets	$78,526,680	$95,690,339	$38,007,362	$61,372,010
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	78,535,167	8,939,164	1,640,455	3,548,875
Net asset value and redemption price per share	$1.00	$10.70	$23.17	$17.29

Class S
Net assets	$330,165,385	$67,368,017	$310,668,618	$222,883,414
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	330,201,146	6,332,449	13,257,890	13,041,296
Net asset value and redemption price per share	$1.00	$10.64	$23.43	$17.09

Class S2
Net assets	$561,621,977	$764,185	$19,835,141	$6,640,295
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	561,682,866	71,178	857,023	395,089
Net asset value and redemption price per share	$1.00	$10.74	$23.14	$16.81

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

		VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*		$330,468,811	$7,283,911,224	$339,462,234	$150,219,648
Short-term investments at fair value†		4,097,446	303,172,208	2,248,333	7,325,542
Cash		—	23,636,767	2,518,466	1,058,186
Foreign currencies at value‡		27,557	309,468	—	98,606
Receivables:
Investment securities and currencies sold		2,823,768	63,705,884	303,076	—
Fund shares sold		54	618,230	19,651	217,730
Dividends		575,641	1,707,640	620,961	202,336
Interest		—	18,246,782	—	—
Foreign tax reclaims		233,950	37,609	120,211	440,028
Prepaid expenses		—	—	—	2,212
Other assets		14,789	206,899	36,486	9,182
Total assets		338,242,016	7,695,552,711	345,329,418	159,573,470
LIABILITIES:
Payable for investment securities and currencies purchased		88,248	63,617,408	320,202	2,246
Payable for fund shares redeemed		591,452	2,706,335	309,272	162,602
Payable upon receipt of securities loaned		—	217,454,923	337,652	217,092
Payable for unified fees		269,314	3,971,250	175,941	—
Payable for investment management fees		—	—	—	85,273
Payable for distribution and shareholder service fees		106,413	1,628,183	85,421	31,654
Payable to trustees under the deferred compensation plan (Note 6)		14,789	206,899	36,486	9,182
Payable for trustee fees		—	—	—	449
Payable for foreign capital gains tax		—	—	—	67,572
Other accrued expenses and liabilities		—	—	—	202,426
Written options, at fair valueˆ		—	7,163,851	—	—
Total liabilities		1,070,216	296,748,849	1,264,974	778,496
NET ASSETS		$337,171,800	$7,398,803,862	$344,064,444	$158,794,974
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$211,766,105	$5,999,978,909	$233,873,143	$132,938,370
Total distributable earnings		125,405,695	1,398,824,953	110,191,301	25,856,604
NET ASSETS		$337,171,800	$7,398,803,862	$344,064,444	$158,794,974

+	Including securities loaned at value	$—	$212,426,487	$328,429	$205,205
*	Cost of investments in securities	$257,067,022	$7,593,272,066	$279,305,938	$149,818,287
†	Cost of short-term investments	$4,097,446	$303,172,208	$2,248,333	$7,325,542
‡	Cost of foreign currencies	$27,909	$324,722	$—	$98,661
ˆ	Premiums received on written options	$—	$31,664,307	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$107,999,401	$1,585,404,036	$58,204,928	$19,847,066
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,305,098	60,079,309	5,544,494	1,393,046
Net asset value and redemption price per share	$14.78	$26.39	$10.50	$14.25

Class I
Net assets	n/a	$1,415,090,689	$66,115,755	$35,591,978
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	50,094,937	6,117,231	2,474,615
Net asset value and redemption price per share	n/a	$28.25	$10.81	$14.38

Class R6
Net assets	$1,498,366	$517,699,731	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	92,010	18,313,798	n/a	n/a
Net asset value and redemption price per share	$16.28	$28.27	n/a	n/a

Class S
Net assets	$197,689,561	$3,823,279,706	$142,570,578	$103,355,930
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,126,897	135,524,172	13,002,815	7,227,727
Net asset value and redemption price per share	$16.30	$28.21	$10.96	$14.30

Class S2
Net assets	$29,984,472	$57,329,700	$77,173,183	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	1,864,075	2,054,234	7,270,748	n/a
Net asset value and redemption price per share	$16.09	$27.91	$10.61	n/a

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

		Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*		$73,227	$2,607,635	$4,675,467	$3,302,454
Interest		1,725,982	—	—	—
Securities lending income, net		—	4,615	9,794	5,632
Total investment income		1,799,209	2,612,250	4,685,261	3,308,086
EXPENSES:
Investment management fees		—	917,985	—	—
Unified fees		1,195,244	—	1,371,413	2,367,281
Distribution and shareholder service fees:
Class ADV		—	41,397	55,302	132,977
Class S		397,731	100,069	437,260	323,734
Class S2		959,642	1,767	46,589	15,943
Transfer agent fees:
Class ADV		—	8,404	—	—
Class I		—	66,545	—	—
Class S		—	48,759	—	—
Class S2		—	539	—	—
Shareholder reporting expense		—	10,317	—	—
Professional fees		—	5,430	—	—
Custody and accounting expense		—	24,964	—	—
Trustee fees and expenses		23,138	4,562	13,497	12,651
Miscellaneous expense		—	3,694	—	—
Interest expense		—	134	—	418
Total expenses		2,575,755	1,234,566	1,924,061	2,853,004
Waived and reimbursed fees		(1,299,500)	(205,311)	(64,906)	—
Brokerage commission recapture		—	(554)	—	(643)
Net expenses		1,276,255	1,028,701	1,859,155	2,852,361
Net investment income		522,954	1,583,549	2,826,106	455,725
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheldˆ)		(157,405)	7,748,075	11,753,776	(14,257,774)
Forward foreign currency contracts		—	3,154	774,403	—
Foreign currency related transactions		—	(25,748)	(808)	(116,590)
Net realized gain (loss)		(157,405)	7,725,481	12,527,371	(14,374,364)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)		—	(60,917,392)	(72,832,783)	(101,087,286)
Forward foreign currency contracts		—	(145)	593,292	—
Foreign currency related transactions		—	(18,807)	(8,095)	(19,520)
Net change in unrealized appreciation (depreciation)		—	(60,936,344)	(72,247,586)	(101,106,806)
Net realized and unrealized loss		(157,405)	(53,210,863)	(59,720,215)	(115,481,170)
Increase (decrease) in net assets resulting from operations		$365,549	$(51,627,314)	$(56,894,109)	$(115,025,445)

*	Foreign taxes withheld	$—	$148,800	$69,762	$438,201
ˆ	Foreign capital gains taxes withheld	$—	$—	$—	$186,320
#	Change in foreign capital gains taxes accrued	$—	$—	$—	$186,320

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

		VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*		$3,412,382	$27,797,720	$4,564,327	$1,932,878
Interest		—	43,677,957	2,774	1,378
Securities lending income, net		2,037	119,830	6,324	5,784
Total investment income		3,414,419	71,595,507	4,573,425	1,940,040
EXPENSES:
Investment management fees		—	—	—	570,278
Unified fees		1,832,105	25,596,675	1,180,435	—
Distribution and shareholder service fees:
Class ADV		360,363	5,204,126	180,867	66,117
Class S		279,913	5,300,569	192,676	145,457
Class S2		67,830	128,196	171,974	—
Transfer agent fees:
Class ADV		—	—	—	4,792
Class I		—	—	—	8,656
Class S		—	—	—	25,304
Shareholder reporting expense		—	—	—	6,743
Professional fees		—	—	—	14,299
Custody and accounting expense		—	—	—	64,370
Trustee fees and expenses		12,093	252,003	11,553	6,742
Proxy and solicitation costs (Note 6)		—	—	—	170,000
Miscellaneous expense		—	—	—	1,777
Interest expense		—	146	—	—
Total expenses		2,552,304	36,481,715	1,737,505	1,084,535
Waived and reimbursed fees		(49,344)	—	(55,865)	(205,862)
Net expenses		2,502,960	36,481,715	1,681,640	878,673
Net investment income		911,459	35,113,792	2,891,785	1,061,367
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheldˆ)		18,762,723	635,966,843	11,314,404	4,658,244
Forward foreign currency contracts		—	—	—	(1,074)
Foreign currency related transactions		(20,841)	(35,873)	(1,577)	(44,334)
Written options		—	45,230,467	—	—
Net realized gain		18,741,882	681,161,437	11,312,827	4,612,836
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)		(100,221,683)	(2,085,453,487)	(45,865,352)	(41,051,252)
Forward foreign currency contracts		—	—	—	130
Foreign currency related transactions		(15,414)	(14,113)	(222)	(28,529)
Written options		—	109,296,808	—	—
Net change in unrealized appreciation (depreciation)		(100,237,097)	(1,976,170,792)	(45,865,574)	(41,079,651)
Net realized and unrealized loss		(81,495,215)	(1,295,009,355)	(34,552,747)	(36,466,815)
Decrease in net assets resulting from operations		$(80,583,756)	$(1,259,895,563)	$(31,660,962)	$(35,405,448)

*	Foreign taxes withheld	$101,025	$170,202	$119,975	$293,128
ˆ	Foreign capital gains taxes withheld	$—	$—	$—	$1,021
#	Change in foreign capital gains taxes accrued	$—	$—	$—	$1,021

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® CBRE Global Real Estate Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$522,954	$—	$1,583,549	$4,184,504
Net realized gain (loss)	(157,405)	230,323	7,725,481	25,340,237
Net change in unrealized appreciation (depreciation)	—	—	(60,936,344)	33,777,150
Increase (decrease) in net assets resulting from operations	365,549	230,323	(51,627,314)	63,301,891
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(377,513)
Class I	(79,301)	(16,647)	—	(3,281,141)
Class S	(211,997)	(102,429)	—	(2,361,249)
Class S2	(231,654)	(141,054)	—	(21,700)
Total distributions	(522,952)	(260,130)	—	(6,041,603)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	253,048,904	207,160,815	7,577,453	15,944,587
Reinvestment of distributions	522,952	260,130	—	6,041,603
	253,571,856	207,420,945	7,577,453	21,986,190
Cost of shares redeemed	(91,729,367)	(365,488,398)	(15,280,483)	(38,100,037)
Net increase (decrease) in net assets resulting from capital share transactions	161,842,489	(158,067,453)	(7,703,030)	(16,113,847)
Net increase (decrease) in net assets	161,685,086	(158,097,260)	(59,330,344)	41,146,441
NET ASSETS:
Beginning of year or period	808,628,956	966,726,216	234,677,469	193,531,028
End of year or period	$970,314,042	$808,628,956	$175,347,125	$234,677,469

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,826,106	$4,798,839	$455,725	$(3,507,412)
Net realized gain	12,527,371	56,576,125	(14,374,364)	99,431,554
Net change in unrealized appreciation (depreciation)	(72,247,586)	46,553,766	(101,106,806)	(148,353,847)
Increase (decrease) in net assets resulting from operations	(56,894,109)	107,928,730	(115,025,445)	(52,429,705)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(192,270)	—	(4,625,629)
Class I	—	(593,144)	—	(6,493,054)
Class S	—	(4,704,412)	—	(27,977,315)
Class S2	—	(304,187)	—	(908,609)
Total distributions	—	(5,794,013)	—	(40,004,607)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,814,008	29,359,114	10,963,193	44,423,900
Reinvestment of distributions	—	5,794,013	—	40,004,607
	20,814,008	35,153,127	10,963,193	84,428,507
Cost of shares redeemed	(30,878,854)	(73,541,854)	(31,908,293)	(103,276,595)
Net decrease in net assets resulting from capital share transactions	(10,064,846)	(38,388,727)	(20,945,100)	(18,848,088)
Net increase (decrease) in net assets	(66,958,955)	63,745,990	(135,970,545)	(111,282,400)
NET ASSETS:
Beginning of year or period	451,886,117	388,140,127	465,846,007	577,128,407
End of year or period	$384,927,162	$451,886,117	$329,875,462	$465,846,007

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$911,459	$1,732,890	$35,113,792	$67,667,590
Net realized gain	18,741,882	31,569,221	681,161,437	987,756,190
Net change in unrealized appreciation (depreciation)	(100,237,097)	50,575,744	(1,976,170,792)	356,714,175
Increase (decrease) in net assets resulting from operations	(80,583,756)	83,877,855	(1,259,895,563)	1,412,137,955
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(12,325,665)	—	(222,578,297)
Class I	—	—	—	(181,327,758)
Class R6	—	(142,984)	—	(74,289,334)
Class S	—	(22,981,508)	—	(562,658,520)
Class S2	—	(3,457,895)	—	(8,732,930)
Total distributions	—	(38,908,052)	—	(1,049,586,839)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,725,855	8,943,456	223,492,330	370,730,745
Reinvestment of distributions	—	38,908,052	—	1,049,586,839
	4,725,855	47,851,508	223,492,330	1,420,317,584
Cost of shares redeemed	(27,416,409)	(73,769,042)	(402,015,557)	(821,030,049)
Net increase (decrease) in net assets resulting from capital share transactions	(22,690,554)	(25,917,534)	(178,523,227)	599,287,535
Net increase (decrease) in net assets	(103,274,310)	19,052,269	(1,438,418,790)	961,838,651
NET ASSETS:
Beginning of year or period	440,446,110	421,393,841	8,837,222,652	7,875,384,001
End of year or period	$337,171,800	$440,446,110	$7,398,803,862	$8,837,222,652

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio		VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,891,785	$5,359,888	$1,061,367	$1,210,737
Net realized gain	11,312,827	36,882,956	4,612,836	22,201,972
Net change in unrealized appreciation (depreciation)	(45,865,574)	41,263,845	(41,079,651)	(19,883,358)
Increase (decrease) in net assets resulting from operations	(31,660,962)	83,506,689	(35,405,448)	3,529,351
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,725,808)	—	(739,677)
Class I	—	(2,459,976)	—	(1,559,070)
Class S	—	(4,945,638)	—	(4,681,463)
Class S2	—	(2,717,084)	—	—
Total distributions	—	(11,848,506)	—	(6,980,210)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,066,304	26,358,264	4,369,213	14,304,379
Reinvestment of distributions	—	11,848,506	—	6,980,210
	21,066,304	38,206,770	4,369,213	21,284,589
Cost of shares redeemed	(24,683,471)	(77,056,559)	(15,698,364)	(35,266,663)
Net decrease in net assets resulting from capital share transactions	(3,617,167)	(38,849,789)	(11,329,151)	(13,982,074)
Net increase (decrease) in net assets	(35,278,129)	32,808,394	(46,734,599)	(17,432,933)
NET ASSETS:
Beginning of year or period	379,342,573	346,534,179	205,529,573	222,962,506
End of year or period	$344,064,444	$379,342,573	$158,794,974	$205,529,573

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-22+	1.00	0.00	•	0.00	*	0.00 *	0.00	*	—		—	0.00	*	—	1.00	0.11	0.28	0.20	0.20	0.25	78,527	—
12-31-21	1.00	—	•	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	50,337	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.30	0.28	0.17	0.17	0.23	64,002	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.29	0.29	0.29	1.93	52,515	—
12-31-18	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.61	0.29	0.29	0.29	1.61	62,115	—
12-31-17	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.66	0.29	0.29	0.29	0.62	50,773	—
Class S
06-30-22+	1.00	0.00	•	0.00	*	0.00 *	0.00	*	—		—	0.00	*	—	1.00	0.07	0.53	0.27	0.27	0.13	330,165	—
12-31-21	1.00	—	•	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	320,548	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.53	0.21	0.21	0.17	375,267	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.75	0.54	0.54	0.54	1.68	314,786	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.36	0.54	0.54	0.54	1.33	354,423	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.41	0.54	0.54	0.54	0.37	372,943	—
Class S2
06-30-22+	1.00	0.00	•	0.00	*	0.00 *	0.00	*	—		—	0.00	*	—	1.00	0.04	0.68	0.33	0.33	0.10	561,622	—
12-31-21	1.00	—	•	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	437,744	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.21	0.68	0.23	0.23	0.13	527,457	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.60	0.69	0.69	0.69	1.52	359,294	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.21	0.69	0.69	0.69	1.19	386,368	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.28	0.69	0.67	0.67	0.25	358,525	—
VY® CBRE Global Real Estate Portfolio
Class ADV
06-30-22+	13.38	0.06	•	(3.08)		(3.02)	—		—		—	—		—	10.36	(22.57)	1.67	1.47	1.47	1.07	11,525	48
12-31-21	10.26	0.17	•	3.24		3.41	0.29		—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48	16,348	74
12-31-20	12.77	0.15	•	(1.11)		(0.96)	0.60		0.95		—	1.55		—	10.26	(5.37)	1.68	1.47	1.47	1.47	14,367	97
12-31-19	10.53	0.17	•	2.34		2.51	0.27		—		—	0.27		—	12.77	23.99	1.62	1.49	1.49	1.40	17,308	77
12-31-18	12.17	0.18	•	(1.24)		(1.06)	0.58		—		—	0.58		—	10.53	(9.10)	1.62	1.49	1.49	1.54	16,608	107
12-31-17	11.41	0.19	•	0.95		1.14	0.38		—		—	0.38		—	12.17	10.20	1.57	1.49	1.49	1.63	22,826	90
Class I
06-30-22+	13.79	0.10	•	(3.19)		(3.09)	—		—		—	—		—	10.70	(22.41)	1.07	0.87	0.87	1.71	95,690	48
12-31-21	10.55	0.25	•	3.35		3.60	0.36		—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09	122,954	74
12-31-20	13.11	0.28		(1.21)		(0.93)	0.68		0.95		—	1.63		—	10.55	(4.83)	1.08	0.87	0.87	2.09	96,799	97
12-31-19	10.81	0.25	•	2.41		2.66	0.36		—		—	0.36		—	13.11	24.74	1.02	0.89	0.89	2.02	119,642	77
12-31-18	12.49	0.25	•	(1.27)		(1.02)	0.66		—		—	0.66		—	10.81	(8.52)	1.02	0.89	0.89	2.14	103,029	107
12-31-17	11.72	0.27	•	0.96		1.23	0.46		—		—	0.46		—	12.49	10.77	0.97	0.89	0.89	2.28	183,921	90
Class S
06-30-22+	13.72	0.09	•	(3.17)		(3.08)	—		—		—	—		—	10.64	(22.45)	1.32	1.12	1.12	1.42	67,368	48
12-31-21	10.50	0.22	•	3.33		3.55	0.33		—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83	94,359	74
12-31-20	13.04	0.22		(1.16)		(0.94)	0.65		0.95		—	1.60		—	10.50	(5.04)	1.33	1.12	1.12	1.85	81,568	97
12-31-19	10.76	0.22	•	2.39		2.61	0.33		—		—	0.33		—	13.04	24.35	1.27	1.14	1.14	1.76	96,519	77
12-31-18	12.43	0.22	•	(1.26)		(1.04)	0.63		—		—	0.63		—	10.76	(8.74)	1.27	1.14	1.14	1.91	90,159	107
12-31-17	11.66	0.24	•	0.96		1.20	0.43		—		—	0.43		—	12.43	10.50	1.22	1.14	1.14	2.00	113,281	90
Class S2
06-30-22+	13.86	0.08	•	(3.20)		(3.12)	—		—		—	—		—	10.74	(22.51)	1.47	1.27	1.27	1.30	764	48
12-31-21	10.61	0.21	•	3.35		3.56	0.31		—		—	0.31		—	13.86	33.90	1.46	1.27	1.27	1.70	1,016	74
12-31-20	13.15	0.20		(1.17)		(0.97)	0.62		0.95		—	1.57		—	10.61	(5.19)	1.48	1.27	1.27	1.76	796	97
12-31-19	10.85	0.20	•	2.41		2.61	0.31		—		—	0.31		—	13.15	24.15	1.42	1.29	1.29	1.61	906	77
12-31-18	12.52	0.21	•	(1.27)		(1.06)	0.61		—		—	0.61		—	10.85	(8.84)	1.42	1.29	1.29	1.76	850	107
12-31-17	11.73	0.22	•	0.98		1.20	0.41		—		—	0.41		—	12.52	10.42	1.37	1.29	1.29	1.87	1,048	90
See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-22+	26.21	0.12	•	(3.52)	(3.40)	—		—	—	—	—	22.81	(12.97)	1.24	1.21	1.21	0.96	16,416	9
12-31-21	20.62	0.18	•	5.67	5.85	0.26		—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
12-31-20	22.73	0.32		(0.32)	0.00 *	0.35		1.76	—	2.11	—	20.62	2.55	1.24	1.24	1.24	1.45	15,543	32
12-31-19	21.15	0.32	•	4.64	4.96	0.50		2.88	—	3.38	—	22.73	24.30	1.24	1.24	1.24	1.43	18,401	22
12-31-18	27.94	0.32	•	(3.71)	(3.39)	0.30		3.10	—	3.40	—	21.15	(13.88)	1.24	1.24	1.24	1.22	16,868	31
12-31-17	26.55	0.38	•	3.04	3.42	0.51		1.52	—	2.03	—	27.94	13.46	1.24	1.24	1.24	1.43	22,246	17
Class I
06-30-22+	26.54	0.20	•	(3.57)	(3.37)	—		—	—	—	—	23.17	(12.70)	0.64	0.61	0.61	1.56	38,007	9
12-31-21	20.86	0.33	•	5.73	6.06	0.38		—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
12-31-20	23.01	0.39	•	(0.28)	0.11	0.50		1.76	—	2.26	—	20.86	3.22	0.64	0.64	0.64	2.05	30,672	32
12-31-19	21.41	0.46	•	4.69	5.15	0.67		2.88	—	3.55	—	23.01	24.98	0.64	0.64	0.64	2.02	29,773	22
12-31-18	28.23	0.48	•	(3.73)	(3.25)	0.47		3.10	—	3.57	—	21.41	(13.31)	0.64	0.64	0.64	1.82	27,943	31
12-31-17	26.77	0.55	•	3.07	3.62	0.64		1.52	—	2.16	—	28.23	14.13	0.64	0.64	0.64	2.02	33,894	17
Class S
06-30-22+	26.88	0.17	•	(3.62)	(3.45)	—		—	—	—	—	23.43	(12.83)	0.89	0.86	0.86	1.30	310,669	9
12-31-21	21.12	0.27	•	5.82	6.09	0.33		—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
12-31-20	23.25	0.39		(0.33)	0.06	0.43		1.76	—	2.19	—	21.12	2.90	0.89	0.89	0.89	1.81	317,890	32
12-31-19	21.58	0.41	•	4.73	5.14	0.59		2.88	—	3.47	—	23.25	24.73	0.89	0.89	0.89	1.78	367,941	22
12-31-18	28.43	0.42	•	(3.78)	(3.36)	0.39		3.10	—	3.49	—	21.58	(13.58)	0.89	0.89	0.89	1.56	350,968	31
12-31-17	26.94	0.48	•	3.10	3.58	0.57		1.52	—	2.09	—	28.43	13.89	0.89	0.89	0.89	1.76	476,317	17
Class S2
06-30-22+	26.57	0.15	•	(3.58)	(3.43)	—		—	—	—	—	23.14	(12.91)	1.04	1.01	1.01	1.14	19,835	9
12-31-21	20.88	0.23	•	5.76	5.99	0.30		—	—	0.30	—	26.57	28.78	1.04	1.01	1.01	0.95	24,924	30
12-31-20	23.00	0.34		(0.30)	0.04	0.40		1.76	—	2.16	—	20.88	2.77	1.04	1.04	1.04	1.66	24,035	32
12-31-19	21.39	0.37	•	4.67	5.04	0.55		2.88	—	3.43	—	23.00	24.47	1.04	1.04	1.04	1.63	27,277	22
12-31-18	28.19	0.37	•	(3.73)	(3.36)	0.34		3.10	—	3.44	—	21.39	(13.67)	1.04	1.04	1.04	1.41	25,812	31
12-31-17	26.73	0.44	•	3.06	3.50	0.52		1.52	—	2.04	—	28.19	13.67	1.04	1.04	1.04	1.62	33,409	17
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-22+	21.50	(0.01	)•	(5.44)	(5.45)	—		—	—	—	—	16.05	(25.35)	1.86	1.86	1.86	(0.10)	38,980	12
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—		1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
12-31-20	21.02	(0.17)		6.57	6.40	0.01		1.49	—	1.50	—	25.92	32.71	1.85	1.85	1.85	(0.80)	58,266	22
12-31-19	16.95	0.01		5.24	5.25	—		1.18	—	1.18	—	21.02	31.47	1.86	1.86	1.86	0.03	50,224	21
12-31-18	20.52	(0.01)		(3.49)	(3.50)	0.07		—	—	0.07	—	16.95	(17.12)	1.86	1.86	1.86	(0.07)	40,881	21
12-31-17	14.43	(0.05)		6.19	6.14	0.05		—	—	0.05	—	20.52	42.55	1.86	1.86	1.86	(0.24)	57,093	26
Class I
06-30-22+	23.10	0.05	•	(5.86)	(5.81)	—		—	—	—	—	17.29	(25.15)	1.26	1.26	1.26	0.52	61,372	12
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—		1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
12-31-20	22.24	(0.04)		6.98	6.94	0.14		1.49	—	1.63	—	27.55	33.52	1.25	1.25	1.25	(0.20)	94,067	22
12-31-19	17.80	0.13		5.52	5.65	0.03		1.18	—	1.21	—	22.24	32.23	1.26	1.26	1.26	0.62	79,674	21
12-31-18	21.52	0.12		(3.67)	(3.55)	0.17		—	—	0.17	—	17.80	(16.58)	1.26	1.26	1.26	0.53	61,663	21
12-31-17	15.10	0.08		6.47	6.55	0.13		—	—	0.13	—	21.52	43.45	1.26	1.26	1.26	0.34	82,567	26
Class S
06-30-22+	22.86	0.02	•	(5.79)	(5.77)	—		—	—	—	—	17.09	(25.24)	1.51	1.51	1.51	0.23	222,883	12
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—		1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
12-31-20	22.08	(0.10	)•	6.94	6.84	0.08		1.49	—	1.57	—	27.35	33.23	1.50	1.50	1.50	(0.45)	411,371	22
12-31-19	17.70	0.08		5.48	5.56	0.00	*	1.18	—	1.18	—	22.08	31.91	1.51	1.51	1.51	0.38	370,441	21
12-31-18	21.40	0.05	•	(3.63)	(3.58)	0.12		—	—	0.12	—	17.70	(16.81)	1.51	1.51	1.51	0.27	319,682	21
12-31-17	15.02	0.03		6.44	6.47	0.09		—	—	0.09	—	21.40	43.11	1.51	1.51	1.51	0.11	454,764	26

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S2
06-30-22+	22.50	0.01	•	(5.70)	(5.69)	—	—	—	—	—	16.81	(25.29)	1.66	1.66	1.66	0.06	6,640	12
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—	1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
12-31-20	21.80	(0.13	)•	6.85	6.72	0.05	1.49	—	1.54	—	26.98	33.03	1.65	1.65	1.65	(0.60)	13,424	22
12-31-19	17.52	0.05		5.41	5.46	—	1.18	—	1.18	—	21.80	31.64	1.66	1.66	1.66	0.24	11,567	21
12-31-18	21.17	0.04		(3.61)	(3.57)	0.08	—	—	0.08	—	17.52	(16.92)	1.66	1.66	1.66	0.12	10,587	21
12-31-17	14.86	(0.01	)•	6.37	6.36	0.05	—	—	0.05	—	21.17	42.85	1.66	1.66	1.66	(0.03)	15,050	26
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-22+	18.19	0.02	•	(3.43)	(3.41)	—	—	—	—	—	14.78	(18.75)	1.57	1.54	1.54	0.26	107,999	9
12-31-21	16.52	0.03	•	3.34	3.37	0.09	1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18	138,475	11
12-31-20	16.06	0.06		1.86	1.92	0.09	1.37	—	1.46	—	16.52	12.87	1.57	1.54	1.54	0.40	120,606	16
12-31-19	14.01	0.06		3.89	3.95	0.10	1.80	—	1.90	—	16.06	28.89	1.57	1.54	1.54	0.48	110,093	16
12-31-18	16.98	0.07		(0.23)	(0.16)	0.14	2.67	—	2.81	—	14.01	(2.07)	1.57	1.54	1.54	0.47	78,112	27
12-31-17	14.58	0.10		3.53	3.63	0.17	1.06	—	1.23	—	16.98	25.47	1.57	1.55	1.55	0.60	83,492	29
Class R6
06-30-22+	19.98	0.08	•	(3.78)	(3.70)	—	—	—	—	—	16.28	(18.52)	0.97	0.94	0.94	0.88	1,498	9
12-31-21	17.97	0.15	•	3.65	3.80	0.18	1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79	1,828	11
12-31-20	17.33	0.17	•	2.01	2.18	0.17	1.37	—	1.54	—	17.97	13.55	0.97	0.94	0.94	0.98	1,301	16
12-31-19	14.97	0.18	•	4.17	4.35	0.19	1.80	—	1.99	—	17.33	29.74	0.97	0.94	0.94	1.07	635	16
12-31-18	17.96	0.19	•	(0.27)	(0.08)	0.24	2.67	—	2.91	—	14.97	(1.51)	0.97	0.94	0.94	1.14	84	27
12-31-17	15.35	0.21	•	3.71	3.92	0.25	1.06	—	1.31	—	17.96	26.16	0.97	0.95	0.95	1.21	44	29
Class S
06-30-22+	20.02	0.05	•	(3.77)	(3.72)	—	—	—	—	—	16.30	(18.58)	1.22	1.19	1.19	0.60	197,690	9
12-31-21	18.01	0.10	•	3.65	3.75	0.13	1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52	260,008	11
12-31-20	17.36	0.14		2.01	2.15	0.13	1.37	—	1.50	—	18.01	13.28	1.22	1.19	1.19	0.74	260,901	16
12-31-19	15.00	0.14	•	4.16	4.30	0.14	1.80	—	1.94	—	17.36	29.34	1.22	1.19	1.19	0.82	266,633	16
12-31-18	17.97	0.14	•	(0.25)	(0.11)	0.19	2.67	—	2.86	—	15.00	(1.69)	1.22	1.19	1.19	0.81	243,512	27
12-31-17	15.36	0.16	•	3.71	3.87	0.20	1.06	—	1.26	—	17.97	25.81	1.22	1.20	1.20	0.95	282,442	29
Class S2
06-30-22+	19.77	0.04	•	(3.72)	(3.68)	—	—	—	—	—	16.09	(18.61)	1.37	1.34	1.34	0.45	29,984	9
12-31-21	17.80	0.07	•	3.61	3.68	0.10	1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37	40,135	11
12-31-20	17.18	0.11		1.98	2.09	0.10	1.37	—	1.47	—	17.80	13.06	1.37	1.34	1.34	0.60	38,585	16
12-31-19	14.86	0.11	•	4.13	4.24	0.12	1.80	—	1.92	—	17.18	29.15	1.37	1.34	1.34	0.67	38,888	16
12-31-18	17.83	0.12		(0.26)	(0.14)	0.16	2.67	—	2.83	—	14.86	(1.89)	1.37	1.34	1.34	0.66	35,431	27
12-31-17	15.24	0.14	•	3.69	3.83	0.18	1.06	—	1.24	—	17.83	25.69	1.37	1.35	1.35	0.80	41,831	29
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-22+	30.88	0.08	•	(4.57)	(4.49)	—	—	—	—	—	26.39	(14.54)	1.24	1.24	1.24	0.53	1,585,404	42
12-31-21	29.91	0.14	•	4.98	5.12	0.16	3.99	—	4.16	—	30.88	17.97	1.24	1.24	1.24	0.47	1,891,868	58
12-31-20	27.98	0.20	•	4.33	4.53	0.29	2.31	—	2.60	—	29.91	17.54	1.24	1.24	1.24	0.71	1,555,873	98
12-31-19	24.10	0.25		5.46	5.71	0.34	1.49	—	1.83	—	27.98	23.99	1.24	1.24	1.24	1.02	1,353,246	53
12-31-18	26.53	0.48		(0.36)	0.12	0.50	2.05	—	2.55	—	24.10	0.10	1.24	1.24	1.24	1.94	990,787	75
12-31-17	24.54	0.19		3.36	3.55	0.25	1.31	—	1.56	—	26.53	14.72	1.24	1.24	1.24	0.78	954,071	61
Class I
06-30-22+	32.96	0.17	•	(4.88)	(4.71)	—	—	—	—	—	28.25	(14.29)	0.64	0.64	0.64	1.14	1,415,091	42
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.33	—	32.96	18.67	0.64	0.64	0.64	1.07	1,553,598	58
12-31-20	29.41	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.64	18.28	0.64	0.64	0.64	1.31	1,280,224	98
12-31-19	25.23	0.43		5.73	6.16	0.49	1.49	—	1.98	—	29.41	24.71	0.64	0.64	0.64	1.62	1,673,642	53
12-31-18	27.64	0.67		(0.38)	0.29	0.65	2.05	—	2.70	—	25.23	0.74	0.64	0.64	0.64	2.57	1,245,366	75
12-31-17	25.49	0.36		3.50	3.86	0.40	1.31	—	1.71	—	27.64	15.39	0.64	0.64	0.64	1.38	1,217,289	61

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class R6
06-30-22+	32.98	0.17	•	(4.88)	(4.71)	—	—	—	—	—	28.27	(14.28)		0.64	0.64		0.64	1.13		517,700	42
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.33	—	32.98	18.66		0.64	0.64		0.64	1.07		620,373	58
12-31-20	29.43	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.66	18.27		0.64	0.64		0.64	1.30		542,043	98
12-31-19	25.24	0.46	•	5.71	6.17	0.49	1.49	—	1.98	—	29.43	24.74		0.64	0.64		0.64	1.62		181,835	53
12-31-18	27.66	0.70	•	(0.42)	0.28	0.65	2.05	—	2.70	—	25.24	0.70		0.64	0.64		0.64	2.57		94,159	75
12-31-17	25.49	0.38	•	3.50	3.88	0.40	1.31	—	1.71	—	27.66	15.47		0.64	0.64		0.64	1.38		59,752	61
Class S
06-30-22+	32.96	0.13	•	(4.88)	(4.75)	—	—	—	—	—	28.21	(14.41)		0.89	0.89		0.89	0.88		3,823,280	42
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.25	—	32.96	18.40		0.89	0.89		0.89	0.82		4,700,019	58
12-31-20	29.42	0.32		4.59	4.91	0.38	2.31	—	2.69	—	31.64	17.97		0.89	0.89		0.89	1.06		4,426,278	98
12-31-19	25.25	0.39	•	5.69	6.08	0.42	1.49	—	1.91	—	29.42	24.36		0.89	0.89		0.89	1.37		4,163,308	53
12-31-18	27.65	0.63	•	(0.40)	0.23	0.58	2.05	—	2.63	—	25.25	0.51		0.89	0.89		0.89	2.29		3,640,431	75
12-31-17	25.50	0.31	•	3.48	3.79	0.33	1.31	—	1.64	—	27.65	15.10		0.89	0.89		0.89	1.13		4,050,729	61
Class S2
06-30-22+	32.63	0.11	•	(4.83)	(4.72)	—	—	—	—	—	27.91	(14.47)		1.04	1.04		1.04	0.73		57,330	42
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19		1.04	1.04		1.04	0.67		71,364	58
12-31-20	29.19	0.28		4.54	4.82	0.33	2.31	—	2.64	—	31.37	17.82		1.04	1.04		1.04	0.91		70,966	98
12-31-19	25.06	0.34	•	5.65	5.99	0.37	1.49	—	1.86	—	29.19	24.19		1.04	1.04		1.04	1.22		73,222	53
12-31-18	27.47	0.58	•	(0.40)	0.18	0.54	2.05	—	2.59	—	25.06	0.33		1.04	1.04		1.04	2.13		68,741	75
12-31-17	25.33	0.26	•	3.47	3.73	0.28	1.31	—	1.59	—	27.47	14.96		1.04	1.04		1.04	0.98		74,919	61
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-22+	11.48	0.07	•	(1.05)	(0.98)	—	—	—	—	—	10.50	(8.54)		1.24	1.21		1.21	1.26		58,205	10
12-31-21	9.46	0.12	•	2.23	2.35	0.14	0.19	—	0.33	—	11.48	24.97		1.24	1.21		1.21	1.12		58,287	19
12-31-20	9.97	0.17		(0.19)	(0.02)	0.37	0.12	—	0.49	—	9.46	0.64		1.24	1.21		1.21	1.87		47,110	25
12-31-19	10.74	0.21	•	2.42	2.63	0.26	3.14	—	3.40	—	9.97	25.93		1.24	1.21		1.21	1.82		51,293	17
12-31-18	14.34	0.23		(1.38)	(1.15)	0.23	2.22	—	2.45	—	10.74	(9.69	)(a)	1.24	1.09	(b)	1.09	1.80	(c)	43,287	16
12-31-17	13.63	0.20		1.86	2.06	0.25	1.10	—	1.35	—	14.34	15.89		1.24	1.24		1.24	1.38		53,101	19
Class I
06-30-22+	11.78	0.11	•	(1.08)	(0.97)	—	—	—	—	—	10.81	(8.23)		0.64	0.61		0.61	1.85		66,116	10
12-31-21	9.70	0.19	•	2.29	2.48	0.21	0.19	—	0.40	—	11.78	25.66		0.64	0.61		0.61	1.71		73,572	19
12-31-20	10.27	0.23		(0.20)	0.03	0.48	0.12	—	0.60	—	9.70	1.27		0.64	0.61		0.61	2.47		77,346	25
12-31-19	10.97	0.29	•	2.47	2.76	0.32	3.14	—	3.46	—	10.27	26.66		0.64	0.61		0.61	2.42		81,596	17
12-31-18	14.59	0.31		(1.41)	(1.10)	0.30	2.22	—	2.52	—	10.97	(9.09	)(a)	0.64	0.49	(b)	0.49	2.40	(c)	82,300	16
12-31-17	13.85	0.28	•	1.90	2.18	0.34	1.10	—	1.44	—	14.59	16.48		0.64	0.64		0.64	1.94		99,204	19
Class S
06-30-22+	11.96	0.09	•	(1.09)	(1.00)	—	—	—	—	—	10.96	(8.36)		0.89	0.86		0.86	1.59		142,571	10
12-31-21	9.85	0.17	•	2.31	2.48	0.18	0.19	—	0.37	—	11.96	25.27		0.89	0.86		0.86	1.47		158,847	19
12-31-20	10.31	0.22		(0.20)	0.02	0.36	0.12	—	0.48	—	9.85	0.95		0.89	0.86		0.86	2.22		141,486	25
12-31-19	11.00	0.25	•	2.50	2.75	0.30	3.14	—	3.44	—	10.31	26.42		0.89	0.86		0.86	2.13		161,388	17
12-31-18	14.62	0.29		(1.42)	(1.13)	0.27	2.22	—	2.49	—	11.00	(9.32	)(a)	0.89	0.74	(b)	0.74	2.15	(c)	541,914	16
12-31-17	13.87	0.25	•	1.90	2.15	0.30	1.10	—	1.40	—	14.62	16.23		0.89	0.89		0.89	1.73		694,870	19
Class S2
06-30-22+	11.59	0.08	•	(1.06)	(0.98)	—	—	—	—	—	10.61	(8.46)		1.04	1.01		1.01	1.44		77,173	10
12-31-21	9.55	0.14	•	2.26	2.40	0.17	0.19	—	0.35	—	11.59	25.15		1.04	1.01		1.01	1.32		88,637	19
12-31-20	10.07	0.20		(0.20)	0.00 *	0.40	0.12	—	0.52	—	9.55	0.85		1.04	1.01		1.01	2.07		80,591	25
12-31-19	10.82	0.23	•	2.44	2.67	0.28	3.14	—	3.42	—	10.07	26.13		1.04	1.01		1.01	2.01		90,172	17
12-31-18	14.42	0.26		(1.39)	(1.13)	0.25	2.22	—	2.47	—	10.82	(9.45	)(a)	1.04	0.89	(b)	0.89	2.00	(c)	91,924	16
12-31-17	13.70	0.23		1.87	2.10	0.28	1.10	—	1.38	—	14.42	16.07		1.04	1.04		1.04	1.58		113,247	19

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-22+	17.37	0.07	•	(3.19)	(3.12)	—	—	—	—	—	14.25	(17.96)	1.58	1.35	1.35	0.84	19,847	15
12-31-21	17.72	0.03	•	0.15	0.18	0.07	0.46	—	0.53	—	17.37	0.87	1.36	1.35	1.35	0.18	24,946	27
12-31-20	16.26	0.02	•	2.15	2.17	0.34	0.37	—	0.71	—	17.72	14.11	1.38	1.36	1.36	0.14	24,010	30
12-31-19	13.63	0.12		3.49	3.61	0.06	0.92	—	0.98	—	16.26	27.20	1.41	1.36	1.36	0.87	23,415	30
12-31-18	16.16	0.10		(2.41)	(2.31)	0.22	—	—	0.22	—	13.63	(14.46)	1.45	1.40	1.40	0.70	18,465	35
12-31-17	12.79	0.08		3.42	3.50	0.13	—	—	0.13	—	16.16	27.42	1.40	1.40	1.40	0.64	21,086	37
Class I
06-30-22+	17.48	0.11	•	(3.21)	(3.10)	—	—	—	—	—	14.38	(17.73)	0.98	0.75	0.75	1.44	35,592	15
12-31-21	17.81	0.14	•	0.15	0.29	0.16	0.46	—	0.62	—	17.48	1.48	0.76	0.75	0.75	0.78	45,209	27
12-31-20	16.35	0.13		2.13	2.26	0.43	0.37	—	0.80	—	17.81	14.74	0.78	0.76	0.76	0.75	45,033	30
12-31-19	13.69	0.23		3.50	3.73	0.15	0.92	—	1.07	—	16.35	28.04	0.81	0.76	0.76	1.47	41,352	30
12-31-18	16.22	0.20	•	(2.42)	(2.22)	0.31	—	—	0.31	—	13.69	(13.96)	0.85	0.80	0.80	1.30	35,717	35
12-31-17	12.82	0.19	•	3.41	3.60	0.20	—	—	0.20	—	16.22	28.21	0.80	0.80	0.80	1.26	44,832	37
Class S
06-30-22+	17.40	0.09	•	(3.19)	(3.10)	—	—	—	—	—	14.30	(17.82)	1.23	1.00	1.00	1.17	103,356	15
12-31-21	17.74	0.10	•	0.13	0.23	0.11	0.46	—	0.58	—	17.40	1.19	1.01	1.00	1.00	0.53	135,375	27
12-31-20	16.28	0.08	•	2.14	2.22	0.39	0.37	—	0.76	—	17.74	14.49	1.03	1.01	1.01	0.49	153,919	30
12-31-19	13.64	0.18	•	3.49	3.67	0.11	0.92	—	1.03	—	16.28	27.64	1.06	1.01	1.01	1.20	151,437	30
12-31-18	16.15	0.17	•	(2.42)	(2.25)	0.26	—	—	0.26	—	13.64	(14.12)	1.10	1.05	1.05	1.07	137,550	35
12-31-17	12.77	0.15	•	3.40	3.55	0.17	—	—	0.17	—	16.15	27.87	1.05	1.05	1.05	1.01	175,297	37

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(a)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, total return for VY® T.Rowe Price Equity Income Portfolio would have been (9.84)%, (9.24)%, (9.47)% and (9.60)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, the net expense ratios for VY® T.Rowe Price Equity Income Portfolio would have been 1.23%, 0.63%, 0.88% and 1.03% for Class ADV, I, S and S2, respectively.
(c)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, the net investment income ratios for VY® T.Rowe Price Equity Income Portfolio would have been 1.65%, 2.25%, 2.00% and 1.85% for Classes ADV, I, S and S2, respectively.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus. Prior to May 1, 2022, VY® CBRE Global Real Estate Portfolio was known as VY® Clarion Global Real Estate Portfolio.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

Premium amortization and discount accretion are determined by the effective yield method. CBRE Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2022, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $448,474 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2022. There was no collateral pledged by any counterparty at June 30, 2022 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2022, Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $87,263 and $7,163,851, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2022, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of June 30, 2022.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2022, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward currency contracts at June 30, 2022. JPMorgan Emerging Markets Equity did not have any open forward currency contracts at June 30, 2022.

	Purchased	Sold
CBRE Global Real Estate	$72,601	$—
Invesco Growth and Income	6,687,131	23,100,751
T. Rowe Price International Stock	80,991	51,661

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Portfolios did not enter into any futures contracts for the period ended June 30, 2022.

I.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2022, T. Rowe Price Capital Appreciation had written equity options with an average notional value of $851,054,922 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at June 30, 2022. At June 30, 2022, T. Rowe Price Capital Appreciation had pledged securities with a fair valued at $146,043,516 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2022.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchased	Sold
CBRE Global Real Estate	$99,439,496	$106,508,969
Invesco Growth and Income	39,570,663	53,945,146
JPMorgan Emerging Markets Equity	44,440,311	51,740,291
Morgan Stanley Global Franchise	32,636,791	55,998,650
T. Rowe Price Capital Appreciation	3,091,416,795	3,182,241,744
T. Rowe Price Equity Income	36,681,154	36,623,580
T. Rowe Price International Stock	26,071,504	38,907,509

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate and T. Rowe Price International Stock have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate(1)	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million
T. Rowe Price International Stock(1)	0.64% on the first $4 billion; 0.63% on the amount in excess of $4 billion

(1)	The Investment Adviser is contractually obligated to waive 0.033% and 0.04% of the management fee for CBRE Global Real Estate and T. Rowe Price International Stock, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(2)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise(3)	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Invesco Growth and Income,(3) T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income(3)(4)	0.75% first $750 million; 0.70% on the next $1.25 billion; 0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(2)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.
(3)	The Investment Adviser is contractually obligated to waive 0.026%, 0.030% and 0.030% of the Unified Fee for Morgan Stanley Global Franchise, T. Rowe Price Equity Income and Invesco Growth and Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.
(4)	The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of VY® CBRE Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-

advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC(1)
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

(1)	Previously known as CBRE Clarion Securities LLC.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2023. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

the period ended June 30, 2022, the Distributor waived $893,537 of class specific distribution and shareholder servicing fees and the Investment Adviser waived $405,963 of Unified Fees and/or certain expenses to assist the Portfolio in maintaining a yield of not less than zero. The class specific waivers were comprised of the following amounts:

	Distribution Fee	Shareholder Servicing Fee
Class S	$—	$269,690
Class S2	235,859	387,988

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2023	2024	2025	Total
Government Liquid Assets	$271,392	$1,886,604	$1,388,449	$3,546,445

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 2022, T. Rowe Price International Stock incurred $170,000 of proxy and solicitation costs associated with the Portfolio’s merger with and into Voya International Index Portfolio (which is not included in this report). The Investment Adviser reimbursed the Portfolio for these costs.

At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Growth and Income	5.00%
	T. Rowe Price Equity Income	7.07
	T. Rowe Price International Stock	14.29
Security Life of Denver Insurance Company	Government Liquid Assets	5.22
	CBRE Global Real Estate	6.05
	JPMorgan Emerging Markets Equity	9.12
	T. Rowe Price Equity Income	8.93
	T. Rowe Price International Stock	7.62
Voya Institutional Trust Company	Government Liquid Assets	58.47
	CBRE Global Real Estate	11.48
	Invesco Growth and Income	5.59
	JPMorgan Emerging Markets Equity	12.79
	Morgan Stanley Global Franchise	34.03
	T. Rowe Price Capital Appreciation	31.76
	T. Rowe Price Equity Income	41.08
	T. Rowe Price International Stock	13.08

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate and T. Rowe Price International Stock may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
CBRE Global Real Estate	$124,056
T. Rowe Price International Stock	38,466

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses,

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2023	2024	2025	Total
CBRE Global Real Estate	$290,571	$329,991	$340,829	$961,391

The Expense Limitation Agreements are contractual through May 1, 2023, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2022 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
CBRE Global Real Estate	1	$3,628,000	1.33%
JPMorgan Emerging Markets Equity	9	690,333	2.42
T. Rowe Price Capital Appreciation	1	3,947,000	1.33

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2022	39,188,998	—	79,301	(11,066,700)	28,201,599	39,188,998	—	79,301	(11,066,700)	28,201,599
12/31/2021	23,190,070	—	16,647	(36,870,033)	(13,663,316)	23,190,070	—	16,647	(36,870,033)	(13,663,316)
Class S
6/30/2022	59,919,386	—	211,997	(50,457,271)	9,674,112	59,919,386	—	211,997	(50,457,271)	9,674,112
12/31/2021	97,462,266	—	102,429	(152,272,917)	(54,708,222)	97,462,266	—	102,429	(152,272,917)	(54,708,222)
Class S2
6/30/2022	153,940,520	—	231,654	(30,205,397)	123,966,777	153,940,520	—	231,654	(30,205,396)	123,966,778
12/31/2021	86,508,479	—	141,054	(176,345,448)	(89,695,915)	86,508,479	—	141,054	(176,345,448)	(89,695,915)

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
CBRE Global Real Estate
Class ADV
6/30/2022	21,518	—	—	(130,529)	(109,011)	247,693	—	—	(1,544,581)	(1,296,888)
12/31/2021	36,402	—	31,148	(246,757)	(179,207)	440,881	—	377,513	(2,969,373)	(2,150,979)
Class I
6/30/2022	428,126	—	—	(405,873)	22,253	5,313,653	—	—	(5,058,792)	254,861
12/31/2021	870,641	—	263,545	(1,391,609)	(257,423)	10,351,322	—	3,281,141	(17,034,398)	(3,401,935)
Class S
6/30/2022	164,803	—	—	(709,484)	(544,681)	2,013,488	—	—	(8,647,512)	(6,634,024)
12/31/2021	400,678	—	190,423	(1,480,173)	(889,072)	5,035,135	—	2,361,249	(17,946,886)	(10,550,502)
Class S2
6/30/2022	244	—	—	(2,383)	(2,139)	2,619	—	—	(29,598)	(26,979)
12/31/2021	8,920	—	1,732	(12,413)	(1,761)	117,249	—	21,700	(149,380)	(10,431)
Invesco Growth and Income
Class ADV
6/30/2022	85,530	—	—	(66,093)	19,437	2,227,308	—	—	(1,677,015)	550,293
12/31/2021	93,633	—	7,922	(155,021)	(53,466)	2,283,226	—	192,270	(3,740,417)	(1,264,921)
Class I
6/30/2022	167,554	—	—	(90,115)	77,439	4,343,841	—	—	(2,317,973)	2,025,868
12/31/2021	257,685	—	24,200	(189,580)	92,305	6,267,142	—	593,144	(4,677,696)	2,182,590
Class S
6/30/2022	538,076	—	—	(938,182)	(400,106)	14,103,992	—	—	(24,650,468)	(10,546,476)
12/31/2021	811,169	—	189,312	(2,391,268)	(1,390,787)	20,227,445	—	4,704,412	(59,053,401)	(34,121,544)
Class S2
6/30/2022	5,427	—	—	(86,520)	(81,093)	138,867	—	—	(2,233,398)	(2,094,531)
12/31/2021	23,460	—	12,375	(248,583)	(212,748)	581,301	—	304,187	(6,070,340)	(5,184,852)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2022	98,639	—	—	(181,530)	(82,891)	1,780,470	—	—	(3,336,906)	(1,556,436)
12/31/2021	398,659	—	190,433	(324,566)	264,526	10,209,266	—	4,625,629	(8,016,811)	6,818,084
Class I
6/30/2022	237,338	—	—	(185,197)	52,141	4,572,051	—	—	(3,729,335)	842,716
12/31/2021	473,196	—	249,445	(640,202)	82,439	12,725,273	—	6,493,054	(17,402,497)	1,815,830
Class S
6/30/2022	237,699	—	—	(1,237,080)	(999,381)	4,479,089	—	—	(23,733,426)	(19,254,337)
12/31/2021	810,713	—	1,084,813	(2,897,162)	(1,001,636)	20,975,903	—	27,977,315	(75,127,105)	(26,173,887)
Class S2
6/30/2022	6,866	—	—	(59,419)	(52,553)	131,583	—	—	(1,108,626)	(977,043)
12/31/2021	20,594	—	35,772	(106,192)	(49,826)	513,458	—	908,609	(2,730,182)	(1,308,115)
Morgan Stanley Global Franchise
Class ADV
6/30/2022	112,206	—	—	(419,708)	(307,502)	1,842,240	—	—	(6,732,017)	(4,889,777)
12/31/2021	362,182	—	734,983	(785,409)	311,756	6,143,775	—	12,325,665	(13,504,448)	4,964,992
Class R6
6/30/2022	9,069	—	—	(8,556)	513	167,950	—	—	(160,800)	7,150
12/31/2021	23,034	—	7,784	(11,744)	19,074	421,413	—	142,984	(218,243)	346,154
Class S
6/30/2022	134,415	—	—	(993,155)	(858,740)	2,503,718	—	—	(17,401,503)	(14,897,785)
12/31/2021	111,714	—	1,246,962	(2,860,955)	(1,502,279)	2,083,227	—	22,981,508	(53,664,794)	(28,600,059)
Class S2
6/30/2022	11,676	—	—	(177,523)	(165,847)	211,947	—	—	(3,122,089)	(2,910,142)
12/31/2021	15,867	—	189,890	(342,983)	(137,226)	295,041	—	3,457,895	(6,381,557)	(2,628,621)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2022	895,579	—	—	(2,077,864)	(1,182,285)	25,920,938	—	—	(58,893,724)	(32,972,786)
12/31/2021	3,907,585	—	7,606,265	(2,263,017)	9,250,833	120,879,451	—	222,578,297	(69,340,875)	274,116,873
Class I
6/30/2022	4,462,412	—	—	(1,503,797)	2,958,615	135,834,521	—	—	(45,217,335)	90,617,186
12/31/2021	3,638,741	—	5,781,019	(2,746,988)	6,672,772	118,764,330	—	181,327,758	(88,908,320)	211,183,768
Class R6
6/30/2022	1,028,779	—	—	(1,523,729)	(494,950)	31,293,217	—	—	(47,081,010)	(15,787,793)
12/31/2021	2,158,514	—	2,367,244	(2,838,265)	1,687,493	70,531,505	—	74,289,334	(92,862,424)	51,958,415
Class S
6/30/2022	927,626	—	—	(8,012,463)	(7,084,837)	29,061,033	—	—	(245,438,471)	(216,377,438)
12/31/2021	1,754,026	—	17,982,319	(17,005,161)	2,731,184	57,374,711	—	562,658,520	(555,142,856)	64,890,375
29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Capital Appreciation (continued)
Class S2
6/30/2022	45,828	—	—	(178,812)	(132,984)	1,382,621	—	—	(5,385,017)	(4,002,396)
12/31/2021	96,357	—	282,378	(453,978)	(75,243)	3,180,748	—	8,732,930	(14,775,574)	(2,861,896)
T. Rowe Price Equity Income
Class ADV
6/30/2022	713,094	—	—	(247,895)	465,199	8,185,814	—	—	(2,825,765)	5,360,049
12/31/2021	1,114,789	—	154,753	(1,171,214)	98,328	12,227,521	—	1,725,809	(12,810,997)	1,142,333
Class I
6/30/2022	493,513	—	—	(622,082)	(128,569)	5,828,833	—	—	(7,217,448)	(1,388,615)
12/31/2021	715,388	—	213,445	(2,660,105)	(1,731,272)	7,970,005	—	2,459,976	(29,890,253)	(19,460,272)
Class S
6/30/2022	451,591	—	—	(724,747)	(273,156)	5,365,810	—	—	(8,623,471)	(3,257,661)
12/31/2021	474,787	—	423,645	(1,993,772)	(1,095,340)	5,432,775	—	4,945,637	(22,283,889)	(11,905,477)
Class S2
6/30/2022	144,110	—	—	(520,243)	(376,133)	1,685,847	—	—	(6,016,787)	(4,330,940)
12/31/2021	67,166	—	240,652	(1,101,605)	(793,787)	727,963	—	2,717,084	(12,071,420)	(8,626,373)
T. Rowe Price International Stock
Class ADV
6/30/2022	77,069	—	—	(120,355)	(43,286)	1,222,646	—	—	(1,907,142)	(684,496)
12/31/2021	181,901	—	40,464	(140,921)	81,444	3,313,921	—	739,677	(2,556,791)	1,496,807
Class I
6/30/2022	20,675	—	—	(132,275)	(111,600)	330,825	—	—	(2,092,182)	(1,761,357)
12/31/2021	229,956	—	84,963	(256,619)	58,300	4,222,910	—	1,559,070	(4,715,629)	1,066,351
Class S
6/30/2022	179,306	—	—	(731,068)	(551,762)	2,815,742	—	—	(11,699,040)	(8,883,298)
12/31/2021	374,083	—	255,958	(1,527,087)	(897,046)	6,767,548	—	4,681,463	(27,994,243)	(16,545,232)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:

CBRE Global Real Estate

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch International	$130,535	$(130,535)	$—
Scotia Capital (USA) Inc.	519,327	(519,327)	—
Total	$649,862	$(649,862)	$—

(1)	Cash collateral with a fair value of $716,231 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$2,016,674	$(2,016,674)	$—
BNP Paribas Prime Brokerage Intl Ltd	194,831	(194,831)	—
Goldman Sachs & Co. LLC	270,900	(270,900)	—
Morgan Stanley & Co. LLC	339,082	(339,082)	—
Total	$2,821,487	$(2,821,487)	$—

(1)	Cash collateral with a fair value of $2,926,596 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$7,697,493	$(7,697,493)	$—
Barclays Capital Inc.	3,299,235	(3,299,235)	—
BNP Paribas	1,328,238	(1,328,238)	—
BNP Paribas Prime Brokerage Intl Ltd	2,977,068	(2,977,068)	—
BNP Paribas Securities Corp.	172,869	(172,869)	—
BofA Securities Inc.	81,283	(81,283)	—
Citadel Clearing LLC	14,397,439	(14,397,439)	—
Citigroup Global Markets Inc.	43,779,895	(43,779,895)	—
Deutsche Bank Securities Inc.	1,582,840	(1,582,840)	—
Goldman Sachs & Co. LLC	757,098	(757,098)	—
J.P. Morgan Securities LLC	22,357,974	(22,357,974)	—
Jefferies LLC	465,320	(465,320)	—
Morgan Stanley & Co. LLC	2,561,645	(2,561,645)	—
MUFG Securities Americas Inc.	47,064,843	(47,064,843)	—

T. Rowe Price Capital Appreciation (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	$5,709,547	$(5,709,547)	$—
RBC Capital Markets, LLC	14,947,450	(14,947,450)	—
RBC Dominion Securities Inc.	1,178,080	(1,178,080)	—
Scotia Capital (USA) Inc.	3,653,595	(3,653,595)	—
State Street Bank and Trust Company	30,414,934	(30,414,934)	—
TD Securities (USA) Inc.	1,476,378	(1,476,378)	—
TD Securities Inc.	1,405,953	(1,405,953)	—
Truist Securities Inc.	1,425,750	(1,425,750)	—
UBS AG	462,853	(462,853)	—
UBS Securities LLC	1,245,916	(1,245,916)	—
Wells Fargo Securities LLC	1,982,792	(1,982,792)	—
Total	$212,426,487	$(212,426,487)	$—

(1)	Cash collateral with a fair value of $217,454,923 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$39,299	$(39,299)	$—
J.P. Morgan Securities LLC	289,130	(289,130)	—
Total	$328,429	$(328,429)	$—

(1)	Cash collateral with a fair value of $337,652 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price International Stock

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities Plc.	$205,205	$(205,205)	$—
Total	$205,205	$(205,205)	$—

(1)	Cash collateral with a fair value of $217,092 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. There were no unfunded loan commitments at June 30, 2022.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and de minimis distributions in excess of net investment income.

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$260,130	$—	$1,757,835	$—
CBRE Global Real Estate	6,041,603	—	12,158,955	14,567,272
Invesco Growth and Income	5,794,013	—	7,565,414	30,987,138
JPMorgan Emerging Markets Equity	1,437,832	38,566,775	1,701,704	31,735,210
Morgan Stanley Global Franchise	3,006,032	35,902,020	3,590,119	30,534,835
T. Rowe Price Capital Appreciation	308,314,113	741,272,726	192,004,958	469,747,551
T. Rowe Price Equity Income	5,696,840	6,151,666	17,191,718	1,200,886
T. Rowe Price International Stock	1,414,892	5,565,318	5,238,296	4,238,733

The tax-basis components of distributable earnings as of December 31, 2021 were:

	Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Government Liquid Assets	$—	$—	$—	$(14,585)	$(14,585)
CBRE Global Real Estate	6,892,159	8,599,379	63,964,972	(7,666)	79,448,844
Invesco Growth and Income	9,854,314	49,484,673	120,380,351	(14,850)	179,704,488
JPMorgan Emerging Markets Equity	—	97,646,805	130,156,507	(2,925,028)	224,878,284
Morgan Stanley Global Franchise	2,049,342	31,288,121	172,662,258	(10,270)	205,989,451
T. Rowe Price Capital Appreciation	273,053,367	710,613,021	1,675,192,143	(138,015)	2,658,720,516
T. Rowe Price Equity Income	3,415,264	33,459,457	105,013,496	(35,954)	141,852,263
T. Rowe Price International Stock	4,390,306	16,074,165	40,872,941	(75,360)	61,262,052

At December 31, 2021, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 14 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 15 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 16 — SUBSEQUENT EVENTS

Reorganization: On January 27, 2022, the Board approved a proposal to reorganize T. Rowe Price International Stock (the “Merging Portfolio”) with and into Voya International Index Portfolio, which is not included in this report (the “Reorganization”). On June 28, 2022 shareholders of the Merging Portfolio approved the Reorganization which took place at close of business July 8, 2022.

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

Dividends: Subsequent to June 30, 2022, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Liquid Assets
Class I	NII	$0.0013	August 1, 2022	Daily
Class S	NII	$0.0011	August 1, 2022	Daily
Class S2	NII	$0.0009	August 1, 2022	Daily
CBRE Global Real Estate
Class ADV	NII	$0.2934	July 14, 2022	July 12, 2022
Class I	NII	$0.3799	July 14, 2022	July 12, 2022
Class S	NII	$0.3431	July 14, 2022	July 12, 2022
Class S2	NII	$0.3308	July 14, 2022	July 12, 2022
All Classes	STCG	$0.0576	July 14, 2022	July 12, 2022
All Classes	LTCG	$0.5302	July 14, 2022	July 12, 2022
Invesco Growth and Income
Class ADV	NII	$0.2495	July 14, 2022	July 12, 2022
Class I	NII	$0.3970	July 14, 2022	July 12, 2022
Class S	NII	$0.3298	July 14, 2022	July 12, 2022
Class S2	NII	$0.2781	July 14, 2022	July 12, 2022
All Classes	STCG	$0.2690	July 14, 2022	July 12, 2022
All Classes	LTCG	$3.0092	July 14, 2022	July 12, 2022
JPMorgan Emerging Markets Equity
All Classes	LTCG	$5.0432	July 14, 2022	July 12, 2022
Morgan Stanley Global Franchise
Class ADV	NII	$0.0494	July 14, 2022	July 12, 2022
Class R6	NII	$0.1559	July 14, 2022	July 12, 2022
Class S	NII	$0.1022	July 14, 2022	July 12, 2022
Class S2	NII	$0.0716	July 14, 2022	July 12, 2022
All Classes	STCG	$0.0149	July 14, 2022	July 12, 2022
All Classes	LTCG	$1.4726	July 14, 2022	July 12, 2022
T. Rowe Price Capital Appreciation
Class ADV	NII	$0.0233	July 14, 2022	July 12, 2022
Class I	NII	$0.0233	July 14, 2022	July 12, 2022
Class R6	NII	$0.0233	July 14, 2022	July 12, 2022
Class S	NII	$0.0233	July 14, 2022	July 12, 2022
Class S2	NII	$0.0233	July 14, 2022	July 12, 2022
All Classes	STCG	$1.0052	July 14, 2022	July 12, 2022
All Classes	LTCG	$2.6765	July 14, 2022	July 12, 2022
T. Rowe Price Equity Income
Class ADV	NII	$0.0007	July 14, 2022	July 12, 2022
Class I	NII	$0.0007	July 14, 2022	July 12, 2022
Class S	NII	$0.0007	July 14, 2022	July 12, 2022
Class S2	NII	$0.0007	July 14, 2022	July 12, 2022
All Classes	STCG	$0.1066	July 14, 2022	July 12, 2022
All Classes	LTCG	$1.0496	July 14, 2022	July 12, 2022

NII—Net investment income
STCG—Short-term capital gain
LTCG—Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

34

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: 35.9%
27,000,000	Federal Farm Credit Banks Funding Corp., 1.518%, (SOFRRATE + 0.008%), 11/22/2022	$26,998,920	2.8
11,250,000	Federal Farm Credit Banks Funding Corp., 1.530%, (SOFRRATE + 0.020%), 04/10/2023	11,249,117	1.2
13,000,000	Federal Farm Credit Banks Funding Corp., 1.535%, (SOFRRATE + 0.025%), 12/16/2022	13,000,152	1.3
11,250,000	Federal Farm Credit Banks Funding Corp., 1.560%, (SOFRRATE + 0.050%), 02/17/2023	11,252,143	1.2
50,000,000	Federal Farm Credit Banks Funding Corp., 1.818%, (USBMMY3M + 0.060%), 09/15/2022	50,029,271	5.2
4,900,000	Federal Farm Credit Banks Funding Corp., 1.820%, (SOFRRATE + 0.310%), 11/07/2022	4,905,076	0.5
13,750,000	Federal Home Loan Bank Discount Notes, 1.510%, 11/29/2022	13,664,066	1.4
23,800,000	Federal Home Loan Bank Discount Notes, 2.100%, 07/01/2022	23,800,000	2.4
17,500,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 09/16/2022	17,500,000	1.8
70,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 09/06/2022	70,000,000	7.2
13,500,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 10/07/2022	13,500,000	1.4
12,500,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 10/07/2022	12,500,000	1.3
50,000,000	Federal Home Loan Banks, 1.530%, (SOFRRATE + 0.020%), 11/01/2022	50,000,000	5.1
30,000,000	Federal Home Loan Banks, 1.550%, 11/07/2022	30,000,000	3.1

	Total U.S. Government Agency Debt (Cost $348,398,745)	348,398,745	35.9

U.S. TREASURY DEBT: 5.6%
28,500,000	United States Treasury Floating Rate Note, 1.792%, (USBMMY3M + 0.034%), 04/30/2023	28,553,406	2.9
Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY DEBT: (continued)
26,000,000		United States Treasury Floating Rate Note, 1.813%, (USBMMY3M + 0.055%), 07/31/2022	$26,006,483	2.7

		Total U.S. Treasury Debt (Cost $54,559,889)	54,559,889	5.6

U.S. TREASURY REPURCHASE AGREEMENT: 45.2%
438,034,000		Deutsche Bank Repurchase Agreement dated 06/30/22, 1.450%, due 07/01/22, $438,051,643 to be received upon repurchase (Collateralized by $530,968,300, U.S. Treasury Note, 0.625%–1.125%, Market Value plus accrued interest $446,794,735 due 5/15/30–2/15/31)	438,034,000	45.2
		Total U.S. Treasury Repurchase Agreement (Cost $438,034,000)	438,034,000	45.2

Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: 9.7%
47,000,000	(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.330%, 07/01/22	47,000,000	4.9
47,000,000	(1)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 1.390%, 07/01/22	47,000,000	4.8
		Total Investment Companies (Cost $94,000,000)	94,000,000	9.7
		Total Investments in Securities (Cost $934,992,634)	$934,992,634	96.4
		Assets in Excess of Other Liabilities	35,321,408	3.6
		Net Assets	$970,314,042	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:

SOFRRATE    1-day Secured Overnight Financing Rate

USBMMY3M   U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

35

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the aggregate cost of investments for federal income tax purposes is the same as for financial statement purposes.

Investment Type Allocation
as of June 30, 2022
(as a percentage of net assets)

U.S. Treasury Repurchase Agreement	45.2%
U.S. Government Agency Debt	35.9
Investment Companies	9.7
U.S. Treasury Debt	5.6
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Investment Companies	$94,000,000	$—	$—	$94,000,000
U.S. Government Agency Debt	—	348,398,745	—	348,398,745
U.S. Treasury Debt	—	54,559,889	—	54,559,889
U.S. Treasury Repurchase Agreement	—	438,034,000	—	438,034,000
Total Investments, at fair value	$94,000,000	$840,992,634	$—	$934,992,634

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2022:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$438,034,000	$(438,034,000)	$—
Totals	$438,034,000	$(438,034,000)	$—

(1)	Collateral with a fair value of $446,794,735 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

36

VY® CBRE GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Australia: 4.4%
110,993		Charter Hall Group	$832,575	0.5
247,058		Dexus	1,519,274	0.9
66,282		Goodman Group	818,432	0.5
568,792		GPT Group	1,662,401	0.9
1,003,800		HomeCo Daily Needs REIT	887,043	0.5
1,130,679		Scentre Group	2,030,191	1.1
			7,749,916	4.4

		Austria: 0.5%
28,399		CA Immobilien Anlagen AG	904,061	0.5

		Belgium: 1.1%
9,550		Aedifica SA	917,590	0.5
4,276		Montea NV	409,772	0.2
13,937		Shurgard Self Storage SA	649,966	0.4
			1,977,328	1.1

		Canada: 4.6%
26,429		Boardwalk Real Estate Investment Trust	859,887	0.5
100,894	(1)	Chartwell Retirement Residences	873,965	0.5
91,853		First Capital Real Estate Investment Trust	1,068,954	0.6
125,860		H&R Real Estate Investment Trust	1,217,338	0.7
135,326		RioCan Real Estate Investment Trust	2,104,744	1.2
45,757		Summit Industrial Income REIT	608,221	0.3
130,905		Tricon Residential, Inc.	1,327,377	0.8
			8,060,486	4.6

		France: 2.1%
14,209		ICADE	697,309	0.4
78,455		Klepierre SA	1,518,267	0.9
59,705		Mercialys SA	484,748	0.3
19,482	(2)	Unibail-Rodamco-Westfield	990,468	0.5
			3,690,792	2.1

		Germany: 2.5%
29,540		LEG Immobilien SE	2,458,377	1.4
59,859		Vonovia SE	1,852,073	1.1
			4,310,450	2.5

		Hong Kong: 5.9%
273,998		CK Asset Holdings Ltd.	1,946,843	1.1
467,000		Hysan Development Co., Ltd.	1,408,903	0.8
441,663		Link REIT	3,608,991	2.1
1,257,466		Sino Land Co.	1,856,871	1.1
592,934		Swire Properties Ltd.	1,476,189	0.8
			10,297,797	5.9

		Japan: 9.4%
492		Activia Properties, Inc.	1,469,899	0.8
725		AEON REIT Investment Corp.	819,029	0.5
2,777		Japan Hotel REIT Investment Corp.	1,392,463	0.8
2,763		Japan Metropolitan Fund Invest	2,152,862	1.2
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
214		Kenedix Office Investment Corp.	$1,076,214	0.6
566		Kenedix Residential Next Investment Corp.	907,901	0.5
249		Kenedix Retail REIT Corp.	505,407	0.3
1,773		LaSalle Logiport REIT	2,181,568	1.3
81,812		Mitsui Fudosan Co., Ltd.	1,757,718	1.0
1,467		Orix JREIT, Inc.	1,993,042	1.1
424,996		Tokyu Fudosan Holdings Corp.	2,236,524	1.3
			16,492,627	9.4

		Luxembourg: 0.3%
40,114	(1)	Grand City Properties SA	542,617	0.3

		Singapore: 3.1%
1,173,417		Ascendas Real Estate Investment Trust	2,408,260	1.4
707,171		CapitaLand Integrated Commercial Trust	1,105,465	0.7
903,505		Keppel REIT Management Ltd.	709,111	0.4
1,919,500		Lendlease Global Commercial REIT	1,099,409	0.6
			5,322,245	3.1

		Spain: 0.8%
149,948		Merlin Properties Socimi SA	1,452,154	0.8

		Sweden: 0.9%
26,083		Catena AB	943,962	0.5
57,510	(2)	Pandox AB	648,182	0.4
			1,592,144	0.9

		United Kingdom: 3.1%
302,414		Land Securities Group PLC	2,454,082	1.4
420,100		NewRiver REIT PLC	451,556	0.2
53,528		Safestore Holdings PLC	693,108	0.4
89,092		Segro PLC	1,063,560	0.6
372,211		Tritax Big Box REIT Plc	824,806	0.5
			5,487,112	3.1

		United States: 60.4%
25,443		Alexandria Real Estate Equities, Inc.	3,689,998	2.1
49,065		Apartment Income REIT Corp.	2,041,104	1.2
14,937		AvalonBay Communities, Inc.	2,901,512	1.6
4,853		Crown Castle International Corp.	817,148	0.5
93,643		CubeSmart	4,000,429	2.3
106,934	(2)	DiamondRock Hospitality Co.	877,928	0.5
30,025		EPR Properties	1,409,073	0.8
19,985		Equinix, Inc.	13,130,545	7.5
10,225		Essex Property Trust, Inc.	2,673,940	1.5
41,825		Extra Space Storage, Inc.	7,115,269	4.0
93,354		Healthcare Trust of America, Inc.	2,605,510	1.5
110,212		Host Hotels & Resorts, Inc.	1,728,124	1.0

See Accompanying Notes to Financial Statements

37

VY® CBRE GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
34,162		Hudson Pacific Properties, Inc.	$506,964	0.3
61,808		Independence Realty Trust, Inc.	1,281,280	0.7
175,785		Invitation Homes, Inc.	6,254,430	3.6
34,909		Life Storage, Inc.	3,897,939	2.2
39,730		National Retail Properties, Inc.	1,708,390	1.0
13,086		NexPoint Residential Trust, Inc.	818,006	0.5
100,947		Park Hotels & Resorts, Inc.	1,369,851	0.8
77,465		Pebblebrook Hotel Trust	1,283,595	0.7
54,309		Piedmont Office Realty Trust, Inc.	712,534	0.4
132,307		ProLogis, Inc.	15,565,919	8.9
123,035		Realty Income Corp.	8,398,369	4.8
92,121		Simon Property Group, Inc.	8,744,125	5.0
64,099		Spirit Realty Capital, Inc.	2,421,660	1.4
50,275		STAG Industrial, Inc.	1,552,492	0.9
92,560		STORE Capital Corp.	2,413,965	1.4
115,786	(2)	Sunstone Hotel Investors, Inc.	1,148,597	0.6
58,770		Welltower, Inc.	4,839,710	2.7
			105,908,406	60.4
		Total Common Stock (Cost $163,046,912)	173,788,135	99.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.4%
716,231	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $716,261, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.875%, Market Value plus accrued interest $730,556, due 08/16/22–05/20/52) (Cost $716,231)	716,231	0.4
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.3%
499,063	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $499,063)	$499,063	0.3
		Total Short-Term Investments (Cost $1,215,294)	1,215,294	0.7
		Total Investments in Securities (Cost $164,262,206)	$175,003,429	99.8
		Assets in Excess of Other Liabilities	343,696	0.2
		Net Assets	$175,347,125	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2022.

REIT Diversification	Percentage of Net Assets
Retail REITs	23.0%
Specialized REITs	17.7
Industrial REITs	14.5
Residential REITs	10.1
Real Estate Operating Companies	6.9
Diversified REITs	7.0
Office REITs	5.8
Health Care REITs	4.7
Hotel & Resort REITs	4.4
Diversified Real Estate Activities	2.3
Real Estate Development	2.2
Health Care Facilities	0.5
Assets in Excess of Other Liabilities*	0.9
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

38

VY® CBRE GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,749,916	$—	$7,749,916
Austria	—	904,061	—	904,061
Belgium	—	1,977,328	—	1,977,328
Canada	8,060,486	—	—	8,060,486
France	—	3,690,792	—	3,690,792
Germany	—	4,310,450	—	4,310,450
Hong Kong	—	10,297,797	—	10,297,797
Japan	—	16,492,627	—	16,492,627
Luxembourg	—	542,617	—	542,617
Singapore	—	5,322,245	—	5,322,245
Spain	—	1,452,154	—	1,452,154
Sweden	—	1,592,144	—	1,592,144
United Kingdom	451,556	5,035,556	—	5,487,112
United States	105,908,406	—	—	105,908,406
Total Common Stock	114,420,448	59,367,687	—	173,788,135
Short-Term Investments	499,063	716,231	—	1,215,294
Total Investments, at fair value	$114,919,511	$60,083,918	$—	$175,003,429

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$3,154
Total	$3,154

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(145)
Total	$(145)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $171,952,889.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,171,016
Gross Unrealized Depreciation	(17,140,813)
Net Unrealized Appreciation	$3,030,203

See Accompanying Notes to Financial Statements

39

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.0%
		Communication Services: 5.8%
9,729	(1)	Charter Communications, Inc.	$4,558,328	1.2
138,625		Comcast Corp. — Class A	5,439,645	1.4
54,185	(1)	T-Mobile US, Inc.	7,290,050	1.9
54,044	(1)	Walt Disney Co.	5,101,754	1.3
			22,389,777	5.8

		Consumer Discretionary: 7.1%
40,269	(1)	Amazon.com, Inc.	4,276,971	1.1
2,582	(1)	Booking Holdings, Inc.	4,515,892	1.2
283,991	(1)	General Motors Co.	9,019,554	2.3
100,841	(1)	Las Vegas Sands Corp.	3,387,249	0.9
109,111		TJX Cos., Inc.	6,093,849	1.6
			27,293,515	7.1

		Consumer Staples: 5.2%
128,965		Diageo PLC	5,570,350	1.4
70,857		Philip Morris International, Inc.	6,996,420	1.8
52,034		Sysco Corp.	4,407,800	1.2
99,680	(1)	US Foods Holding Corp.	3,058,183	0.8
			20,032,753	5.2

		Energy: 9.7%
85,078		Canadian Natural Resources Ltd.	4,571,819	1.2
63,115		Chevron Corp.	9,137,790	2.4
127,973		ConocoPhillips	11,493,255	3.0
124,205		Devon Energy Corp.	6,844,938	1.8
23,294		Pioneer Natural Resources Co.	5,196,425	1.3
			37,244,227	9.7

		Financials: 18.1%
40,865		American Express Co.	5,664,706	1.5
184,639		American International Group, Inc.	9,440,592	2.5
300,501		Bank of America Corp.	9,354,596	2.4
81,907		Charles Schwab Corp.	5,174,884	1.3
179,532		Citizens Financial Group, Inc.	6,407,497	1.7
22,650		Goldman Sachs Group, Inc.	6,727,503	1.7
75,399		Morgan Stanley	5,734,848	1.5
19,015		PNC Financial Services Group, Inc.	2,999,997	0.8
346,308		Wells Fargo & Co.	13,564,885	3.5
23,141		Willis Towers Watson PLC	4,567,802	1.2
			69,637,310	18.1

		Health Care: 19.3%
105,280		Bristol-Myers Squibb Co.	8,106,560	2.1
59,238	(1)	Centene Corp.	5,012,127	1.3
30,310		Cigna Corp.	7,987,291	2.1
53,263		CVS Health Corp.	4,935,349	1.3
9,763		Elevance Health, Inc.	4,711,428	1.2
208,502		GSK PLC	4,493,553	1.2
22,619		Johnson & Johnson	4,015,099	1.1
20,448		McKesson Corp.	6,670,342	1.7
73,061		Medtronic PLC	6,557,225	1.7
90,446		Merck & Co., Inc.	8,245,962	2.1
66,286		Sanofi	6,684,710	1.7
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
34,811		Universal Health Services, Inc.	$3,505,816	0.9
31,462		Zimmer Biomet Holdings, Inc.	3,305,398	0.9
			74,230,860	19.3

		Industrials: 11.8%
229,647		CSX Corp.	6,673,542	1.7
41,485		Emerson Electric Co.	3,299,717	0.9
39,130		Ferguson PLC	4,332,082	1.1
7,823		General Dynamics Corp.	1,730,839	0.4
126,695		Johnson Controls International plc	6,066,157	1.6
22,767		Parker Hannifin Corp.	5,601,820	1.5
32,497		Quanta Services, Inc.	4,073,174	1.1
76,195		Raytheon Technologies Corp.	7,323,101	1.9
102,873		Textron, Inc.	6,282,454	1.6
			45,382,886	11.8

		Information Technology: 12.2%
159,443		Cisco Systems, Inc.	6,798,650	1.7
169,627		Cognizant Technology Solutions Corp.	11,448,126	3.0
42,301	(1)	Fiserv, Inc.	3,763,520	1.0
134,366		Intel Corp.	5,026,632	1.3
5,815		Lam Research Corp.	2,478,062	0.6
23,319		NXP Semiconductor NV — NXPI — US	3,451,912	0.9
51,127	(1)	PayPal Holdings, Inc.	3,570,710	0.9
35,519		Qualcomm, Inc.	4,537,197	1.2
31,615	(1)	Splunk, Inc.	2,796,663	0.7
29,616		TE Connectivity Ltd.	3,351,050	0.9
			47,222,522	12.2

		Materials: 2.4%
153,044		Barrick Gold Corp.	2,707,348	0.7
122,068		Corteva, Inc.	6,608,762	1.7
			9,316,110	2.4

		Real Estate: 2.3%
120,170	(1)	CBRE Group, Inc.	8,845,714	2.3

		Utilities: 2.1%
36,343		American Electric Power Co., Inc.	3,486,747	0.9
55,175		Exelon Corp.	2,500,531	0.7
52,105		FirstEnergy Corp.	2,000,311	0.5
			7,987,589	2.1
		Total Common Stock (Cost $320,159,125)	369,583,263	96.0

See Accompanying Notes to Financial Statements

40

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
		Mutual Funds: 3.9%
15,070,027	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $15,070,027)	$15,070,027	3.9
		Total Short-Term Investments (Cost $15,070,027)	15,070,027	3.9
		Total Investments in Securities (Cost $335,229,152)	$384,653,290	99.9
		Assets in Excess of Other Liabilities	273,872	0.1
		Net Assets	$384,927,162	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,389,777	$—	$—	$22,389,777
Consumer Discretionary	27,293,515	—	—	27,293,515
Consumer Staples	14,462,403	5,570,350	—	20,032,753
Energy	37,244,227	—	—	37,244,227
Financials	69,637,310	—	—	69,637,310
Health Care	63,052,597	11,178,263	—	74,230,860
Industrials	45,382,886	—	—	45,382,886
Information Technology	47,222,522	—	—	47,222,522
Materials	9,316,110	—	—	9,316,110
Real Estate	8,845,714	—	—	8,845,714
Utilities	7,987,589	—	—	7,987,589
Total Common Stock	352,834,650	16,748,613	—	369,583,263
Short-Term Investments	15,070,027	—	—	15,070,027
Total Investments, at fair value	$367,904,677	$16,748,613	$—	$384,653,290
Other Financial Instruments+
Forward Foreign Currency Contracts	—	448,474	—	448,474
Total Assets	$367,904,677	$17,197,087	$—	$385,101,764
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(87,263)	$—	$(87,263)
Total Liabilities	$—	$(87,263)	$—	$(87,263)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

41

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 48,222	USD 50,907	State Street Bank and Trust Co.	07/01/22	$(372)
EUR 135,224	USD 141,341	State Street Bank and Trust Co.	07/01/22	368
GBP 80,274	USD 98,022	State Street Bank and Trust Co.	07/01/22	(304)
USD 76,522	EUR 72,583	State Street Bank and Trust Co.	07/01/22	458
USD 105,415	GBP 85,979	State Street Bank and Trust Co.	07/01/22	753
USD 224,972	GBP 183,276	State Street Bank and Trust Co.	07/01/22	1,870
USD 260,579	EUR 246,087	State Street Bank and Trust Co.	07/01/22	2,691
GBP 122,790	USD 149,464	State Street Bank and Trust Co.	07/01/22	8
EUR 69,103	USD 72,122	State Street Bank and Trust Co.	07/01/22	295
USD 102,134	GBP 83,429	State Street Bank and Trust Co.	07/01/22	576
USD 182,749	GBP 146,347	State Street Bank and Trust Co.	07/01/22	4,600
USD 74,779	EUR 69,776	State Street Bank and Trust Co.	07/01/22	1,658
GBP 100,937	USD 127,808	State Street Bank and Trust Co.	07/01/22	(4,938)
GBP 99,144	USD 120,382	State Street Bank and Trust Co.	07/01/22	306
EUR 97,441	USD 104,761	State Street Bank and Trust Co.	07/01/22	(2,648)
EUR 107,383	USD 113,089	State Street Bank and Trust Co.	07/01/22	(556)
EUR 78,621	USD 84,878	State Street Bank and Trust Co.	07/01/22	(2,487)
USD 149,816	CAD 189,510	State Street Bank and Trust Co.	07/05/22	2,590
USD 145,840	CAD 186,929	State Street Bank and Trust Co.	07/05/22	619
CAD 141,656	USD 109,717	State Street Bank and Trust Co.	07/05/22	333
CAD 331,166	USD 254,155	State Street Bank and Trust Co.	07/05/22	3,121
CAD 232,263	USD 178,866	State Street Bank and Trust Co.	07/05/22	1,575
USD 64,243	CAD 82,952	State Street Bank and Trust Co.	07/05/22	(201)
CAD 83,589	USD 65,503	State Street Bank and Trust Co.	07/05/22	(565)
USD 65,146	CAD 84,227	State Street Bank and Trust Co.	07/05/22	(288)
CAD 218,863	USD 169,010	State Street Bank and Trust Co.	07/05/22	1,020
USD 99,534	CAD 125,064	State Street Bank and Trust Co.	07/05/22	2,375
CAD 176,111	USD 136,332	State Street Bank and Trust Co.	07/05/22	485
CAD 89,970	USD 71,832	State Street Bank and Trust Co.	07/05/22	(1,936)
USD 87,241	CAD 109,751	State Street Bank and Trust Co.	07/05/22	1,978
CAD 117,407	USD 91,152	State Street Bank and Trust Co.	07/05/22	59
CAD 212,482	USD 168,111	State Street Bank and Trust Co.	07/05/22	(3,038)
USD 80,622	CAD 102,732	State Street Bank and Trust Co.	07/05/22	812
CAD 230,349	USD 177,220	State Street Bank and Trust Co.	07/05/22	1,733
USD 3,966,671	CAD 5,074,721	State Street Bank and Trust Co.	07/05/22	24,227
USD 152,917	CAD 197,168	State Street Bank and Trust Co.	07/29/22	(254)
USD 11,750	GBP 9,608	State Street Bank and Trust Co.	07/29/22	49
USD 205,757	CAD 264,167	State Street Bank and Trust Co.	07/29/22	538
GBP 6,284,923	USD 7,680,176	The Bank of New York Mellon	07/01/22	(29,537)
EUR 4,951,067	USD 5,220,900	The Bank of New York Mellon	07/01/22	(32,408)
USD 5,466,517	EUR 5,098,616	The Bank of New York Mellon	07/01/22	123,400
USD 7,734,470	GBP 6,189,037	The Bank of New York Mellon	07/01/22	200,554
CAD 4,122,030	USD 3,210,053	The Bank of New York Mellon	07/05/22	(7,731)
USD 5,230,114	EUR 4,951,067	The Bank of New York Mellon	07/29/22	32,814
USD 7,683,118	GBP 6,284,923	The Bank of New York Mellon	07/29/22	29,062
USD 3,209,756	CAD 4,122,029	The Bank of New York Mellon	07/29/22	7,547
				$361,211

Currency Abbreviations
CAD — Canadian Dollar
EUR — EU Euro
GBP — British Pound
USD — United States Dollar

See Accompanying Notes to Financial Statements

42

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$448,474
Total Asset Derivatives		$448,474
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$87,263
Total Liability Derivatives		$87,263

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$774,403
Total	$774,403

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$593,292
Total	$593,292
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$55,097	$393,377	$448,474
Total Assets	$55,097	$393,377	$448,474
Liabilities:
Forward foreign currency contracts	$17,587	$69,676	$87,263
Total Liabilities	$17,587	$69,676	$87,263
Net OTC derivative instruments by counterparty, at fair value	$37,510	$323,701	361,211
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$37,510	$323,701	$361,211

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $336,880,852.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$73,150,766
Gross Unrealized Depreciation	(25,018,001)
Net Unrealized Appreciation	$48,132,765

See Accompanying Notes to Financial Statements

43

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Argentina: 2.4%
9,066	(1)	Globant SA	$1,577,484	0.5
9,800	(1)	MercadoLibre, Inc.	6,241,326	1.9
			7,818,810	2.4

		Brazil: 3.0%
1,285,382		B3 SA — Brasil Bolsa Balcao	2,704,154	0.8
701,813	(1),(2)	NU Holdings Ltd./Cayman Islands	2,624,781	0.8
624,109		Raia Drogasil SA	2,295,636	0.7
119,958	(1),(2)	XP, Inc.	2,154,446	0.7
			9,779,017	3.0

		China: 34.6%
549,400		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. — A Shares	4,232,496	1.3
1,387,000	(3)	Budweiser Brewing Co. APAC Ltd.	4,161,969	1.3
138,289	(1)	Dada Nexus Ltd. ADR	1,121,524	0.4
381,455		Foshan Haitian Flavouring & Food Co. Ltd. — A Shares	5,162,988	1.6
20,221		JD.com, Inc. ADR	1,298,593	0.4
287,264		JD.com, Inc. — Class A	9,256,520	2.8
595,687		Jiangsu Hengli Hydraulic Co. Ltd. — A Shares	5,499,153	1.7
131,363	(1)	KE Holdings, Inc. ADR	2,357,966	0.7
1,275,000	(1)	Kingdee International Software Group Co., Ltd.	3,003,914	0.9
280,577	(1),(3)	Meituan Class B	7,001,600	2.1
112,100		Midea Group Co. Ltd. — A Shares	1,014,624	0.3
395,365		NetEase, Inc.	7,448,481	2.2
297,500		Pharmaron Beijing Co. Ltd. — A Shares	4,234,220	1.3
755,475		Ping An Bank Co. Ltd. — A Shares	1,695,414	0.5
66,821		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. — A Shares	3,133,260	0.9
344,000		Shenzhou International Group Holdings Ltd.	4,198,730	1.3
67,200		Sichuan Swellfun Co. Ltd. — A Shares	930,880	0.3
65,000		Silergy Corp.	5,255,859	1.6
213,400		Sunny Optical Technology Group Co. Ltd.	3,499,071	1.1
333,100		Tencent Holdings Ltd.	15,077,820	4.6
327,794		Wanhua Chemical Group Co. Ltd. — A Shares	4,759,699	1.4
101,100		Wuliangye Yibin Co. Ltd. — A Shares	3,056,664	0.9
725,000	(1),(3)	Wuxi Biologics Cayman, Inc.	6,717,431	2.0
3,414,000		Xinyi Solar Holdings Ltd.	5,290,168	1.6
95,767		Yum China Holdings, Inc.	4,644,699	1.4
			114,053,743	34.6

		Germany: 0.5%
47,284	(1),(3)	Delivery Hero SE	1,783,836	0.5

		Hong Kong: 5.7%
836,400		AIA Group Ltd.	9,138,983	2.8
58,100		Hong Kong Exchanges and Clearing Ltd.	2,873,409	0.9
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: (continued)
1,556,169	(3)	JS Global Lifestyle Co. Ltd.	$2,032,956	0.6
447,500		Techtronic Industries Co., Ltd.	4,672,864	1.4
			18,718,212	5.7

		India: 21.8%
55,225		Apollo Hospitals Enterprise Ltd.	2,583,808	0.8
68,372		Asian Paints Ltd.	2,340,769	0.7
47,294		Britannia Industries Ltd.	2,082,110	0.6
241,970		HDFC Bank Ltd. ADR	13,298,671	4.0
792,726	(3)	HDFC Life Insurance Co., Ltd.	5,534,988	1.7
128,605		Hindustan Unilever Ltd.	3,646,405	1.1
447,916		Housing Development Finance Corp.	12,392,363	3.8
241,453		Infosys Ltd. ADR	4,469,295	1.4
109,510		Infosys Ltd.	2,035,411	0.6
273,845		Kotak Mahindra Bank Ltd.	5,791,754	1.8
241,191		Reliance Industries Ltd.	7,963,976	2.4
233,077		Tata Consultancy Services Ltd.	9,678,966	2.9
			71,818,516	21.8

		Indonesia: 3.9%
14,072,500		Bank Central Asia Tbk PT	6,852,462	2.1
21,338,951		Bank Rakyat Indonesia	5,959,239	1.8
			12,811,701	3.9

		Macau: 0.5%
671,600	(1)	Sands China Ltd.	1,615,669	0.5

		Mexico: 2.8%
646,607		Grupo Financiero Banorte	3,614,144	1.1
1,683,310		Wal-Mart de Mexico SAB de CV	5,792,538	1.7
			9,406,682	2.8

		Panama: 0.7%
37,638	(1)	Copa Holdings S.A. — Class A	2,385,120	0.7

		Poland: 0.4%
276,222	(1),(3)	Allegro.eu SA	1,484,925	0.4

		Portugal: 0.7%
106,643		Jeronimo Martins SGPS SA	2,311,855	0.7

		South Africa: 1.9%
193,340		Bid Corp. Ltd.	3,646,171	1.1
20,522		Capitec Bank Holdings Ltd.	2,515,183	0.8
			6,161,354	1.9

		South Korea: 6.9%
8,261		LG Chem Ltd.	3,281,946	1.0
4,811		NCSoft Corp.	1,298,642	0.4
411,758		Samsung Electronics Co., Ltd. 005930	18,161,558	5.5
			22,742,146	6.9

		Taiwan: 10.8%
609,315		Chailease Holding Co. Ltd.	4,275,225	1.3
305,000		Delta Electronics, Inc.	2,274,158	0.7

See Accompanying Notes to Financial Statements

44

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)(CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Taiwan: (continued)
176,000		Realtek Semiconductor Corp.	$2,152,570	0.6
950,223		Taiwan Semiconductor Manufacturing Co., Ltd.	15,228,609	4.6
145,021		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,855,467	3.6
			35,786,029	10.8

		United Kingdom: 1.1%
298,766		Prudential PLC	3,716,421	1.1

		United States: 1.7%
18,813	(1)	EPAM Systems, Inc.	5,545,696	1.7
		Total Common Stock (Cost $298,182,825)	327,939,732	99.4

PREFERRED STOCK: 0.6%
		Brazil: 0.6%
376,179		Petroleo Brasileiro SA	2,006,882	0.6
		Total Preferred Stock (Cost $2,478,439)	2,006,882	0.6
		Total Long-Term Investments (Cost $300,661,264)	329,946,614	100.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 0.9%
1,000,000	(4)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,000,042, collateralized by various U.S. Government Agency Obligations, 3.000%–5.000%, Market Value plus accrued interest $1,020,000, due 11/01/26–07/01/52)	1,000,000	0.3
1,000,000	(4)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,000,044, collateralized by various U.S. Government Securities, 0.000%–2.750%, Market Value plus accrued interest $1,020,001, due 07/01/22–09/09/49)	1,000,000	0.3
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
926,596	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $926,635, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.875%, Market Value plus accrued interest $945,128, due 08/16/22–05/20/52)	$926,596	0.3
		Total Repurchase Agreements (Cost $2,926,596)	2,926,596	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,092,515	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%
		(Cost $2,092,515)	2,092,515	0.6
		Total Short-Term Investments (Cost $5,019,111)	5,019,111	1.5
		Total Investments in Securities (Cost $305,680,375)	$334,965,725	101.5
		Liabilities in Excess of Other Assets	(5,090,263)	(1.5)
		Net Assets	$329,875,462	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	27.3%
Financials	25.8
Consumer Discretionary	12.7
Consumer Staples	10.0
Communication Services	7.2
Health Care	5.1
Materials	4.4
Industrials	3.8
Energy	3.0
Real Estate	0.7
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

45

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)(CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$7,818,810	$—	$—	$7,818,810
Brazil	9,779,017	—	—	9,779,017
China	9,422,782	104,630,961	—	114,053,743
Germany	—	1,783,836	—	1,783,836
Hong Kong	—	18,718,212	—	18,718,212
India	17,767,966	54,050,550	—	71,818,516
Indonesia	—	12,811,701	—	12,811,701
Macau	—	1,615,669	—	1,615,669
Mexico	9,406,682	—	—	9,406,682
Panama	2,385,120	—	—	2,385,120
Poland	—	1,484,925	—	1,484,925
Portugal	—	2,311,855	—	2,311,855
South Africa	3,646,171	2,515,183	—	6,161,354
South Korea	—	22,742,146	—	22,742,146
Taiwan	11,855,467	23,930,562	—	35,786,029
United Kingdom	—	3,716,421	—	3,716,421
United States	5,545,696	—	—	5,545,696
Total Common Stock	77,627,711	250,312,021	—	327,939,732
Preferred Stock	2,006,882	—	—	2,006,882
Short-Term Investments	2,092,515	2,926,596	—	5,019,111
Total Investments, at fair value	$81,727,108	$253,238,617	$—	$334,965,725

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $306,199,256.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$82,102,607
Gross Unrealized Depreciation	(53,239,226)
Net Unrealized Appreciation	$28,863,381

See Accompanying Notes to Financial Statements

46

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.0%
	France: 5.6%
18,474	L’Oreal S.A.	$6,414,302	1.9
11,202	LVMH Moet Hennessy Louis Vuitton SE	6,865,488	2.0
30,878	Pernod Ricard SA	5,708,588	1.7
		18,988,378	5.6

	Germany: 4.6%
168,357	SAP SE	15,345,883	4.6

	Italy: 0.4%
131,253	Davide Campari-Milano NV	1,384,686	0.4

	Netherlands: 2.2%
81,287	Heineken NV	7,398,907	2.2

	United Kingdom: 10.2%
102,072	Experian PLC	2,996,917	0.9
312,793	Reckitt Benckiser Group PLC	23,525,874	6.9
61,349	Relx PLC (EUR Exchange)	1,659,065	0.5
234,230	Relx PLC (GBP Exchange)	6,359,665	1.9
		34,541,521	10.2

	United States: 75.0%
136,292	Abbott Laboratories	14,808,126	4.4
58,898	Accenture PLC	16,353,030	4.8
42,627	Automatic Data Processing, Inc.	8,953,375	2.7
201,798	Baxter International, Inc.	12,961,486	3.8
50,926	Becton Dickinson & Co.	12,554,787	3.7
30,316	Broadridge Financial Solutions, Inc. ADR	4,321,546	1.3
112,894	Coca-Cola Co.	7,102,162	2.1
72,049	Danaher Corp.	18,265,862	5.4
30,453	Equifax, Inc.	5,566,199	1.6
19,096	Estee Lauder Cos., Inc.	4,863,178	1.4
83,457	Fidelity National Information Services, Inc.	7,650,503	2.3
131,159	Intercontinental Exchange, Inc.	12,334,192	3.7
115,120	Microsoft Corp.	29,566,270	8.8
12,853	Moody’s Corp.	3,495,630	1.0
43,313	Nike, Inc.—Class B	4,426,589	1.3
71,202	Otis Worldwide Corp.	5,031,845	1.5
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
255,707		Philip Morris International, Inc.	$25,248,509	7.5
78,999		Procter & Gamble Co.	11,359,266	3.4
17,693		Roper Technologies, Inc.	6,982,542	2.1
3,605		STERIS Public Ltd. Co.	743,171	0.2
29,717		Thermo Fisher Scientific, Inc.	16,144,652	4.8
102,098		Visa, Inc. — Class A	20,102,075	6.0
23,122		Zoetis, Inc.	3,974,441	1.2
			252,809,436	75.0
		Total Common Stock (Cost $257,067,022)	330,468,811	98.0
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
4,097,446	(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $4,097,446)	4,097,446	1.2
		Total Short-Term Investments (Cost $4,097,446)	4,097,446	1.2
		Total Investments in Securities (Cost $261,164,468)	$334,566,257	99.2
		Assets in Excess of Other Liabilities	2,605,543	0.8
		Net Assets	$337,171,800	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	32.4%
Consumer Staples	27.6
Health Care	23.6
Industrials	6.4
Financials	4.7
Consumer Discretionary	3.3
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
France	$—	$18,988,378	$—	$18,988,378
Germany	—	15,345,883	—	15,345,883

See Accompanying Notes to Financial Statements

47

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table: (continued)
Investments, at fair value: (continued)
Common Stock: (continued)
Italy	$—	$1,384,686	$—	$1,384,686
Netherlands	—	7,398,907	—	7,398,907
United Kingdom	—	34,541,521	—	34,541,521
United States	252,809,436	—	—	252,809,436
Total Common Stock	252,809,436	77,659,375	—	330,468,811
Short-Term Investments	4,097,446	—	—	4,097,446
Total Investments, at fair value	$256,906,882	$77,659,375	$—	$334,566,257

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $262,151,322.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$88,053,606
Gross Unrealized Depreciation	(15,628,445)
Net Unrealized Appreciation	$72,425,161

See Accompanying Notes to Financial Statements

48

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 66.9%
		Communication Services: 3.3%
40,858	(1),(2)	Alphabet, Inc. — Class A	$89,040,205	1.2
54,840	(2)	Alphabet, Inc. — Class C	119,959,758	1.6
217,995	(2)	Meta Platforms, Inc.	35,151,694	0.5
			244,151,657	3.3

		Consumer Discretionary: 7.3%
2,379,124	(1),(2)	Amazon.com, Inc.	252,686,760	3.4
631,827	(1)	Starbucks Corp.	48,265,264	0.7
2,097,872		Yum! Brands, Inc.	238,129,451	3.2
			539,081,475	7.3

		Consumer Staples: 0.7%
1,494,527	(3)	Keurig Dr Pepper, Inc.	52,891,311	0.7

		Energy: 0.5%
138,000		EOG Resources, Inc.	15,240,720	0.2
103,700		Pioneer Natural Resources Co.	23,133,396	0.3
			38,374,116	0.5

		Financials: 7.6%
1,187,716		Intercontinental Exchange, Inc.	111,692,813	1.5
632,120		Marsh & McLennan Cos., Inc.	98,136,630	1.3
174,678		MSCI, Inc. — Class A	71,993,538	1.0
1,221,113		PNC Financial Services Group, Inc.	192,654,998	2.6
255,873		S&P Global, Inc.	86,244,553	1.2
			560,722,532	7.6

		Health Care: 15.1%
877,064		Alcon, Inc.	61,501,095	0.8
1,202,117	(2)	Avantor, Inc.	37,385,839	0.5
19,975		Baxter International, Inc.	1,282,994	0.0
598,523	(1)	Becton Dickinson & Co.	147,553,875	2.0
445,049	(2)	Catalent, Inc.	47,749,307	0.6
18,849		Cooper Cos., Inc.	5,901,999	0.1
786,460		Danaher Corp.	199,383,339	2.7
9,280	(1),(2)	Embecta Corp.	234,970	0.0
109,000	(2)	Hologic, Inc.	7,553,700	0.1
67,265		Humana, Inc.	31,484,728	0.4
1,202,886	(3)	PerkinElmer, Inc.	171,074,447	2.3
195,509		Teleflex, Inc.	48,065,888	0.7
399,708		Thermo Fisher Scientific, Inc.	217,153,362	2.9
280,387		UnitedHealth Group, Inc.	144,015,175	2.0
			1,120,340,718	15.1

		Industrials: 9.7%
4,582,737	(2)	Aurora Innovation, Inc.	8,753,028	0.1
43,663		Equifax, Inc.	7,980,723	0.1
2,946,594		Fortive Corp.	160,235,782	2.2
3,545,995		General Electric Co.	225,773,501	3.0
2,590,376		Ingersoll Rand, Inc.	109,003,022	1.5
1,251,501		TransUnion	100,107,565	1.4
863,724		Waste Connections, Inc.	107,067,227	1.4
			718,920,848	9.7
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 21.0%
1,579,237		Apple, Inc.	$215,913,283	2.9
110,000		Mastercard, Inc. —Class A	34,702,800	0.5
2,001,111	(1)	Microsoft Corp.	513,945,338	6.9
485,900		Nvidia Corp.	73,657,581	1.0
745,684		NXP Semiconductor NV — NXPI — US	110,383,602	1.5
260,840		Roper Technologies, Inc.	102,940,506	1.4
573,064	(2)	Salesforce, Inc.	94,578,483	1.3
1,534,561		TE Connectivity Ltd.	173,635,577	2.3
121,971	(2)	Teledyne Technologies, Inc.	45,752,542	0.6
847,279		Texas Instruments, Inc.	130,184,418	1.8
281,000	(1),(3)	Visa, Inc. — Class A	55,326,090	0.8
			1,551,020,220	21.0

		Materials: 0.3%
68,910		Linde PLC	19,813,692	0.3

		Utilities: 1.4%
665,618		Ameren Corp.	60,145,242	0.8
518,385		CMS Energy Corp.	34,990,988	0.5
131,700	(1)	Public Service Enterprise Group, Inc.	8,333,976	0.1
			103,470,206	1.4
		Total Common Stock (Cost $5,139,759,314)	4,948,786,775	66.9

PREFERRED STOCK: 1.1%
		Consumer Discretionary: 0.5%
413,251	(2),(4), (5)	Waymo LLC., Series A-2	37,904,208	0.5

		Financials: 0.0%
23,000	(2),(6)	Charles Schwab Corp. — Series D	573,850	0.0

		Utilities: 0.6%
567,335	(2),(6)	CMS Energy Corp. (10/15/2078)	13,230,252	0.2
715,085	(2),(6)	CMS Energy Corp. (3/1/2079)	17,033,325	0.2
171,087	(2),(6), (7)	NiSource, Inc. — Series B	4,465,371	0.1
385,287	(2),(6), (7)	SCE Trust IV	7,744,269	0.1
			42,473,217	0.6
		Total Preferred Stock (Cost $82,029,556)	80,951,275	1.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 7.5%
		Communications: 1.6%
9,330,000	(8)	Altice France Holding SA, 10.500%, 05/15/2027	7,847,090	0.1
45,000	(8)	Arches Buyer, Inc., 4.250%, 06/01/2028	36,765	0.0

See Accompanying Notes to Financial Statements

49

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
45,653,000	(3),(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	$42,281,754	0.6
44,545,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	42,183,670	0.6
2,125,000	(3),(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,077,156	0.0
600,000		Lamar Media Corp., 3.625%, 01/15/2031	492,027	0.0
3,610,000	(3)	Lamar Media Corp., 3.750%, 02/15/2028	3,209,723	0.0
7,450,000	(3),(8)	Photo Holdings Merger Sub, Inc., 8.500%, 10/01/2026	5,636,000	0.1
12,390,000	(3),(8)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	11,520,903	0.2
385,000	(8)	T-Mobile USA, Inc., 3.375%, 04/15/2029	337,993	0.0
2,605,000	(8)	Twitter, Inc., 5.000%, 03/01/2030	2,475,714	0.0
			118,098,795	1.6

		Consumer, Cyclical: 3.1%
13,970,000	(3)	Cedar Fair L.P., 5.250%, 07/15/2029	12,339,613	0.2
16,455,000	(3)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	15,616,618	0.2
5,665,000	(8)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	5,508,986	0.1
10,835,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	10,299,593	0.1
3,708,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,574,809	0.1
2,719,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 05/15/2025	2,696,949	0.0
11,970,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	11,593,544	0.2
11,023,679	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	10,721,751	0.1
7,010,000	(3),(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,627,202	0.1
1,030,000	(8)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	820,570	0.0
540,000	(3),(8)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	450,365	0.0
615,000	(8)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	604,237	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
250,000	(3)	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	$235,845	0.0
29,491,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	28,413,251	0.4
9,459,000	(8)	Life Time, Inc., 5.750%, 01/15/2026	8,508,370	0.1
595,000	(8)	Live Nation Entertainment, Inc., 4.875%, 11/01/2024	569,335	0.0
1,864,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	1,781,104	0.0
7,550,000	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	7,442,979	0.1
34,751,000	(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	33,091,118	0.4
21,402,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	19,449,282	0.3
11,039,000	(3),(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	11,194,815	0.2
2,169,638		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,131,283	0.0
1,213,017		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,208,146	0.0
290,820		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	267,879	0.0
1,626,411		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,482,783	0.0
2,409,000		Yum! Brands, Inc., 3.625%, 03/15/2031	2,029,173	0.0
4,082,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	4,065,080	0.1
3,687,000		Yum! Brands, Inc., 4.625%, 01/31/2032	3,267,770	0.0
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	1,977,706	0.0
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	11,235,229	0.2
6,017,000		Yum! Brands, Inc., 5.375%, 04/01/2032	5,564,401	0.1
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	5,984,662	0.1
			230,754,448	3.1

		Consumer, Non-cyclical: 0.7%
1,115,000	(3),(8)	Avantor Funding, Inc., 3.875%, 11/01/2029	976,824	0.0
11,430,000	(3),(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	10,507,942	0.2
3,051,000	(3),(8)	Catalent Pharma Solutions, Inc., 3.125%, 02/15/2029	2,507,337	0.1
1,605,000	(8)	Catalent Pharma Solutions, Inc., 3.500%, 04/01/2030	1,311,589	0.0

See Accompanying Notes to Financial Statements

50

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

		Consumer, Non-cyclical: (continued)
875,000	(8)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	$824,758	0.0
2,100,000	(8)	CoreLogic, Inc., 4.500%, 05/01/2028	1,620,381	0.0
1,240,000	(8)	Gartner, Inc., 3.625%, 06/15/2029	1,076,432	0.0
1,510,000	(8)	Gartner, Inc., 3.750%, 10/01/2030	1,287,992	0.0
770,000	(3),(8)	Gartner, Inc., 4.500%, 07/01/2028	708,400	0.0
11,184,000	(8)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	10,648,622	0.2
1,115,000	(8)	Hologic, Inc., 3.250%, 02/15/2029	956,135	0.0
2,355,000	(3),(8)	IQVIA, Inc., 5.000%, 05/15/2027	2,234,153	0.0
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,109,116	0.0
7,390,000	(3),(8)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	7,167,929	0.1
700,000	(8)	Teleflex, Inc., 4.250%, 06/01/2028	633,640	0.0
6,015,000		Teleflex, Inc., 4.625%, 11/15/2027	5,558,762	0.1
			50,130,012	0.7

		Financial: 1.3%
12,600,000	(8)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	11,367,562	0.2
2,230,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	1,933,210	0.0
3,366,000	(3),(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	2,797,668	0.0
4,275,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	3,804,836	0.1
3,510,000	(8)	AmWINS Group, Inc., 4.875%, 06/30/2029	2,878,841	0.1
2,790,000	(3),(8)	HUB International Ltd., 5.625%, 12/01/2029	2,308,189	0.0
44,850,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	42,264,622	0.6
480,000	(8)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	418,200	0.0
1,285,000		SBA Communications Corp., 3.125%, 02/01/2029	1,054,876	0.0
4,745,000		SBA Communications Corp., 3.875%, 02/15/2027	4,342,363	0.1
2,214,000	(7)	State Street Corp., 5.426%, 12/31/2199	2,166,421	0.0
18,125,000	(3),(8)	USI, Inc./NY, 6.875%, 05/01/2025	17,515,275	0.2
			92,852,063	1.3
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.6%
23,480,000	(7)	General Electric Co., 5.159%, 12/31/2199	$20,661,226	0.3
3,185,000		Howmet Aerospace, Inc., 3.000%, 01/15/2029	2,643,152	0.1
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,484,846	0.0
2,540,000	(8)	Sensata Technologies BV, 4.000%, 04/15/2029	2,159,737	0.0
5,100,000	(3),(8)	Sensata Technologies BV, 5.000%, 10/01/2025	4,904,440	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,413,669	0.0
1,240,000	(3),(8)	Sensata Technologies, Inc., 3.750%, 02/15/2031	996,005	0.0
3,230,000	(8)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	2,885,359	0.1
655,000		TransDigm UK Holdings PLC, 6.875%, 05/15/2026	611,685	0.0
2,100,000		TransDigm, Inc., 5.500%, 11/15/2027	1,788,549	0.0
2,100,000	(8)	TransDigm, Inc., 6.250%, 03/15/2026	2,030,763	0.0
940,000		TransDigm, Inc., 6.375%, 06/15/2026	880,780	0.0
			42,460,211	0.6

		Technology: 0.1%
2,021,000	(8)	Black Knight InfoServ LLC, 3.625%, 09/01/2028	1,765,990	0.0
1,520,000	(8)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,347,640	0.0
3,309,000	(8)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	2,774,459	0.1
1,280,000	(3),(8)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,054,739	0.0
195,000	(3),(8)	MSCI, Inc., 3.250%, 08/15/2033	155,805	0.0
3,025,000	(8)	MSCI, Inc., 3.625%, 09/01/2030	2,527,128	0.0
430,000	(8)	MSCI, Inc., 3.625%, 11/01/2031	354,794	0.0
40,000	(3),(8)	MSCI, Inc., 3.875%, 02/15/2031	34,316	0.0
1,250,000	(3),(8)	MSCI, Inc., 4.000%, 11/15/2029	1,110,987	0.0
200,000		Twilio, Inc., 3.625%, 03/15/2029	168,523	0.0
			11,294,381	0.1

		Utilities: 0.1%
9,465,000	(3),(7)	NiSource, Inc., 5.650%, 12/31/2199	8,565,537	0.1
		Total Corporate Bonds/Notes (Cost $591,696,077)	554,155,447	7.5

See Accompanying Notes to Financial Statements

51

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 8.1%
	U.S. Treasury Notes: 8.1%
193,881,400	1.500%,01/31/2027	$181,048,117	2.5
282,261,300	1.875%,02/28/2027	267,955,284	3.6
152,567,700	2.500%,03/31/2027	148,872,701	2.0
	Total U.S. Treasury Obligations (Cost $617,651,984)	597,876,102	8.1

BANK LOANS: 14.4%
	Aerospace & Defense: 0.2%
13,955,175	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	13,841,789	0.2

	Business Equipment & Services: 0.4%
32,118,600	Ascend Learning, LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/11/2028	29,790,001	0.4
2,788,925	Polaris Newco LLC USD Term Loan B, 5.666%, (US0001M + 4.000%), 06/02/2028	2,583,677	0.0
		32,373,678	0.4

	Communications: 0.0%
3,682,534	Mega Broadband Investments TL B 1L, 5.313%, (US0001M + 3.000%), 11/12/2027	3,486,899	0.0

	Consumer, Cyclical: 1.4%
258,609	Cedar Fair L.P., 3.753%, (US0003M + 1.750%), 04/13/2024	254,191	0.0
37,950,000	Formula One TL B3 1L, 4.166%, (US0003M + 2.500%), 02/01/2024	37,062,236	0.5
2,815,504	Four Seasons Hotels Ltd. — TL B 1L, 4.277%, (US0003M + 2.000%), 11/30/2023	2,788,227	0.0
10,841,724	Insprire Brands TL B 1L, 3.756%, (US0001M + 2.750%), 02/05/2025	10,313,190	0.1
3,731,830	Life Time, Inc. — TL B 1L, 6.383%, (US0001M + 4.750%), 12/22/2024	3,633,869	0.1
41,685,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	41,404,919	0.6
8,237,855	SeaWorld Parks & Entertainment, Inc. TL B 1L, 4.633%, (US0001M + 3.000%), 08/25/2028	7,766,238	0.1
3,283,438	WellPet — TL B 1L, 5.813%, (US0003M + 3.750%), 12/21/2027	3,078,223	0.0
		106,301,093	1.4

	Consumer, Non-cyclical: 1.7%
22,502,436	ADMI Corp., 5.463%, (US0001M + 3.500%), 12/23/2027	20,657,236	0.3
Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
704,951	Avantor Funding, Inc. TL B4 1L, 3.713%, (US0001M + 2.000%), 11/21/2024	$701,250	0.0
1,040,000	CoreLogic, Inc. TL 2L, 7.563%, (US0001M + 6.500%), 04/13/2029	764,400	0.0
17,646,650	CoreLogic, Inc. TL B 1L, 5.188%, (US0001M + 3.500%), 06/02/2028	14,664,366	0.2
1,662,343	Eyecare Partners LLC TL 1L, 5.362%, (US0001M + 3.750%), 02/20/2027	1,536,282	0.0
1,500,000	Eyecare Partners LLC TL 1L, 6.000%, (US0001M + 3.750%), 10/14/2028	1,384,688	0.0
30,084,255	Heartland Dental LLC — TL 1L, 5.085%, (US0003M + 3.750%), 04/30/2025	28,015,962	0.4
20,564,053	Loire Finco Luxembourg Sarl — TL B 1L, 4.916%, (US0003M + 3.250%), 01/24/2027	19,433,030	0.3
2,486,213	Pacific Dental Services TL B 1L, 4.759%, (US0001M + 3.500%), 04/20/2028	2,389,872	0.1
2,139,206	Pathway Vet Alliance LLC TL B 1L, 6.000%, (US0001M + 3.750%), 03/31/2027	1,992,136	0.0
7,901,821	PetVet Care Centers LLC, 4.649%, (US0003M + 3.250%), 02/14/2025	7,394,785	0.1
655,000	PetVet Care Centers LLC 2021 2L, 7.310%, (US0001M + 6.250%), 02/13/2026	641,081	0.0
2,103,895	PetVet Care Centers LLC TL 1L, 4.416%, (US0003M + 2.750%), 02/14/2025	1,968,895	0.0
23,235,715	Sunshine Luxembourg VII Sarl — TL B 1L, 6.000%, (US0003M + 4.250%), 07/17/2026	21,580,170	0.3
		123,124,153	1.7

	Electronics/Electrical: 1.5%
114,108,075	Ultimate Software Group Inc (The) 2021 Term Loan, 3.750%, (US0003M + 3.250%), 05/04/2026	109,115,847	1.5

	Financial: 4.1%
4,287,600	Acrisure, LLC 2021 Incremental Term Loan B, 5.416%, (US0001M + 3.750%), 02/15/2027	4,026,772	0.0
20,887,000	Alliant Holdings Intermediate, LLC Term Loan B 1L, 4.916%, (US0003M + 3.000%), 05/09/2025	19,738,215	0.3
27,923,649	Howden Group Holdings Ltd. — TL B 1L, 4.963%, (US0001M + 3.250%), 11/12/2027	26,352,944	0.3

See Accompanying Notes to Financial Statements

52

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Financial: (continued)
82,466,476	HUB International Ltd.—TL B3 1L, 4.348%, (US0003M + 3.250%), 04/25/2025	$78,320,227	1.1
128,344,021	HUB International Ltd. TL B 1L, 4.214%, (US0001M + 3.000%), 04/25/2025	121,570,280	1.6
6,636,332	Ryan Specialty Group, LLC TL B 1L, 3.800%, (US0001M + 3.250%), 07/23/2027	6,404,061	0.1
52,926,341	USI Inc/NY—TL B 1L, 5.250%, (US0003M + 3.000%), 05/16/2024	50,776,208	0.7
		307,188,707	4.1

	Food Products: 0.1%
11,544,102	IRB Holding Corp 2022 Term Loan B, 4.238%, (SOFRRATE + 3.150%), 12/15/2027	11,015,001	0.1

	Health Care: 1.2%
9,875,000	ADMI Corp. 2021 Term Loan B2, 5.041%, (US0001M + 3.375%), 12/23/2027	9,013,406	0.1
2,796,750	Heartland Dental, LLC 2021 Incremental Term Loan, 5.642%, (US0001M + 4.000%), 04/30/2025	2,628,945	0.0
65,126,775	Medline Borrower, LP USD Term Loan B, 4.916%, (US0001M + 3.250%), 10/23/2028	60,521,400	0.8
12,384,076	PetVet Care Centers, LLC 2021 Term Loan B3, 5.166%, (US0001M + 3.500%), 02/14/2025	11,713,267	0.2
3,865,064	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	3,623,498	0.1
2,455,000	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 4.900%, (SOFRRATE + 3.750%), 07/24/2026	2,301,563	0.0
		89,802,079	1.2

	Industrial: 0.7%
EUR 9,341,374	Filtration Group — TL B 1L, 3.500%, (US0003M + 3.000%), 03/29/2025	9,006,188	0.1
5,386,434	Filtration Group Corp. 2018 1st Lien Term Loan, 4.060%, (US0003M + 3.000%), 03/31/2025	5,114,419	0.1
7,922,993	Filtration Group Corporation 2021 Incremental Term Loan, 5.142%, (US0001M + 3.500%), 10/21/2028	7,427,806	0.1
Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Industrial: (continued)
27,464,405	TK Elevator US NewCo, Inc. TL B 1L, 4.019%, (US0001M + 3.500%), 07/30/2027	$25,816,541	0.4
3,265,000	Welbilt, Inc. 2018 Term Loan B 1L, 4.166%, (US0003M + 2.500%), 10/23/2025	3,224,187	0.0
		50,589,141	0.7

	Insurance: 0.9%
31,052,477	Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 5.009%, (US0001M + 3.500%), 11/06/2027	28,956,435	0.4
9,451,117	Alliant Holdings Intermediate, LLC Term Loan B, 4.916%, (US0001M + 3.250%), 05/09/2025	8,945,085	0.1
1,738,908	Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	1,685,292	0.0
26,788,750	USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/2026	25,424,185	0.4
		65,010,997	0.9

	Lodging & Casinos: 0.1%
4,637,677	Arches Buyer Inc. 2021 Term Loan B, 4.916%, (US0001M + 3.250%), 12/06/2027	4,243,474	0.1

	Technology: 2.1%
21,164,780	Applied Systems, Inc. 2017 1st Lien Term Loan, 6.750%, (US0003M + 3.250%), 09/19/2024	20,379,927	0.3
4,575,000	Ascend Learning LLC TL B 2L, 7.463%, (US0001M + 3.500%), 11/18/2029	4,174,687	0.1
31,484,783	Athenahealth, Inc. 2022 Term Loan, 5.009%, (SOFRRATE + 3.500%), 01/27/2029	29,060,454	0.4
16,232,153	Clarivate / Camelot Finance SA TL B 1L, 4.666%, (US0003M + 3.000%), 10/31/2026	15,374,900	0.2
24,922,003	Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	23,270,921	0.3
13,321,399	Entegris, Inc. 2022 Term Loan B, 4.500%, (SOFRRATE + 3.000%), 03/02/2029	12,932,854	0.2
2,897,281	Project Boost Purchaser LLC, 5.213%, (US0001M + 3.500%), 05/30/2026	2,698,093	0.0
31,358,909	RealPage, Inc. Term Loan B 1L, 4.916%, (US0001M + 3.000%), 04/24/2028	29,022,670	0.4

See Accompanying Notes to Financial Statements

53

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

BANK LOANS: (continued)
		Technology: (continued)
1,125,000		RealPage, Inc. Term Loan B 2L, 7.560%, (US0003M + 3.250%), 02/17/2029	$1,068,750	0.0
5,260,250		Sophia L.P. TL B 1L, 5.152%, (US0001M + 3.500%), 10/07/2027	4,924,909	0.1
2,273,333		Sophia LP 2022 TL 1L, 4.950%, (SOFRRATE + 4.250%), 10/07/2027	2,171,033	0.0
1,596,000		Storable, Inc. 2021 TL B 1L, 5.009%, (TSFR1M + 3.250%), 04/17/2028	1,502,901	0.0
5,385,000		UKG, Inc. TL 2L, 6.212%, (US0001M + 6.750%), 05/03/2027	5,001,319	0.1
2,803,125		Ultimate Software Group, Inc. — TL 1L, 5.416%, (US0003M + 3.750%), 05/04/2026	2,649,954	0.0
			154,233,372	2.1
		Total Bank Loans (Cost $1,127,502,557)	1,070,326,230	14.4

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
7,825,648	(8)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	7,505,190	0.1
7,324,350	(8)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,169,326	0.1
3,626,525	(8)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,293,975	0.0
		Total Asset-Backed Securities (Cost $18,693,677)	17,968,491	0.2

CONVERTIBLE BONDS/NOTES: 0.2%
		Communications: 0.1%
4,300,000		Shopify, Inc., 0.125%, 11/01/2025	3,601,250	0.0
7,236,000	(9)	Spotify USA, Inc., 6.420%, 03/15/2026	5,745,384	0.1
			9,346,634	0.1
6,452,000	(9)	Snap, Inc., 7.730%, 05/01/2027	4,500,270	0.1
		Total Convertible Bonds/Notes (Cost $15,938,901)	13,846,904	0.2
		Total Long-Term Investments (Cost $7,593,272,066)	7,283,911,224	98.4

SHORT-TERM INVESTMENTS: 4.1%
		Commercial Paper: 0.1%
5,695,000	(10)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $5,694,755)	5,694,755	0.1

		Floating Rate Notes: 0.1%
600,000	(10)	ANZ Bank, 1.620%, 07/13/2022	600,003	0.0
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes: (continued)
750,000	(10)	Bank of America N.A., 1.620%, 07/06/2022	$749,997	0.1
475,000	(10)	Bank of Nova Scotia, 1.650%, 07/12/2022	475,008	0.0
725,000	(10)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	725,012	0.0
725,000	(10)	Credit Industriel et Commercial, 1.640%, 07/05/2022	725,010	0.0
350,000	(10)	Credit Industriel et Commercial, 1.650%, 07/07/2022	350,006	0.0
725,000	(10)	Natixis SA, 1.630%, 07/11/2022	725,010	0.0
750,000	(10)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	749,988	0.0
725,000	(10)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	725,010	0.0
		Total Floating Rate Notes (Cost $5,825,044)	5,825,044	0.1

		Repurchase Agreements: 2.0%
3,248,013	(10)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/22, 1.54%, due 07/01/22 (Repurchase Amount $3,248,150, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–5.000%, Market Value plus accrued interest $3,312,973, due 09/15/26–07/01/52)	3,248,013	0.1
3,703,834	(10)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/22, 1.58%, due 07/01/22 (Repurchase Amount $3,703,994, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $3,814,949, due 04/01/23–05/01/52)	3,703,834	0.1
30,302,217	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $30,303,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $30,908,261, due 08/01/22–01/20/68)	30,302,217	0.4
See Accompanying Notes to Financial Statements

54

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
9,364,573	(10)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%–1.55%, due 07/01/22 (Repurchase Amount $9,364,961, collateralized by various U.S. Gov’t/U.S. Gov‘t Agency Obligations, 0.000%–4.610%, Market Value plus accrued interest $9,551,865, due 09/15/22–07/20/67)	$9,364,573	0.1
16,937,339	(10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $16,938,058, collateralized by various U.S. Government Securities, 0.000%–7.250%, Market Value plus accrued interest $17,276,962, due 07/21/22-05/15/52)	16,937,339	0.2
9,212,183	(10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $9,212,562, collateralized by various U.S. Government Securities, 0.000%–3.250%, Market Value plus accrued interest $9,396,427, due 12/29/22–06/30/27)	9,212,183	0.1
10,378,717	(10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $10,379,169, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%–8.250%, Market Value plus accrued interest $10,586,759, due 08/01/22-02/20/72)	10,378,717	0.1
43,748,789	(10)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $43,750,695, collateralized by various U.S. Government Securities, 0.000%–2.750%, Market Value plus accrued interest $44,623,798, due 07/01/22–09/09/49)	43,748,789	0.6
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
19,852,459	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $19,853,302, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $20,249,539, due 01/15/25–02/15/51)	$19,852,459	0.3
		Total Repurchase Agreements (Cost $146,748,124)	146,748,124	2.0

		Time Deposits: 0.6%
5,350,000	(10)	Barclays Bank PLC, 1.590%, 07/01/2022	5,350,000	0.1
5,340,000	(10)	Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	5,340,000	0.1
5,290,000	(10)	DZ Bank AG, 1.550%, 07/01/2022	5,290,000	0.1
4,980,000	(10)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	4,980,000	0.0
5,330,000	(10)	Mizuho Bank Ltd., 1.570%, 07/01/2022	5,330,000	0.1
5,360,000	(10)	Royal Bank of Canada, 1.570%, 07/01/2022	5,360,000	0.1
4,600,000	(10)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	4,600,000	0.0
5,380,000	(10)	Societe Generale, 1.550%, 07/01/2022	5,380,000	0.1
5,270,000	(10)	Toronto-Dominion Bank, 1.560%, 07/01/2022	5,270,000	0.0
		Total Time Deposits (Cost $46,900,000)	46,900,000	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
3,555,000	(10), (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	3,555,000	0.0
3,695,000	(10), (11)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 1.380%	3,695,000	0.0
5,037,000	(10), (11)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 1.380%	5,037,000	0.1

See Accompanying Notes to Financial Statements

55

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: (continued)
85,717,285	(11)	T. Rowe Price Government Reserve Fund, 1.340%	$85,717,285	1.2
		Total Mutual Funds (Cost $98,004,285)	98,004,285	1.3
		Total Short-Term Investments (Cost $303,172,208)	303,172,208	4.1
		Total Investments in Securities (Cost $7,896,444,274)	$7,587,083,432	102.5
		Liabilities in Excess of Other Assets	(188,279,570)	(2.5)
		Net Assets	$7,398,803,862	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2022.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $37,904,208 or 0.5% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2022.

Currency Abbreviations:

EUR    EU Euro

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate 1-month CME Term Secured Overnight Financing
TSFR1M	Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Investment Type Allocation
as of June 30, 2022
(as a percentage of net assets)

Common Stock	66.9%
Bank Loans	14.4%
U.S. Treasury Obligations	8.1%
Corporate Bonds/Notes	7.5%
Preferred Stock	1.1%
Asset-Backed Securities	0.2%
Convertible Bonds/Notes	0.2%
Assets in Excess of Other Liabilities ,*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$244,151,657	$—	$—	$244,151,657
Consumer Discretionary	539,081,475	—	—	539,081,475
Consumer Staples	52,891,311	—	—	52,891,311
Energy	38,374,116	—	—	38,374,116
Financials	560,722,532	—	—	560,722,532
Health Care	1,058,839,623	61,501,095	—	1,120,340,718
Industrials	718,920,848	—	—	718,920,848
Information Technology	1,551,020,220	—	—	1,551,020,220
Materials	19,813,692	—	—	19,813,692
Utilities	103,470,206	—	—	103,470,206
Total Common Stock	4,887,285,680	61,501,095	—	4,948,786,775
Preferred Stock	43,047,067	—	37,904,208	80,951,275
Corporate Bonds/Notes	—	554,155,447	—	554,155,447
Bank Loans	—	1,070,326,230	—	1,070,326,230
Asset-Backed Securities	—	17,968,491	—	17,968,491

See Accompanying Notes to Financial Statements

56

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table (continued)
Investments, at fair value (continued)
Convertible Bonds/Notes	$—	$13,846,904	$—	$13,846,904
U.S. Treasury Obligations	—	597,876,102	—	597,876,102
Short-Term Investments	98,004,285	205,167,923	—	303,172,208
Total Investments, at fair value	$5,028,337,032	$2,520,842,192	$37,904,208	$7,587,083,432
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(7,163,851)	$—	$(7,163,851)
Total Liabilities	$—	$(7,163,851)	$—	$(7,163,851)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$37,904,208
		$35,484,706	$37,904,208

At June 30, 2022, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date		Exercise Price	Number of Contracts		Notional Amount	Premiums Received	Fair Value
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,200.000	20	USD	4,358,520	$361,940	$(35,398)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,300.000	20	USD	4,358,520	309,940	(27,022)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,400.000	20	USD	4,358,520	260,940	(20,732)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,500.000	20	USD	4,358,520	221,940	(15,979)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	225.000	11	USD	2,336,620	314,360	(3,279)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	11	USD	2,336,620	287,609	(2,878)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	235.000	11	USD	2,336,620	263,240	(2,504)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	240.000	11	USD	2,336,620	240,834	(2,180)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	245.000	11	USD	2,336,620	220,353	(1,936)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	250.000	11	USD	2,336,620	201,633	(1,694)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	255.000	11	USD	2,336,620	184,617	(1,502)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	180.000	15	USD	3,186,300	351,211	(20,207)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	185.000	15	USD	3,186,300	303,894	(16,780)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	190.000	15	USD	3,186,300	260,805	(14,006)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	200.000	9	USD	1,911,780	306,198	(5,929)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	205.000	10	USD	2,124,200	305,438	(5,521)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	210.000	9	USD	1,911,780	247,703	(4,273)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	215.000	9	USD	1,911,780	223,212	(3,613)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	220.000	9	USD	1,911,780	200,072	(3,144)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	225.000	10	USD	2,124,200	199,590	(2,981)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	175.000	68	USD	14,444,560	1,289,604	(111,923)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	190.000	26	USD	5,522,920	552,630	(24,277)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	195.000	25	USD	5,310,500	450,225	(19,331)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	200.000	25	USD	5,310,500	389,075	(16,470)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	205.000	26	USD	5,522,920	342,966	(14,354)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	210.000	26	USD	5,522,920	289,770	(12,343)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	170.000	640	USD	8,750,080	419,654	(230,265)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	170.000	191	USD	2,611,352	153,213	(68,720)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	175.000	640	USD	8,750,080	345,338	(180,489)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	175.000	191	USD	2,611,352	125,048	(53,865)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	180.000	191	USD	2,611,352	100,796	(42,090)

See Accompanying Notes to Financial Statements

57

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date		Exercise Price	Number of Contracts		Notional Amount	Premiums Received	Fair Value
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	180.000	640	USD	8,750,080	$283,994	$(141,035)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/20/23	USD	260.000	152	USD	3,824,229	373,741	(249,736)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/20/23	USD	280.000	156	USD	3,924,866	249,842	(151,944)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/20/23	USD	290.000	156	USD	3,924,866	205,524	(114,660)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	693	USD	4,412,331	576,929	(7,919)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	50	USD	318,350	43,588	(571)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	819	USD	5,214,573	672,456	(9,358)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	85.000	1,185	USD	7,544,895	694,078	(164,071)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	90.000	1,185	USD	7,544,895	505,865	(100,179)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	95.000	1,185	USD	7,544,895	354,208	(60,501)
Hologic, Inc.	Citigroup Global Markets	Call	01/20/23	USD	85.000	545	USD	3,776,850	205,852	(75,341)
Hologic, Inc.	Citigroup Global Markets	Call	01/20/23	USD	90.000	545	USD	3,776,850	128,713	(43,746)
Humana, Inc.	Citigroup Global Markets	Call	01/20/23	USD	520.000	82	USD	3,838,174	122,868	(179,431)
Humana, Inc.	Citigroup Global Markets	Call	01/20/23	USD	530.000	82	USD	3,838,174	103,915	(153,556)
Humana, Inc.	Citigroup Global Markets	Call	01/20/23	USD	540.000	82	USD	3,838,174	82,501	(130,940)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/20/23	USD	40.000	1,196	USD	4,232,644	170,956	(86,233)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/20/23	USD	42.000	1,196	USD	4,232,644	105,643	(41,914)
Meta Platforms, Inc.	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	345.000	108	USD	1,741,500	420,530	(501)
Meta Platforms, Inc.	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	360.000	108	USD	1,741,500	361,867	(348)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	108	USD	2,773,764	191,984	(38,859)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	3,236,058	186,181	(45,336)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	3,236,058	185,100	(45,336)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	119	USD	3,056,277	241,622	(30,741)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	3,236,058	156,440	(32,549)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	3,236,058	157,080	(32,549)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	267	USD	6,857,361	540,843	(68,973)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	108	USD	2,773,764	162,832	(27,899)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	3,236,058	131,560	(23,463)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	3,236,058	132,978	(23,463)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	108	USD	2,773,764	137,458	(20,111)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	267	USD	6,857,361	460,113	(49,720)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	119	USD	3,056,277	207,035	(22,160)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	119	USD	3,056,277	176,257	(15,886)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	267	USD	6,857,361	389,903	(35,644)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	365.000	264	USD	6,780,312	351,270	(29,536)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	320.000	733	USD	18,825,639	978,555	(362,583)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	330.000	223	USD	5,727,309	262,971	(80,237)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	335.000	223	USD	5,727,309	230,894	(68,324)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	340.000	223	USD	5,727,309	209,511	(57,607)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	345.000	223	USD	5,727,309	181,437	(49,156)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	350.000	223	USD	5,727,309	160,052	(41,526)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	350.000	387	USD	9,939,321	590,949	(72,066)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	355.000	388	USD	9,965,004	538,156	(61,052)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	360.000	387	USD	9,939,321	486,459	(51,664)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	4,931,136	341,299	(94,974)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	4,931,136	366,591	(94,974)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	4,931,136	310,840	(69,083)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	4,931,136	290,433	(69,083)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	4,931,136	262,769	(49,598)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	4,931,136	247,482	(49,598)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	4,931,136	222,390	(35,754)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	4,931,136	208,136	(35,754)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	149	USD	2,328,766	193,697	(11,394)

See Accompanying Notes to Financial Statements

58

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date		Exercise Price	Number of Contracts		Notional Amount	Premiums Received	Fair Value
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	212	USD	3,313,412	$282,416	$(16,211)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	44	USD	687,689	56,782	(3,365)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	129	USD	2,016,180	167,292	(9,864)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	129	USD	2,016,180	131,685	(6,504)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	149	USD	2,328,766	153,214	(7,513)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	44	USD	687,689	44,879	(2,219)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	212	USD	3,313,411	223,582	(10,690)
PNC Financial Services Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	190.000	317	USD	4,954,488	290,689	(103,889)
PNC Financial Services Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	195.000	317	USD	4,954,488	241,554	(80,591)
PNC Financial Services Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	200.000	317	USD	4,954,488	198,759	(62,607)
Public Service Enterprise Group, Inc.	Bank of America N.A.	Call	07/15/22	USD	65.000	439	USD	2,777,992	135,313	(19,696)
Public Service Enterprise Group, Inc.	Bank of America N.A.	Call	07/15/22	USD	70.000	439	USD	2,777,992	54,879	(442)
Public Service Enterprise Group, Inc.	Bank of America N.A.	Call	07/15/22	USD	75.000	439	USD	2,777,992	14,553	(19)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	100.000	449	USD	3,429,911	380,303	(50,064)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	100.000	439	USD	3,353,521	400,298	(48,949)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	105.000	449	USD	3,429,911	299,483	(32,206)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	105.000	439	USD	3,353,521	310,145	(31,489)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	97.500	449	USD	3,429,911	420,713	(62,645)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	97.500	439	USD	3,353,521	449,510	(61,249)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/20/23	USD	640.000	154	USD	8,366,512	412,949	(246,329)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	540.000	292	USD	14,997,996	789,857	(958,870)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	560.000	164	USD	8,423,532	431,536	(403,383)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	580.000	164	USD	8,423,532	325,433	(293,613)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	235	USD	2,667,485	68,357	(30,633)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	101	USD	1,146,451	33,027	(13,166)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	150.000	101	USD	1,146,451	19,291	(10,017)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	150.000	235	USD	2,667,485	49,613	(23,307)
									$31,664,307	$(7,163,851)

Currency Abbreviations
USD – United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$7,163,851
Total Liability Derivatives		$7,163,851

See Accompanying Notes to Financial Statements

59

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$45,230,467
Total	$45,230,467

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$109,296,808
Total	$109,296,808

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Susquehanna International Group LLP	Wells Fargo Securities, LLC	Totals
Liabilities:
Written options	$20,156	$3,239,314	$659,433	$978,527	$1,149,181	$498,819	$618,421	$7,163,851
Total Liabilities	$20,156	$3,239,314	$659,433	$978,527	$1,149,181	$498,819	$618,421	$7,163,851
Net OTC derivative instruments by counterparty, at fair value	$(20,156)	$(3,239,314)	$(659,433)	$(978,527)	$(1,149,181)	$(498,819)	$(618,421)	$(7,163,851)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(20,156)	$(3,239,314)	$(659,433)	$(978,527)	$(1,149,181)	$(498,819)	$(618,421)	$(7,163,851)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,881,208,832.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$269,322,387
Gross Unrealized Depreciation	(570,301,036)
Net Unrealized Depreciation	$(300,978,649)

See Accompanying Notes to Financial Statements

60

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Communication Services: 5.1%
47,301		AT&T, Inc.	$991,429	0.3
113,726		Comcast Corp. — Class A	4,462,608	1.3
35,712		Fox Corp. — Class B	1,060,646	0.3
13,600	(1)	Meta Platforms, Inc.	2,193,000	0.6
275,208		News Corp — Class A	4,287,741	1.2
10,405		Verizon Communications, Inc.	528,054	0.2
40,438	(1)	Walt Disney Co.	3,817,347	1.1
15,942	(1)	Warner Bros Discovery, Inc.	213,942	0.1
			17,554,767	5.1

		Consumer Discretionary: 3.6%
7,000		Best Buy Co., Inc.	456,330	0.1
51,364		Kohl’s Corp.	1,833,181	0.5
72,431	(1)	Las Vegas Sands Corp.	2,432,957	0.7
115,441	(1)	Mattel, Inc.	2,577,798	0.8
41,200		TJX Cos., Inc.	2,301,020	0.7
213,472		Volkswagen AG ADR	2,828,504	0.8
			12,429,790	3.6

		Consumer Staples: 7.1%
19,200		Coca-Cola Co.	1,207,872	0.3
156,509		Conagra Brands, Inc.	5,358,868	1.6
42,440		Kimberly-Clark Corp.	5,735,766	1.7
6,700		Mondelez International, Inc.	416,003	0.1
51,337		Philip Morris International, Inc.	5,069,016	1.5
49,682		Tyson Foods, Inc.	4,275,633	1.2
19,511		Walmart, Inc.	2,372,147	0.7
			24,435,305	7.1

		Energy: 7.6%
4,974		Chevron Corp.	720,136	0.2
21,900		Enbridge, Inc.	925,494	0.3
32,917		EOG Resources, Inc.	3,635,353	1.1
49,551		Exxon Mobil Corp.	4,243,547	1.2
17,972		Hess Corp.	1,903,954	0.5
16,786		Occidental Petroleum Corp.	988,360	0.3
3,376		Targa Resources Corp.	201,446	0.1
76,086	(2)	TC Energy Corp.	3,942,016	1.1
181,736		TotalEnergies SE ADR	9,566,583	2.8
			26,126,889	7.6

		Financials: 19.8%
148,413		American International Group, Inc.	7,588,357	2.2
10,000		Apollo Global Management, Inc.	484,800	0.1
48,818		Bank of America Corp.	1,519,704	0.4
7,400		Bank of New York Mellon Corp.	308,654	0.1
25,772		Charles Schwab Corp.	1,628,275	0.5
33,119		Chubb Ltd.	6,510,533	1.9
39,300		Citigroup, Inc.	1,807,407	0.5
190,781		Equitable Holdings, Inc.	4,973,661	1.5
100,372		Fifth Third Bancorp	3,372,499	1.0
Shares			Value	Percentage of Net Assets

COMMON STOCK: (contiuned)
		Financials: (continued)
12,551	(2)	Franklin Resources, Inc.	$292,564	0.1
15,100		Goldman Sachs Group, Inc.	4,485,002	1.3
25,800		Hartford Financial Services Group, Inc.	1,688,094	0.5
325,352		Huntington Bancshares, Inc.	3,913,985	1.1
17,007		JPMorgan Chase & Co.	1,915,158	0.6
83,442		Loews Corp.	4,944,773	1.4
2,487		Marsh & McLennan Cos., Inc.	386,107	0.1
77,601		Metlife, Inc.	4,872,567	1.4
33,542		Morgan Stanley	2,551,204	0.7
6,654		PNC Financial Services Group, Inc.	1,049,802	0.3
3,030		Raymond James Financial, Inc.	270,912	0.1
52,843		State Street Corp.	3,257,771	1.0
265,962		Wells Fargo & Co.	10,417,731	3.0
			68,239,560	19.8

		Health Care: 17.8%
49,115		AbbVie, Inc.	7,522,453	2.2
29,143		AstraZeneca PLC ADR	1,925,478	0.6
24,015		Becton Dickinson & Co.	5,920,418	1.7
3,600	(1)	Biogen, Inc.	734,184	0.2
33,400		Cardinal Health, Inc.	1,745,818	0.5
30,247	(1)	Centene Corp.	2,559,199	0.8
13,215		Cigna Corp.	3,482,417	1.0
50,370		CVS Health Corp.	4,667,284	1.4
16,171		Elevance Health, Inc.	7,803,801	2.3
6,083		Gilead Sciences, Inc.	375,990	0.1
19,187		GSK PLC	413,511	0.1
31,326		Johnson & Johnson	5,560,678	1.6
46,636		Medtronic PLC	4,185,581	1.2
37,142		Merck & Co., Inc.	3,386,236	1.0
86,876		Pfizer, Inc.	4,554,909	1.3
75,115		Sanofi ADR	3,758,004	1.1
23,738		Zimmer Biomet Holdings, Inc.	2,493,914	0.7
			61,089,875	17.8

		Industrials: 9.9%
4,200		3M Co.	543,522	0.2
17,524	(1)	Boeing Co.	2,395,881	0.7
3,400		Cummins, Inc.	658,002	0.2
10,247		Flowserve Corp.	293,372	0.1
120,149		General Electric Co.	7,649,887	2.2
26,360		L3Harris Technologies, Inc.	6,371,212	1.8
19,025		Nielsen Holdings PLC	441,761	0.1
17,160		Paccar, Inc.	1,412,954	0.4
44,239		Siemens AG ADR	2,259,728	0.7
23,262	(1)	Southwest Airlines Co.	840,223	0.2
3,700		Stanley Black & Decker, Inc.	387,982	0.1
54,915	(1)	Stericycle, Inc.	2,408,023	0.7

See Accompanying Notes to Financial Statements

61

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (contiuned)
		Industrials: (continued)
46,921		United Parcel Service, Inc. — Class B	$8,564,959	2.5
			34,227,506	9.9

		Information Technology: 7.5%
25,438		Applied Materials, Inc.	2,314,349	0.7
31,680		Cisco Systems, Inc.	1,350,835	0.4
19,700		Citrix Systems, Inc.	1,914,249	0.5
26,800	(1)	Fiserv, Inc.	2,384,396	0.7
18,018		Microsoft Corp.	4,627,563	1.3
4,848		NXP Semiconductor NV — NXPI — US	717,649	0.2
63,825		Qualcomm, Inc.	8,153,006	2.4
8,400		TE Connectivity Ltd.	950,460	0.3
22,521		Texas Instruments, Inc.	3,460,352	1.0
			25,872,859	7.5

		Materials: 5.3%
13,201		Akzo Nobel NV	863,321	0.3
77,598		CF Industries Holdings, Inc.	6,652,477	1.9
4,822		DuPont de Nemours, Inc.	268,007	0.1
30,398		International Flavors & Fragrances, Inc.	3,621,010	1.1
140,080		International Paper Co.	5,859,546	1.7
10,800		RPM International, Inc.	850,176	0.2
			18,114,537	5.3

		Real Estate: 4.4%
74,130		Equity Residential	5,353,668	1.6
76,065		Rayonier, Inc.	2,843,310	0.8
9,900		Vornado Realty Trust	283,041	0.1
13,100		Welltower, Inc.	1,078,785	0.3
166,890		Weyerhaeuser Co.	5,527,397	1.6
			15,086,201	4.4

		Utilities: 9.0%
26,874		Ameren Corp.	2,428,335	0.7
50,746		Dominion Energy, Inc.	4,050,038	1.2
23,480		NextEra Energy, Inc.	1,818,761	0.5
125,520		NiSource, Inc.	3,701,585	1.1
21,900	(1)	PG&E Corp.	218,562	0.1
47,923		Sempra Energy	7,201,389	2.1
137,747		Southern Co.	9,822,738	2.8
24,800		Xcel Energy, Inc.	1,754,848	0.5
			30,996,256	9.0
		Total Common Stock (Cost $274,249,578)	334,173,545	97.1

PREFERRED STOCK: 1.5%
		Health Care: 0.4%
26,624	(1)	Becton Dickinson and Co.	1,316,823	0.4

		Utilities: 1.1%
23,003	(1)	NextEra Energy, Inc.	1,142,099	0.3
10,753	(1)	NiSource, Inc.	1,222,831	0.3

Shares			Value		Percentage of Net Assets

PREFERRED STOCK: (contiuned)
		Utilities: (continued)
30,331	(1)	Southern Co/The		$1,606,936	0.5
				3,971,866	1.1
		Total Preferred Stock (Cost $5,056,360)		5,288,689	1.5
		Total Long-Term Investments (Cost $279,305,938)		339,462,234	98.6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.1%
337,652	(3)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $337,667, collateralized by various U.S. Government Securities, 0.000%–2.750%, Market Value plus accrued interest $344,405, due 07/01/22–09/09/49) (Cost $337,652)	$337,652	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
1,910,681	(4)	T. Rowe Price Government Reserve Fund, 1.340% (Cost $1,910,681)	1,910,681	0.6
		Total Short-Term Investments (Cost $2,248,333)	2,248,333	0.7
		Total Investments in Securities (Cost $281,554,271)	$341,710,567	99.3
		Assets in Excess of Other Liabilities	2,353,877	0.7
		Net Assets	$344,064,444	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

62

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,554,767	$—	$ —	$17,554,767
Consumer Discretionary	12,429,790	—	—	12,429,790
Consumer Staples	24,435,305	—	—	24,435,305
Energy	26,126,889	—	—	26,126,889
Financials	68,239,560	—	—	68,239,560
Health Care	60,676,364	413,511	—	61,089,875
Industrials	34,227,506	—	—	34,227,506
Information Technology	25,872,859	—	—	25,872,859
Materials	17,251,216	863,321	—	18,114,537
Real Estate	15,086,201	—	—	15,086,201
Utilities	30,996,256	—	—	30,996,256
Total Common Stock	332,896,713	1,276,832	—	334,173,545
Preferred Stock	5,288,689	—	—	5,288,689
Short-Term Investments	1,910,681	337,652	—	2,248,333
Total Investments, at fair value	$340,096,083	$1,614,484	$ —	$341,710,567

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $282,562,650.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$74,147,452
Gross Unrealized Depreciation	(14,999,530)
Net Unrealized Appreciation	$59,147,922

See Accompanying Notes to Financial Statements

63

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.2%
		Austria: 0.0%
542		Erste Group Bank AG	$13,773	0.0

		Brazil: 1.6%
468,621		Magazine Luiza SA	211,322	0.2
88,238	(1)	Rede D’Or Sao Luiz SA	488,783	0.3
120,236		Suzano SA	1,144,361	0.7
35,765	(2)	XP, Inc.	642,339	0.4
			2,486,805	1.6

		Canada: 6.8%
39,800		Canadian Pacific Railway Ltd. — US	2,779,632	1.7
844		Constellation Software, Inc./Canada	1,252,932	0.8
9,320		Definity Financial Corp.	240,892	0.2
3,437	(2)	Descartes Systems Group, Inc./The	213,300	0.1
18,440	(2)	Shopify, Inc.	576,066	0.4
16,626		Sun Life Financial, Inc.	761,810	0.5
31,321	(2)	TELUS International CDA, Inc.	785,945	0.5
25,520		TMX Group Ltd.	2,597,203	1.6
13,356		Waste Connections, Inc.	1,655,610	1.0
			10,863,390	6.8

		China: 5.5%
23,038	(2)	Alibaba Group Holding Ltd. BABA ADR	2,618,960	1.7
8,984	(2)	Baidu, Inc. ADR	1,336,190	0.8
119,750	(1),(2)	JD Health International, Inc. — H Shares	947,931	0.6
7,382	(2)	Kanzhun Ltd. ADR	193,999	0.1
4,000		Silergy Corp.	323,437	0.2
32,600		Tencent Holdings Ltd.	1,475,644	0.9
47,439	(2)	Trip.com Group Ltd. ADR	1,302,201	0.8
61,000	(1),(2)	Wuxi Biologics Cayman, Inc.	565,191	0.4
			8,763,553	5.5

		Denmark: 0.7%
3,353	(2)	Genmab A/S	1,087,863	0.7

		France: 8.5%
18,390		Dassault Aviation SA	2,871,846	1.8
19,778		EssilorLuxottica SA	2,998,609	1.9
3,490		Kering SA	1,808,620	1.1
1,088		LVMH Moet Hennessy Louis Vuitton SE	666,814	0.4
8,930		Safran S.A.	889,124	0.5
21,448		Sanofi	2,162,955	1.4
17,593		Thales S.A.	2,160,026	1.4
			13,557,994	8.5

		Germany: 6.5%
18,559		Bayer AG	1,108,281	0.7
10,326		Beiersdorf AG	1,059,630	0.7
19,153	(2)	Daimler Truck Holding AG	504,414	0.3
10,223		Deutsche Boerse AG	1,716,723	1.1
140,504		Deutsche Telekom AG	2,794,532	1.8
43,191	(2)	Evotec AG	1,046,903	0.7
27,531		Infineon Technologies AG	669,709	0.4
13,407		Knorr-Bremse AG	767,888	0.5
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Germany: (continued)
35,849	(1),(2)	TeamViewer AG	$358,496	0.2
9,291	(1),(2)	Zalando SE	244,750	0.1
			10,271,326	6.5

		Hong Kong: 2.2%
313,000		AIA Group Ltd.	3,420,016	2.2

		India: 5.3%
205,904	(2)	Axis Bank Ltd.	1,667,837	1.1
103,902		Housing Development Finance Corp.	2,874,627	1.8
29,366		Kotak Mahindra Bank Ltd.	621,084	0.4
9,563		Maruti Suzuki India Ltd.	1,030,776	0.6
1,260,538		NTPC Ltd.	2,284,103	1.4
			8,478,427	5.3

		Indonesia: 2.2%
4,606,300		Bank Central Asia Tbk PT	2,242,991	1.4
17,697,300		Sarana Menara Nusantara Tbk PT	1,307,462	0.8
			3,550,453	2.2

		Italy: 1.4%
166,429		Banca Mediolanum SpA	1,098,053	0.7
6,588		DiaSorin SpA	866,396	0.5
25,448	(2)	Ermenegildo Zegna Holditalia SpA	268,476	0.2
			2,232,925	1.4

		Japan: 14.4%
38,600	(3)	Chugai Pharmaceutical Co., Ltd.	987,407	0.6
61,800		Daiichi Sankyo Co., Ltd.	1,571,728	1.0
5,600		Daikin Industries Ltd.	899,131	0.6
2,800		Disco Corp.	666,293	0.4
59,000		Fujitsu General Ltd.	1,171,544	0.7
4,600		Hikari Tsushin, Inc.	472,888	0.3
16,800		Hoshizaki Corp.	500,739	0.3
1,900		Keyence Corp.	651,583	0.4
23,500		Murata Manufacturing Co., Ltd.	1,279,042	0.8
80,700		Nippon Telegraph & Telephone Corp.	2,318,767	1.5
58,900		NTT Data Corp.	817,110	0.5
71,500		Otsuka Holdings Co. Ltd.	2,552,315	1.6
77,300		Outsourcing, Inc.	591,231	0.4
42,300		Pan Pacific International Holdings Corp.	674,399	0.4
60,800		Persol Holdings Co. Ltd.	1,110,093	0.7
48,600		Seven & I Holdings Co., Ltd.	1,885,700	1.2
24,600		Shimadzu Corp.	779,710	0.5
14,200		Sony Group Corp.	1,158,106	0.7
43,200		Stanley Electric Co., Ltd.	709,204	0.5
28,500		Suzuki Motor Corp.	895,981	0.6
386,700		Z Holdings Corp.	1,124,552	0.7
			22,817,523	14.4

		Netherlands: 7.2%
380	(1),(2)	Adyen NV	548,392	0.3
35,139		Akzo Nobel NV	2,298,027	1.5
6,421		ASML Holding NV	3,033,537	1.9

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: (continued)
57,053		Koninklijke Philips NV	$1,223,708	0.8
1,905		NXP Semiconductor NV — NXPI — US	281,997	0.2
56,474		Prosus NV	3,656,913	2.3
4,222	(1),(2)	Shop Apotheke Europe NV	377,145	0.2
			11,419,719	7.2

		Philippines: 0.4%
39,995		SM Investments Corp.	569,127	0.4

		Portugal: 1.9%
180,593		Galp Energia SGPS SA	2,113,126	1.3
40,966		Jeronimo Martins SGPS SA	888,079	0.6
			3,001,205	1.9

		Russia: —%
5,115	(2),(4)	TCS Group Holding PLC GDR	—	—

		South Africa: 0.4%
5,720		Capitec Bank Holdings Ltd.	701,045	0.4

		South Korea: 2.9%
1,163		LG Household & Health Care Ltd.	611,036	0.4
10,490		NAVER Corp.	1,956,664	1.2
44,931		Samsung Electronics Co., Ltd. 005930	1,981,788	1.3
			4,549,488	2.9

		Spain: 1.3%
18,023	(2)	Amadeus IT Group SA	1,009,187	0.6
54,844		Fluidra SA	1,115,911	0.7
			2,125,098	1.3

		Sweden: 1.9%
39,684		Assa Abloy AB	846,858	0.5
37,056		Essity AB	968,665	0.6
10,772	(2)	Olink Holding AB ADR	163,734	0.1
82,753		Swedbank AB	1,049,523	0.7
			3,028,780	1.9

		Switzerland: 8.6%
24,576		Alcon, Inc.	1,723,307	1.1
533		Barry Callebaut AG	1,192,545	0.7
52,452		Julius Baer Group Ltd.	2,433,253	1.5
3,184		Lonza Group AG	1,700,694	1.1
29,542		Nestle SA	3,452,655	2.2
1,826		Partners Group	1,649,055	1.0
6,189	(1)	PolyPeptide Group AG	423,294	0.3
3,111		Roche Holding AG-GENUSSCHEIN	1,040,007	0.7
			13,614,810	8.6

		Taiwan: 3.6%
354,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,673,329	3.6
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Thailand: 0.7%
655,500		CP ALL PCL — Foreign	$1,113,610	0.7

		United Arab Emirates: 0.4%
262,456	(1),(2)	Network International Holdings PLC	603,193	0.4

		United Kingdom: 8.4%
13,731		Ashtead Group PLC	577,644	0.4
39,138		AstraZeneca PLC ADR	2,585,847	1.6
2,500	(2)	Atlassian Corp. PLC	468,500	0.3
291,019	(2)	boohoo Group PLC	195,944	0.1
124,132	(1)	Bridgepoint Group PLC	365,072	0.2
49,380		Burberry Group PLC	990,636	0.6
6,803		Linde PLC	1,957,234	1.3
22,516		London Stock Exchange Group PLC	2,101,007	1.3
125,802		Smith & Nephew PLC	1,759,314	1.1
52,319		Unilever PLC	2,376,359	1.5
			13,377,557	8.4

		United States: 1.4%
4,157		Accenture PLC	1,154,191	0.7
3,428		Mastercard, Inc. — Class A	1,081,466	0.7
			2,235,657	1.4
		Total Common Stock (Cost $149,249,128)	149,556,666	94.2

PREFERRED STOCK: 0.4%
		Germany: 0.4%
1,889		Sartorius AG	662,982	0.4
		Total Preferred Stock (Cost $569,159)	662,982	0.4
		Total Long-Term Investments (Cost $149,818,287)	150,219,648	94.6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreements: 0.1%
217,092	(5)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.49%, due 07/01/22 (Repurchase Amount $217,101, collateralized by various U.S. Government Securities, 0.000%–7.625%, Market Value plus accrued interest $221,434, due 07/26/22–02/15/50) (Cost $217,092)	217,092	0.1
See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

		Mutual Funds: 4.5%
7,108,450	(6)	T. Rowe Price Government Reserve Fund, 1.340% (Cost $7,108,450)	$7,108,450	4.5
		Total Short-Term Investments (Cost $7,325,542)	7,325,542	4.6
		Total Investments in Securities (Cost $157,143,829)	$157,545,190	99.2
		Assets in Excess of Other Liabilities	1,249,784	0.8
		Net Assets	$158,794,974	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	16.5%
Information Technology	15.3
Health Care	14.9
Consumer Discretionary	13.9
Industrials	11.2
Consumer Staples	8.8
Communication Services	7.9
Materials	3.4
Utilities	1.4
Energy	1.3
Short-Term Investments	4.6
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$13,773	$—	$13,773
Brazil	2,486,805	—	—	2,486,805
Canada	10,863,390	—	—	10,863,390
China	5,451,350	3,312,203	—	8,763,553
Denmark	—	1,087,863	—	1,087,863
France	—	13,557,994	—	13,557,994
Germany	—	10,271,326	—	10,271,326
Hong Kong	—	3,420,016	—	3,420,016
India	—	8,478,427	—	8,478,427
Indonesia	—	3,550,453	—	3,550,453
Italy	268,476	1,964,449	—	2,232,925
Japan	—	22,817,523	—	22,817,523
Netherlands	281,997	11,137,722	—	11,419,719
Philippines	—	569,127	—	569,127
Portugal	—	3,001,205	—	3,001,205
Russia	—	—	—	—
South Africa	—	701,045	—	701,045
South Korea	—	4,549,488	—	4,549,488
Spain	—	2,125,098	—	2,125,098
Sweden	163,734	2,865,046	—	3,028,780
Switzerland	—	13,614,810	—	13,614,810
Taiwan	—	5,673,329	—	5,673,329
Thailand	—	1,113,610	—	1,113,610
United Arab Emirates	603,193	—	—	603,193
United Kingdom	3,419,419	9,958,138	—	13,377,557
United States	2,235,657	—	—	2,235,657
Total Common Stock	25,774,021	123,782,645	—	149,556,666

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table (continued)
Investments, at fair value (continued)
Preferred Stock	$—	$662,982	$—	$662,982
Short-Term Investments	7,108,450	217,092	—	7,325,542
Total Investments, at fair value	$32,882,471	$124,662,719	$—	$157,545,190

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(1,074)
Total	$(1,074)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$130
Total	$130

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $157,891,207.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$20,782,729
Gross Unrealized Depreciation	(21,058,032)
Net Unrealized Depreciation	$(275,303)

See Accompanying Notes to Financial Statements

67

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

Proposals:

1	At this meeting, a proposal was submitted to approve the Agreement and Plan of Reorganization (the “Agreement”) by and among each of Voya Investors Trust, on behalf of VY® T. Rowe Price International Stock Portfolio (“TRP International Stock Portfolio”), and Voya Variable Portfolios, Inc., on behalf of Voya International Index Portfolio (“International Index Portfolio”), providing for the reorganization of TRP International Stock Portfolio with and into International Index Portfolio.

A shareholder meeting of VY® T. Rowe Price International Stock Portfolio was held virtually on June 28, 2022.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY® T. Rowe Price International Stock Portfolio	1*	8,197,198.750	398,646.766	622,167.707	0.000	9,218,013.223

*	Proposal Passed

68

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com

VPSAR-VIT1AISS2 (0622-081922)

Semi-Annual Report
June 30, 2022
Classes ADV, I, P2, R6, S and S2
Voya Investors Trust
■ Voya Balanced Income Portfolio ■ Voya High Yield Portfolio ■ Voya Large Cap Growth Portfolio ■ Voya Large Cap Value Portfolio
■
Voya Limited Maturity Bond Portfolio

■
Voya U.S. Stock Index Portfolio

■
VY® CBRE Real Estate Portfolio (formerly, VY® Clarion Real Estate Portfolio)

■
VY® JPMorgan Small Cap Core Equity Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Balanced Income Portfolio
Class ADV	$1,000.00	$867.20	1.20%	$5.56	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	869.90	0.60	2.78	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	869.00	0.85	3.94	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	868.70	1.00	4.63	1,000.00	1,019.84	1.00	5.01
Voya High Yield Portfolio
Class ADV	$1,000.00	$847.00	1.08%	$4.95	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	849.80	0.48	2.20	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	848.50	0.73	3.35	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	848.00	0.88	4.03	1,000.00	1,020.43	0.88	4.41
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$704.60	1.27%	$5.37	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	706.90	0.67	2.84	1,000.00	1,021.47	0.67	3.36
Class R6	1,000.00	706.70	0.67	2.84	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	706.10	0.92	3.89	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	705.10	1.07	4.52	1,000.00	1,019.49	1.07	5.36

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$910.80	1.24%	$5.87	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	913.80	0.64	3.04	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	913.80	0.64	3.04	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	912.20	0.89	4.22	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	912.30	1.04	4.93	1,000.00	1,019.64	1.04	5.21
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$959.70	0.88%	$4.28	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	963.40	0.28	1.36	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	961.60	0.53	2.58	1,000.00	1,022.17	0.53	2.66
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$797.30	0.80%	$3.57	$1,000.00	$1,020.83	0.80%	$4.01
Class I	1,000.00	799.30	0.27	1.20	1,000.00	1,023.46	0.27	1.35
Class P2	1,000.00	800.10	0.15	0.67	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	798.60	0.51	2.27	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	797.90	0.67	2.99	1,000.00	1,021.47	0.67	3.36
VY® CBRE Real Estate Portfolio
Class ADV	$1,000.00	$770.70	1.28%	$5.62	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	773.10	0.68	2.99	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	772.10	0.93	4.09	1,000.00	1,020.18	0.93	4.66
Class S2	1,000.00	771.50	1.08	4.74	1,000.00	1,019.44	1.08	5.41
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$781.90	1.47%	$6.49	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	783.80	0.87	3.85	1,000.00	1,020.48	0.87	4.36
Class R6	1,000.00	784.00	0.87	3.85	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	783.20	1.12	4.95	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	782.70	1.27	5.61	1,000.00	1,018.50	1.27	6.36

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$244,953,238	$382,015,232	$3,870,694,374	$483,787,224
Investments in affiliates at fair value**	26,604,955	—	—	—
Short-term investments at fair value†	2,030,959	43,916,348	110,325,755	10,369,352
Cash	16,291,116	1,686,252	496,460	123,538
Cash collateral for futures contracts	316,512	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	320,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	260,000	—	—	—
Foreign currencies at value‡	230,096	—	—	131,086
Receivables:
Investment securities sold	1,105,070	92,705	38,245,848	181,375
Fund shares sold	—	83,752	18,320,677	182,948
Dividends	121,718	—	703,428	727,963
Interest	766,817	7,434,439	—	—
Foreign tax reclaims	157,181	—	41,107	200,134
Variation margin on futures contracts	122,045	—	—	—
Variation margin on centrally cleared swaps	23,187	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,961,815	—	—	—
Prepaid expenses	3,581	—	61,556	7,504
Reimbursement due from Investment Adviser	8,491	—	145,869	95,011
Other assets	18,467	26,279	210,670	55,494
Total assets	295,295,248	435,255,007	4,039,245,744	495,861,629
LIABILITIES:
Payable for investment securities purchased	16,586,811	—	9,884,302	—
Payable for investments in affiliated underlying funds purchased	123,550	—	—	—
Payable for fund shares redeemed	844,457	1,463,336	56,996	467,509
Payable upon receipt of securities loaned	2,030,959	27,840,629	56,157,755	5,135,352
Unrealized depreciation on forward foreign currency contracts	1,995,517	—	—	—
Unrealized depreciation on forward premium swaptions	85,158	—	—	—
Unrealized depreciation on OTC swap agreements	14,514	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	460,000	—	—	—
Payable for unified fees	—	165,933	—	—
Payable for investment management fees	136,289	—	2,188,422	305,827
Payable for distribution and shareholder service fees	72,021	73,282	961,233	28,817
Payable to trustees under the deferred compensation plan (Note 6)	18,467	26,279	210,670	55,494
Payable for trustee fees	756	—	12,130	1,249
Other accrued expenses and liabilities	47,091	—	665,823	239,266
Written options, at fair value^	219,766	—	—	—
Total liabilities	22,635,356	29,569,459	70,137,331	6,233,514
NET ASSETS	$272,659,892	$405,685,548	$3,969,108,413	$489,628,115
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$268,812,155	$516,430,047	$2,998,771,523	$187,192,218
Total distributable earnings (loss)	3,847,737	(110,744,499)	970,336,890	302,435,897
NET ASSETS	$272,659,892	$405,685,548	$3,969,108,413	$489,628,115
+ Including securities loaned at value	$1,890,439	$27,139,911	$54,970,514	$5,001,816
* Cost of investments in securities	$265,575,996	$448,982,470	$4,386,999,574	$485,303,340
** Cost of investments in affiliates	$30,090,780	$—	$—	$—
† Cost of short-term investments	$2,030,959	$43,919,309	$110,325,755	$10,369,352
‡ Cost of foreign currencies	$230,176	$—	$—	$137,957
^ Premiums received on written options	$177,572	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Class ADV
Net assets	$52,451,464	$63,221,404	$1,378,912,944	$45,003,063
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,818,708	7,690,346	100,724,726	3,614,719
Net asset value and redemption price per share	$9.01	$8.22	$13.69	$12.45
Class I
Net assets	$6,451,359	$154,320,870	$1,321,119,065	$345,194,967
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	674,942	18,758,488	83,137,365	26,906,523
Net asset value and redemption price per share	$9.56	$8.23	$15.89	$12.83
Class R6
Net assets	n/a	n/a	$60,763,026	$72,669,471
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,820,373	5,667,407
Net asset value and redemption price per share	n/a	n/a	$15.90	$12.82
Class S
Net assets	$210,541,703	$186,759,281	$1,167,809,465	$26,581,518
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,183,166	22,718,115	77,043,870	2,113,976
Net asset value and redemption price per share	$9.49	$8.22	$15.16	$12.57
Class S2
Net assets	$3,215,366	$1,383,993	$40,503,913	$179,096
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	339,960	168,189	2,713,894	14,228
Net asset value and redemption price per share	$9.46	$8.23	$14.92	$12.59
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$343,556,460	$6,302,450,761	$222,061,847	$493,499,694
Short-term investments at fair value†	26,004,123	385,391,713	1,304,815	28,202,720
Cash	522,747	2,247,231	—	—
Cash collateral for futures contracts	576,050	12,480,403	—	796,326
Foreign currencies at value‡	—	—	—	139
Receivables:
Investment securities sold	6,762,541	—	1,742,892	1,970,446
Fund shares sold	13,033	2,966,383	563,770	622,949
Dividends	17,009	5,113,681	833,459	443,688
Interest	1,207,348	—	—	—
Foreign tax reclaims	—	—	—	10,670
Variation margin on futures contracts	166,495	—	—	—
Prepaid expenses	—	—	3,081	—
Reimbursement due from Investment Adviser	—	254,185	49,137	—
Other assets	11,776	162,678	19,887	22,844
Total assets	378,837,582	6,711,067,035	226,578,888	525,569,476
LIABILITIES:
Payable for investment securities purchased	1,181,253	—	1,896,436	7,775,295
Payable for fund shares redeemed	1,098,765	1,660,257	27,442	73,561
Payable upon receipt of securities loaned	5,716,123	174,198,713	57,401	7,618,771
Variation margin payable on futures contracts	—	1,889,853	—	99,936
Payable for unified fees	85,892	1,428,914	—	375,927
Payable for investment management fees	—	—	146,611	—
Payable for distribution and shareholder service fees	20,306	130,984	59,288	74,943
Payable to trustees under the deferred compensation plan (Note 6)	11,776	162,678	19,887	22,844
Payable for trustee fees	—	—	676	—
Other accrued expenses and liabilities	—	—	137,737	—
Total liabilities	8,114,115	179,471,399	2,345,478	16,041,277
NET ASSETS	$370,723,467	$6,531,595,636	$224,233,410	$509,528,199
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$389,410,983	$3,234,906,178	$175,319,805	$413,740,406
Total distributable earnings (loss)	(18,687,516)	3,296,689,458	48,913,605	95,787,793
NET ASSETS	$370,723,467	$6,531,595,636	$224,233,410	$509,528,199
+ Including securities loaned at value	$5,576,549	$170,264,074	$55,577	$7,424,313
* Cost of investments in securities	$354,938,839	$4,078,841,260	$232,048,120	$503,269,956
† Cost of short-term investments	$26,004,123	$385,391,713	$1,304,815	$28,202,720
‡ Cost of foreign currencies	$—	$—	$—	$139
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$15,860,020	$77,842,606	$43,707,944	$106,462,551
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,679,539	4,667,541	1,307,065	7,056,563
Net asset value and redemption price per share	$9.44	$16.68	$33.44	$15.09
Class I
Net assets	$295,903,687	$3,488,268,540	$8,900,157	$225,861,314
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,710,140	199,557,214	249,232	13,539,902
Net asset value and redemption price per share	$9.64	$17.48	$35.71	$16.68
Class P2
Net assets	n/a	$2,591,714,909	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	147,185,951	n/a	n/a
Net asset value and redemption price per share	n/a	$17.61	n/a	n/a
Class R6
Net assets	n/a	n/a	n/a	$85,132,826
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	5,109,061
Net asset value and redemption price per share	n/a	n/a	n/a	$16.66
Class S
Net assets	$58,959,760	$228,047,320	$163,017,306	$85,937,901
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,073,161	13,221,896	4,578,854	5,262,647
Net asset value and redemption price per share	$9.71	$17.25	$35.60	$16.33
Class S2
Net assets	n/a	$145,722,261	$8,608,003	$6,133,607
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	8,582,867	243,697	381,860
Net asset value and redemption price per share	n/a	$16.98	$35.32	$16.06
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,587,584	$72,000	$14,068,105	$5,405,654
Dividends from affiliated underlying funds	752,089	—	—	—
Interest	2,321,891	13,905,761	269	411
Securities lending income, net	12,594	85,032	37,187	6,058
Total investment income	4,674,158	14,062,793	14,105,561	5,412,123
EXPENSES:
Investment management fees	824,338	—	15,636,680	1,855,108
Unified fees	—	1,137,568	—	—
Distribution and shareholder service fees:
Class ADV	176,027	214,400	5,020,056	149,792
Class S	288,150	271,149	1,785,971	36,549
Class S2	7,153	4,447	103,168	383
Transfer agent fees:
Class ADV	7,308	—	254,124	28,762
Class I	870	—	240,700	214,536
Class R6	—	—	48	43
Class S	28,713	—	216,913	16,842
Class S2	446	—	7,826	110
Shareholder reporting expense	6,384	—	54,843	22,450
Professional fees	9,050	—	93,215	10,296
Custody and accounting expense	49,482	—	264,260	36,370
Trustee fees and expenses	3,778	14,956	60,651	6,246
Miscellaneous expense	8,320	—	105,152	14,444
Interest expense	1,321	—	—	—
Total expenses	1,411,340	1,642,520	23,843,607	2,391,931
Waived and reimbursed fees	(34,901)	(34,827)	(756,332)	(613,722)
Net expenses	1,376,439	1,607,693	23,087,275	1,778,209
Net investment income (loss)	3,297,719	12,455,100	(8,981,714)	3,633,914
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(576,386)	(420,990)	(65,976,637)	7,771,960
Sale of affiliated underlying funds	(1,020,044)	—	—	—
Forward foreign currency contracts	(175,392)	—	—	—
Foreign currency related transactions	47,296	—	—	27,407
Futures	(2,194,291)	—	—	—
Swaps	(686,457)	—	—	—
Written options	842,864	—	—	—
Net realized gain (loss)	(3,762,410)	(420,990)	(65,976,637)	7,799,367
Net change in unrealized appreciation (depreciation) on:
Investments	(39,528,285)	(87,073,801)	(1,631,180,960)	(59,549,013)
Affiliated underlying funds	(2,369,138)	—	—	—
Forward foreign currency contracts	(3,046)	—	—	—
Foreign currency related transactions	(12,354)	—	—	(14,178)
Futures	(153,082)	—	—	—
Swaps	29,903	—	—	—
Written options	(111,977)	—	—	—
Net change in unrealized appreciation (depreciation)	(42,147,979)	(87,073,801)	(1,631,180,960)	(59,563,191)
Net realized and unrealized loss	(45,910,389)	(87,494,791)	(1,697,157,597)	(51,763,824)
Decrease in net assets resulting from operations	$(42,612,670)	$(75,039,691)	$(1,706,139,311)	$(48,129,910)
* Foreign taxes withheld	$50,108	$—	$22,483	$5,521
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,015	$55,838,825	$2,981,243	$3,393,795
Interest	3,448,827	—	16	136
Securities lending income, net	40,672	55,937	466	33,096
Total investment income	3,519,514	55,894,762	2,981,725	3,427,027
EXPENSES:
Investment management fees	—	—	1,122,774	—
Unified fees	538,412	9,711,268	—	2,546,610
Distribution and shareholder service fees:
Class ADV	48,025	230,477	157,164	365,866
Class S	80,482	327,465	243,183	127,699
Class S2	—	323,564	22,480	15,250
Transfer agent fees:
Class ADV	—	—	33,207	—
Class I	—	—	6,413	—
Class S	—	—	123,292	—
Class S2	—	—	7,124	—
Shareholder reporting expense	—	—	14,242	—
Professional fees	—	—	6,878	—
Custody and accounting expense	—	—	17,195	—
Trustee fees and expenses	12,038	238,321	4,513	19,362
Miscellaneous expense	—	—	7,371	—
Interest expense	—	1,001	26	—
Total expenses	678,957	10,832,096	1,765,862	3,074,787
Waived and reimbursed fees	—	(1,758,299)	(423,809)	—
Brokerage commission recapture	—	—	(1,790)	(14,005)
Net expenses	678,957	9,073,797	1,340,263	3,060,782
Net investment income	2,840,557	46,820,965	1,641,462	366,245
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,807,458)	395,033,880	18,162,378	12,671,350
Foreign currency related transactions	—	—	(5)	—
Futures	(2,114,828)	(17,982,000)	—	(1,975,101)
Net realized gain (loss)	(6,922,286)	377,051,880	18,162,373	10,696,249
Net change in unrealized appreciation (depreciation) on:
Investments	(10,770,770)	(2,081,982,374)	(89,093,494)	(156,151,547)
Foreign currency related transactions	—	—	25	—
Futures	(242,170)	(9,870,072)	—	(460,770)
Net change in unrealized appreciation (depreciation)	(11,012,940)	(2,091,852,446)	(89,093,469)	(156,612,317)
Net realized and unrealized loss	(17,935,226)	(1,714,800,566)	(70,931,096)	(145,916,068)
Decrease in net assets resulting from operations	$(15,094,669)	$(1,667,979,601)	$(69,289,634)	$(145,549,823)
* Foreign taxes withheld	$—	$13,599	$15,777	$12,833
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$3,297,719	$6,743,015	$12,455,100	$25,757,698
Net realized gain (loss)	(3,762,410)	35,546,012	(420,990)	15,208,199
Net change in unrealized appreciation (depreciation)	(42,147,979)	(12,784,123)	(87,073,801)	(15,074,437)
Increase (decrease) in net assets resulting from operations	(42,612,670)	29,504,904	(75,039,691)	25,891,460
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,409,617)	(1,701,784)	(3,613,459)
Class I	—	(209,798)	(4,668,865)	(9,789,069)
Class S	—	(6,192,671)	(5,547,972)	(12,506,127)
Class S2	—	(93,865)	(54,592)	(143,803)
Return of capital:
Class ADV	—	—	—	(135,496)
Class I	—	—	—	(324,502)
Class S	—	—	—	(434,273)
Class S2	—	—	—	(5,123)
Total distributions	—	(7,905,951)	(11,973,213)	(26,951,852)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,698,374	10,679,554	11,731,560	38,328,906
Reinvestment of distributions	—	7,905,951	11,973,213	26,951,852
	6,698,374	18,585,505	23,704,773	65,280,758
Cost of shares redeemed	(25,172,372)	(52,621,761)	(46,934,861)	(89,322,737)
Net decrease in net assets resulting from capital share transactions	(18,473,998)	(34,036,256)	(23,230,088)	(24,041,979)
Net decrease in net assets	(61,086,668)	(12,437,303)	(110,242,992)	(25,102,371)
NET ASSETS:
Beginning of year or period	333,746,560	346,183,863	515,928,540	541,030,911
End of year or period	$272,659,892	$333,746,560	$405,685,548	$515,928,540
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(8,981,714)	$(22,229,766)	$3,633,914	$10,372,909
Net realized gain (loss)	(65,976,637)	1,604,384,633	7,799,367	314,513,567
Net change in unrealized appreciation (depreciation)	(1,631,180,960)	(524,394,925)	(59,563,191)	(93,894,109)
Increase (decrease) in net assets resulting from operations	(1,706,139,311)	1,057,759,942	(48,129,910)	230,992,367
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(429,952,557)	—	(1,581,277)
Class I	—	(350,150,390)	—	(13,251,427)
Class R6	—	(16,669,588)	—	(387,396)
Class S	—	(344,904,423)	—	(9,120,566)
Class S2	—	(12,028,880)	—	(6,040)
Total distributions	—	(1,153,705,838)	—	(24,346,706)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,176,335	107,613,864	84,751,562	28,627,367
Reinvestment of distributions	—	1,153,705,838	—	24,346,706
	48,176,335	1,261,319,702	84,751,562	52,974,073
Cost of shares redeemed	(344,619,883)	(1,724,612,567)	(30,178,931)	(765,388,438)
Net increase (decrease) in net assets resulting from capital share transactions	(296,443,548)	(463,292,865)	54,572,631	(712,414,365)
Net increase (decrease) in net assets	(2,002,582,859)	(559,238,761)	6,442,721	(505,768,704)
NET ASSETS:
Beginning of year or period	5,971,691,272	6,530,930,033	483,185,394	988,954,098
End of year or period	$3,969,108,413	$5,971,691,272	$489,628,115	$483,185,394
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,840,557	$4,057,432	$46,820,965	$93,258,213
Net realized gain (loss)	(6,922,286)	466,485	377,051,880	676,633,780
Net change in unrealized appreciation (depreciation)	(11,012,940)	(4,697,587)	(2,091,852,446)	1,241,316,185
Increase (decrease) in net assets resulting from operations	(15,094,669)	(173,670)	(1,667,979,601)	2,011,208,178
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(54,964)	(154,223)	—	(10,440,961)
Class I	(1,967,583)	(5,247,269)	—	(453,677,922)
Class P2	—	—	—	(309,410,092)
Class S	(329,898)	(1,015,514)	—	(29,892,766)
Class S2	—	—	—	(17,679,101)
Total distributions	(2,352,445)	(6,417,006)	—	(821,100,842)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,688,288	103,680,258	690,261,235	1,127,258,843
Reinvestment of distributions	2,352,445	6,414,934	—	821,100,842
	27,040,733	110,095,192	690,261,235	1,948,359,685
Cost of shares redeemed	(54,778,042)	(106,718,859)	(1,216,531,783)	(2,112,087,904)
Net increase (decrease) in net assets resulting from capital share transactions	(27,737,309)	3,376,333	(526,270,548)	(163,728,219)
Net increase (decrease) in net assets	(45,184,423)	(3,214,343)	(2,194,250,149)	1,026,379,117
NET ASSETS:
Beginning of year or period	415,907,890	419,122,233	8,725,845,785	7,699,466,668
End of year or period	$370,723,467	$415,907,890	$6,531,595,636	$8,725,845,785
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® CBRE Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$1,641,462	$3,654,427	$366,245	$(78,894)
Net realized gain	18,162,373	59,330,382	10,696,249	103,656,118
Net change in unrealized appreciation (depreciation)	(89,093,469)	53,814,243	(156,612,317)	7,023,898
Increase (decrease) in net assets resulting from operations	(69,289,634)	116,799,052	(145,549,823)	110,601,122
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(866,071)	—	(7,449,294)
Class I	—	(178,785)	—	(14,055,559)
Class R6	—	—	—	(6,530,307)
Class S	—	(3,474,168)	—	(6,508,589)
Class S2	—	(193,147)	—	(428,894)
Total distributions	—	(4,712,171)	—	(34,972,643)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,806,863	18,272,772	51,104,945	159,746,121
Reinvestment of distributions	—	4,712,171	—	34,972,643
	7,806,863	22,984,943	51,104,945	194,718,764
Cost of shares redeemed	(30,898,039)	(66,187,534)	(81,599,179)	(173,565,349)
Net increase (decrease) in net assets resulting from capital share transactions	(23,091,176)	(43,202,591)	(30,494,234)	21,153,415
Net increase (decrease) in net assets	(92,380,810)	68,884,290	(176,044,057)	96,781,894
NET ASSETS:
Beginning of year or period	316,614,220	247,729,930	685,572,256	588,790,362
End of year or period	$224,233,410	$316,614,220	$509,528,199	$685,572,256
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-22+	10.39	0.09•	(1.47)	(1.38)	—	—	—	—	—	9.01	(13.28)	1.23	1.20	1.20	1.91	52,451	47
12-31-21	9.77	0.17•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
12-31-20	10.65	0.21•	(0.01)	0.20	0.36	0.72	—	1.08	—	9.77	2.80	1.22	1.20	1.20	2.20	66,515	69
12-31-19	10.05	0.30	1.47	1.77	0.50	0.67	—	1.17	—	10.65	17.93	1.26	1.22	1.22	2.79	78,155	231
12-31-18	11.18	0.43•	(1.00)	(0.57)	0.56	—	—	0.56	—	10.05	(5.39)	1.39	1.26	1.26	3.91	69,593	45
12-31-17	10.62	0.46•	0.58	1.04	0.48	—	—	0.48	—	11.18	10.03	1.39	1.26	1.26	4.16	81,767	22
Class I
06-30-22+	10.99	0.13•	(1.56)	(1.43)	—	—	—	—	—	9.56	(13.01)	0.63	0.60	0.60	2.51	6,451	47
12-31-21	10.31	0.25•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
12-31-20	11.19	0.29•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
12-31-19	10.50	0.38•	1.55	1.93	0.57	0.67	—	1.24	—	11.19	18.73	0.66	0.62	0.62	3.38	8,836	231
12-31-18	11.65	0.51•	(1.03)	(0.52)	0.63	—	—	0.63	—	10.50	(4.79)	0.79	0.66	0.66	4.51	7,921	45
12-31-17	11.05	0.54•	0.60	1.14	0.54	—	—	0.54	—	11.65	10.56	0.79	0.66	0.66	4.76	9,393	22
Class S
06-30-22+	10.92	0.11•	(1.54)	(1.43)	—	—	—	—	—	9.49	(13.10)	0.88	0.85	0.85	2.26	210,542	47
12-31-21	10.25	0.22•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
12-31-20	11.13	0.26•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
12-31-19	10.45	0.36•	1.52	1.88	0.53	0.67	—	1.20	—	11.13	18.40	0.91	0.87	0.87	3.18	295,942	231
12-31-18	11.59	0.48•	(1.02)	(0.54)	0.60	—	—	0.60	—	10.45	(5.01)	1.04	0.91	0.91	4.26	285,793	45
12-31-17	10.99	0.51•	0.60	1.11	0.51	—	—	0.51	—	11.59	10.33	1.04	0.91	0.91	4.52	361,336	22
Class S2
06-30-22+	10.89	0.11•	(1.54)	(1.43)	—	—	—	—	—	9.46	(13.13)	1.03	1.00	1.00	2.11	3,215	47
12-31-21	10.22	0.20•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
12-31-20	11.10	0.27	(0.04)	0.23	0.39	0.72	—	1.11	—	10.22	3.02	1.02	1.00	1.00	2.40	5,189	69
12-31-19	10.43	0.32	1.54	1.86	0.52	0.67	—	1.19	—	11.10	18.15	1.06	1.02	1.02	2.97	5,679	231
12-31-18	11.56	0.46•	(1.02)	(0.56)	0.57	—	—	0.57	—	10.43	(5.15)	1.19	1.06	1.06	4.11	4,647	45
12-31-17	10.96	0.50•	0.59	1.09	0.49	—	—	0.49	—	11.56	10.16	1.19	1.06	1.06	4.38	5,389	22
Voya High Yield Portfolio
Class ADV
06-30-22+	9.94	0.23•	(1.73)	(1.50)	0.22	—	—	0.22	—	8.22	(15.30)	1.10	1.08	1.08	4.98	63,221	7
12-31-21	9.96	0.45•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
12-31-20	9.94	0.46•	0.03	0.49	0.46	—	0.01	0.47	—	9.96	5.26	1.10	1.08	1.08	4.80	80,017	90
12-31-19	9.09	0.50	0.83	1.33	0.48	—	—	0.48	—	9.94	14.82	1.10	1.08	1.08	5.20	87,540	59
12-31-18	9.94	0.48	(0.81)	(0.33)	0.52	—	—	0.52	—	9.09	(3.53)	1.10	1.08	1.08	5.02	80,872	35
12-31-17	10.01	0.54	0.03	0.57	0.62	—	0.02	0.64	—	9.94	5.83	1.10	1.08	1.08	5.36	96,011	37
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class I
06-30-22+	9.95	0.26•	(1.73)	(1.47)	0.25	—	—	0.25	—	8.23	(15.02)	0.50	0.48	0.48	5.58	154,321	7
12-31-21	9.97	0.51•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
12-31-20	9.94	0.51•	0.05	0.56	0.52	—	0.01	0.53	—	9.97	6.00	0.50	0.48	0.48	5.40	191,358	90
12-31-19	9.10	0.57•	0.81	1.38	0.54	—	—	0.54	—	9.94	15.37	0.50	0.48	0.48	5.84	189,247	59
12-31-18	9.95	0.54	(0.82)	(0.28)	0.57	—	—	0.57	—	9.10	(2.96)	0.50	0.48	0.48	5.62	56,385	35
12-31-17	10.01	0.60	0.04	0.64	0.68	—	0.02	0.70	—	9.95	6.58	0.50	0.48	0.48	5.96	62,380	37
Class S
06-30-22+	9.94	0.24•	(1.73)	(1.49)	0.23	—	—	0.23	—	8.22	(15.15)	0.75	0.73	0.73	5.32	186,759	7
12-31-21	9.96	0.48•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63
12-31-20	9.94	0.49•	0.04	0.53	0.50	—	0.01	0.51	—	9.96	5.63	0.75	0.73	0.73	5.15	266,537	90
12-31-19	9.09	0.54	0.82	1.36	0.51	—	—	0.51	—	9.94	15.22	0.75	0.73	0.73	5.54	307,506	59
12-31-18	9.94	0.51	(0.81)	(0.30)	0.55	—	—	0.55	—	9.09	(3.20)	0.75	0.73	0.73	5.36	332,669	35
12-31-17	10.01	0.58	0.02	0.60	0.65	—	0.02	0.67	—	9.94	6.20	0.75	0.73	0.73	5.71	403,630	37
Class S2
06-30-22+	9.95	0.24•	(1.73)	(1.49)	0.23	—	—	0.23	—	8.23	(15.20)	0.90	0.88	0.88	5.11	1,384	7
12-31-21	9.97	0.47•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63
12-31-20	9.95	0.48•	0.03	0.51	0.48	—	0.01	0.49	—	9.97	5.48	0.90	0.88	0.88	4.99	3,119	90
12-31-19	9.11	0.51	0.83	1.34	0.50	—	—	0.50	—	9.95	14.91	0.90	0.88	0.88	5.37	3,012	59
12-31-18	9.95	0.50	(0.80)	(0.30)	0.54	—	—	0.54	—	9.11	(3.23)	0.90	0.88	0.88	5.20	4,226	35
12-31-17	10.02	0.56	0.03	0.59	0.64	—	0.02	0.66	—	9.95	6.04	0.90	0.88	0.88	5.56	5,792	37
Voya Large Cap Growth Portfolio
Class ADV
06-30-22+	19.43	(0.06)•	(5.68)	(5.74)	—	—	—	—	—	13.69	(29.54)	1.30	1.27	1.27	(0.69)	1,378,913	30
12-31-21	20.45	(0.14)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
12-31-20	17.96	(0.08)	5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
12-31-19	16.37	(0.01)	4.97	4.96	0.02	3.35	—	3.37	—	17.96	31.90	1.27	1.27	1.27	(0.05)	1,890,631	78
12-31-18	19.36	0.01	(0.11)	(0.10)	0.01	2.88	—	2.89	—	16.37	(2.07)	1.27	1.27	1.27	0.04	1,686,805	85
12-31-17	16.22	0.02	4.53	4.55	0.01	1.40	—	1.41	—	19.36	29.01	1.27	1.27	1.27	0.04	2,015,843	65
Class I
06-30-22+	22.48	(0.01)•	(6.58)	(6.59)	—	—	—	—	—	15.89	(29.31)	0.70	0.67	0.67	(0.09)	1,321,119	30
12-31-21	22.90	(0.02)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
12-31-20	19.83	0.04	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
12-31-19	17.78	0.11	5.43	5.54	0.14	3.35	—	3.49	—	19.83	32.77	0.67	0.67	0.67	0.54	2,000,466	78
12-31-18	20.80	0.13•	(0.13)	0.00*	0.14	2.88	—	3.02	—	17.78	(1.48)	0.67	0.67	0.67	0.63	1,623,952	85
12-31-17	17.34	0.12	4.87	4.99	0.13	1.40	—	1.53	—	20.80	29.74	0.67	0.67	0.67	0.63	2,124,109	65
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class R6
06-30-22+	22.50	(0.01)•	(6.59)	(6.60)	—	—	—	—	—	15.90	(29.33)	0.67	0.67	0.67	(0.09)	60,763	30
12-31-21	22.91	(0.02)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
12-31-20	19.84	0.03	5.58	5.61	0.11	2.43	—	2.54	—	22.91	30.86	0.67	0.67	0.67	0.16	88,303	86
12-31-19	17.78	0.11	5.44	5.55	0.14	3.35	—	3.49	—	19.84	32.82	0.67	0.67	0.67	0.54	59,938	78
12-31-18	20.81	0.12	(0.13)	(0.01)	0.14	2.88	—	3.02	—	17.78	(1.53)	0.67	0.67	0.67	0.68	46,242	85
12-31-17	17.34	0.13•	4.87	5.00	0.13	1.40	—	1.53	—	20.81	29.80	0.67	0.67	0.67	0.65	33,736	65
Class S
06-30-22+	21.47	(0.03)•	(6.28)	(6.31)	—	—	—	—	—	15.16	(29.39)	0.95	0.92	0.92	(0.34)	1,167,809	30
12-31-21	22.10	(0.07)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
12-31-20	19.21	(0.01)	5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
12-31-19	17.31	0.06	5.27	5.33	0.08	3.35	—	3.43	—	19.21	32.41	0.92	0.92	0.92	0.30	1,839,829	78
12-31-18	20.32	0.08•	(0.13)	(0.05)	0.08	2.88	—	2.96	—	17.31	(1.73)	0.92	0.92	0.92	0.39	1,677,848	85
12-31-17	16.97	0.07•	4.76	4.83	0.08	1.40	—	1.48	—	20.32	29.42	0.92	0.92	0.92	0.39	2,040,159	65
Class S2
06-30-22+	21.16	(0.04)•	(6.20)	(6.24)	—	—	—	—	—	14.92	(29.49)	1.10	1.07	1.07	(0.48)	40,504	30
12-31-21	21.87	(0.10)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
12-31-20	19.03	(0.04)	5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86
12-31-19	17.18	0.04	5.21	5.25	0.05	3.35	—	3.40	—	19.03	32.16	1.07	1.07	1.07	0.15	61,219	78
12-31-18	20.18	0.05	(0.12)	(0.07)	0.05	2.88	—	2.93	—	17.18	(1.86)	1.07	1.07	1.07	0.25	58,647	85
12-31-17	16.86	0.04•	4.73	4.77	0.05	1.40	—	1.45	—	20.18	29.22	1.07	1.07	1.07	0.24	66,024	65
Voya Large Cap Value Portfolio
Class ADV
06-30-22+	13.67	0.06•	(1.28)	(1.22)	—	—	—	—	—	12.45	(8.92)	1.50	1.24	1.24	0.92	45,003	38
12-31-21	11.16	0.08•	2.83	2.91	0.22	0.18	—	0.41	—	13.67	26.24	1.42	1.24	1.24	0.66	52,418	82
12-31-20	11.96	0.15	0.26	0.41	0.18	1.03	—	1.21	—	11.16	5.61	1.43	1.24	1.24	1.43	47,671	130
12-31-19	10.48	0.17	2.34	2.51	0.18	0.85	—	1.03	—	11.96	24.45	1.35	1.24	1.24	1.40	53,098	95
12-31-18	13.06	0.18	(1.15)	(0.97)	0.17	1.44	—	1.61	—	10.48	(8.33)(a)	1.35	1.24	1.24	1.41(b)	49,230	97
12-31-17	11.79	0.18•	1.33	1.51	0.24	—	—	0.24	—	13.06	12.84	1.35	1.24	1.24	1.44	61,244	79
Class I
06-30-22+	14.04	0.10•	(1.31)	(1.21)	—	—	—	—	—	12.83	(8.62)	0.90	0.64	0.64	1.53	345,195	38
12-31-21	11.45	0.17•	2.90	3.07	0.30	0.18	—	0.49	—	14.04	26.99	0.82	0.64	0.64	1.26	386,934	82
12-31-20	12.22	0.22	0.28	0.50	0.24	1.03	—	1.27	—	11.45	6.28	0.83	0.64	0.64	2.02	329,385	130
12-31-19	10.69	0.24	2.39	2.63	0.25	0.85	—	1.10	—	12.22	25.12	0.75	0.64	0.64	2.00	367,345	95
12-31-18	13.30	0.25•	(1.17)	(0.92)	0.25	1.44	—	1.69	—	10.69	(7.81)(a)	0.75	0.64	0.64	2.01(b)	330,038	97
12-31-17	12.00	0.26•	1.36	1.62	0.32	—	—	0.32	—	13.30	13.55	0.75	0.64	0.64	2.06	428,068	79
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-22+	14.03	0.11•	(1.32)	(1.21)	—	—	—	—	—	12.82	(8.62)	0.78	0.64	0.64	1.69	72,669	38
12-31-21	11.44	0.19•	2.88	3.07	0.30	0.18	—	0.49	—	14.03	27.02	0.76	0.64	0.64	1.41	12,976	82
12-31-20	12.21	0.21•	0.29	0.50	0.24	1.03	—	1.27	—	11.44	6.27	0.77	0.64	0.64	2.01	230	130
12-31-19	10.68	0.25•	2.38	2.63	0.25	0.85	—	1.10	—	12.21	25.14	0.75	0.64	0.64	2.16	306	95
12-31-18	13.28	0.25•	(1.16)	(0.91)	0.25	1.44	—	1.69	—	10.68	(7.74)(a)	0.75	0.64	0.64	2.03(b)	1,182	97
12-31-17	11.99	0.26•	1.35	1.61	0.32	—	—	0.32	—	13.28	13.47	0.75	0.64	0.64	2.06	836	79
Class S
06-30-22+	13.78	0.09•	(1.30)	(1.21)	—	—	—	—	—	12.57	(8.78)	1.15	0.89	0.89	1.27	26,582	38
12-31-21	11.25	0.13•	2.85	2.98	0.27	0.18	—	0.46	—	13.78	26.67	1.07	0.89	0.89	0.99	30,661	82
12-31-20	12.04	0.19	0.27	0.46	0.22	1.03	—	1.25	—	11.25	5.97	1.08	0.89	0.89	1.78	611,514	130
12-31-19	10.55	0.20•	2.36	2.56	0.22	0.85	—	1.07	—	12.04	24.78	1.00	0.89	0.89	1.75	665,553	95
12-31-18	13.14	0.22•	(1.15)	(0.93)	0.22	1.44	—	1.66	—	10.55	(8.00)(a)	1.00	0.89	0.89	1.76(b)	630,221	97
12-31-17	11.86	0.23•	1.34	1.57	0.29	—	—	0.29	—	13.14	13.23	1.00	0.89	0.89	1.80	800,421	79
Class S2
06-30-22+	13.80	0.08•	(1.29)	(1.21)	—	—	—	—	—	12.59	(8.77)	1.30	1.04	1.04	1.13	179	38
12-31-21	11.27	0.11•	2.85	2.96	0.25	0.18	—	0.44	—	13.80	26.43	1.22	1.04	1.04	0.87	196	82
12-31-20	12.06	0.17•	0.27	0.44	0.20	1.03	—	1.23	—	11.27	5.86	1.23	1.04	1.04	1.63	154	130
12-31-19	10.56	0.19•	2.36	2.55	0.20	0.85	—	1.05	—	12.06	24.63	1.15	1.04	1.04	1.60	145	95
12-31-18	13.15	0.20	(1.15)	(0.95)	0.20	1.44	—	1.64	—	10.56	(8.12)(a)	1.15	1.04	1.04	1.60(b)	151	97
12-31-17	11.86	0.20•	1.35	1.55	0.26	—	—	0.26	—	13.15	13.10	1.15	1.04	1.04	1.64	229	79
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-22+	9.87	0.05•	(0.45)	(0.40)	0.03	—	—	0.03	—	9.44	(4.03)	0.88	0.88	0.88	0.95	15,860	130
12-31-21	10.03	0.05•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
12-31-20	9.91	0.12	0.16	0.28	0.16	—	—	0.16	—	10.03	2.87	0.88	0.88	0.88	1.15	15,016	263
12-31-19	9.68	0.19	0.16	0.35	0.12	—	—	0.12	—	9.91	3.66	0.89	0.89	0.89	1.85	15,579	330
12-31-18	9.72	0.17	(0.10)	0.07	0.11	—	—	0.11	—	9.68	0.71	0.89	0.89	0.89	1.67	16,812	281
12-31-17	9.76	0.10	0.00*	0.10	0.13	—	0.01	0.14	—	9.72	0.94	0.89	0.89	0.89	1.03	19,695	305
Class I
06-30-22+	10.07	0.07•	(0.44)	(0.37)	0.06	—	—	0.06	—	9.64	(3.66)	0.28	0.28	0.28	1.53	295,904	130
12-31-21	10.23	0.11•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
12-31-20	10.11	0.17•	0.18	0.35	0.23	—	—	0.23	—	10.23	3.46	0.28	0.28	0.28	1.70	332,196	263
12-31-19	9.87	0.24	0.19	0.43	0.19	—	—	0.19	—	10.11	4.33	0.29	0.29	0.29	2.44	197,182	330
12-31-18	9.91	0.22	(0.09)	0.13	0.17	—	—	0.17	—	9.87	1.33	0.29	0.29	0.29	2.30	195,851	281
12-31-17	9.96	0.16	(0.01)	0.15	0.19	—	0.01	0.20	—	9.91	1.45	0.29	0.29	0.29	1.63	188,672	305
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-22+	10.15	0.06•	(0.45)	(0.39)	0.05	—	—	0.05	—	9.71	(3.84)	0.53	0.53	0.53	1.27	58,960	130
12-31-21	10.31	0.08•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253
12-31-20	10.19	0.16	0.16	0.32	0.20	—	—	0.20	—	10.31	3.19	0.53	0.53	0.53	1.50	71,911	263
12-31-19	9.95	0.22	0.18	0.40	0.16	—	—	0.16	—	10.19	4.06	0.54	0.54	0.54	2.20	75,066	330
12-31-18	9.99	0.20	(0.09)	0.11	0.15	—	—	0.15	—	9.95	1.07	0.54	0.54	0.54	2.02	74,885	281
12-31-17	10.04	0.14	(0.02)	0.12	0.16	—	0.01	0.17	—	9.99	1.20	0.54	0.54	0.54	1.38	83,412	305
Voya U.S. Stock Index Portfolio
Class ADV
06-30-22+	20.92	0.07•	(4.31)	(4.24)	—	—	—	—	—	16.68	(20.27)	0.80	0.80	0.80	0.70	77,843	1
12-31-21	18.21	0.12•	4.72	4.84	0.11	2.02	—	2.14	—	20.92	27.66	0.79	0.79	0.79	0.61	99,373	3
12-31-20	16.38	0.18	2.55	2.73	0.24	0.66	—	0.90	—	18.21	17.48	0.79	0.79	0.79	1.03	100,049	9
12-31-19	13.44	0.19•	3.82	4.01	0.17	0.90	—	1.07	—	16.38	30.43	0.80	0.80	0.80	1.22	102,813	9
12-31-18	15.19	0.17•	(0.86)	(0.69)	0.18	0.88	—	1.06	—	13.44	(5.10)	0.80	0.80	0.80	1.14	92,071	12
12-31-17	13.38	0.18•	2.53	2.71	0.18	0.72	—	0.90	—	15.19	20.82	0.80	0.80	0.80	1.23	116,091	6
Class I
06-30-22+	21.87	0.12•	(4.51)	(4.39)	—	—	—	—	—	17.48	(20.07)	0.27	0.27	0.27	1.23	3,488,269	1
12-31-21	18.94	0.23•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.26	0.26	0.26	1.14	4,525,779	3
12-31-20	16.99	0.28	2.66	2.94	0.33	0.66	—	0.99	—	18.94	18.11	0.26	0.26	0.26	1.55	4,258,517	9
12-31-19	13.90	0.26	3.99	4.25	0.26	0.90	—	1.16	—	16.99	31.12	0.27	0.27	0.27	1.75	4,065,091	9
12-31-18	15.69	0.26•	(0.90)	(0.64)	0.27	0.88	—	1.15	—	13.90	(4.62)	0.27	0.27	0.27	1.67	2,966,664	12
12-31-17	13.79	0.26•	2.63	2.89	0.27	0.72	—	0.99	—	15.69	21.46	0.27	0.27	0.27	1.75	3,469,721	6
Class P2
06-30-22+	22.01	0.13•	(4.53)	(4.40)	—	—	—	—	—	17.61	(19.99)	0.27	0.15	0.15	1.34	2,591,715	1
12-31-21	19.03	0.26•	4.97	5.23	0.23	2.02	—	2.25	—	22.01	28.50	0.27	0.15	0.15	1.25	3,615,635	3
12-31-20	17.05	0.28•	2.69	2.97	0.33	0.66	—	0.99	—	19.03	18.23	0.26	0.15	0.15	1.67	2,908,826	9
12-31-19	13.93	0.30•	3.98	4.28	0.26	0.90	—	1.16	—	17.05	31.27	0.27	0.15	0.15	1.86	2,395,089	9
12-31-18	15.71	0.26	(0.89)	(0.63)	0.27	0.88	—	1.15	—	13.93	(4.55)	0.27	0.15	0.15	1.80	1,442,733	12
05-03-17(5) - 12-31-17	14.79	0.19•	1.72	1.91	0.27	0.72	—	0.99	—	15.71	13.39	0.27	0.15	0.15	1.92	1,225,483	6
Class S
06-30-22+	21.60	0.10•	(4.45)	(4.35)	—	—	—	—	—	17.25	(20.14)	0.52	0.51	0.51	1.01	228,047	1
12-31-21	18.74	0.18•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.51	0.50	0.50	0.90	303,248	3
12-31-20	16.82	0.24	2.63	2.87	0.29	0.66	—	0.95	—	18.74	17.87	0.51	0.50	0.50	1.32	280,432	9
12-31-19	13.80	0.23•	3.94	4.17	0.25	0.90	—	1.15	—	16.82	30.77	0.52	0.51	0.51	1.46	283,768	9
12-31-18	15.57	0.22•	(0.88)	(0.66)	0.23	0.88	—	1.11	—	13.80	(4.84)	0.52	0.51	0.51	1.42	47,740	12
12-31-17	13.69	0.21	2.62	2.83	0.23	0.72	—	0.95	—	15.57	21.22	0.52	0.51	0.51	1.52	78,577	6
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S2
06-30-22+	21.28	0.08•	(4.38)	(4.30)	—	—	—	—	—	16.98	(20.21)	0.67	0.67	0.67	0.81	145,722	1
12-31-21	18.49	0.15•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3
12-31-20	16.62	0.20	2.59	2.79	0.26	0.66	—	0.92	—	18.49	17.62	0.66	0.66	0.66	1.16	151,642	9
12-31-19	13.62	0.21•	3.88	4.09	0.19	0.90	—	1.09	—	16.62	30.60	0.67	0.67	0.67	1.35	149,297	9
12-31-18	15.39	0.20•	(0.88)	(0.68)	0.21	0.88	—	1.09	—	13.62	(5.03)	0.67	0.67	0.67	1.27	150,127	12
12-31-17	13.54	0.21	2.56	2.77	0.20	0.72	—	0.92	—	15.39	21.03	0.67	0.67	0.67	1.35	189,330	6
VY® CBRE Real Estate Portfolio
Class ADV
06-30-22+	43.39	0.18•	(10.13)	(9.95)	—	—	—	—	—	33.44	(22.93)	1.60	1.28	1.28	0.93	43,708	33
12-31-21	29.09	0.37•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
12-31-20	36.39	0.41•	(3.54)	(3.13)	0.66	3.51	—	4.17	—	29.09	(6.89)	1.63	1.28	1.28	1.38	48,781	103
12-31-19	29.16	0.51•	7.53	8.04	0.63	0.18	—	0.81	—	36.39	27.71	1.46	1.31	1.31	1.49	63,873	69
12-31-18	36.01	0.49•	(3.01)	(2.52)	0.83	3.50	—	4.33	—	29.16	(7.97)	1.47	1.31	1.31	1.50	56,062	103
12-31-17	35.00	0.53•	1.14	1.67	0.66	—	—	0.66	—	36.01	4.82	1.45	1.31	1.31	1.50	75,575	82
Class I
06-30-22+	46.19	0.32•	(10.80)	(10.48)	—	—	—	—	—	35.71	(22.69)	1.00	0.68	0.68	1.59	8,900	33
12-31-21	30.88	0.62•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
12-31-20	38.38	0.55•	(3.64)	(3.09)	0.90	3.51	—	4.41	—	30.88	(6.32)	1.03	0.68	0.68	1.76	14,403	103
12-31-19	30.72	0.68•	8.01	8.69	0.85	0.18	—	1.03	—	38.38	28.47	0.86	0.71	0.71	1.88	24,412	69
12-31-18	37.76	0.71•	(3.15)	(2.44)	1.10	3.50	—	4.60	—	30.72	(7.42)	0.87	0.71	0.71	2.05	38,978	103
12-31-17	36.68	0.79•	1.19	1.98	0.90	—	—	0.90	—	37.76	5.47	0.85	0.71	0.71	2.14	100,423	82
Class S
06-30-22+	46.11	0.26•	(10.77)	(10.51)	—	—	—	—	—	35.60	(22.79)	1.25	0.93	0.93	1.29	163,017	33
12-31-21	30.87	0.52•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
12-31-20	38.32	0.53•	(3.68)	(3.15)	0.79	3.51	—	4.30	—	30.87	(6.53)	1.28	0.93	0.93	1.71	173,126	103
12-31-19	30.67	0.66•	7.93	8.59	0.76	0.18	—	0.94	—	38.32	28.15	1.11	0.96	0.96	1.82	230,346	69
12-31-18	37.67	0.63•	(3.16)	(2.53)	0.97	3.50	—	4.47	—	30.67	(7.65)	1.12	0.96	0.96	1.85	212,673	103
12-31-17	36.58	0.68•	1.19	1.87	0.78	—	—	0.78	—	37.67	5.18	1.10	0.96	0.96	1.83	290,716	82
Class S2
06-30-22+	45.78	0.22•	(10.68)	(10.46)	—	—	—	—	—	35.32	(22.85)	1.40	1.08	1.08	1.06	8,608	33
12-31-21	30.64	0.46•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
12-31-20	38.07	0.46•	(3.64)	(3.18)	0.74	3.51	—	4.25	—	30.64	(6.69)	1.43	1.08	1.08	1.49	11,420	103
12-31-19	30.47	0.60•	7.88	8.48	0.70	0.18	—	0.88	—	38.07	27.97	1.26	1.11	1.11	1.67	15,394	69
12-31-18	37.44	0.58•	(3.14)	(2.56)	0.91	3.50	—	4.41	—	30.47	(7.78)	1.27	1.11	1.11	1.71	13,745	103
12-31-17	36.35	0.62•	1.18	1.80	0.71	—	—	0.71	—	37.44	5.02	1.25	1.11	1.11	1.68	17,937	82
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-22+	19.30	(0.03)•	(4.18)	(4.21)	—	—	—	—	—	15.09	(21.81)	1.47	1.47	1.46	(0.30)	106,463	26
12-31-21	17.26	(0.08)•	3.14	3.06	—	1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
12-31-20	14.90	(0.01)	2.37	2.36	—	—	—	—	—	17.26	15.84	1.47	1.47	1.46	(0.03)	128,295	71
12-31-19	15.79	0.00*	3.92	3.92	0.03	4.55	0.23	4.81	—	14.90	25.96	1.45	1.45	1.44	0.05	130,058	50
12-31-18	20.12	(0.02)	(1.67)	(1.69)	0.02	2.62	—	2.64	—	15.79	(10.82)	1.45	1.45	1.45	(0.07)	114,664	43
12-31-17	18.54	0.01	2.71	2.72	0.04	1.10	—	1.14	—	20.12	15.17	1.45	1.45	1.45	0.03	131,488	36
Class I
06-30-22+	21.28	0.03•	(4.63)	(4.60)	—	—	—	—	—	16.68	(21.62)	0.87	0.87	0.86	0.30	225,861	26
12-31-21	18.89	0.04•	3.45	3.49	0.08	1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
12-31-20	16.21	0.10	2.58	2.68	—	—	—	—	—	18.89	16.53	0.87	0.87	0.86	0.57	211,266	71
12-31-19	16.89	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.21	26.75	0.85	0.85	0.84	0.66	240,957	50
12-31-18	21.35	0.11	(1.81)	(1.70)	0.14	2.62	—	2.76	—	16.89	(10.34)	0.85	0.85	0.85	0.53	165,568	43
12-31-17	19.59	0.13	2.88	3.01	0.15	1.10	—	1.25	—	21.35	15.86	0.85	0.85	0.85	0.62	188,213	36
Class R6
06-30-22+	21.25	0.03•	(4.62)	(4.59)	—	—	—	—	—	16.66	(21.60)	0.87	0.87	0.86	0.29	85,133	26
12-31-21	18.87	0.03•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
12-31-20	16.20	0.11•	2.56	2.67	—	—	—	—	—	18.87	16.48	0.87	0.87	0.86	0.70	118,342	71
12-31-19	16.88	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.20	26.78	0.85	0.85	0.84	0.66	38,161	50
12-31-18	21.34	0.09	(1.79)	(1.70)	0.14	2.62	—	2.76	—	16.88	(10.34)	0.85	0.85	0.85	0.55	23,951	43
12-31-17	19.58	0.15•	2.86	3.01	0.15	1.10	—	1.25	—	21.34	15.87	0.85	0.85	0.85	0.73	17,009	36
Class S
06-30-22+	20.85	0.00*•	(4.52)	(4.52)	—	—	—	—	—	16.33	(21.68)	1.12	1.12	1.11	0.03	85,938	26
12-31-21	18.55	(0.02)•	3.38	3.36	0.04	1.02	—	1.05	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
12-31-20	15.95	0.05	2.55	2.60	—	—	—	—	—	18.55	16.30	1.12	1.12	1.11	0.31	122,575	71
12-31-19	16.65	0.07	4.14	4.21	0.13	4.55	0.23	4.91	—	15.95	26.39	1.10	1.10	1.09	0.37	129,784	50
12-31-18	21.07	0.06	(1.78)	(1.72)	0.08	2.62	—	2.70	—	16.65	(10.52)	1.10	1.10	1.10	0.28	327,752	43
12-31-17	19.35	0.07•	2.85	2.92	0.10	1.10	—	1.20	—	21.07	15.56	1.10	1.10	1.10	0.37	385,636	36
Class S2
06-30-22+	20.52	(0.01)•	(4.45)	(4.46)	—	—	—	—	—	16.06	(21.73)	1.27	1.27	1.26	(0.10)	6,134	26
12-31-21	18.27	(0.05)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52
12-31-20	15.74	0.03	2.50	2.53	—	—	—	—	—	18.27	16.07	1.27	1.27	1.26	0.16	8,312	71
12-31-19	16.46	0.04•	4.09	4.13	0.07	4.55	0.23	4.85	—	15.74	26.20	1.25	1.25	1.24	0.22	9,014	50
12-31-18	20.85	0.03	(1.76)	(1.73)	0.04	2.62	—	2.66	—	16.46	(10.64)	1.25	1.25	1.25	0.13	27,453	43
12-31-17	19.15	0.04•	2.82	2.86	0.06	1.10	—	1.16	—	20.85	15.42	1.25	1.25	1.25	0.22	35,440	36

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Large Cap Value Portfolio would have been (8.34)%, (7.82)%, (7.75)%, (8.01)% and (8.13)% for Classes ADV, I, R6, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Large Cap Value Portfolio would have been 1.40%, 2.00%, 2.02%, 1.75% and 1.59% for Classes ADV, I, R6, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® CBRE Real Estate Portfolio (“CBRE Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). Prior to May 1, 2022, VY® CBRE Real Estate Portfolio was known as VY® Clarion Real Estate Portfolio. All of the Portfolios are diversified except for Large Cap Growth, which is a non-diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class P2, Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and
(h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2022, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $2,032,236 which represents the gross

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

payments to be received on open forward foreign currency contracts and OTC purchased options were they to be unwound as of June 30, 2022. At June 30, 2022, the Portfolio received $460,000 in cash collateral for open OTC derivatives.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2022, Balanced Income had a liability position of $2,314,955 on open forward foreign currency contracts, volatility swaps, forward premium swaptions and OTC written options. If a contingent feature would have been triggered as of June 30, 2022, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2022 Balanced Income pledged $260,000 in cash collateral for its open OTC derivative transactions.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2022, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $120,085,688 and $119,896,660, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2022.
	Purchased	Sold
Balanced Income	$83,470,740	$20,847,083
Limited Maturity Bond	118,704,870	20,165,406
U.S. Stock Index	169,305,333	—
JPMorgan Small Cap Core Equity	9,165,427	—
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2022.
K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2022, Balanced Income had purchased and written equity options with a notional value of $26,531,176 and $14,423,909, respectively, to gain additional exposure to equity risk and to generate income. There were no open purchased and written equity options at June 30, 2022.
During the period ended June 30, 2022, Balanced Income had purchased and written foreign currency options with a notional value of $18,046,000 and $10,601,300, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written foreign currency options at June 30, 2022.
During the period ended June 30, 2022, Balanced Income had written interest rate swaptions to generate income. Balanced Income had an average notional value of $8,456,000. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2022.
During the period ended June 30, 2022, Balanced Income had purchased forward premium swaptions to manage duration and yield curve exposures. Balanced Income had an average notional value of $8,341,000. Please refer to the tables following the Portfolios of Investments for open purchased forward premium swaptions at June 30, 2022.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2022, Balanced Income had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (corporate or sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Income used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit market. In addition, Balanced Income bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.
For the period ended June 30, 2022, Balanced Income had an average notional amount of $1,140,000 and $4,949,279 on credit default swaps to buy and sell protection, respectively. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2022.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2022, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on interest rate swaps was $2,012,900.
For the period ended June 30, 2022, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $2,984,270.
Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open centrally cleared interest rate swaps at June 30, 2022.
At June 30, 2022, Balanced Income had pledged $320,000 in cash collateral for open centrally cleared credit default and interest rate swaps.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2022, Balanced Income had an average notional amount of $4,147,400 on foreign currency volatility swaps (receiver). There were no open volatility swaps at June 30, 2022.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:
	Purchases	Sales
Balanced Income	$100,222,191	$128,381,417
High Yield	479,043,136	29,406,836
Large Cap Growth	1,435,456,753	1,806,319,839
Large Cap Value	244,306,227	184,070,522
Limited Maturity Bond	43,648,989	71,943,722
U.S. Stock Index	64,302,966	620,174,481
CBRE Real Estate	89,360,572	115,671,861
JPMorgan Small Cap Core Equity	149,660,689	175,272,325
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced Income	$58,007,676	$40,986,586
Limited Maturity Bond	445,728,445	440,219,076
NOTE 4 — INVESTMENT MANAGEMENT FEES
Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value(1)	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
CBRE Real Estate(1)	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million

(1)
The Investment Adviser is contractually obligated to waive 0.010% and 0.067% of the management fee for Large Cap Value and CBRE Real Estate, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield(2)	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(3)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million

(2)
The Investment Adviser is contractually obligated to waive 0.015%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
(3)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
CBRE Real Estate	CBRE Investment Management Listed Real Assets LLC(1)
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

(1)
Previously known as CBRE Clarion Securities LLC.

NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	JPMorgan Small Cap Core Equity	9.77%
Security Life of Denver Insurance Company	Limited Maturity Bond	6.66
	JPMorgan Small Cap Core Equity	6.61
Voya Index Solution 2035 Portfolio	U.S. Stock Index	7.08
Voya Index Solution 2045 Portfolio	U.S. Stock Index	6.88
Voya Institutional Trust Company	Balanced Income	19.66
	High Yield	15.43
	Large Cap Growth	14.00
	Large Cap Value	10.18
	CBRE Real Estate	21.31
	JPMorgan Small Cap Core Equity	35.10
Voya Retirement Growth Portfolio	U.S. Stock Index	15.75
Voya Retirement Insurance and Annuity Company	High Yield	34.20
	Large Cap Growth	28.27
	Large Cap Value	64.99
	U.S. Stock Index	7.89
	CBRE Real Estate	37.99
	JPMorgan Small Cap Core Equity	32.10
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	9.73
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced Income	$37,102
Large Cap Growth	716,549
Large Cap Value	259,793
CBRE Real Estate	169,755
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class R6	Class S	Class S2
Balanced Income	1.20%	0.60%	N/A	N/A	0.85%	1.00%
Large Cap Growth(1)	1.27%	0.67%	N/A	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	N/A	0.69%	0.94%	1.09%
U.S. Stock Index	N/A	N/A	0.15%	N/A	N/A	N/A
CBRE Real Estate	1.35%	0.75%	N/A	N/A	1.00%	1.15%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2023, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively.

Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2023	2024	2025	Total
Balanced Income	$27,621	$42,029	$46,759	$116,409
U.S. Stock Index	2,616,153	3,121,225	3,635,952	9,373,330
CBRE Real Estate	543,905	720,323	722,483	1,986,711
The Expense Limitation Agreements are contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the six months ended June 30, 2022 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced Income	17	$1,338,000	2.09%
U.S. Stock Index	1	22,803,000	1.58
CBRE Real Estate	1	708,000	1.33
NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2022	62,406	—	—	(557,124)	(494,718)	615,230	—	—	(5,368,173)	(4,752,943)
12/31/2021	279,715	—	139,566	(916,360)	(497,079)	2,848,682	—	1,409,617	(9,270,094)	(5,011,795)
Class I
6/30/2022	1,547	—	—	(43,623)	(42,076)	15,983	—	—	(457,633)	(441,650)
12/31/2021	42,256	—	19,718	(115,249)	(53,275)	455,348	—	209,798	(1,233,785)	(568,639)
Class S
6/30/2022	576,753	—	—	(1,843,669)	(1,266,916)	5,938,036	—	—	(18,829,378)	(12,891,342)
12/31/2021	650,061	—	584,766	(3,780,658)	(2,545,831)	6,980,290	—	6,192,671	(40,255,667)	(27,082,706)
Class S2
6/30/2022	12,737	—	—	(50,333)	(37,596)	129,125	—	—	(517,188)	(388,063)
12/31/2021	38,165	—	8,880	(177,341)	(130,296)	395,234	—	93,865	(1,862,215)	(1,373,116)
High Yield
Class ADV
6/30/2022	7,812,738	—	67,763	(248,377)	7,632,124	1,519,247	—	1,701,784	(5,803,184)	(2,582,153)
12/31/2021	583,622	—	377,182	(1,025,629)	(64,825)	5,800,399	—	3,748,955	(10,197,422)	(648,068)
Class I
6/30/2022	18,938,754	—	186,606	(466,188)	18,659,172	5,542,183	—	4,668,865	(12,456,138)	(2,245,090)
12/31/2021	1,775,515	—	1,016,805	(2,968,643)	(176,323)	17,687,685	—	10,113,571	(29,521,461)	(1,720,205)
Class S
6/30/2022	23,508,857	—	215,206	(1,215,072)	22,508,991	3,638,239	—	5,547,972	(26,679,927)	(17,493,716)
12/31/2021	1,451,399	—	1,301,925	(4,887,361)	(2,134,037)	14,430,141	—	12,940,400	(48,613,102)	(21,242,561)
Class S2
6/30/2022	311,416	—	1,781	(146,341)	166,856	1,031,891	—	54,592	(1,995,612)	(909,129)
12/31/2021	41,312	—	14,963	(98,895)	(42,620)	410,681	—	148,926	(990,752)	(431,145)
Large Cap Growth
Class ADV
6/30/2022	1,347,747	—	—	(7,986,598)	(6,638,851)	19,942,763	—	—	(130,601,256)	(110,658,493)
12/31/2021	908,101	—	23,303,662	(18,207,779)	6,003,984	18,458,423	—	429,952,557	(365,043,084)	83,367,896
Class I
6/30/2022	602,327	—	—	(3,654,159)	(3,051,832)	11,261,798	—	—	(69,002,202)	(57,740,404)
12/31/2021	2,689,220	—	16,446,707	(39,368,162)	(20,232,235)	62,387,090	—	350,150,390	(912,881,309)	(500,343,829)
Class R6
6/30/2022	260,100	—	—	(687,299)	(427,199)	4,603,247	—	—	(13,059,625)	(8,456,378)
12/31/2021	391,820	—	782,242	(780,318)	393,744	8,889,620	—	16,669,588	(17,781,438)	7,777,770
Class S
6/30/2022	631,151	—	—	(6,850,190)	(6,219,039)	10,280,624	—	—	(124,174,287)	(113,893,663)
12/31/2021	641,021	—	16,940,296	(18,797,382)	(1,216,065)	14,184,112	—	344,904,423	(412,746,778)	(53,658,243)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Large Cap Growth (continued)
Class S2
6/30/2022	119,778	—	—	(449,607)	(329,829)	2,087,903	—	—	(7,782,513)	(5,694,610)
12/31/2021	169,967	—	599,048	(721,069)	47,946	3,694,619	—	12,028,880	(16,159,958)	(436,459)
Large Cap Value
Class ADV
6/30/2022	94,740	—	—	(315,399)	(220,659)	1,313,732	—	—	(4,191,527)	(2,877,795)
12/31/2021	201,267	—	118,496	(757,608)	(437,845)	2,599,957	—	1,581,277	(9,720,281)	(5,539,047)
Class I
6/30/2022	437,923	—	—	(1,087,802)	(649,879)	6,088,642	—	—	(15,041,747)	(8,953,105)
12/31/2021	380,843	—	961,189	(2,557,064)	(1,215,032)	5,020,931	—	13,251,427	(33,488,201)	(15,215,843)
Class R6
6/30/2022	5,291,948	—	—	(549,233)	4,742,715	75,491,060	—	—	(7,582,635)	67,908,425
12/31/2021	1,026,544	—	27,964	(149,938)	904,570	13,978,384	—	387,396	(2,041,286)	12,324,494
Class S
6/30/2022	136,141	—	—	(247,352)	(111,211)	1,857,992	—	—	(3,363,022)	(1,505,030)
12/31/2021	545,245	—	696,754	(53,362,945)	(52,120,946)	7,026,135	—	9,120,566	(720,137,742)	(703,991,041)
Class S2
6/30/2022	10	—	—	—*	10	136	—	—	—*	136
12/31/2021	149	—	447	(70)	526	1,960	—	6,040	(928)	7,072
Limited Maturity Bond
Class ADV
6/30/2022	278,570	—	5,746	(120,190)	164,126	2,712,193	—	54,964	(1,148,565)	1,618,592
12/31/2021	214,621	—	15,454	(211,656)	18,419	2,136,743	—	154,223	(2,111,245)	179,721
Class I
6/30/2022	1,736,282	—	201,135	(3,983,191)	(2,045,774)	16,956,385	—	1,967,583	(39,124,601)	(20,200,633)
12/31/2021	9,142,650	—	515,626	(9,361,739)	296,537	93,025,513	—	5,245,197	(95,353,185)	2,917,525
Class S
6/30/2022	505,514	—	33,473	(1,465,960)	(926,973)	5,019,710	—	329,898	(14,504,876)	(9,155,268)
12/31/2021	830,068	—	99,029	(902,201)	26,896	8,518,002	—	1,015,514	(9,254,429)	279,087
U.S. Stock Index
Class ADV
6/30/2022	354,189	—	—	(437,270)	(83,081)	6,716,723	—	—	(8,446,263)	(1,729,540)
12/31/2021	328,198	—	540,533	(1,613,600)	(744,869)	6,544,675	—	10,440,961	(31,546,584)	(14,560,948)
Class I
6/30/2022	16,729,007	—	—	(24,141,215)	(7,412,208)	317,506,734	—	—	(476,212,269)	(158,705,535)
12/31/2021	15,845,138	—	22,322,283	(56,051,758)	(17,884,337)	321,966,399	—	453,677,922	(1,159,316,452)	(383,672,131)
Class P2
6/30/2022	17,277,069	—	—	(34,327,469)	(17,050,400)	339,129,953	—	—	(689,655,967)	(350,526,014)
12/31/2021	36,437,116	—	15,110,976	(40,137,473)	11,410,619	762,954,067	—	309,410,092	(825,339,515)	247,024,644
Class S
6/30/2022	446,462	—	—	(1,262,611)	(816,149)	8,712,738	—	—	(24,858,113)	(16,145,375)
12/31/2021	589,474	—	1,493,042	(3,010,801)	(928,285)	12,214,547	—	29,892,766	(61,225,497)	(19,118,184)
Class S2
6/30/2022	927,775	—	—	(888,184)	39,591	18,195,087	—	—	(17,359,171)	835,916
12/31/2021	1,166,088	—	897,499	(1,720,720)	342,867	23,579,155	—	17,679,101	(34,659,856)	6,598,400
CBRE Real Estate
Class ADV
6/30/2022	38,219	—	—	(190,562)	(152,343)	1,438,454	—	—	(7,387,759)	(5,949,305)
12/31/2021	129,323	—	23,612	(370,157)	(217,222)	4,726,279	—	866,071	(13,384,798)	(7,792,448)
Class I
6/30/2022	56,297	—	—	(61,318)	(5,021)	2,272,657	—	—	(2,592,640)	(319,983)
12/31/2021	73,715	—	4,591	(290,416)	(212,110)	2,761,886	—	178,785	(10,888,422)	(7,947,751)
Class S
6/30/2022	91,241	—	—	(451,002)	(359,761)	3,831,821	—	—	(18,328,483)	(14,496,662)
12/31/2021	248,483	—	89,264	(1,007,102)	(669,355)	9,744,772	—	3,474,168	(38,074,518)	(24,855,578)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
CBRE Real Estate (continued)
Class S2
6/30/2022	6,588	—	—	(64,874)	(58,286)	263,931	—	—	(2,589,157)	(2,325,226)
12/31/2021	26,386	—	4,995	(102,079)	(70,698)	1,039,835	—	193,147	(3,839,796)	(2,606,814)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2022	176,894	—	—	(423,058)	(246,164)	3,005,652	—	—	(7,222,165)	(4,216,513)
12/31/2021	516,401	—	401,796	(1,049,273)	(131,076)	9,911,668	—	7,449,294	(19,876,330)	(2,515,368)
Class I
6/30/2022	1,763,839	—	—	(1,479,592)	284,247	33,790,849	—	—	(27,476,477)	6,314,372
12/31/2021	3,194,127	—	689,674	(1,810,430)	2,073,371	66,678,668	—	14,055,559	(38,014,806)	42,719,421
Class R6
6/30/2022	612,405	—	—	(1,606,826)	(994,421)	11,675,961	—	—	(30,579,385)	(18,903,424)
12/31/2021	3,533,063	—	320,742	(4,020,693)	(166,888)	73,777,559	—	6,530,307	(85,001,647)	(4,693,781)
Class S
6/30/2022	114,056	—	—	(806,186)	(692,130)	2,096,378	—	—	(15,061,943)	(12,965,565)
12/31/2021	419,827	—	325,429	(1,399,921)	(654,665)	8,645,272	—	6,508,589	(28,825,077)	(13,671,216)
Class S2
6/30/2022	29,238	—	—	(70,931)	(41,693)	536,105	—	—	(1,259,209)	(723,104)
12/31/2021	36,086	—	21,771	(89,319)	(31,462)	732,954	—	428,894	(1,847,489)	(685,641)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:
Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$80,832	$(80,832)	$—
Barclays Bank PLC	56,939	(56,939)	—
BNP Paribas	66,348	(66,348)	—
BNP Paribas Prime Brokerage Intl Ltd	56,076	(56,076)	—
BNP Paribas Securities Corp.	840	(840)	—
BofA Securities Inc	82,792	(82,792)	—
Citigroup Global Markets Inc.	166,485	(166,485)	—
Citigroup Global Markets Limited	155,556	(155,556)	—
HSBC Bank PLC	158,173	(158,173)	—
J.P. Morgan Securities LLC	177,810	(177,810)	—
Jefferies LLC	17	(17)	—
Merrill Lynch International	132,403	(132,403)	—
Morgan Stanley & Co. LLC	381,570	(381,570)	—
RBC Capital Markets, LLC	123,643	(123,643)	—
Scotia Capital (USA) INC	29,673	(29,673)	—
State Stree Bank and Trust Company	69,679	(69,679)	—
TD Prime Services LLC	16,537	(16,537)	—
UBS AG	135,067	(135,067)	—
Total	$1,890,439	$(1,890,439)	$—

(1)
Cash collateral with a fair value of $2,030,959 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,745,124	$(4,745,124)	$—
Barclays Capital Inc.	207,890	(207,890)	—
BMO Capital Markets Corp	119,571	(119,571)	—
BNP Paribas	962,355	(962,355)	—
BNP Paribas Prime Brokerage Intl Ltd	1,216,300	(1,216,300)	—
BNP Paribas Securities Corp.	717,894	(717,894)	—
Citadel Clearing LLC	402,503	(402,503)	—
Citigroup Global Markets Inc.	93,683	(93,683)	—
Deutsche Bank Securities Inc.	7,085	(7,085)	—
Goldman Sachs & Co. LLC	1,582	(1,582)	—
J.P. Morgan Securities LLC	4,985,477	(4,985,477)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mizuho Securities USA LLC.	$1,555,787	$(1,555,787)	$—
Morgan Stanley & Co. LLC	5,364,358	(5,364,358)	—
MUFG Securities Americas Inc.	120,463	(120,463)	—
Nomura Securities International, Inc.	1,744,990	(1,744,990)	—
RBC Capital Markets, LLC	3,323,570	(3,323,570)	—
RBC Dominion Securities Inc	334,052	(334,052)	—
Scotia Capital (USA) INC	780,165	(780,165)	—
UBS Securities LLC.	457,060	(457,060)	—
Total	$27,139,911	$(27,139,911)	$—

(1)
Cash collateral with a fair value of $27,840,629 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Securities LLC	$1,999,825	$(1,999,825)	$—
Citigroup Global Markets Inc.	2,407,334	(2,407,334)	—
Cowen Execution Services LLC	664,248	(664,248)	—
Goldman Sachs & Co. LLC	15,995,388	(15,995,388)	—
Industrial And Commercial Bank Of China	278,707	(278,707)	—
J.P. Morgan Securities LLC	7,250,793	(7,250,793)	—
Janney Montgomery Scott LLC	897,600	(897,600)	—
Mizuho Securities USA LLC.	20,204	(20,204)	—
Morgan Stanley & Co. LLC	2,900,819	(2,900,819)	—
National Financial Services LLC	20,783,295	(20,783,295)	—
Wells Fargo Bank NA	826,275	(826,275)	—
Wells Fargo Securities LLC	946,025	(946,025)	—
Total	$54,970,514	$(54,970,514)	$—

(1)
Cash collateral with a fair value of $56,157,755 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$809,874	$(809,874)	$—
Natixis Securities America LLC	3,290,421	(3,290,421)	—
Wells Fargo Securities LLC	901,521	(901,521)	—
Total	$5,001,816	$(5,001,816)	$—

(1)
Cash collateral with a fair value of $5,135,352 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$312,760	$(312,760)	$—
BofA Securities Inc	178,118	(178,118)	—
Morgan Stanley & Co. LLC	370,207	(370,207)	—
National Bank Financial INC	1,231,976	(1,231,976)	—
Societe Generale	3,016,919	(3,016,919)	—
Truist Securities INC	21,999	(21,999)	—
UBS Securities LLC.	444,570	(444,570)	—
Total	$5,576,549	$(5,576,549)	$—

(1)
Cash collateral with a fair value of $5,716,123 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$15,949,744	$(15,949,744)	$—
BMO Capital Markets Corp	1,134,735	(1,134,735)	—
BNP Paribas Prime Brokerage Intl Ltd	3,394,945	(3,394,945)	—
BofA Securities Inc	9,815,928	(9,815,928)	—
Citadel Clearing LLC	997,327	(997,327)	—
Citadel Securities LLC	3,151,060	(3,151,060)	—
Citigroup Global Markets Inc.	20,237,612	(20,237,612)	—
Cowen Execution Services LLC	872,184	(872,184)	—
Credit Suisse Securities (USA) LLC	5,748,935	(5,748,935)	—
Daiwa Capital Markets America Inc.	1,254,726	(1,254,726)	—
Deutsche Bank Securities Inc.	4,032	(4,032)	—
Goldman Sachs & Co. LLC	14,695,456	(14,695,456)	—
Industrial And Commercial Bank Of China	203,280	(203,280)	—
J.P. Morgan Securities LLC	17,248,560	(17,248,560)	—
Mirae Asset Securities (USA) INC.	410,586	(410,586)	—
Morgan Stanley & Co. LLC	19,000	(19,000)	—
MUFG Securities Americas Inc.	6,704,996	(6,704,996)	—
National Financial Services LLC	588,760	(588,760)	—
Natixis Securities America LLC	3,463,340	(3,463,340)	—
RBC Capital Markets, LLC	1,761,245	(1,761,245)	—
SG Americas Securities, LLC	349,443	(349,443)	—
State Stree Bank and Trust Company	19,912,231	(19,912,231)	—
UBS AG	6,103,610	(6,103,610)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
UBS Securities LLC.	$4,830,514	$(4,830,514)	$—
Wells Fargo Bank NA	31,339,201	(31,339,201)	—
Wells Fargo Securities LLC	72,625	(72,625)	—
Total	$170,264,074	$(170,264,074)	$—

(1)
Cash collateral with a fair value of $174,198,713 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

CBRE Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$55,577	$(55,577)	$—
Total	$55,577	$(55,577)	$—

(1)
Cash collateral with a fair value of $57,401 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$110,243	$(110,243)	$—
BNP Paribas Prime Brokerage Intl Ltd	33,675	(33,675)	—
BNP Paribas Securities Corp.	88,879	(88,879)	—
BofA Securities Inc	2,081,936	(2,081,936)	—
Citadel Securities LLC	82,419	(82,419)	—
Citigroup Global Markets Inc.	2,564	(2,564)	—
Cowen Execution Services LLC	972,877	(972,877)	—
Goldman Sachs & Co. LLC	1,961,813	(1,961,813)	—
Jefferies LLC	312,903	(312,903)	—
Morgan Stanley & Co. LLC	883,546	(883,546)	—
National Financial Services LLC	77,722	(77,722)	—
Scotia Capital (USA) INC	97,562	(97,562)	—
SG Americas Securities, LLC	181,476	(181,476)	—
State Stree Bank and Trust Company	9,393	(9,393)	—
TD Prime Services LLC	172,563	(172,563)	—
UBS AG	202,215	(202,215)	—
UBS Securities LLC.	76,380	(76,380)	—
Wells Fargo Securities LLC	76,148	(76,148)	—
Total	$7,424,313	$(7,424,313)	$—

(1)
Cash collateral with a fair value of $7,618,771 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021			Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
Balanced Income	$7,905,951	$—	$—	$21,828,359	$14,167,103	$—
High Yield	26,052,458	—	899,394	28,067,198	—	294,300
Large Cap Growth	245,081,324	908,624,514	—	31,912,449	669,820,320	—
Large Cap Value	11,621,055	12,725,651	—	19,583,697	85,420,555	—
Limited Maturity Bond	6,417,006	—	—	7,979,614	—	—
U.S. Stock Index	96,193,161	724,907,681	—	137,870,577	271,478,624	—
CBRE Real Estate	4,712,171	—	—	14,713,230	18,868,227	—
JPMorgan Small Cap Core Equity	9,459,470	25,513,173	—	—	—	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
				Amount	Character	Expiration
Balanced Income	$8,313,737	$21,081,561	$17,097,518	$—	—	—	$(32,409)	$46,460,407
High Yield	—	—	19,819,943	(43,532,801)	Long-term	None	(18,737)	(23,731,595)
Large Cap Growth	369,512,810	1,203,826,915	1,103,289,646	—	—	—	(153,170)	2,676,476,201
Large Cap Value	129,197,009	166,437,226	54,973,358	—	—	—	(41,786)	350,565,807
Limited Maturity Bond	—	—	(617,451)	(416,690)	Short-term	None	(8,584)	(1,240,402)
				(197,677)	Long-term	None
				$(614,367)
U.S. Stock Index	13,695,282	666,920,521	4,284,158,567	—	—	—	(105,311)	4,964,669,059
CBRE Real Estate	8,811,689	35,906,239	73,500,058	—	—	—	(14,747)	118,203,239
JPMorgan Small Cap Core Equity	31,093,711	69,287,392	140,971,844	—	—	—	(15,331)	241,337,616
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the
administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2022, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Balanced Income
Class ADV	$0.1839	$0.0719	$0.7297	July 14, 2022	July 12, 2022
Class I	$0.2523	$0.0719	$0.7297	July 14, 2022	July 12, 2022
Class S	$0.2226	$0.0719	$0.7297	July 14, 2022	July 12, 2022
Class S2	$0.1992	$0.0719	$0.7297	July 14, 2022	July 12, 2022
High Yield
Class ADV	$0.0349	$—	$—	August 1, 2022	Daily
Class I	$0.0392	$—	$—	August 1, 2022	Daily
Class S	$0.0374	$—	$—	August 1, 2022	Daily
Class S2	$0.0363	$—	$—	August 1, 2022	Daily
Large Cap Growth
Class ADV	$—	$1.3858	$4.5146	July 14, 2022	July 12, 2022
Class I	$—	$1.3858	$4.5146	July 14, 2022	July 12, 2022
Class R6	$—	$1.3858	$4.5146	July 14, 2022	July 12, 2022
Class S	$—	$1.3858	$4.5146	July 14, 2022	July 12, 2022
Class S2	$—	$1.3858	$4.5146	July 14, 2022	July 12, 2022
Large Cap Value
Class ADV	$—	$3.3768	$4.3521	July 14, 2022	July 12, 2022
Class I	$—	$3.3768	$4.3521	July 14, 2022	July 12, 2022
Class R6	$—	$3.3768	$4.3521	July 14, 2022	July 12, 2022
Class S	$—	$3.3768	$4.3521	July 14, 2022	July 12, 2022
Class S2	$—	$3.3768	$4.3521	July 14, 2022	July 12, 2022
Limited Maturity Bond
Class ADV	$0.0083	$—	$—	August 1, 2022	Daily
Class I	$0.0134	$—	$—	August 1, 2022	Daily
Class S	$0.0115	$—	$—	August 1, 2022	Daily
U.S. Stock Index
Class ADV	$0.0104	$0.0250	$1.7909	July 14, 2022	July 12, 2022
Class I	$0.0104	$0.0250	$1.7909	July 14, 2022	July 12, 2022
Class P2	$0.0104	$0.0250	$1.7909	July 14, 2022	July 12, 2022
Class S	$0.0104	$0.0250	$1.7909	July 14, 2022	July 12, 2022
Class S2	$0.0104	$0.0250	$1.7909	July 14, 2022	July 12, 2022
CBRE Real Estate
Class ADV	$0.4597	$0.8154	$5.6572	July 14, 2022	July 12, 2022
Class I	$0.7060	$0.8154	$5.6572	July 14, 2022	July 12, 2022
Class S	$0.6084	$0.8154	$5.6572	July 14, 2022	July 12, 2022
Class S2	$0.5007	$0.8154	$5.6572	July 14, 2022	July 12, 2022
JPMorgan Small Cap Core Equity
Class ADV	$—	$0.9933	$2.2125	July 14, 2022	July 12, 2022
Class I	$0.0011	$0.9933	$2.2125	July 14, 2022	July 12, 2022
Class R6	$0.0011	$0.9933	$2.2125	July 14, 2022	July 12, 2022
Class S	$—	$0.9933	$2.2125	July 14, 2022	July 12, 2022
Class S2	$—	$0.9933	$2.2125	July 14, 2022	July 12, 2022
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 40.0%
	Communication Services: 2.9%
1,529 (1)	Alphabet, Inc. - Class A	$3,332,089	1.2
30,564	AT&T, Inc.	640,621	0.2
4,422 (2)	Auto Trader Group PLC	29,948	0.0
2,600	Capcom Co., Ltd.	63,247	0.0
18,691	Comcast Corp. - Class A	733,435	0.3
6,084	Deutsche Telekom AG	121,007	0.1
3,003	Electronic Arts, Inc.	365,315	0.1
1,545	Elisa OYJ	86,980	0.0
39,000	HKT Trust & HKT Ltd. - Stapled Security	52,379	0.0
1,734	Interpublic Group of Cos., Inc.	47,737	0.0
500	KDDI Corp.	15,767	0.0
4,467 (1)	Live Nation Entertainment, Inc.	368,885	0.2
200	Nintendo Co., Ltd.	86,011	0.0
4,800	Nippon Telegraph & Telephone Corp.	137,919	0.1
3,764	Omnicom Group	239,428	0.1
10,147	Orange SA	119,568	0.1
3,809	Proximus SADP	56,221	0.0
47,724 (3)	Sirius XM Holdings, Inc.	292,548	0.1
12,400	SoftBank Corp.	137,672	0.1
13,393	Spark New Zealand Ltd.	40,082	0.0
196	Swisscom AG	108,412	0.0
23,544 (3)	Telefonica Deutschland Holding AG	67,894	0.0
16,111	Verizon Communications, Inc.	817,633	0.3
		7,960,798	2.9
	Consumer Discretionary: 3.4%
33,378 (1)	Amazon.com, Inc.	3,545,077	1.3
4,734	Barratt Developments PLC	26,480	0.0
1,210	Bayerische Motoren Werke AG	93,800	0.0
3,100 (3)	Bridgestone Corp.	113,024	0.1
595 (1)	Chipotle Mexican Grill, Inc.	777,820	0.3
3,695	Cie Generale des Etablissements Michelin SCA	100,915	0.0
966	Domino’s Pizza, Inc.	376,460	0.1
3,220 (1)	Etsy, Inc.	235,736	0.1
4,287 (1)	Expedia Group, Inc.	406,536	0.2
2,327	Genuine Parts Co.	309,491	0.1
3,262	Hasbro, Inc.	267,093	0.1
175	Home Depot, Inc.	47,997	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
507 (2)	La Francaise des Jeux SAEM	$17,605	0.0
3,764	LKQ Corp.	184,775	0.1
1,876	Mercedes-Benz Group AG	108,955	0.1
8,808	Nike, Inc. - Class B	900,178	0.3
298	SEB SA	28,759	0.0
4,600	Sekisui House Ltd.	80,755	0.0
4,994	Service Corp. International	345,185	0.1
2,600	Subaru Corp.	45,990	0.0
1,847	Target Corp.	260,852	0.1
913 (1)	Tesla, Inc.	614,832	0.2
3,103	Travel + Leisure Co.	120,458	0.1
1,163	Wesfarmers Ltd.	33,639	0.0
2,407	Yum! Brands, Inc.	273,219	0.1
		9,315,631	3.4
	Consumer Staples: 2.9%
1,000	Ajinomoto Co., Inc.	24,386	0.0
5,951	British American Tobacco PLC	255,085	0.1
5,283	Coca-Cola Co.	332,354	0.1
6,738	Coles Group Ltd.	82,920	0.0
3,993	Conagra Brands, Inc.	136,720	0.1
5,823	Constellation Brands, Inc.	1,357,108	0.5
3,133	Estee Lauder Cos., Inc.	797,881	0.3
11,975	Flowers Foods, Inc.	315,182	0.1
5,443	General Mills, Inc.	410,674	0.2
1,061	Hershey Co.	228,285	0.1
5,227	Imperial Brands PLC	117,021	0.1
38	J Sainsbury Plc	95	0.0
6,500 (3)	Japan Tobacco, Inc.	112,637	0.0
3,756	Jeronimo Martins SGPS SA	81,424	0.0
4,076	Kellogg Co.	290,782	0.1
4,400	Koninklijke Ahold Delhaize NV	114,528	0.1
6,628	Mondelez International, Inc.	411,533	0.2
348	Nestle SA	40,672	0.0
2,191	PepsiCo, Inc.	365,152	0.1
6,756	Philip Morris International, Inc.	667,087	0.2
5,588	Procter & Gamble Co.	803,499	0.3
1,607	Reckitt Benckiser Group PLC	120,866	0.1
33,634	Tesco PLC	104,824	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
1,389	Unilever PLC	$63,089	0.0
45	Unilever PLC - ULVRL	2,051	0.0
4,066	Walmart, Inc.	494,344	0.2
		7,730,199	2.9
	Energy: 1.8%
1,489 (1)	Aker BP ASA	51,724	0.0
8,416	Baker Hughes Co.	242,970	0.1
51,471	BP PLC	241,682	0.1
356	Cheniere Energy, Inc.	47,359	0.0
6,666	Chevron Corp.	965,103	0.4
1,414	ConocoPhillips	126,991	0.0
4,477	Diamondback Energy, Inc.	542,389	0.2
5,596	DT Midstream, Inc.	274,316	0.1
28,100	ENEOS Holdings, Inc.	105,734	0.1
9,960	ENI S.p.A.	118,133	0.1
2,629	EOG Resources, Inc.	290,347	0.1
516	Exxon Mobil Corp.	44,190	0.0
7,724	Galp Energia SGPS SA	90,379	0.0
3,600	Idemitsu Kosan Co., Ltd.	85,999	0.0
3,787	Kinder Morgan, Inc.	63,470	0.0
4,292	Marathon Petroleum Corp.	352,845	0.1
1,019	OMV AG	47,925	0.0
6,645 (3)	Repsol SA	97,961	0.0
1,255	Shell PLC	32,684	0.0
3,383	Targa Resources Corp.	201,864	0.1
2,000 (3)	TotalEnergies SE	105,274	0.1
7,723	Valero Energy Corp.	820,800	0.3
		4,950,139	1.8
	Financials: 5.0%
20,558	Abrdn PLC	40,128	0.0
520	Admiral Group Plc	14,238	0.0
1,813	Aflac, Inc.	100,313	0.0
3,078	Allstate Corp.	390,075	0.1
1,136	Aon PLC	306,357	0.1
1,755	Assurant, Inc.	303,352	0.1
8,702	Australia & New Zealand Banking Group Ltd.	132,538	0.1
20,342	Aviva PLC	99,641	0.1
5,198	Axis Capital Holdings Ltd.	296,754	0.1
23	Bank Hapoalim BM	193	0.0
11,009	Bank Leumi Le-Israel BM	98,487	0.1
4,741	Bank of America Corp.	147,587	0.1
1,854	Bank of Hawaii Corp.	137,938	0.1
6,052	Bank OZK	227,132	0.1
723	Blackrock, Inc.	440,336	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,015	BNP Paribas	$48,550	0.0
28,500	BOC Hong Kong Holdings Ltd.	113,173	0.1
1,815	Cboe Global Markets, Inc.	205,440	0.1
10,708	Citigroup, Inc.	492,461	0.2
8,059	Citizens Financial Group, Inc.	287,626	0.1
2,112	CME Group, Inc.	432,326	0.2
19	Credit Agricole SA	175	0.0
6,091	Danske Bank A/S	86,691	0.0
526	Deutsche Boerse AG	88,330	0.0
6,592	Essent Group Ltd.	256,429	0.1
227	Everest Re Group Ltd.	63,624	0.0
627	Factset Research Systems, Inc.	241,125	0.1
6,294	Fidelity National Financial, Inc.	232,626	0.1
5,101	FinecoBank Banca Fineco SpA	61,195	0.0
4,644	First American Financial Corp.	245,761	0.1
596	Groupe Bruxelles Lambert S.A.	49,963	0.0
2,903	Hancock Whitney Corp.	128,690	0.0
392	Hannover Rueck SE	57,175	0.0
1,412	Hanover Insurance Group, Inc.	206,505	0.1
4,775	Hartford Financial Services Group, Inc.	312,428	0.1
49,627	HSBC Holdings PLC	324,189	0.1
2,148	International Bancshares Corp.	86,092	0.0
11,200	Japan Post Bank Co. Ltd.	87,197	0.0
436	JPMorgan Chase & Co.	49,098	0.0
7,732	Keycorp	133,222	0.0
31,859	Legal & General Group PLC	93,142	0.0
1,627	Loews Corp.	96,416	0.0
1,199	LPL Financial Holdings, Inc.	221,192	0.1
34,233	M&G PLC	81,157	0.0
1,888	Marsh & McLennan Cos., Inc.	293,112	0.1
34,557	Medibank Pvt Ltd.	77,725	0.0
8,902	Mediobanca Banca di Credito Finanziario SpA	77,204	0.0
5,993	Metlife, Inc.	376,300	0.1
21,699	MGIC Investment Corp.	273,407	0.1
15,400	Mitsubishi HC Capital, Inc.	71,077	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
34,500	Mitsubishi UFJ Financial Group, Inc.	$184,577	0.1
7	Mizrahi Tefahot Bank Ltd.	233	0.0
11,200	Mizuho Financial Group, Inc.	127,511	0.1
1,738	Morgan Stanley	132,192	0.0
3,500	MS&AD Insurance Group Holdings, Inc.	107,322	0.1
2,053	MSCI, Inc. - Class A	846,144	0.3
247	Muenchener Rueckversicherungs- Gesellschaft AG	58,427	0.0
18,773	Natwest Group PLC	49,969	0.0
2,112	NN Group NV	95,659	0.0
13	Nordea Bank Abp	115	0.0
12,765	Old Republic International Corp.	285,425	0.1
4,700	Oversea-Chinese Banking Corp., Ltd.	38,554	0.0
7,696 (2)	Poste Italiane SpA	72,008	0.0
4,173	Prosperity Bancshares, Inc.	284,891	0.1
11,407	Regions Financial Corp.	213,881	0.1
1,120	Schroders PLC	36,587	0.0
2,600	Sompo Holdings, Inc.	114,837	0.1
5,000	Sumitomo Mitsui Financial Group, Inc.	148,625	0.1
3,200	Sumitomo Mitsui Trust Holdings, Inc.	98,899	0.1
9,039	Suncorp Group Ltd.	68,929	0.0
307	Swiss Re Ltd.	23,829	0.0
1,929	T. Rowe Price Group, Inc.	219,154	0.1
1,400	Tokio Marine Holdings, Inc.	81,637	0.0
2,173	Travelers Cos, Inc.	367,520	0.1
3,524	Tryg A/S	79,395	0.0
5,662	Unum Group	192,621	0.1
9,207	US Bancorp	423,706	0.2
4,511	Washington Federal, Inc.	135,420	0.1
6,454	Wells Fargo & Co.	252,803	0.1
241	Willis Towers Watson PLC	47,571	0.0
447	Zurich Insurance Group AG	194,925	0.1
		13,669,258	5.0
	Health Care: 6.2%
4,590	Abbott Laboratories	498,704	0.2
1,793	AbbVie, Inc.	274,616	0.1
663	Agilent Technologies, Inc.	78,745	0.0
1,318	Amgen, Inc.	320,669	0.1
1,639	Becton Dickinson & Co.	404,063	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
20,832 (1)	Boston Scientific Corp.	$776,409	0.3
9,665	Bristol-Myers Squibb Co.	744,205	0.3
5,474	Cardinal Health, Inc.	286,126	0.1
520	Cigna Corp.	137,030	0.1
150 (3)	Coloplast A/S	17,139	0.0
3,160	CVS Health Corp.	292,806	0.1
2,633	Danaher Corp.	667,518	0.2
9,171 (1)	DexCom, Inc.	683,515	0.3
4,400 (1)	Edwards Lifesciences Corp.	418,396	0.2
559	Elevance Health, Inc.	269,762	0.1
6,832	Eli Lilly & Co.	2,215,139	0.8
1 (1)	Euroapi SA	16	0.0
7,972	Gilead Sciences, Inc.	492,749	0.2
13,299	GSK PLC	286,615	0.1
1,864	Hikma Pharmaceuticals PLC	36,778	0.0
4,470 (1)	Horizon Therapeutics Plc	356,527	0.1
1,621	Humana, Inc.	758,741	0.3
2,065 (1)	Intuitive Surgical, Inc.	414,466	0.2
172	Ipsen SA	16,285	0.0
8,499	Johnson & Johnson	1,508,657	0.6
1,152	McKesson Corp.	375,794	0.1
1,500	Medtronic PLC	134,625	0.0
6,897	Merck & Co., Inc.	628,799	0.2
5,020	Novartis AG	425,599	0.2
3,200	Ono Pharmaceutical Co., Ltd.	82,206	0.0
1,567	Orion Oyj	70,131	0.0
1,700 (3)	Otsuka Holdings Co. Ltd.	60,684	0.0
19,230	Pfizer, Inc.	1,008,229	0.4
1,039	Recordati Industria Chimica e Farmaceutica SpA	45,310	0.0
204	Roche Holding AG-GENUSSCHEIN	68,197	0.0
2,600	Sanofi	262,201	0.1
5,600	Takeda Pharmaceutical Co., Ltd.	157,295	0.1
577	Thermo Fisher Scientific, Inc.	313,473	0.1
2,249	UnitedHealth Group, Inc.	1,155,154	0.4
1,301	Zoetis, Inc.	223,629	0.1
		16,967,002	6.2
	Industrials: 3.5%
3,188	3M Co.	412,559	0.2
1,893	AECOM	123,462	0.0
778	Allegion Public Ltd.	76,166	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
29,692	Aurizon Holdings Ltd.	$78,091	0.1
14,086	BAE Systems PLC	142,607	0.1
3,520	Booz Allen Hamilton Holding Corp.	318,067	0.1
2,735 (3)	Bouygues SA	84,412	0.1
8,378	Brambles Ltd.	61,949	0.0
998 (3)	Bureau Veritas SA	25,677	0.0
3,582	CSX Corp.	104,093	0.0
1,043	Cummins, Inc.	201,852	0.1
2,100	Dai Nippon Printing Co., Ltd.	45,172	0.0
1,161	DCC PLC	72,233	0.0
3,088	Deutsche Post AG	116,592	0.1
262	DSV A/S	36,842	0.0
6,400	Eaton Corp. PLC	806,336	0.3
4,316	Emerson Electric Co.	343,295	0.1
286	Ferguson PLC	32,038	0.0
3,026	Fortive Corp.	164,554	0.1
930	GEA Group AG	32,241	0.0
74	Geberit AG - Reg	35,602	0.0
1,423	Illinois Tool Works, Inc.	259,342	0.1
1,000	Jardine Matheson Holdings Ltd.	52,544	0.0
5,293	Johnson Controls International plc	253,429	0.1
1,326	Kone Oyj	63,377	0.0
3,062	L3Harris Technologies, Inc.	740,085	0.3
767	Legrand S.A.	56,949	0.0
702	Lockheed Martin Corp.	301,832	0.1
1,579	Manpowergroup, Inc.	120,651	0.0
1,800	Mitsubishi Corp.	53,606	0.0
3,607	MSC Industrial Direct Co.	270,922	0.1
1,100	Nippon Yusen KK	75,421	0.0
8,000	Obayashi Corp.	58,186	0.0
7,267	Quanta Services, Inc.	910,846	0.3
2,262	Relx PLC (GBP Exchange)	61,416	0.0
2,758	Robert Half International, Inc.	206,547	0.1
1,046	Rockwell Automation, Inc.	208,478	0.1
1,300	Secom Co., Ltd.	80,268	0.1
3,600	SG Holdings Co. Ltd.	60,876	0.0
6,700	Sumitomo Corp.	91,076	0.1
1,124 (1)	TransDigm Group, Inc.	603,217	0.2
1,486	United Parcel Service, Inc. - Class B	271,254	0.1
1,605	Verisk Analytics, Inc.	277,809	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,847	Waste Connections, Inc.	$724,794	0.3
747	Wolters Kluwer NV	72,398	0.0
581	WW Grainger, Inc.	264,024	0.1
3,400	Yamato Holdings Co., Ltd.	54,411	0.0
1,322 (3)	ZIM Integrated Shipping Services Ltd.	62,438	0.0
		9,570,036	3.5
	Information Technology: 9.6%
7,806 (1)	Advanced Micro Devices, Inc.	596,925	0.2
3,958	Amdocs Ltd.	329,741	0.1
31,595	Apple, Inc.	4,319,668	1.6
1,503	Automatic Data Processing, Inc.	315,690	0.1
1,100	Brother Industries Ltd.	19,354	0.0
4,437 (1)	Cadence Design Systems, Inc.	665,683	0.2
17,049	Cisco Systems, Inc.	726,969	0.3
4,504	Cognizant Technology Solutions Corp.	303,975	0.1
2,778 (1)	Crowdstrike Holdings, Inc.	468,260	0.2
4,765 (1)	Datadog, Inc.	453,819	0.2
3,331	Dolby Laboratories, Inc.	238,366	0.1
2,251 (1)	Gartner, Inc.	544,359	0.2
4,603	Genpact Ltd.	194,983	0.1
2,608	International Business Machines Corp.	368,224	0.1
2,235	Intuit, Inc.	861,458	0.3
1,487	Jack Henry & Associates, Inc.	267,690	0.1
10,000	Juniper Networks, Inc.	285,000	0.1
10,517	Marvell Technology, Inc.	457,805	0.2
25,037	Microsoft Corp.	6,430,253	2.4
1,377 (1)	MongoDB, Inc.	357,332	0.1
2,224	Motorola Solutions, Inc.	466,150	0.2
4,024	NetApp, Inc.	262,526	0.1
10,305	NortonLifeLock, Inc.	226,298	0.1
7,632	Nvidia Corp.	1,156,935	0.4
3,140	Oracle Corp.	219,392	0.1
2,092 (1)	Palo Alto Networks, Inc.	1,033,322	0.4
6,880	Paychex, Inc.	783,426	0.3
879	Roper Technologies, Inc.	346,897	0.1
10,227	Sage Group PLC/The	79,196	0.1
2,235 (1)	ServiceNow, Inc.	1,062,787	0.4
2,217	SS&C Technologies Holdings, Inc.	128,741	0.0
2,472	Texas Instruments, Inc.	379,823	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
1,500	Trend Micro, Inc.	$73,382	0.0
8,687	Visa, Inc. - Class A	1,710,383	0.6
		26,134,812	9.6
	Materials: 1.4%
600	Air Liquide SA	80,762	0.1
1,541	Air Products & Chemicals, Inc.	370,580	0.1
10,564	Amcor PLC	131,310	0.1
9,452	BHP Group Ltd. Australian	270,645	0.1
420	Chr Hansen Holding A/S	30,659	0.0
1,264	CRH PLC	43,619	0.0
6,933	Crown Holdings, Inc.	639,015	0.2
3,338	Evonik Industries AG	71,588	0.0
2,037	Holcim AG	87,366	0.1
4,958	International Paper Co.	207,393	0.1
2,400	Mitsubishi Chemical Holdings Corp.	13,041	0.0
5,839	Newmont Corp.	348,413	0.1
600	Nitto Denko Corp.	38,807	0.0
1,342	Novozymes A/S	80,765	0.1
2,138 (3)	OCI NV	70,331	0.0
2,072	Packaging Corp. of America	284,900	0.1
3,529	Rio Tinto Ltd.	251,755	0.1
637	Sherwin-Williams Co.	142,631	0.1
1,319	Smurfit Kappa PLC	44,480	0.0
5,194	Sonoco Products Co.	296,266	0.1
5,700	Sumitomo Chemical Co., Ltd.	22,308	0.0
579	Symrise AG	63,149	0.0
3,051	WestRock Co.	121,552	0.0
740	Yara International ASA	31,007	0.0
		3,742,342	1.4
	Real Estate: 1.7%
1,600	Daiwa House Industry Co., Ltd.	37,419	0.0
768	Digital Realty Trust, Inc.	99,710	0.0
2,885	First Industrial Realty Trust, Inc.	136,980	0.1
4,785	Gaming and Leisure Properties, Inc.	219,440	0.1
26,824	GPT Group	78,398	0.0
2,928	Healthcare Realty Trust, Inc.	79,642	0.0
7,644	Highwoods Properties, Inc.	261,348	0.1
4,566	Invitation Homes, Inc.	162,458	0.1
4,964	Iron Mountain, Inc.	241,697	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
2,413	Kilroy Realty Corp.	$126,272	0.1
527	Lamar Advertising Co.	46,360	0.0
6,351	Land Securities Group PLC	51,538	0.0
805	LEG Immobilien SE	66,994	0.0
2,203	Life Storage, Inc.	245,987	0.1
13,700	Link REIT	111,948	0.1
721	Mid-America Apartment Communities, Inc.	125,937	0.0
6,965	National Retail Properties, Inc.	299,495	0.1
4,443	National Storage Affiliates Trust	222,461	0.1
1,300	Nomura Real Estate Holdings, Inc.	31,805	0.0
5,688	ProLogis, Inc.	669,193	0.2
721	Realty Income Corp.	49,216	0.0
1,855	SBA Communications Corp.	593,693	0.2
5,707	Segro PLC	68,129	0.0
5,546	SL Green Realty Corp.	255,948	0.1
8,000	Sun Hung Kai Properties Ltd.	94,720	0.1
9,000	Swire Properties Ltd.	22,407	0.0
854	Swiss Prime Site AG	75,036	0.0
2,057	WP Carey, Inc.	170,443	0.1
		4,644,674	1.7
	Utilities: 1.6%
4,000	CK Infrastructure Holdings Ltd.	24,572	0.0
11,500	CLP Holdings Ltd.	95,568	0.1
1,462	Consolidated Edison, Inc.	139,036	0.1
2,983	DTE Energy Co.	378,095	0.1
4,569	Duke Energy Corp.	489,843	0.2
1,609	E.ON AG	13,553	0.0
5,171	Edison International	327,014	0.1
277 (3)	Elia Group SA/NV	39,340	0.0
4,116 (3)	Enagas	91,032	0.0
2,449	Entergy Corp.	275,855	0.1
1,469	Eversource Energy	124,087	0.0
15,500	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	14,222	0.0
1,910	Iberdrola S.A. - IBEE	19,886	0.0
1,566 (3)	Lundin Energy AB	1,065	0.0
2,613	National Fuel Gas Co.	172,589	0.1
12,498	National Grid PLC	160,611	0.1
1,000	Osaka Gas Co., Ltd.	19,165	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
14,500	Power Assets Holdings Ltd.	$91,348	0.0
12,019	PPL Corp.	326,076	0.1
4,933 (3)	Red Electrica Corp. SA	93,380	0.1
1,590	Sempra Energy	238,929	0.1
406	Severn Trent PLC	13,479	0.0
12,467	Snam SpA	65,407	0.0
6,749	Southern Co.	481,271	0.2
12,118 (3)	Terna - Rete Elettrica Nazionale	95,275	0.1
7,321	United Utilities Group PLC	91,134	0.0
3,716	WEC Energy Group, Inc.	373,978	0.1
		4,255,810	1.6
	Total Common Stock (Cost $113,571,693)	108,940,701	40.0
EXCHANGE-TRADED FUNDS: 0.3%
2,630	iShares MSCI EAFE Value Index ETF	114,142	0.0
5,686	iShares Russell 1000 Value ETF	824,299	0.3
	Total Exchange-Traded Funds (Cost $990,698)	938,441	0.3
MUTUAL FUNDS: 9.8%
	Affiliated Investment Companies: 9.8%
220,008	Voya Emerging Markets Hard Currency Debt Fund - Class P	1,599,459	0.6
2,174,941	Voya Floating Rate Fund - Class P	18,139,012	6.7
1,032,554	Voya High Yield Bond Fund - Class P	6,866,484	2.5
	Total Mutual Funds (Cost $30,090,780)	26,604,955	9.8
PREFERRED STOCK: 0.2%
	Consumer Staples: 0.0%
1,043	Henkel AG & Co. KGaA	64,542	0.0

	Financials: 0.2%
50 (1)(4)	Fannie Mae	487,500	0.2

	Materials: 0.0%
2	Fuchs Petrolub SE	56	0.0
	Total Preferred Stock (Cost $4,173,229)	552,098	0.2
OTHER(5): —%
	Consumer Discretionary: —%
120,000 (6)(7)	General Motors Co. Escrow	—	—
	Total Other (Cost $—)	—	—

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.8%
	Basic Materials: 0.7%
15,000 (2)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$11,997	0.0
200,000 (2)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	179,834	0.1
70,000 (2)(3)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	61,870	0.0
70,000 (2)(3)	Coeur Mining, Inc., 5.125%, 02/15/2029	48,600	0.0
70,000 (2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	63,422	0.0
250,000 (2)	Evraz PLC, 5.250%, 04/02/2024	118,750	0.1
225,000 (2)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	206,923	0.1
200,000 (2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	201,923	0.1
70,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	58,679	0.0
70,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	55,391	0.0
70,000 (2)(8)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	56,109	0.0
65,000 (2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	54,853	0.0
65,000 (2)	Mineral Resources Ltd., 8.000%, 11/01/2027	63,538	0.1
70,000 (2)	Novelis Corp., 3.875%, 08/15/2031	54,030	0.0
60,000 (2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	50,835	0.0
70,000	Olin Corp., 5.125%, 09/15/2027	64,471	0.1
70,000 (2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	62,393	0.0
200,000	Suzano Austria GmbH, 5.000%, 01/15/2030	182,497	0.1
70,000 (2)	Taseko Mines Ltd., 7.000%, 02/15/2026	59,684	0.0
50,000 (2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	35,831	0.0
55,000 (2)	Tronox, Inc., 4.625%, 03/15/2029	44,343	0.0
70,000 (2)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	49,444	0.0
		1,785,417	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 0.8%
70,000 (3)	AMC Networks, Inc., 4.250%, 02/15/2029	$56,929	0.0
70,000 (2)	Audacy Capital Corp., 6.500%, 05/01/2027	41,747	0.0
70,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	52,607	0.0
70,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	54,318	0.0
70,000 (2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	50,542	0.0
206,000	Comcast Corp., 2.937%, 11/01/2056	143,568	0.1
70,000 (2)	CommScope Technologies LLC, 5.000%, 03/15/2027	51,847	0.0
70,000	CSC Holdings LLC, 5.250%, 06/01/2024	65,554	0.1
85,000 (2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	72,786	0.1
70,000	DISH DBS Corp., 5.125%, 06/01/2029	42,756	0.0
70,000	Embarq Corp., 7.995%, 06/01/2036	52,723	0.0
70,000 (2)	GCI LLC, 4.750%, 10/15/2028	60,752	0.0
70,000 (2)(3)	Gray Escrow II, Inc., 5.375%, 11/15/2031	56,238	0.0
20,000 (3)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	17,787	0.0
70,000 (3)	iHeartCommunications, Inc., 8.375%, 05/01/2027	55,777	0.0
75,000 (2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	60,876	0.0
70,000 (2)	Millennium Escrow Corp., 6.625%, 08/01/2026	56,606	0.0
45,000	Netflix, Inc., 5.875%, 11/15/2028	44,109	0.0
70,000 (9)	Paramount Global, 6.250%, 02/28/2057	61,382	0.1
280,000 (9)	Paramount Global, 6.375%, 03/30/2062	250,593	0.1
70,000 (2)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	60,465	0.0
70,000 (2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	58,790	0.0
70,000 (2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	55,615	0.0
70,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	65,090	0.1
70,000 (2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	55,668	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
70,000	Sprint Corp., 7.625%, 03/01/2026	$73,907	0.1
70,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	56,443	0.0
70,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	54,255	0.0
70,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	66,780	0.1
70,000 (2)	Urban One, Inc., 7.375%, 02/01/2028	60,031	0.0
70,000 (2)	ViaSat, Inc., 5.625%, 09/15/2025	56,712	0.0
70,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	58,754	0.0
70,000 (2)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	50,736	0.0
		2,122,743	0.8
	Consumer, Cyclical: 1.5%
70,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	56,401	0.0
70,000 (2)	Academy Ltd., 6.000%, 11/15/2027	64,081	0.0
70,000 (2)	Adams Homes, Inc., 7.500%, 02/15/2025	65,207	0.1
70,000 (2)	Affinity Gaming, 6.875%, 12/15/2027	58,889	0.0
70,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	65,233	0.1
70,000 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	64,561	0.1
65,000 (2)	Arko Corp., 5.125%, 11/15/2029	49,328	0.0
70,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	57,641	0.0
70,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	56,126	0.0
70,000 (2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	54,614	0.0
70,000 (2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	67,698	0.1
70,000 (2)	Carnival Corp., 6.000%, 05/01/2029	49,422	0.0
70,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	63,826	0.0
70,000 (2)	Century Communities, Inc., 3.875%, 08/15/2029	54,874	0.0
200,000 (2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	173,602	0.1
70,000 (2)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	49,650	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
200,000 (2)	Falabella SA, 3.375%, 01/15/2032	$163,383	0.1
70,000 (2)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	53,927	0.0
70,000 (2)	Foot Locker, Inc., 4.000%, 10/01/2029	53,087	0.0
70,000 (2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	51,384	0.0
70,000 (2)	Gap, Inc./The, 3.875%, 10/01/2031	48,967	0.0
70,000 (2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	69,380	0.1
70,000 (3)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	56,373	0.0
225,000	Home Depot, Inc./The, 3.625%, 04/15/2052	193,559	0.1
200,000 (2)	InRetail Consumer, 3.250%, 03/22/2028	166,334	0.1
70,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	62,288	0.0
70,000 (2)	Interface, Inc., 5.500%, 12/01/2028	59,394	0.0
70,000 (2)	LBM Acquisition LLC, 6.250%, 01/15/2029	45,174	0.0
70,000 (2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	53,479	0.0
70,000 (2)	LGI Homes, Inc, 4.000%, 07/15/2029	52,355	0.0
70,000 (2)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	60,127	0.0
70,000 (2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	54,804	0.0
170,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	145,504	0.1
70,000	M/I Homes, Inc., 3.950%, 02/15/2030	52,884	0.0
70,000 (2)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	58,602	0.0
193,000 (2)	Magallanes, Inc., 5.141%, 03/15/2052	162,247	0.1
70,000 (2)	Meritor, Inc., 4.500%, 12/15/2028	67,496	0.1
40,000	MGM Resorts International, 5.500%, 04/15/2027	35,952	0.0
70,000 (2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	57,164	0.0
70,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	68,714	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (2)(3)	NCL Corp. Ltd., 7.750%, 02/15/2029	$53,578	0.0
70,000 (2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	53,213	0.0
70,000 (2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	53,187	0.0
25,000 (2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	24,784	0.0
70,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	59,610	0.0
70,000 (2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	54,969	0.0
65,000 (2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	54,704	0.0
70,000 (2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	54,331	0.0
70,000 (2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	57,018	0.0
70,000 (2)	SRS Distribution, Inc., 6.125%, 07/01/2029	55,328	0.0
70,000 (2)	Staples, Inc., 10.750%, 04/15/2027	46,390	0.0
70,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	59,224	0.0
70,000 (2)	STL Holding Co. LLC, 7.500%, 02/15/2026	61,250	0.0
70,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	52,659	0.0
70,000 (3)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	65,150	0.1
10,000 (2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	9,326	0.0
70,000 (2)	Victoria’s Secret & Co., 4.625%, 07/15/2029	52,842	0.0
35,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	26,196	0.0
35,000 (2)	Viking Cruises Ltd., 13.000%, 05/15/2025	35,916	0.0
55,000 (2)	Wheel Pros, Inc., 6.500%, 05/15/2029	38,942	0.0
70,000 (2)	William Carter Co/The, 5.625%, 03/15/2027	65,674	0.1
70,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	59,776	0.0
70,000 (2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	56,257	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	$60,048	0.0
		4,154,103	1.5
	Consumer, Non-cyclical: 0.9%
70,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	65,508	0.1
70,000 (2)	ACCO Brands Corp., 4.250%, 03/15/2029	57,474	0.0
200,000 (2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	177,041	0.1
70,000 (2)	ADT Security Corp./The, 4.125%, 08/01/2029	57,007	0.0
60,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	48,738	0.0
25,000 (2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	22,989	0.0
50,000 (2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	42,453	0.0
70,000 (2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	60,063	0.0
70,000 (2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	64,293	0.0
70,000 (2)	APi Escrow Corp., 4.750%, 10/15/2029	56,622	0.0
70,000 (2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	36,367	0.0
70,000 (2)	BellRing Brands, Inc., 7.000%, 03/15/2030	66,071	0.1
70,000 (2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	65,981	0.1
35,000	Centene Corp., 2.625%, 08/01/2031	27,918	0.0
35,000	Centene Corp., 4.625%, 12/15/2029	32,740	0.0
25,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	21,159	0.0
70,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	53,320	0.0
70,000 (2)	CoreLogic, Inc., 4.500%, 05/01/2028	54,013	0.0
64,000 (2)	CPI Acquisition, Inc., 8.625%, 03/15/2026	60,560	0.0
5,000 (2)	Darling Ingredients, Inc., 6.000%, 06/15/2030	4,992	0.0
70,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	54,812	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
225,000 (2)	DP World Crescent Ltd., 3.750%, 01/30/2030	$207,182	0.1
70,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	69,472	0.1
70,000	HCA, Inc., 3.500%, 09/01/2030	59,752	0.0
200,000 (2)	Hutama Karya Persero PT, 3.750%, 05/11/2030	182,493	0.1
56,000 (2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	56,116	0.0
70,000 (2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	60,068	0.0
70,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	59,858	0.0
70,000 (2)(3)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	58,149	0.0
40,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	33,617	0.0
70,000 (2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	63,064	0.0
70,000 (2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	55,573	0.0
70,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	59,182	0.0
70,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	57,286	0.0
70,000 (2)(3)	Select Medical Corp., 6.250%, 08/15/2026	65,484	0.1
70,000 (2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	59,293	0.0
70,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	69,234	0.1
70,000 (2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	60,121	0.0
70,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	49,816	0.0
45,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	42,117	0.0
70,000	United Rentals North America, Inc., 3.750%, 01/15/2032	57,620	0.0
		2,555,618	0.9
	Energy: 1.5%
70,000 (2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	68,136	0.1
70,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	65,218	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
70,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$62,080	0.0
70,000 (2)(3)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	61,699	0.0
70,000 (2)	Baytex Energy Corp., 8.750%, 04/01/2027	70,295	0.1
70,000 (2)	Chesapeake Energy Corp., 6.750%, 04/15/2029	67,900	0.1
70,000 (2)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	61,433	0.0
70,000 (2)	Comstock Resources, Inc., 5.875%, 01/15/2030	60,391	0.0
70,000 (2)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	63,830	0.0
70,000 (3)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	65,570	0.0
70,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	66,901	0.0
46,000	Devon Energy Corp., 5.250%, 10/15/2027	46,604	0.0
70,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	59,528	0.0
70,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	66,336	0.0
350,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	323,885	0.1
70,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	66,248	0.0
450,000 (9)	Energy Transfer L.P., 7.125%, 12/31/2199	387,293	0.2
70,000	EnLink Midstream LLC, 5.375%, 06/01/2029	61,375	0.0
70,000 (2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	67,726	0.0
13,000 (2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	12,487	0.0
70,000 (2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	58,755	0.0
70,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	61,592	0.0
70,000 (2)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	60,414	0.0
350,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	309,497	0.1
200,000 (2)	Lukoil Capital DAC, 3.600%, 10/26/2031	109,750	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
70,000	Murphy Oil Corp., 6.375%, 07/15/2028	$65,411	0.0
60,000 (2)	Nabors Industries, Inc., 7.375%, 05/15/2027	57,075	0.0
70,000 (2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	64,854	0.0
70,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	72,227	0.1
425,000	Pertamina Persero PT, 2.300%, 02/09/2031	346,202	0.2
225,000	Petroleos del Peru SA, 4.750%, 06/19/2032	174,291	0.1
425,000	Petroleos Mexicanos, 5.950%, 01/28/2031	312,141	0.1
185,000	Petroleos Mexicanos, 6.700%, 02/16/2032	141,451	0.1
200,000 (2)	Qatar Energy, 3.125%, 07/12/2041	157,342	0.1
70,000 (2)	Strathcona Resources Ltd., 6.875%, 08/01/2026	63,798	0.0
70,000 (2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	56,030	0.0
70,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	57,835	0.0
70,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	59,611	0.0
70,000 (2)	Weatherford International Ltd., 8.625%, 04/30/2030	58,222	0.0
70,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	58,315	0.0
		4,149,748	1.5
	Financial: 1.3%
70,000	Ally Financial, Inc., 5.750%, 11/20/2025	69,075	0.1
292,000	American Express Co., 3.375%, 05/03/2024	290,168	0.1
70,000 (2)	AmWINS Group, Inc., 4.875%, 06/30/2029	57,413	0.0
70,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	59,766	0.0
200,000	Banco Nacional de Panama, 2.500%, 08/11/2030	159,220	0.1
502,000 (9)	Bank of America Corp., 1.530%, 12/06/2025	467,639	0.2
492,000 (9)	Bank of America Corp., 6.125%, 12/31/2199	475,702	0.2
70,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	54,882	0.0
70,000 (2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	61,629	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
407,000 (9)	Capital One Financial Corp., 4.166%, 05/09/2025	$401,307	0.2
135,000 (2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	112,858	0.1
200,000 (2)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	45,000	0.0
70,000 (2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	65,139	0.0
30,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	22,274	0.0
40,000 (2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	33,724	0.0
200,000 (2)(9)	Kookmin Bank, 4.350%, 12/31/2199	191,966	0.1
70,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	53,982	0.0
35,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	30,200	0.0
70,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	55,379	0.0
220,000 (2)(9)	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	221,890	0.1
215,000	Nasdaq, Inc., 3.950%, 03/07/2052	175,228	0.1
70,000	Navient Corp., 4.875%, 03/15/2028	54,814	0.0
70,000	OneMain Finance Corp., 6.625%, 01/15/2028	62,688	0.0
70,000 (2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	53,200	0.0
70,000 (2)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	57,625	0.0
45,000 (9)	Truist Financial Corp., 5.100%, 12/31/2199	40,950	0.0
70,000 (2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	56,234	0.0
70,000 (2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	48,519	0.0
70,000 (2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	56,185	0.0
70,000 (2)	XHR L.P., 4.875%, 06/01/2029	60,156	0.0
		3,594,812	1.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 0.7%
70,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	$59,375	0.0
65,000 (2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	55,167	0.0
70,000 (2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	63,943	0.0
70,000 (2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	59,628	0.0
152,000	FedEx Corp., 4.100%, 02/01/2045	127,613	0.1
70,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	57,979	0.0
70,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	57,860	0.0
70,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	54,763	0.0
70,000 (2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	56,785	0.0
70,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	56,271	0.0
70,000 (2)	Granite US Holdings Corp., 11.000%, 10/01/2027	65,893	0.1
70,000 (2)	II-VI, Inc., 5.000%, 12/15/2029	61,242	0.0
70,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	58,799	0.0
200,000 (2)	Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032	171,517	0.1
70,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	58,121	0.0
200,000 (2)	Klabin Austria GmbH, 5.750%, 04/03/2029	189,341	0.1
70,000 (2)	Koppers, Inc., 6.000%, 02/15/2025	65,115	0.1
225,000 (2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	211,573	0.1
70,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	59,942	0.0
70,000 (2)	PGT Innovations, Inc., 4.375%, 10/01/2029	55,290	0.0
70,000 (2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	59,652	0.0
45,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	36,145	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
20,000 (2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	$14,791	0.0
70,000 (2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	67,502	0.1
65,000	TransDigm, Inc., 5.500%, 11/15/2027	55,360	0.0
80,000 (2)(3)	Vertiv Group Corp., 4.125%, 11/15/2028	65,077	0.0
70,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	55,383	0.0
		2,000,127	0.7
	Technology: 0.3%
70,000 (2)	Castle US Holding Corp., 9.500%, 02/15/2028	59,870	0.1
70,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	59,119	0.0
70,000 (2)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	57,101	0.0
70,000 (2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	57,864	0.0
70,000 (2)	NCR Corp., 5.125%, 04/15/2029	59,351	0.0
70,000 (2)	Open Text Corp., 3.875%, 02/15/2028	62,361	0.1
206,000	Oracle Corp., 3.950%, 03/25/2051	151,621	0.1
70,000 (2)	Playtika Holding Corp., 4.250%, 03/15/2029	57,892	0.0
15,000 (2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	9,823	0.0
70,000 (2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	52,668	0.0
70,000 (2)	Virtusa Corp., 7.125%, 12/15/2028	56,373	0.0
		684,043	0.3
	Utilities: 1.1%
70,000 (2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	63,094	0.0
200,000 (2)	Colbun SA, 3.150%, 03/06/2030	167,268	0.1
475,000 (9)	Dominion Energy, Inc., 4.650%, 12/31/2199	424,478	0.1
264,000 (9)	Duke Energy Corp., 4.875%, 12/31/2199	240,900	0.1
74,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	67,621	0.0
104,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	80,650	0.0
200,000	Inkia Energy Ltd., 5.875%, 11/09/2027	183,400	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
300,000 (2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	$289,123	0.1
334,000 (9)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	310,393	0.1
275,000 (9)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	241,937	0.1
200,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	202,295	0.1
286,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	255,009	0.1
275,000 (9)	Southern Co/The, 4.000%, 01/15/2051	247,219	0.1
203,000	Southern Co/The, 4.475%, 08/01/2024	203,932	0.1
70,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	65,962	0.0
		3,043,281	1.1
	Total Corporate Bonds/ Notes (Cost $28,193,192)	24,089,892	8.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.7%
780,872 (2)(9)	Agate Bay Mortgage Trust 2015-1 B4, 3.694%, 01/25/2045	749,222	0.3
270,844 (2)(9)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	249,890	0.1
198,606 (2)(9)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	195,069	0.1
452,244 (2)(9)	CIM Trust 2019-J1 B2, 3.948%, 08/25/2049	425,350	0.2
115,358 (2)(9)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	109,246	0.0
497,945 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 3.624%, (US0001M + 2.000%), 01/25/2040	490,801	0.2
500,000 (2)	Connecticut Avenue Securities Trust 2022-R06 1M2, 4.798%, (SOFR30A + 3.850%), 05/25/2042	487,658	0.2
800,000 (2)	Connecticut Avenue Securities Trust 2022-R07 1M2, 5.576%, (SOFR30A + 4.650%), 06/25/2042	805,000	0.3
901,822	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.074%, (US0001M + 4.450%), 01/25/2029	940,227	0.3
292,549	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800%), 02/25/2030	293,575	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
582,052	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000%), 03/25/2031	$576,131	0.2
164,636	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 3.874%, (US0001M + 2.250%), 07/25/2030	164,780	0.1
88,797 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.924%, (US0001M + 2.300%), 08/25/2031	88,819	0.0
98,391 (2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.024%, (US0001M + 2.400%), 04/25/2031	97,983	0.0
3,576,664 (10)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	740,070	0.3
928,209 (10)	Fannie Mae REMICS 2005-66 LS, 5.006%, (-1.000*US0001M + 6.630%), 07/25/2035	126,321	0.0
1,300,377 (10)	Fannie Mae REMICS 2008-36 YI, 5.576%, (-1.000*US0001M + 7.200%), 07/25/2036	135,352	0.1
569,233 (10)	Fannie Mae REMICS 2010-59 NS, 4.146%, (-1.000*US0001M + 5.770%), 06/25/2040	63,085	0.0
2,606,510 (10)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	132,126	0.0
3,305,332 (10)	Fannie Mae REMICS 2012-144 SC, 4.476%, (-1.000*US0001M + 6.100%), 01/25/2043	470,340	0.2
1,531,530 (10)	Fannie Mae REMICS 2012-151 WS, 4.576%, (-1.000*US0001M + 6.200%), 03/25/2042	135,003	0.0
3,130,102 (10)	Fannie Mae REMICS 2012-35 LS, 4.976%, (-1.000*US0001M + 6.600%), 04/25/2041	265,865	0.1
4,849,208 (10)	Fannie Mae REMICS 2013-130 SB, 4.426%, (-1.000*US0001M + 6.050%), 01/25/2044	570,380	0.2
2,361,439 (10)	Fannie Mae REMICS 2013-20 SK, 4.576%, (-1.000*US0001M + 6.200%), 05/25/2041	129,438	0.0
3,088,571 (10)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	169,289	0.1
6,586,948 (10)	Fannie Mae REMICS 2014-38 S, 4.476%, (-1.000*US0001M + 6.100%), 07/25/2044	945,247	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
928,336 (10)	Fannie Mae REMICS 2015-65 KI, 5.376%, (-1.000*US0001M + 7.000%), 08/25/2035	$115,980	0.0
7,488,948 (10)	Fannie Mae REMICS 2016-29 SB, 4.426%, (-1.000*US0001M + 6.050%), 05/25/2046	1,151,770	0.4
214,899 (10)	Fannie Mae REMICS 2018-86 DS, 4.476%, (-1.000*US0001M + 6.100%), 12/25/2048	25,572	0.0
209,458 (2)(9)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	198,959	0.1
845,749 (2)(9)	Flagstar Mortgage Trust 2017-1 B3, 3.625%, 03/25/2047	781,761	0.3
452,184 (2)(9)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	442,084	0.2
889,141 (2)(9)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	747,167	0.3
580,478 (2)(9)	Flagstar Mortgage Trust 2021-2 B3, 2.787%, 04/25/2051	448,970	0.2
461,314 (10)	Freddie Mac REMICS 3318 KS, 5.086%, (-1.000*US0001M + 6.410%), 05/15/2037	43,284	0.0
656,818 (10)	Freddie Mac REMICS 3879 SL, 5.276%, (-1.000*US0001M + 6.600%), 01/15/2041	58,631	0.0
2,719,417 (10)	Freddie Mac REMICS 4120 JS, 4.876%, (-1.000*US0001M + 6.200%), 10/15/2032	267,758	0.1
1,523,421 (10)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	50,148	0.0
4,220,499 (10)	Freddie Mac REMICS 4143 MS, 5.376%, (-1.000*US0001M + 6.700%), 12/15/2042	696,186	0.3
2,236,848 (10)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	98,681	0.0
1,542,070 (10)	Freddie Mac REMICS 4517 KI, 0.599%, (-0.357*US0001M + 1.071%), 04/15/2043	15,638	0.0
2,581,043 (10)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	447,749	0.2
1,462,429 (10)	Freddie Mac REMICS 4619 KS, 3.188%, (-1.000*US0001M + 4.250%), 06/15/2039	140,080	0.1
254,657 (2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 3.524%, (US0001M + 1.900%), 01/25/2050	250,305	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 3.176%, (SOFR30A + 2.250%), 08/25/2033	$464,383	0.2
600,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750%), 12/25/2041	498,713	0.2
1,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 3.276%, (SOFR30A + 2.350%), 12/25/2041	866,354	0.3
400,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M1B, 4.276%, (SOFR30A + 3.350%), 05/25/2042	381,035	0.1
15,582	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.524%, (US0001M + 3.900%), 12/25/2027	15,562	0.0
200,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 3.326%, (SOFR30A + 2.400%), 02/25/2042	185,041	0.1
1,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1B, 5.279%, (SOFR30A + 4.500%), 06/25/2042	1,006,898	0.4
913,859 (10)	Ginnie Mae Series 2013-148 DS, 4.171%, (-1.000* US0001M + 5.680%), 10/16/2043	110,969	0.0
5,575,285 (10)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	539,710	0.2
423,524 (10)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	39,435	0.0
5,444,836 (10)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	96,812	0.0
50,400 (2)(9)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	49,665	0.0
275,806 (2)(9)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	266,430	0.1
500,000 (2)	Home RE 2019-1 M2 Ltd., 4.874%, (US0001M + 3.250%), 05/25/2029	496,744	0.2
873,700 (2)(9)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	737,359	0.3
52,290 (2)(9)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	51,840	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
982,164 (2)(9)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	$844,858	0.3
441,967 (2)(9)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	419,474	0.2
850,935 (2)(9)	JP Morgan Mortgage Trust 2017-5 B2, 3.053%, 10/26/2048	830,485	0.3
1,086,476 (2)(9)	JP Morgan Mortgage Trust 2018-3 B2, 3.712%, 09/25/2048	1,001,968	0.4
705,298 (2)(9)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	651,251	0.2
919,870 (2)(9)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	854,180	0.3
147,383 (2)(9)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	144,289	0.1
69,125 (2)(9)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	67,959	0.0
63,103 (2)(9)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	61,953	0.0
19,970 (2)(9)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	19,029	0.0
943,907 (2)(9)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.998%, 10/25/2049	888,021	0.3
29,047 (2)(9)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	28,856	0.0
568,146 (2)(9)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.708%, 12/25/2049	544,070	0.2
185,818 (2)(9)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	175,656	0.1
1,000,000 (2)(9)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	746,329	0.3
457,896 (2)(9)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.319%, 10/25/2048	430,712	0.2
130,677 (2)(9)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	127,753	0.0
400,000 (2)(9)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	277,552	0.1
484,976 (2)(9)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	407,523	0.1
483,285 (2)(9)	RCKT Mortgage Trust 2021-1 B3, 2.722%, 03/25/2051	392,155	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
712,485 (2)(9)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	$600,550	0.2
1,103,883 (2)(9)	Sequoia Mortgage Trust 2019-2 B2, 4.255%, 06/25/2049	1,022,286	0.4
1,105,508 (2)(9)	Sequoia Mortgage Trust 2019-2 B3, 4.255%, 06/25/2049	1,006,154	0.4
95,832 (2)(9)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	88,759	0.0
32,342 (2)(9)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	32,097	0.0
681,174 (2)(9)	Sequoia Mortgage Trust 2021-3 B3, 2.654%, 05/25/2051	548,513	0.2
769,656 (2)(9)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	683,707	0.3
542,488 (2)(9)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	491,813	0.2
	Total Collateralized Mortgage Obligations (Cost $39,359,215)	34,731,892	12.7
U.S. TREASURY OBLIGATIONS: 4.8%
	U.S. Treasury Bonds: 0.3%
1,000	1.250%, 05/15/2050	637	0.0
1,900	1.625%, 11/15/2050	1,337	0.0
646,000	2.250%, 02/15/2052	531,840	0.2
201,000	3.250%, 05/15/2042	196,226	0.1
		730,040	0.3
	U.S. Treasury Notes: 4.5%
942,000	0.250%, 06/15/2024	893,428	0.3
2,300	0.500%, 11/30/2023	2,222	0.0
300	0.750%, 12/31/2023	290	0.0
19,700	0.875%, 01/31/2024	19,066	0.0
87,000	1.125%, 02/15/2031	74,772	0.0
173,200	1.250%, 11/30/2026	160,396	0.1
406,400	1.500%, 01/31/2027	379,500	0.1
167,900	1.500%, 11/30/2028	152,487	0.1
685,000	2.625%, 05/31/2027	672,130	0.2
5,000	2.750%, 04/30/2027	4,933	0.0
511,100	2.750%, 05/31/2029	501,118	0.2
6,694,000	2.875%, 06/15/2025	6,667,852	2.4
1,835,000	3.250%, 06/30/2027	1,853,063	0.7
943,000	3.250%, 06/30/2029	954,272	0.4
		12,335,529	4.5
	Total U.S. Treasury Obligations (Cost $13,147,157)	13,065,569	4.8

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
	Uniform Mortgage-Backed Securities: 4.3%
6,000,000 (11)	4.000%, 07/15/2052	$5,918,320	2.2
5,800,000 (11)	4.500%, 07/15/2052	5,823,789	2.1
	Total U.S. Government Agency Obligations (Cost $11,599,781)	11,742,109	4.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.6%
650,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	533,515	0.2
1,170,000 (2)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	883,496	0.3
1,000,000 (2)(9)	Benchmark 2018-B3 D Mortgage Trust, 3.187%, 04/10/2051	789,836	0.3
12,317,796 (9)(10)	Benchmark 2019-B10 XA Mortgage Trust, 1.386%, 03/15/2062	709,237	0.3
5,486,924 (9)(10)	Benchmark 2020-B17 XA Mortgage Trust, 1.539%, 03/15/2053	369,061	0.1
3,241,018 (9)(10)	Benchmark 2020-B18 XA Mortgage Trust, 1.916%, 07/15/2053	290,201	0.1
2,096,275 (9)(10)	Benchmark 2021-B24 XA Mortgage Trust, 1.271%, 03/15/2054	141,849	0.1
204,000 (2)(12)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	140,828	0.1
16,100,753 (9)(10)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.998%, 12/15/2072	802,972	0.3
130,000 (2)(9)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	121,975	0.0
1,530,000 (9)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.023%, 02/10/2049	1,371,935	0.5
300,000 (2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	211,193	0.1
560,000 (2)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317%), 06/15/2034	526,306	0.2
199,766 (2)(6)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	199,545	0.1
1,000,000 (2)(9)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	824,698	0.3
1,179,655 (9)(10)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.840%, 09/25/2045	164,857	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,454,957 (9)(10)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.697%, 04/25/2030	$142,873	0.1
4,278,894 (9)(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	601,469	0.2
1,697,464 (9)(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.096%, 08/25/2036	165,676	0.1
2,837,168 (2)(10)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	9,724	0.0
1,119,480 (2)(12)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	797,073	0.3
11,795,971 (2)(10)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	36,963	0.0
525,000 (2)(12)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	374,474	0.1
200,000 (2)(12)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	116,871	0.0
2,545,008 (2)(10)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	9,633	0.0
280,000 (2)(10)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	1,340	0.0
147,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	130,743	0.1
166,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	132,938	0.1
126,000 (2)(12)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	106,562	0.0
153,000 (2)(12)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	126,337	0.0
125,000 (2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	106,378	0.0
106,000 (2)(12)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	67,115	0.0
126,000 (2)(12)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	103,965	0.0
125,000 (2)(12)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	98,816	0.0
1,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	777,212	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	$713,290	0.3
238,000 (2)(10)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	196,276	0.1
163,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.820%, 01/29/2052	127,970	0.0
176,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.280%, 01/27/2052	120,647	0.0
92,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 C728, 0.460%, 08/27/2050	80,800	0.0
95,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.640%, 05/27/2048	80,422	0.0
113,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.080%, 11/27/2049	83,970	0.0
80,000 (2)(10)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	60,199	0.0
92,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.500%, 01/27/2052	59,060	0.0
92,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	78,789	0.0
125,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	120,825	0.0
75,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.560%, 10/27/2047	65,106	0.0
95,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.720%, 05/27/2048	78,737	0.0
31,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.180%, 12/27/2045	29,683	0.0
49,000 (2)(13)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	40,938	0.0
492,229 (2)(9)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.541%, 05/10/2045	445,467	0.2
13,644,620 (9)(10)	GS Mortgage Securities Trust 2019-GC39 XA, 1.285%, 05/10/2052	722,611	0.3
770,000 (2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 3.774%, (US0001M + 2.450%), 04/15/2038	714,749	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
200,000 (2)(9)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	$157,457	0.1
25,721,656 (9)(10)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.747%, 06/15/2051	552,755	0.2
182,000 (2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 3.948%, (TSFR1M + 2.500%), 07/15/2036	173,654	0.1
560,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	432,759	0.2
253,862 (2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	235,953	0.1
1,955,000 (2)(9)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,542,113	0.6
7,582,191 (9)(10)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.761%, 11/15/2052	290,670	0.1
600,000	RFM 2022-WF1, 3.750%, 05/27/2027	600,000	0.2
140,000 (2)(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	132,021	0.1
854,142 (2)(9)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.703%, 11/15/2044	851,563	0.3
2,210,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	2,029,504	0.7
1,750,000 (2)(9)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.090%, 06/15/2046	1,535,099	0.6
1,920,000 (9)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,844,841	0.7
	Total Commercial Mortgage-Backed Securities (Cost $27,681,410)	26,185,594	9.6
ASSET-BACKED SECURITIES: 8.0%
	Automobile Asset-Backed Securities: 1.0%
300,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	300,533	0.1
450,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	442,312	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,200,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	$1,176,366	0.4
500,000	GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	495,649	0.2
294,856	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	295,119	0.1
2,846	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,847	0.0
105,245 (2)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	105,221	0.0
		2,818,047	1.0
	Home Equity Asset-Backed Securities: 0.2%
544,359 (2)(9)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	443,457	0.2

	Other Asset-Backed Securities: 6.6%
396,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	385,549	0.1
148,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	139,114	0.0
300,000 (2)	Babson CLO Ltd. 2018-3A C, 2.963%, (US0003M + 1.900%), 07/20/2029	286,959	0.1
750,000 (2)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 2.944%, (US0003M + 1.900%), 07/15/2029	719,629	0.3
400,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A C, 3.384%, (US0003M + 2.200%), 04/25/2034	372,641	0.1
250,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000%), 04/15/2034	230,292	0.1
595,405 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	582,803	0.2
1,000,000 (2)	Dryden Senior Loan Fund 2021-87A C, 3.378%, (US0003M + 1.900%), 05/20/2034	927,885	0.3
389,268 (2)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	372,493	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
750,000 (2)	LCM XV L.P. 15A CR, 3.463%, (US0003M + 2.400%), 07/20/2030	$722,959	0.3
750,000 (2)	LCM XXII Ltd. 22A BR, 3.063%, (US0003M + 2.000%), 10/20/2028	713,335	0.3
950,000 (2)	Magnetite XXVI Ltd. 2020-26A CR, 3.084%, (US0003M + 1.900%), 07/25/2034	887,215	0.3
333,514 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	314,137	0.1
518,614 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	492,909	0.2
750,000 (2)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 3.136%, (US0003M + 2.000%), 04/22/2029	713,974	0.3
1,000,000 (2)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 2.794%, (US0003M + 1.750%), 10/18/2029	943,667	0.3
750,000 (2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 2.944%, (US0003M + 1.900%), 10/16/2033	699,991	0.3
500,000 (2)	NYACK Park CLO Ltd. 2021-1A C, 3.013%, (US0003M + 1.950%), 10/20/2034	465,492	0.2
250,000 (2)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900%), 01/18/2034	234,262	0.1
580,000 (2)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 3.113%, (US0003M + 2.050%), 07/20/2030	549,023	0.2
250,000 (2)	Octagon Loan Funding Ltd. 2014-1A CRR, 3.655%, (US0003M + 2.200%), 11/18/2031	235,792	0.1
550,000 (2)	Shackleton 2019-15A CR CLO Ltd., 3.194%, (US0003M + 2.150%), 01/15/2032	519,234	0.2
500,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 3.363%, (US0003M + 2.300%), 07/20/2030	481,018	0.2
1,000,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	998,374	0.4
163,853 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	163,233	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
100,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	$99,089	0.0
400,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	394,647	0.1
314,637 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	296,646	0.1
600,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 3.544%, (US0003M + 2.500%), 04/15/2035	569,357	0.2
2,000,000 (2)(9)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	1,987,039	0.7
180,000 (2)(9)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	172,648	0.1
1,146,000 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,084,119	0.4
228,750 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	220,732	0.1
		17,976,257	6.6
	Student Loan Asset-Backed Securities: 0.2%
600,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	550,706	0.2
	Total Asset-Backed Securities (Cost $22,827,156)	21,788,467	8.0
SOVEREIGN BONDS: 1.1%
300,000	Brazilian Government International Bond, 3.875%, 06/12/2030	251,784	0.1
275,000	Chile Government International Bond, 2.450%, 01/31/2031	235,168	0.1
250,000	Colombia Government International Bond, 3.875%, 04/25/2027	221,498	0.1
EUR 225,000	Croatia Government International Bond, 1.125%, 06/19/2029	204,419	0.1
200,000 (2)	Dominican Republic International Bond, 4.500%, 01/30/2030	161,114	0.1
175,000 (2)	Dominican Republic International Bond, 6.000%, 02/22/2033	146,223	0.0
350,000 (2)	Egypt Government International Bond, 5.875%, 02/16/2031	218,430	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
275,000 (2)	Hungary Government International Bond, 2.125%, 09/22/2031	$213,152	0.1
131,389	Ivory Coast Government International Bond, 5.750%, 12/31/2032	114,230	0.0
200,000	Mexico Government International Bond, 4.500%, 04/22/2029	194,596	0.1
450,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	385,524	0.1
250,000 (2)	Romanian Government International Bond, 3.625%, 03/27/2032	196,904	0.1
200,000	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	55,000	0.0
200,000	Turkey Government International Bond, 4.875%, 10/09/2026	160,762	0.1
350,000	Ukraine Government International Bond, 7.750%, 09/01/2025	89,250	0.0
	Total Sovereign Bonds (Cost $3,889,545)	2,848,054	1.1
PURCHASED OPTIONS(14): 0.0%
	Total Purchased Options (Cost $142,920)	70,421	0.0
	Total Long-Term Investments (Cost $295,666,776)	271,558,193	99.6
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.7%
30,959 (15)	HSBC Securities USA, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $30,960, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $31,578, due 11/15/23-08/15/51)	30,959	0.0
1,000,000 (15)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,000,044, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,001, due 07/01/22-09/09/49)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (15)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,000,042, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,020,000, due 08/16/22-05/20/52)	$1,000,000	0.4
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $2,030,959)	2,030,959	0.7
	Total Investments in Securities (Cost $297,697,735)	$273,589,152	100.3
	Liabilities in Excess of Other Assets	(929,260)	(0.3)
	Net Assets	$272,659,892	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
Preferred Stock may be called prior to convertible date.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(8)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(9)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

(10)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(11)
Represents or includes a TBA transaction.

(12)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(13)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.

(14)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(15)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR   EU Euro
Reference Rate Abbreviations:
SOFR30A    30-day Secured Overnight Financing Rate
TSFR1M     1-month CME Term Secured Overnight Financing Rate
US0001M     1-month LIBOR
US0003M     3-month LIBOR
Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)

Common Stock	40.0%
Collateralized Mortgage Obligations	12.7%
Mutual Funds	9.8%
Commercial Mortgage-Backed Securities	9.6%
Corporate Bonds/Notes	8.8%
Asset-Backed Securities	8.0%
U.S. Treasury Obligations	4.8%
U.S. Government Agency Obligations	4.3%
Sovereign Bonds	1.1%
Exchange-Traded Funds	0.3%
Preferred Stock	0.2%
Purchased Options	0.0%^
Assets in Excess of Other Liabilities,*	0.4%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,837,691	$1,123,107	$—	$7,960,798
Consumer Discretionary	8,665,709	649,922	—	9,315,631
Consumer Staples	6,610,601	1,119,598	—	7,730,199
Energy	3,972,644	977,495	—	4,950,139
Financials	10,385,052	3,284,206	—	13,669,258
Health Care	15,438,562	1,528,440	—	16,967,002
Industrials	8,026,052	1,543,984	—	9,570,036
Information Technology	25,962,880	171,932	—	26,134,812
Materials	2,542,060	1,200,282	—	3,742,342
Real Estate	4,006,280	638,394	—	4,644,674
Utilities	3,340,995	914,815	—	4,255,810
Total Common Stock	95,788,526	13,152,175	—	108,940,701
Exchange-Traded Funds	938,441	—	—	938,441
Mutual Funds	26,604,955	—	—	26,604,955
Preferred Stock	—	552,098	—	552,098
Purchased Options	—	70,421	—	70,421
Corporate Bonds/Notes	—	24,089,892	—	24,089,892
Collateralized Mortgage Obligations	—	34,731,892	—	34,731,892
Asset-Backed Securities	—	21,788,467	—	21,788,467
U.S. Government Agency Obligations	—	11,742,109	—	11,742,109
Sovereign Bonds	—	2,848,054	—	2,848,054
Commercial Mortgage-Backed Securities	—	25,986,049	199,545	26,185,594
Other	—	—	—	—
U.S. Treasury Obligations	—	13,065,569	—	13,065,569
Short-Term Investments	—	2,030,959	—	2,030,959
Total Investments, at fair value	$123,331,922	$150,057,685	$199,545	$273,589,152
Other Financial Instruments+
Centrally Cleared Swaps	—	49,862	—	49,862
Forward Foreign Currency Contracts	—	1,961,815	—	1,961,815
Futures	371,919	—	—	371,919
Total Assets	$123,703,841	$152,069,362	$199,545	$275,972,748
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(16,769)	$—	$(16,769)
Forward Foreign Currency Contracts	—	(1,995,517)	—	(1,995,517)
Forward Premium Swaptions	—	(85,158)	—	(85,158)
Futures	(565,044)	—	—	(565,044)
Volatility Swaps	—	(14,514)	—	(14,514)
Written Options	—	(219,766)	—	(219,766)
Total Liabilities	$(565,044)	$(2,331,724)	$—	$(2,896,768)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, Voya Balanced Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$—	$—
		$—	$—
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$2,012,032	$44,765	$—	$(457,338)	$1,599,459	$44,765	$—	$—
Voya Floating Rate Fund - Class P	28,239,002	492,626	(9,781,549)	(811,067)	18,139,012	492,626	(781,541)	—
Voya High Yield Bond Fund - Class P	2,391,021	9,214,700	(3,638,503)	(1,100,733)	6,866,484	214,698	(238,503)	—
	$32,642,055	$9,752,091	$(13,420,052)	$(2,369,138)	$26,604,955	$752,089	$(1,020,044)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 509,701	USD 329,339	Bank of America N.A.	07/08/22	$(11,015)
USD 836,018	NZD 1,326,985	Bank of America N.A.	07/08/22	7,275
CHF 1,200,172	USD 1,215,868	Bank of America N.A.	07/08/22	41,637
CHF 772,939	USD 805,506	Bank of America N.A.	07/08/22	4,358
USD 431,372	JPY 56,065,602	Bank of America N.A.	07/08/22	18,050
USD 930,755	GBP 737,019	Bank of America N.A.	07/08/22	33,518
GBP 748,898	USD 941,717	Bank of America N.A.	07/08/22	(30,018)
USD 1,210,326	CHF 1,158,366	Bank of America N.A.	07/08/22	(3,378)
USD 407,790	JPY 52,370,174	Bank of America N.A.	07/08/22	21,712
USD 403,188	JPY 51,572,064	Bank of America N.A.	07/08/22	22,993
NZD 2,385,449	USD 1,545,246	Bank of America N.A.	07/08/22	(55,460)
CAD 3,728,553	USD 2,950,084	Bank of America N.A.	07/08/22	(53,463)
USD 298,429	NZD 467,812	Bank of America N.A.	07/08/22	6,266
JPY 214,564,916	USD 1,653,488	Bank of America N.A.	07/08/22	(71,694)
USD 698,804	SEK 6,950,370	Bank of America N.A.	07/08/22	19,281
USD 431,372	JPY 56,197,822	Bank of America N.A.	07/08/22	17,076
USD 1,206,413	CAD 1,560,157	Bank of America N.A.	07/08/22	(5,635)
NOK 5,978,758	USD 619,381	Bank of America N.A.	07/08/22	(12,335)
NOK 15,493,063	USD 1,641,736	Bank of America N.A.	07/08/22	(68,667)
USD 851,802	JPY 112,195,624	Bank of America N.A.	07/08/22	24,685
USD 706,809	SEK 6,991,541	Bank of America N.A.	07/08/22	23,262
USD 1,507,532	NZD 2,339,471	Bank of America N.A.	07/08/22	46,460
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 328,170	JPY 44,362,457	Bank of America N.A.	07/08/22	$1,125
USD 960,877	CHF 954,545	Bank of America N.A.	07/08/22	(39,268)
USD 1,483,932	SEK 14,622,666	Bank of America N.A.	07/08/22	54,307
USD 2,232,328	JPY 300,877,672	Bank of America N.A.	07/08/22	14,228
EUR 1,122,024	USD 1,185,785	Bank of America N.A.	07/08/22	(9,635)
SEK 15,968,515	USD 1,647,767	Bank of America N.A.	07/08/22	(86,562)
SEK 7,995,831	USD 793,540	Bank of America N.A.	07/08/22	(11,806)
JPY 63,332,547	USD 466,137	BNP Paribas	07/08/22	757
CHF 2,359,453	USD 2,467,271	BNP Paribas	07/08/22	4,897
USD 1,256,081	CHF 1,207,356	BNP Paribas	07/08/22	(8,953)
JPY 49,847,211	USD 372,496	BNP Paribas	07/08/22	(5,017)
EUR 1,149,580	USD 1,211,228	BNP Paribas	07/08/22	(6,194)
JPY 120,739,672	USD 912,156	BNP Paribas	07/08/22	(22,051)
AUD 1,279,006	USD 902,818	BNP Paribas	07/08/22	(19,957)
JPY 117,179,657	USD 862,955	BNP Paribas	07/08/22	905
JPY 79,150,186	USD 581,478	BNP Paribas	07/08/22	2,025
CAD 3,041,448	USD 2,372,259	BNP Paribas	07/08/22	(9,433)
EUR 1,971,091	USD 2,078,371	BNP Paribas	07/08/22	(12,197)
USD 1,435,459	SEK 14,495,160	BNP Paribas	07/08/22	18,299
USD 1,061,355	JPY 137,657,372	BNP Paribas	07/08/22	46,531
USD 1,498,819	CHF 1,447,694	BNP Paribas	07/08/22	(18,034)
EUR 1,032,500	USD 1,105,867	BNP Paribas	07/08/22	(23,560)
USD 1,100,136	EUR 1,048,774	BNP Paribas	07/08/22	770
USD 290,838	JPY 39,309,568	BNP Paribas	07/08/22	1,044
USD 948,358	AUD 1,367,176	BNP Paribas	07/08/22	4,636
AUD 1,342,183	USD 947,732	BNP Paribas	07/08/22	(21,262)
JPY 44,952,527	USD 340,615	BNP Paribas	07/08/22	(9,221)
USD 944,781	GBP 765,675	BNP Paribas	07/08/22	12,658
EUR 2,067,036	USD 2,220,699	BNP Paribas	07/08/22	(53,952)
USD 786,817	EUR 751,955	BNP Paribas	07/08/22	(1,412)
USD 225,688	EUR 213,223	BNP Paribas	07/08/22	2,180
GBP 685,430	USD 835,722	BNP Paribas	07/08/22	(1,288)
CHF 706,822	USD 728,985	BNP Paribas	07/08/22	11,603
USD 725,684	AUD 1,035,020	BNP Paribas	07/08/22	11,240
USD 1,196,727	EUR 1,129,940	BNP Paribas	07/08/22	12,280
JPY 105,955,942	USD 831,096	BNP Paribas	07/08/22	(49,978)
JPY 16,147,971	USD 122,660	BNP Paribas	07/08/22	(3,615)
GBP 872,712	USD 1,094,389	BNP Paribas	07/08/22	(31,960)
EUR 1,175,976	USD 1,259,529	BNP Paribas	07/08/22	(26,825)
USD 2,476,096	EUR 2,308,909	BNP Paribas	07/08/22	55,808
USD 851,802	JPY 112,864,443	BNP Paribas	07/08/22	19,754
GBP 856,833	USD 1,077,999	BNP Paribas	07/08/22	(34,900)
JPY 111,710,393	USD 844,695	BNP Paribas	07/08/22	(21,155)
USD 720,958	AUD 1,020,883	BNP Paribas	07/08/22	16,272
AUD 1,035,997	USD 721,536	BNP Paribas	07/08/22	(6,417)
JPY 51,061,181	USD 404,424	BNP Paribas	07/08/22	(27,996)
USD 1,090,896	GBP 885,963	BNP Paribas	07/08/22	12,337
JPY 104,484,886	USD 816,391	BNP Paribas	07/08/22	(46,118)
USD 482,945	JPY 65,718,179	BNP Paribas	07/08/22	(1,536)
USD 1,087,909	EUR 1,024,729	BNP Paribas	07/08/22	13,748
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 108,640,602	USD 802,531	BNP Paribas	07/08/22	$(1,621)
CHF 1,128,354	USD 1,180,914	BNP Paribas	07/08/22	1,343
JPY 99,504,918	USD 727,614	BNP Paribas	07/08/22	5,946
USD 1,058,865	EUR 1,013,747	BNP Paribas	07/08/22	(3,785)
USD 884,650	AUD 1,231,876	BNP Paribas	07/08/22	34,321
USD 589,643	EUR 548,321	BNP Paribas	07/08/22	14,871
EUR 1,135,019	USD 1,194,826	BNP Paribas	07/08/22	(5,054)
GBP 1,570,976	USD 1,914,710	BNP Paribas	07/08/22	(2,223)
USD 1,791,602	EUR 1,678,960	BNP Paribas	07/08/22	31,651
USD 744,399	AUD 1,047,599	BNP Paribas	07/08/22	21,271
EUR 1,032,178	USD 1,091,794	BNP Paribas	07/08/22	(9,824)
USD 1,612,504	NZD 2,493,743	BNP Paribas	07/08/22	55,085
USD 15,221	TRY 274,672	BNP Paribas	07/29/22	(986)
IDR 87,562,411	USD 6,068	BNP Paribas	08/05/22	(216)
EUR 2,531	USD 2,687	Brown Brothers Harriman & Co.	07/08/22	(33)
JPY 51,697,016	USD 405,941	Citibank N.A.	07/08/22	(24,825)
USD 810,978	JPY 103,322,560	Citibank N.A.	07/08/22	49,274
USD 492,035	AUD 693,380	Citibank N.A.	07/08/22	13,414
USD 729,756	JPY 99,507,973	Citibank N.A.	07/08/22	(3,827)
USD 1,051,996	CHF 1,007,501	Citibank N.A.	07/08/22	(3,634)
PEN 252,020	USD 66,558	Citibank N.A.	08/05/22	(967)
CAD 1,570,495	USD 1,249,618	Goldman Sachs & Co.	07/08/22	(29,539)
USD 1,242,326	CAD 1,564,499	Goldman Sachs & Co.	07/08/22	26,905
USD 1,270,782	NOK 12,306,886	Goldman Sachs & Co.	07/08/22	21,217
AUD 1,057,846	USD 733,211	Goldman Sachs & Co.	07/08/22	(3,010)
SEK 13,999,480	USD 1,413,618	Goldman Sachs & Co.	07/08/22	(44,920)
NOK 7,277,691	USD 743,464	Goldman Sachs & Co.	07/08/22	(4,532)
CHF 909,369	USD 944,112	Goldman Sachs & Co.	07/08/22	8,699
USD 917,772	NZD 1,422,984	Goldman Sachs & Co.	07/08/22	29,075
NOK 6,104,519	USD 619,371	Goldman Sachs & Co.	07/08/22	444
USD 663,254	SEK 6,659,400	Goldman Sachs & Co.	07/08/22	12,179
USD 669,164	NOK 6,625,329	Goldman Sachs & Co.	07/08/22	(3,530)
SEK 4,850,716	USD 494,810	Goldman Sachs & Co.	07/08/22	(20,567)
USD 209,070	NOK 1,981,545	Goldman Sachs & Co.	07/08/22	7,876
SEK 2,882,526	USD 281,777	Goldman Sachs & Co.	07/08/22	41
SEK 15,372,997	USD 1,566,446	Goldman Sachs & Co.	07/08/22	(63,463)
USD 333,537	SEK 3,388,273	Goldman Sachs & Co.	07/08/22	2,273
USD 835,259	JPY 112,097,580	Goldman Sachs & Co.	07/08/22	8,864
CHF 1,976,291	USD 2,063,343	Goldman Sachs & Co.	07/08/22	7,358
SEK 7,415,116	USD 735,780	Goldman Sachs & Co.	07/08/22	(10,821)
USD 364,546	JPY 49,552,174	Goldman Sachs & Co.	07/08/22	(758)
NOK 13,914,817	USD 1,483,235	Goldman Sachs & Co.	07/08/22	(70,411)
USD 826,944	NOK 8,018,671	Goldman Sachs & Co.	07/08/22	12,778
USD 889,760	SEK 8,731,998	Goldman Sachs & Co.	07/08/22	36,052
USD 1,176,386	CHF 1,125,860	Goldman Sachs & Co.	07/08/22	(3,258)
ZAR 50,210	USD 3,256	Goldman Sachs & Co.	07/29/22	(178)
PLN 475	USD 110	Goldman Sachs & Co.	07/29/22	(5)
CLP 2,819,558	USD 3,432	Goldman Sachs & Co.	08/05/22	(382)
COP 1,245,879	USD 325	Goldman Sachs & Co.	08/05/22	(27)
NOK 6,679,779	USD 672,010	Goldman Sachs International	07/08/22	6,213
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 7,663,052	USD 753,459	Goldman Sachs International	07/08/22	$(4,259)
USD 942,196	GBP 758,678	Morgan Stanley Capital Services LLC	07/01/22	18,657
USD 2,197,933	EUR 2,044,873	Morgan Stanley Capital Services LLC	07/08/22	54,418
USD 1,107,353	CAD 1,426,575	Morgan Stanley Capital Services LLC	07/08/22	(918)
JPY 147,104,452	USD 1,101,456	Morgan Stanley Capital Services LLC	07/08/22	(16,987)
USD 1,657,769	GBP 1,341,697	Morgan Stanley Capital Services LLC	07/08/22	24,405
NZD 1,114,180	USD 700,995	Morgan Stanley Capital Services LLC	07/08/22	(5,155)
USD 1,492,617	NZD 2,358,162	Morgan Stanley Capital Services LLC	07/08/22	19,873
CAD 3,004,063	USD 2,324,954	Morgan Stanley Capital Services LLC	07/08/22	8,830
USD 1,066,877	EUR 1,008,437	Morgan Stanley Capital Services LLC	07/08/22	9,794
NZD 1,483,192	USD 949,617	Morgan Stanley Capital Services LLC	07/08/22	(23,318)
USD 1,604,185	NZD 2,448,180	Morgan Stanley Capital Services LLC	07/08/22	75,221
NZD 1,247,292	USD 784,347	Morgan Stanley Capital Services LLC	07/08/22	(5,375)
AUD 1,741,840	USD 1,235,946	Morgan Stanley Capital Services LLC	07/08/22	(33,604)
USD 1,154,103	NOK 11,024,234	Morgan Stanley Capital Services LLC	07/08/22	34,771
USD 1,627,033	JPY 221,512,248	Morgan Stanley Capital Services LLC	07/08/22	(5,978)
CAD 1,541,705	USD 1,206,008	Morgan Stanley Capital Services LLC	07/08/22	(8,295)
USD 1,588,333	SEK 15,512,750	Morgan Stanley Capital Services LLC	07/08/22	71,687
USD 1,024,827	CAD 1,296,389	Morgan Stanley Capital Services LLC	07/08/22	17,694
USD 1,073,088	GBP 858,436	Morgan Stanley Capital Services LLC	07/08/22	28,039
GBP 852,291	USD 1,074,483	Morgan Stanley Capital Services LLC	07/08/22	(36,915)
USD 1,044,177	JPY 135,713,536	Morgan Stanley Capital Services LLC	07/08/22	43,683
JPY 131,200,071	USD 1,021,106	Morgan Stanley Capital Services LLC	07/08/22	(53,886)
AUD 1,174,924	USD 813,809	Morgan Stanley Capital Services LLC	07/08/22	(2,792)
USD 1,539,664	NOK 14,562,373	Morgan Stanley Capital Services LLC	07/08/22	61,092
NZD 1,360,396	USD 865,241	Morgan Stanley Capital Services LLC	07/08/22	(15,631)
AUD 1,947,294	USD 1,399,648	Morgan Stanley Capital Services LLC	07/08/22	(55,487)
USD 934,260	GBP 760,965	Morgan Stanley Capital Services LLC	07/08/22	7,870
SEK 15,362,885	USD 1,572,203	Morgan Stanley Capital Services LLC	07/08/22	(70,209)
USD 1,082,721	GBP 864,626	Morgan Stanley Capital Services LLC	07/08/22	30,137
CHF 999,365	USD 1,013,766	Morgan Stanley Capital Services LLC	07/08/22	33,341
USD 912,781	JPY 116,548,945	Morgan Stanley Capital Services LLC	07/08/22	53,571
USD 421,565	GBP 337,883	Morgan Stanley Capital Services LLC	07/08/22	10,230
USD 1,165,814	CAD 1,496,840	Morgan Stanley Capital Services LLC	07/08/22	2,955
CAD 1,498,586	USD 1,170,756	Morgan Stanley Capital Services LLC	07/08/22	(6,541)
NZD 1,149,608	USD 723,957	Morgan Stanley Capital Services LLC	07/08/22	(5,991)
USD 829,603	JPY 105,756,337	Morgan Stanley Capital Services LLC	07/08/22	49,957
USD 988,364	CHF 957,802	Morgan Stanley Capital Services LLC	07/08/22	(15,194)
GBP 758,678	USD 942,239	Morgan Stanley Capital Services LLC	07/08/22	(18,634)
USD 1,137,517	CAD 1,465,343	Morgan Stanley Capital Services LLC	07/08/22	(872)
CAD 1,354,566	USD 1,054,589	Morgan Stanley Capital Services LLC	07/08/22	(2,260)
USD 1,133,065	EUR 1,083,343	Morgan Stanley Capital Services LLC	07/08/22	(2,538)
USD 1,202,719	CAD 1,536,750	Morgan Stanley Capital Services LLC	07/08/22	8,855
CHF 709,159	USD 743,080	Morgan Stanley Capital Services LLC	07/08/22	(44)
USD 2,383,950	CAD 3,055,419	Morgan Stanley Capital Services LLC	07/08/22	10,270
EUR 1,164,408	USD 1,250,414	Morgan Stanley Capital Services LLC	07/08/22	(29,836)
USD 849,765	GBP 692,300	Morgan Stanley Capital Services LLC	07/08/22	6,968
USD 1,583,425	SEK 15,500,359	Morgan Stanley Capital Services LLC	07/08/22	67,990
USD 419,704	JPY 55,152,994	Morgan Stanley Capital Services LLC	07/08/22	13,111
USD 918,753	NZD 1,416,812	Morgan Stanley Capital Services LLC	07/08/22	33,910
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,522,360	CAD 1,943,245	Morgan Stanley Capital Services LLC	07/08/22	$12,701
USD 1,443,103	AUD 1,987,271	Morgan Stanley Capital Services LLC	07/08/22	71,347
BRL 3,379	USD 694	Morgan Stanley Capital Services LLC	08/05/22	(55)
USD 757	MXN 14,950	Morgan Stanley Capital Services LLC	08/05/22	18
GBP 758,678	USD 934,304	Standard Chartered Bank	07/01/22	(10,765)
SEK 2,250,427	USD 230,790	Standard Chartered Bank	07/08/22	(10,770)
USD 719,587	AUD 1,031,288	Standard Chartered Bank	07/08/22	7,719
USD 395,809	CAD 503,636	Standard Chartered Bank	07/08/22	4,546
USD 411,673	JPY 53,061,146	Standard Chartered Bank	07/08/22	20,500
CAD 109,344	USD 85,117	Standard Chartered Bank	07/08/22	(170)
JPY 232,750,545	USD 1,733,690	Standard Chartered Bank	07/08/22	(17,830)
EUR 804,201	USD 841,538	Standard Chartered Bank	07/08/22	1,457
USD 721,923	NZD 1,144,125	Standard Chartered Bank	07/08/22	7,382
JPY 56,736,009	USD 424,997	Standard Chartered Bank	07/08/22	(6,733)
SEK 6,589,924	USD 656,223	Standard Chartered Bank	07/08/22	(11,941)
USD 1,388,906	CAD 1,789,299	State Street Bank and Trust Co.	07/08/22	(1,157)
USD 425,446	JPY 56,428,130	State Street Bank and Trust Co.	07/08/22	9,452
NOK 6,292,067	USD 644,395	State Street Bank and Trust Co.	07/08/22	(5,538)
USD 399,393	JPY 54,464,071	State Street Bank and Trust Co.	07/08/22	(2,122)
GBP 1,363,675	USD 1,668,217	State Street Bank and Trust Co.	07/08/22	(8,097)
USD 1,226,653	CHF 1,188,771	State Street Bank and Trust Co.	07/08/22	(18,908)
NZD 1,119,155	USD 715,808	State Street Bank and Trust Co.	07/08/22	(16,861)
NZD 1,064,096	USD 692,149	State Street Bank and Trust Co.	07/08/22	(27,589)
GBP 345,038	USD 431,491	State Street Bank and Trust Co.	07/08/22	(11,447)
NZD 2,668,725	USD 1,738,836	State Street Bank and Trust Co.	07/08/22	(72,135)
AUD 1,018,382	USD 715,894	State Street Bank and Trust Co.	07/08/22	(12,934)
JPY 117,112,976	USD 921,830	State Street Bank and Trust Co.	07/08/22	(58,462)
USD 1,006,790	CHF 1,005,669	State Street Bank and Trust Co.	07/08/22	(46,921)
USD 422,752	JPY 54,870,993	State Street Bank and Trust Co.	07/08/22	18,237
				$(33,702)

At June 30, 2022, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	83	09/21/22	$9,838,094	$(101,107)
U.S. Treasury 2-Year Note	212	09/30/22	44,523,313	(204,835)
U.S. Treasury 5-Year Note	278	09/30/22	31,205,500	(259,102)
			$85,566,907	$(565,044)
Short Contracts:
U.S. Treasury Long Bond	(67)	09/21/22	(9,287,875)	150,611
U.S. Treasury Ultra 10-Year Note	(74)	09/21/22	(9,425,750)	160,971
U.S. Treasury Ultra Long Bond	(28)	09/21/22	(4,321,625)	60,337
			$(23,035,250)	$371,919
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD 1,140,000	$(12,630)	$17,657
					$(12,630)	$17,657

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD 1,013,100	$5,620	$5,620
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD 1,067,000	11,631	11,631
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD 1,013,100	14,954	14,954
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD 405,300	(5,699)	(5,699)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD 607,900	(11,070)	(11,070)
							$15,436	$15,436
At June 30, 2022, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	5.650%	BNP Paribas	11/03/22	USD	1,781,500	$(14,514)	$(14,514)
							$(14,514)	$(14,514)
At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price(6)	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25	USD 96,000	$7,200	$694
					$7,200	$694
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 855,000	$42,408	$19,481
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650	USD 8,843,000	62,944	37,887
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640	USD 4,144,000	30,368	12,359
					$135,720	$69,727
At June 30, 2022, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call USD vs. Put JPY	BNP Paribas	08/11/22	129.500	USD 1,981,000	$41,967	$(94,086)
Put USD vs. Call JPY	BNP Paribas	08/11/22	129.500	USD 1,981,000	41,967	(10,527)
					$83,934	$(104,613)
At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 1,106,500	$11,757	$(27,674)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 3,319,500	35,062	(83,023)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 3,319,500	35,062	(3,342)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 1,106,500	11,757	(1,114)
							$93,638	$(115,153)
At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(5)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 1,676,000	$(293,300)	$(13,526)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 1,676,000	(293,719)	(13,336)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 4,989,400	(898,092)	(58,296)
							$(1,485,111)	$(85,158)

(1)
Payments made at maturity date.

(2)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(4)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(5)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

(6)
The Portfolio will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6290 and the USD/JPY exchange rate is less than or equal to 105.250 at expiration.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Abbreviations
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
COP	–	Colombian Peso
EUR	–	EU Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Nuevo Sol
PLN	–	Polish Zloty
SEK	–	Swedish Krona
TRY	–	Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$70,421
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,961,815
Interest rate contracts	Variation margin receivable on futures contracts**	371,919
Credit contracts	Variation margin receivable on centrally cleared swaps**	17,657
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	32,205
Total Asset Derivatives		$2,454,017
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,995,517
Interest rate contracts	Variation margin payable on futures contracts**	565,044
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	14,514
Interest rate contracts	Unrealized depreciation on OTC forward premium swaptions	85,158
Interest rate contracts	Variation margin payable on centrally cleared swaps**	16,769
Foreign exchange contracts	Written options, at fair value	104,613
Interest rate contracts	Written options, at fair value	115,153
Total Liability Derivatives		$2,896,768

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$130,280	$—	$130,280
Equity contracts	25,081	—	439	–	(71,229)	(45,709)
Foreign exchange contracts	84,314	(175,392)	—	34,202	192,191	135,315
Interest rate contracts	15,554	—	(2,194,730)	(850,939)	721,902	(2,308,213)
Total	$124,949	$(175,392)	$(2,194,291)	$(686,457)	$842,864	$(2,088,327)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$10,676	$—	$10,676
Equity contracts	70,897	—	—	—	(62,433)	8,464
Foreign exchange contracts	(72,499)	(3,046)	—	1,996	(20,679)	(94,228)
Interest rate contracts	(85,158)	—	(153,082)	17,231	(28,865)	(249,874)
Total	$(86,760)	$(3,046)	$(153,082)	$29,903	$(111,977)	$(324,962)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized apppreciation (depreciation) on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	Barclays Bank PLC	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman	Citibank N.A.	Goldman Sachs & Co.	Goldman Sachs International	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$19,481	$—	$—	$—	$—	$37,887	$13,053	$—	$70,421
Forward foreign currency contracts	—	356,233	412,232	—	62,688	173,761	6,213	881,395	41,604	27,689	1,961,815
Total Assets	$—	$356,233	$431,713	$—	$62,688	$173,761	$6,213	$919,282	$54,657	$27,689	$2,032,236
Liabilities:
Forward foreign currency contracts	$—	$458,936	$486,740	$33	$33,253	$255,401	$4,259	$416,515	$58,209	$282,171	$1,995,517
Forward premium swaptions	85,158	—	—	—	—	—	—	—	—	—	85,158
Volatility Swaps	—	—	14,514	—	—	—	—	—	—	—	14,514
Written options	—	—	107,955	—	—		111,811	—	—	—	219,766
Total Liabilities	$85,158	$458,936	$609,209	$33	$33,253	$255,401	$116,070	$416,515	$58,209	$282,171	$2,314,955
Net OTC derivative instruments by counterparty, at fair value	$(85,158)	$(102,703)	$(177,496)	$(33)	$29,435	$(81,640)	$(109,857)	$502,767	$(3,552)	$(254,482)	$(282,719)
Total collateral pledged by the Portfolio/(Received from counterparty)(2)	$—	$—	$177,496	$—	$—	$—	$—	$(460,000)	$—	$—	$(282,504)
Net Exposure(1)	$(85,158)	$(102,703)	$—	$(33)	$29,435	$(81,640)	$(109,857)	$42,767	$(3,552)	$(254,482)	$(565,223)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2022, the Portfolio pledged $260,000 in cash collateral to BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was 298,309,547.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,786,884
Gross Unrealized Depreciation	(35,833,288)
Net Unrealized Depreciation	$(25,046,404)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.9%
	Basic Materials: 6.5%
350,000 (1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$279,930	0.1
1,050,000 (1)(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	730,772	0.2
975,000 (1)(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	862,105	0.2
750,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	662,890	0.2
1,325,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	919,932	0.2
1,000,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	906,035	0.2
1,225,000 (1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	987,152	0.2
1,150,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,030,541	0.3
1,100,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	985,358	0.2
2,175,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,823,237	0.5
1,150,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	910,001	0.2
1,600,000 (1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,346,384	0.3
1,600,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,282,488	0.3
1,650,000 (1)(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,392,418	0.3
1,060,000 (1)	Mineral Resources Ltd., 8.000%, 11/01/2027	1,036,150	0.3
1,375,000 (1)	Novelis Corp., 3.875%, 08/15/2031	1,061,294	0.3
350,000 (1)	Novelis Corp., 4.750%, 01/30/2030	291,581	0.1
1,225,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,037,881	0.3
1,525,000 (2)	Olin Corp., 5.000%, 02/01/2030	1,319,743	0.3
700,000	Olin Corp., 5.125%, 09/15/2027	644,707	0.2
1,400,000 (1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	974,750	0.2
1,700,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,515,253	0.4
1,475,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,257,622	0.3
1,250,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	895,769	0.2
1,550,000 (1)	Tronox, Inc., 4.625%, 03/15/2029	1,249,680	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,275,000 (1)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	$900,589	0.2
		26,304,262	6.5
	Communications: 15.6%
1,200,000 (1)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	998,196	0.3
1,800,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	1,280,979	0.3
1,700,000 (1)	Altice France SA/France, 5.500%, 10/15/2029	1,303,874	0.3
1,225,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	1,129,634	0.3
1,525,000 (2)	AMC Networks, Inc., 4.250%, 02/15/2029	1,240,229	0.3
1,650,000 (1)	Audacy Capital Corp., 6.500%, 05/01/2027	984,028	0.2
1,650,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,240,016	0.3
1,475,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,144,563	0.3
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,626,170	0.4
1,075,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	995,617	0.3
1,775,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,680,907	0.4
975,000 (1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	703,979	0.2
825,000 (1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	602,370	0.2
575,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	498,488	0.1
325,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	240,717	0.1
675,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	546,412	0.1
1,375,000 (1)(2)	CommScope, Inc., 7.125%, 07/01/2028	1,047,062	0.3
2,000,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,804,010	0.4
1,650,000 (1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,108,429	0.3
575,000	CSC Holdings LLC, 5.250%, 06/01/2024	538,482	0.1
2,975,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,172,434	0.5
450,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	376,938	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
2,375,000 (1)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	$2,033,724	0.5
1,700,000	DISH DBS Corp., 5.125%, 06/01/2029	1,038,360	0.3
500,000 (1)	DISH DBS Corp., 5.250%, 12/01/2026	392,858	0.1
775,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	575,271	0.1
860,000	DISH DBS Corp., 7.375%, 07/01/2028	587,230	0.1
1,150,000	Embarq Corp., 7.995%, 06/01/2036	866,163	0.2
1,400,000 (1)	GCI LLC, 4.750%, 10/15/2028	1,215,037	0.3
1,625,000 (1)(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,305,533	0.3
455,000 (2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	404,650	0.1
500,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	428,650	0.1
1,725,000 (2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,374,515	0.3
1,200,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	961,254	0.2
900,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	753,215	0.2
1,440,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,347,098	0.3
1,415,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,148,520	0.3
1,475,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	1,192,777	0.3
720,000	Netflix, Inc., 5.875%, 11/15/2028	705,751	0.2
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	1,200,496	0.3
950,000 (4)	Paramount Global, 6.250%, 02/28/2057	833,036	0.2
1,875,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,454,400	0.4
450,000 (1)(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	359,449	0.1
1,300,000 (1)(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,139,756	0.3
635,000 (1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	504,507	0.1
860,000 (1)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	634,331	0.2
1,000,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	929,855	0.2
1,300,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,033,838	0.3
2,325,000	Sprint Corp., 7.125%, 06/15/2024	2,393,239	0.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
675,000	Sprint Corp., 7.625%, 03/01/2026	$712,676	0.2
1,275,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,028,064	0.3
725,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	548,923	0.1
825,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	639,437	0.2
475,000 (1)(2)	Univision Communications, Inc., 4.500%, 05/01/2029	399,075	0.1
2,175,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,074,950	0.5
1,100,000 (1)	Urban One, Inc., 7.375%, 02/01/2028	943,349	0.2
1,250,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	1,012,711	0.3
250,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	216,632	0.1
625,000 (1)	ViaSat, Inc., 6.500%, 07/15/2028	431,297	0.1
1,150,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	965,236	0.2
2,100,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,740,698	0.4
1,200,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	972,000	0.2
1,925,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,395,250	0.3
		63,157,345	15.6
	Consumer, Cyclical: 22.2%
1,175,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	946,739	0.2
1,600,000 (1)	Academy Ltd., 6.000%, 11/15/2027	1,464,712	0.4
1,475,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,374,014	0.3
1,575,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,384,606	0.3
1,825,000 (1)	Affinity Gaming, 6.875%, 12/15/2027	1,535,318	0.4
325,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	261,046	0.1
1,400,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,304,667	0.3
886,864	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	787,417	0.2
2,050,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	1,757,198	0.4
1,350,000 (1)	Arko Corp., 5.125%, 11/15/2029	1,024,498	0.3
760,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	660,353	0.2
300,000 (1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	248,304	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
750,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	$617,584	0.2
1,625,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,302,917	0.3
162,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	164,601	0.0
300,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	184,891	0.0
1,675,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,306,843	0.3
1,150,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,112,182	0.3
575,000 (1)	Carnival Corp., 6.000%, 05/01/2029	405,967	0.1
1,700,000 (1)(2)	Carnival Corp., 7.625%, 03/01/2026	1,320,687	0.3
575,000 (1)	Carnival Corp., 9.875%, 08/01/2027	561,723	0.1
1,325,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,208,139	0.3
1,100,000 (1)	Century Communities, Inc., 3.875%, 08/15/2029	862,301	0.2
1,125,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,137,939	0.3
1,025,000 (1)(2)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	727,018	0.2
325,000 (2)	Delta Air Lines, Inc., 7.375%, 01/15/2026	325,356	0.1
1,925,000 (1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,482,981	0.4
1,000,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	758,380	0.2
1,600,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,365,440	0.3
250,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	194,560	0.1
1,100,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	971,723	0.2
1,300,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,191,854	0.3
950,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	853,674	0.2
1,350,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,345,788	0.3
1,400,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,027,670	0.3
1,250,000 (1)	Gap, Inc./The, 3.875%, 10/01/2031	874,412	0.2
800,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	792,916	0.2
1,075,000 (2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	865,735	0.2
1,300,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,156,770	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,575,000 (1)	Interface, Inc., 5.500%, 12/01/2028	$1,336,374	0.3
1,900,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,724,411	0.4
1,300,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	838,941	0.2
1,550,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,184,177	0.3
1,250,000 (1)	LGI Homes, Inc, 4.000%, 07/15/2029	934,912	0.2
1,300,000 (1)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	1,116,641	0.3
1,500,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,174,373	0.3
400,000	M/I Homes, Inc., 3.950%, 02/15/2030	302,193	0.1
1,050,000	M/I Homes, Inc., 4.950%, 02/01/2028	893,985	0.2
575,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	410,544	0.1
275,000 (1)(2)	Macy’s Retail Holdings LLC, 5.875%, 03/15/2030	231,220	0.1
850,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	711,595	0.2
725,000	Mattel, Inc., 5.450%, 11/01/2041	637,781	0.2
1,500,000 (1)(2)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	907,552	0.2
1,550,000 (1)	Meritor, Inc., 4.500%, 12/15/2028	1,494,558	0.4
165,000	MGM Resorts International, 5.500%, 04/15/2027	148,302	0.0
1,300,000 (1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,061,626	0.3
925,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	834,262	0.2
250,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	245,408	0.1
1,070,000 (1)	NCL Corp. Ltd., 7.750%, 02/15/2029	818,978	0.2
875,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	637,774	0.2
1,000,000 (1)(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	760,180	0.2
900,000 (1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	790,848	0.2
2,000,000 (1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,805,510	0.4
1,019,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	995,084	0.2
1,625,000 (1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,234,697	0.3
2,775,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,023,835	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
305,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	$302,363	0.1
679,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	699,346	0.2
1,475,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,256,066	0.3
875,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	822,382	0.2
600,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	615,948	0.2
1,300,000 (1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,020,851	0.3
1,575,000 (1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,325,525	0.3
1,525,000 (1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,183,636	0.3
1,875,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,527,281	0.4
550,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	432,625	0.1
1,300,000 (1)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,027,527	0.3
2,300,000 (1)(2)	Staples, Inc., 10.750%, 04/15/2027	1,524,245	0.4
1,775,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,501,739	0.4
1,375,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,203,125	0.3
1,200,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	998,244	0.2
1,225,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	921,531	0.2
1,225,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,140,120	0.3
450,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	398,124	0.1
1,175,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	1,000,742	0.3
195,000 (1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	181,858	0.0
1,700,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	1,283,296	0.3
1,850,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,384,618	0.3
550,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	564,393	0.1
1,190,000 (1)	Wheel Pros, Inc., 6.500%, 05/15/2029	842,574	0.2
1,200,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	961,656	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
600,000 (1)(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	$500,427	0.1
975,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	914,750	0.2
550,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	469,667	0.1
1,450,000 (1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,165,322	0.3
675,000 (1)(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	579,039	0.1
		89,873,704	22.2
	Consumer, Non-cyclical: 14.2%
1,375,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,286,766	0.3
1,350,000 (1)	ACCO Brands Corp., 4.250%, 03/15/2029	1,108,417	0.3
1,745,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,421,093	0.3
1,125,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	913,836	0.2
475,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	408,783	0.1
1,200,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,123,668	0.3
600,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	437,479	0.1
665,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	611,514	0.1
1,900,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,613,204	0.4
1,600,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,372,872	0.3
1,085,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	996,535	0.2
775,000 (1)	APi Escrow Corp., 4.750%, 10/15/2029	626,890	0.2
520,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	413,720	0.1
1,950,000 (1)(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,372,118	0.3
425,000 (1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	333,463	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,450,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	$753,324	0.2
950,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	544,972	0.1
1,150,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,085,445	0.3
625,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	589,113	0.1
425,000	Centene Corp., 2.625%, 08/01/2031	339,006	0.1
1,550,000	Centene Corp., 4.625%, 12/15/2029	1,449,924	0.4
1,400,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,171,447	0.3
450,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	380,869	0.1
1,125,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,035,100	0.3
575,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	422,552	0.1
350,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	266,602	0.1
850,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	721,731	0.2
1,750,000 (1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	1,133,842	0.3
1,635,000 (1)	CoreLogic, Inc., 4.500%, 05/01/2028	1,261,582	0.3
1,450,000 (1)	CPI Acquisition, Inc., 8.625%, 03/15/2026	1,372,070	0.3
105,000 (1)	Darling Ingredients, Inc., 6.000%, 06/15/2030	104,824	0.0
475,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	341,796	0.1
875,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	685,144	0.2
275,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	57,066	0.0
1,025,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,017,266	0.2
900,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	802,306	0.2
1,148,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,150,375	0.3
895,000 (1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	768,013	0.2
500,000 (1)	LifePoint Health, Inc., 5.375%, 01/15/2029	368,188	0.1
1,135,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	970,561	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,150,000 (1)(2)	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029	$948,083	0.2
1,050,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	872,240	0.2
1,475,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,239,634	0.3
850,000	New Albertsons L.P., 7.450%, 08/01/2029	842,023	0.2
800,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	720,734	0.2
1,150,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,058,000	0.3
1,300,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,126,411	0.3
875,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	667,756	0.2
1,325,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	1,051,918	0.3
775,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	655,232	0.2
1,550,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,474,600	0.4
1,675,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,370,761	0.3
1,625,000 (1)(2)	Select Medical Corp., 6.250%, 08/15/2026	1,520,155	0.4
1,725,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,461,153	0.4
600,000 (1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	484,440	0.1
700,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	631,171	0.2
650,000 (1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	549,367	0.1
1,900,000 (1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,631,853	0.4
1,305,000 (1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,207,856	0.3
1,525,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	1,570,621	0.4
1,450,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,031,907	0.2
1,450,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,357,115	0.3
335,000	United Rentals North America, Inc., 3.750%, 01/15/2032	275,752	0.1
750,000	United Rentals North America, Inc., 4.875%, 01/15/2028	710,764	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
225,000	United Rentals North America, Inc., 5.250%, 01/15/2030	$209,086	0.0
		57,502,108	14.2
	Energy: 15.2%
1,900,000 (1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,849,412	0.5
775,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	695,524	0.2
1,000,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	931,680	0.2
1,250,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	1,141,750	0.3
325,000 (1)	Antero Resources Corp., 7.625%, 02/01/2029	331,162	0.1
850,000	Apache Corp., 5.100%, 09/01/2040	720,188	0.2
670,000	Apache Corp., 5.250%, 02/01/2042	561,729	0.1
1,525,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,352,461	0.3
550,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	502,222	0.1
1,475,000 (1)(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,300,087	0.3
1,400,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,221,760	0.3
1,150,000 (1)	Baytex Energy Corp., 8.750%, 04/01/2027	1,154,841	0.3
1,575,000 (1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	1,527,750	0.4
610,000 (1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	513,175	0.1
1,475,000 (1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,294,482	0.3
1,525,000 (1)	Comstock Resources, Inc., 5.875%, 01/15/2030	1,315,671	0.3
1,825,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	1,664,135	0.4
1,825,000 (1)(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,595,680	0.4
775,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	698,984	0.2
475,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	462,750	0.1
125,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	101,250	0.0
1,125,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,075,202	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,030,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	$961,835	0.2
950,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	856,734	0.2
625,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	531,497	0.1
1,100,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	924,572	0.2
1,250,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,184,569	0.3
1,450,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,372,289	0.3
2,150,000	EnLink Midstream LLC, 5.375%, 06/01/2029	1,885,094	0.5
1,350,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,306,145	0.3
500,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	432,628	0.1
212,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	203,640	0.1
900,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	755,415	0.2
800,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	719,520	0.2
340,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	305,725	0.1
700,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	615,923	0.2
1,000,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	872,500	0.2
900,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	777,375	0.2
1,575,000 (1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,359,325	0.3
1,630,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,555,639	0.4
2,200,000 (1)(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,971,530	0.5
1,025,000 (2)	Murphy Oil Corp., 5.875%, 12/01/2027	958,467	0.2
1,275,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,191,411	0.3
1,315,000 (1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,132,590	0.3
590,000	Nabors Industries, Inc., 5.100%, 09/15/2023	592,296	0.1
500,000 (1)	Nabors Industries, Inc., 7.375%, 05/15/2027	475,627	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,300,000 (1)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	$1,204,437	0.3
725,000	Occidental Petroleum Corp., 4.625%, 06/15/2045	597,204	0.1
1,825,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,800,600	0.4
2,500,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	2,579,550	0.6
1,150,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	1,267,398	0.3
1,391,000 (1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	1,267,750	0.3
1,300,000 (1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,040,563	0.3
455,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	375,930	0.1
1,150,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	930,561	0.2
600,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	510,948	0.1
750,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	727,140	0.2
1,195,313 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,053,435	0.3
850,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	608,914	0.2
1,825,000 (1)	Weatherford International Ltd., 8.625%, 04/30/2030	1,517,919	0.4
1,700,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	1,416,219	0.4
		61,852,809	15.2
	Financial: 6.8%
875,000	Ally Financial, Inc., 5.750%, 11/20/2025	863,440	0.2
1,350,000 (1)	AmWINS Group, Inc., 4.875%, 06/30/2029	1,107,247	0.3
1,300,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,109,947	0.3
1,550,000 (1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,242,963	0.3
1,650,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,293,648	0.3
1,250,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,100,514	0.3
1,550,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,442,360	0.4
545,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	404,650	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
675,000 (1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	$527,406	0.1
1,075,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	906,322	0.2
1,525,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,176,047	0.3
650,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	508,219	0.1
1,100,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	949,151	0.2
1,125,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,031,299	0.2
1,525,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,141,867	0.3
1,575,000	Navient Corp., 4.875%, 03/15/2028	1,233,319	0.3
850,000	Navient Corp., 5.000%, 03/15/2027	700,379	0.2
300,000	Navient Corp., 7.250%, 09/25/2023	297,336	0.1
575,000	OneMain Finance Corp., 4.000%, 09/15/2030	427,001	0.1
2,100,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,705,693	0.4
1,325,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	1,099,776	0.3
575,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	427,027	0.1
1,550,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,178,000	0.3
1,225,000 (1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,008,429	0.2
1,775,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,425,929	0.3
625,000 (1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	433,206	0.1
1,075,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	790,598	0.2
1,350,000 (1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,083,564	0.3
1,315,000 (1)	XHR L.P., 4.875%, 06/01/2029	1,130,074	0.3
		27,745,411	6.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 8.5%
1,750,000 (1)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	$1,300,915	0.3
1,575,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,335,945	0.3
1,000,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	848,725	0.2
1,750,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,598,572	0.4
1,830,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,558,849	0.4
1,425,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,180,284	0.3
1,525,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,260,519	0.3
775,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	624,956	0.2
550,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	430,281	0.1
675,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	519,171	0.1
1,300,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,054,575	0.3
1,425,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,145,522	0.3
1,275,000 (1)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,200,189	0.3
1,475,000 (1)	II-VI, Inc., 5.000%, 12/15/2029	1,290,455	0.3
1,600,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,343,984	0.3
750,000 (1)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	667,726	0.2
1,475,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,224,692	0.3
1,050,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	976,721	0.2
1,725,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,477,135	0.4
1,725,000 (1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,362,500	0.3
1,075,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	916,079	0.2
1,100,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	994,296	0.2
1,350,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,084,361	0.3
1,450,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,072,352	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
775,000 (1)	Standard Industries, Inc./ NJ, 4.375%, 07/15/2030	$612,703	0.1
1,300,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,253,610	0.3
950,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	830,557	0.2
875,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	845,378	0.2
900,000	TransDigm, Inc., 4.625%, 01/15/2029	726,611	0.2
825,000	TransDigm, Inc., 5.500%, 11/15/2027	702,644	0.2
1,125,000	TransDigm, Inc., 6.375%, 06/15/2026	1,054,125	0.3
1,300,000 (1)(2)	Vertiv Group Corp., 4.125%, 11/15/2028	1,057,498	0.3
1,250,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	988,993	0.2
		34,540,923	8.5
	Technology: 3.0%
1,300,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,111,868	0.3
1,650,000 (1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,345,955	0.3
1,150,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	950,624	0.2
665,000 (1)	ENTEGRIS ESCROW CORP SR UNSECURED 144A 06/30 5.95, 6.950%, 06/15/2030	634,104	0.2
2,100,000 (1)	NCR Corp., 5.125%, 04/15/2029	1,780,527	0.4
350,000 (1)	Open Text Corp., 3.875%, 02/15/2028	311,803	0.1
575,000 (1)	Open Text Corp., 3.875%, 12/01/2029	484,725	0.1
1,150,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	996,550	0.2
1,300,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,075,139	0.3
1,550,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	1,015,064	0.3
1,400,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,053,360	0.3
1,600,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	1,288,520	0.3
		12,048,239	3.0
	Utilities: 0.9%
170,000 (1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	134,993	0.0
1,125,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,014,015	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,150,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	$1,123,849	0.3
550,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	520,382	0.1
1,125,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,060,099	0.3
		3,853,338	0.9
	Total Corporate Bonds/Notes (Cost $444,162,503)	376,878,139	92.9
BANK LOANS: 0.8%
	Electronics/Electrical: 0.5%
1,900,000	AP Core Holdings II, LLC High-Yield Term Loan B2, 7.166%, (US0001M + 5.500%), 09/01/2027	1,794,708	0.4
430,000	Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 7.166%, (US0001M + 5.500%), 02/27/2026	400,437	0.1
		2,195,145	0.5
	Technology: 0.3%
1,200,317	Ascend Learning LLC TL B 1L, 7.537%, (US0001M + 5.750%), 11/16/2029	1,113,295	0.3
	Total Bank Loans (Cost $3,504,086)	3,308,440	0.8
CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
350,000	DISH Network Corp., 3.375%, 08/15/2026	237,300	0.1

	Financial: 0.0%
499,200 (1)(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,522	0.0
	Total Convertible Bonds/Notes (Cost $797,904)	238,822	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.4%
	Consumer Discretionary: —%
1,476 (1)(6)(7)	Perseus Holding Corp.	—	—

	Consumer Staples: 0.4%
72,000 (6)(7)	Southeastern Grocers, Inc.	1,584,000	0.4

	Energy: 0.0%
2 (7)	Amplify Energy Corp.	13	0.0
424,441 (6)(7)	Ascent Resources - Utica LLC	5,093	0.0
		5,106	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 0.0%
26 (7)	Option Care Health, Inc.	$723	0.0

	Information Technology: 0.0%
1 (7)	Avaya Holdings Corp.	2	0.0
	Total Common Stock (Cost $517,977)	1,589,831	0.4
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(6)(7)	Perseus Holding Corp.	—	—
	Total Preferred Stock (Cost $—)	—	—
WARRANTS: —%
	Health Care: —%
126 (6)(7)	Option Care Health, Inc. - Class A	—	—
126 (6)(7)	Option Care Health, Inc. - Class B	—	—
	Total Warrants (Cost $—)	—	—
OTHER(8): —%
	Energy: —%
2,000 (6)(9)	Green Field Energy Services, Inc. (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $448,982,470)	382,015,232	94.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.8%
	Commercial Paper: 3.9%
1,470,000	Barton Capital S.A., 1.580%, 07/01/2022	1,469,937	0.4
425,000	Dominion Resources, Inc., 2.040%, 07/25/2022	424,408	0.1
2,100,000	Duke Energy Corp., 1.980%, 07/19/2022	2,097,833	0.5
1,750,000	Duke Energy Corp., 2.010%, 07/22/2022	1,747,881	0.4
1,750,000	Eaton Corp., 2.100%, 08/02/2022	1,746,684	0.4
1,800,000	Enbridge (US) Inc., 2.060%, 07/05/2022	1,799,492	0.5
2,600,000	Enbridge (US) Inc., 2.150%, 07/20/2022	2,596,942	0.6
1,200,000	Entergy Corp., 1.810%, 07/15/2022	1,199,109	0.3
3,000,000	Entergy Corp., 2.000%, 08/09/2022	2,993,433	0.7
	Total Commercial Paper (Cost $16,078,680)	16,075,719	3.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 5.1%
4,924,555 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,924,764, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,023,046, due 08/01/22-01/20/68)	$4,924,555	1.2
2,375,542 (10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,375,643, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $2,423,176, due 07/21/22-05/15/52)	2,375,542	0.6
6,480,275 (10)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $6,480,557, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $6,609,885, due 07/01/22-09/09/49)	6,480,275	1.6
3,964,855 (10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,965,023, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $4,044,152, due 08/16/22-05/20/52)	3,964,855	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,784,402 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,784,520, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,840,094, due 01/15/25-02/15/51)	$2,784,402	0.7
	Total Repurchase Agreements (Cost $20,529,629)	20,529,629	5.1

	Time Deposits: 1.5%
670,000 (10)	Barclays Bank PLC, 1.590%, 07/01/2022	670,000	0.2
670,000 (10)	Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	670,000	0.2
660,000 (10)	DZ Bank AG, 1.550%, 07/01/2022	660,000	0.1
620,000 (10)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	620,000	0.1
670,000 (10)	Mizuho Bank Ltd., 1.570%, 07/01/2022	670,000	0.2
670,000 (10)	Royal Bank of Canada, 1.570%, 07/01/2022	670,000	0.2
670,000 (10)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	670,000	0.2
670,000 (10)	Societe Generale, 1.550%, 07/01/2022	670,000	0.2
660,000 (10)	Toronto-Dominion Bank, 1.560%, 07/01/2022	660,000	0.1
	Total Time Deposits (Cost $5,960,000)	5,960,000	1.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.3%
245,000 (10)(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$245,000	0.1
464,000 (10)(11)	Goldman Sachs Financial Square Government Fund ‑ Institutional Shares, 1.380%	464,000	0.1
642,000 (10)(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	642,000	0.1
	Total Mutual Funds (Cost $1,351,000)	1,351,000	0.3
	Total Short-Term Investments (Cost $43,919,309)	43,916,348	10.8
	Total Investments in Securities (Cost $492,901,779)	$425,931,580	105.0
	Liabilities in Excess of Other Assets	(20,246,032)	(5.0)
	Net Assets	$405,685,548	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(5)
Defaulted security.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Non-income producing security.

(8)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(9)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
US0001M  1-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)

Corporate Bonds/Notes	92.9%
Bank Loans	0.8%
Common Stock	0.4%
Convertible Bonds/Notes	0.1%
Assets in Excess of Other Liabilities,*	5.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Consumer Staples	—	—	1,584,000	1,584,000
Energy	13	—	5,093	5,106
Health Care	723	—	—	723
Information Technology	2	—	—	2
Total Common Stock	738	—	1,589,093	1,589,831
Preferred Stock	—	—	—	—
Warrants	—	—	—	—
Corporate Bonds/Notes	—	376,878,139	—	376,878,139
Convertible Bonds/Notes	—	238,822	—	238,822
Other	—	—	—	—
Bank Loans	—	3,308,440	—	3,308,440
Short-Term Investments	1,351,000	42,565,348	—	43,916,348
Total Investments, at fair value	$1,351,738	$422,990,749	$1,589,093	$425,931,580

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2022, Voya High Yield Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$—	$—
		$—	$—
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $493,185,438.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,204,494
Gross Unrealized Depreciation	(69,458,352)
Net Unrealized Depreciation	$(67,253,858)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Communication Services: 7.7%
125,714 (1)	Alphabet, Inc. - Class A	$273,963,492	6.9
362,776 (1)	Live Nation Entertainment, Inc.	29,958,042	0.8
		303,921,534	7.7
	Consumer Discretionary: 14.0%
2,683,507 (1)	Amazon.com, Inc.	285,015,278	7.2
48,718 (1)	Chipotle Mexican Grill, Inc.	63,687,093	1.6
78,448 (2)	Domino’s Pizza, Inc.	30,571,970	0.8
261,960 (1)(2)	Etsy, Inc.	19,178,091	0.5
360,459 (1)	Expedia Group, Inc.	34,182,327	0.8
719,451	Nike, Inc. - Class B	73,527,892	1.8
74,361 (1)	Tesla, Inc.	50,076,185	1.3
		556,238,836	14.0
	Consumer Staples: 5.4%
475,624	Constellation Brands, Inc.	110,848,929	2.8
254,730	Estee Lauder Cos., Inc.	64,872,089	1.6
331,915	Walmart, Inc.	40,354,226	1.0
		216,075,244	5.4
	Energy: 1.8%
336,512	Diamondback Energy, Inc.	40,768,429	1.0
276,755	Valero Energy Corp.	29,413,521	0.8
		70,181,950	1.8
	Financials: 2.2%
97,835 (2)	LPL Financial Holdings, Inc.	18,048,601	0.5
167,959	MSCI, Inc. - Class A	69,224,302	1.7
		87,272,903	2.2
	Health Care: 13.9%
1,693,387 (1)	Boston Scientific Corp.	63,112,533	1.6
217,726	Danaher Corp.	55,197,896	1.4
748,711 (1)	DexCom, Inc.	55,801,431	1.4
356,888 (1)	Edwards Lifesciences Corp.	33,936,480	0.9
453,127	Eli Lilly & Co.	146,917,367	3.7
468,417 (1)	Horizon Therapeutics Plc	37,360,940	0.9
132,118	Humana, Inc.	61,840,472	1.6
167,460 (1)	Intuitive Surgical, Inc.	33,610,897	0.8
120,886	UnitedHealth Group, Inc.	62,090,676	1.6
		549,868,692	13.9
	Industrials: 6.6%
522,633	Eaton Corp. PLC	65,846,532	1.6
144,826	L3Harris Technologies, Inc.	35,004,444	0.9
593,610 (2)	Quanta Services, Inc.	74,403,077	1.9
91,796 (1)	TransDigm Group, Inc.	49,264,159	1.2
315,236	Waste Connections, Inc.	39,076,655	1.0
		263,594,867	6.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 42.5%
651,514 (1)	Advanced Micro Devices, Inc.	$49,821,276	1.3
2,584,308	Apple, Inc.	353,326,590	8.9
360,816 (1)	Cadence Design Systems, Inc.	54,133,224	1.4
226,257 (1)	Crowdstrike Holdings, Inc.	38,137,880	1.0
387,259 (1)	Datadog, Inc.	36,882,547	0.9
185,798 (1)	Gartner, Inc.	44,931,530	1.1
184,767	Intuit, Inc.	71,216,592	1.8
846,152	Marvell Technology, Inc.	36,832,997	0.9
1,933,832	Microsoft Corp.	496,666,073	12.5
111,537 (1)(2)	MongoDB, Inc.	28,943,851	0.7
183,546	Motorola Solutions, Inc.	38,471,242	1.0
625,249	Nvidia Corp.	94,781,496	2.4
169,079 (1)	Palo Alto Networks, Inc.	83,514,881	2.1
365,433	Paychex, Inc.	41,611,856	1.0
163,747 (1)	ServiceNow, Inc.	77,864,973	2.0
704,799	Visa, Inc. - Class A	138,767,875	3.5
		1,685,904,883	42.5
	Materials: 1.3%
566,076	Crown Holdings, Inc.	52,175,225	1.3

	Real Estate: 2.1%
314,287	ProLogis, Inc.	36,975,866	0.9
151,490	SBA Communications Corp.	48,484,374	1.2
		85,460,240	2.1
	Total Common Stock (Cost $4,386,999,574)	3,870,694,374	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Commercial Paper: 0.0%
1,094,000 (3)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $1,093,953)	1,093,953	0.0

	Floating Rate Notes: 0.2%
450,000 (3)	Bank of America N.A., 1.620%, 07/06/2022	449,998	0.0
450,000 (3)	Bank of Nova Scotia, 1.650%, 07/12/2022	450,008	0.0
350,000 (3)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	350,002	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
425,000 (3)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	$424,895	0.0
300,000 (3)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	300,005	0.0
475,000 (3)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	474,974	0.0
475,000 (3)	Credit Agricole, 1.650%, 08/04/2022	475,003	0.0
475,000 (3)	Credit Industriel et Commercial, 1.640%, 07/05/2022	475,006	0.0
375,000 (3)	Credit Industriel et Commercial, 1.650%, 07/07/2022	375,007	0.0
375,000 (3)	Credit Industriel et Commercial, 1.680%, 08/08/2022	374,981	0.0
400,000 (3)	DNB Bank ASA, 1.650%, 07/08/2022	400,007	0.0
400,000 (3)	Mizuho Bank Ltd., 1.680%, 07/25/2022	399,994	0.0
250,000 (3)	Mizuho Bank Ltd., 1.700%, 08/10/2022	249,983	0.0
475,000 (3)	National Australia Bank Ltd., 1.640%, 08/08/2022	474,959	0.0
350,000 (3)	National Australia Bank Ltd., 1.660%, 08/15/2022	349,962	0.0
475,000 (3)	National Bank of Canada, 1.670%, 08/09/2022	474,968	0.0
375,000 (3)	Natixis SA, 1.630%, 07/11/2022	375,005	0.0
425,000 (3)	Royal Bank of Canada, 1.660%, 08/16/2022	424,943	0.0
350,000 (3)	Starbird Funding Corp., 1.690%, 08/23/2022	349,938	0.0
400,000 (3)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	399,994	0.0
500,000 (3)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	499,984	0.1
375,000 (3)	Toronto-Dominion Bank, 1.650%, 07/25/2022	374,992	0.0
500,000 (3)	Westpac Banking Corp., 1.650%, 08/02/2022	499,976	0.1
	Total Floating Rate Notes
	(Cost $9,424,584)	9,424,584	0.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 0.9%
8,242,689 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $8,243,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,407,543, due 08/01/22-01/20/68)	$8,242,689	0.2
3,976,167 (3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,976,336, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $4,055,896, due 07/21/22-05/15/52)	3,976,167	0.1
1,777,771 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $1,777,843, collateralized by various U.S. Government Securities, 0.000%-0.750%, Market Value plus accrued interest $1,813,326, due 01/15/25-08/15/39)	1,777,771	0.1
2,823,178 (3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $2,823,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $2,879,769, due 08/01/22-02/20/72)	2,823,178	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,072,900 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $13,073,455, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $13,334,358, due 08/16/22-05/20/52)	$13,072,900	0.3
4,660,513 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,660,711, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,753,730, due 01/15/25-02/15/51)	4,660,513	0.1
	Total Repurchase Agreements (Cost $34,553,218)	34,553,218	0.9

	Time Deposits: 0.2%
1,380,000 (3)	Barclays Bank PLC, 1.590%, 07/01/2022	1,380,000	0.1
1,280,000 (3)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	1,280,000	0.0
720,000 (3)	Mizuho Bank Ltd., 1.570%, 07/01/2022	720,000	0.0
950,000 (3)	Royal Bank of Canada, 1.570%, 07/01/2022	950,000	0.0
1,380,000 (3)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,380,000	0.1
990,000 (3)	Toronto-Dominion Bank, 1.560%, 07/01/2022	990,000	0.0
	Total Time Deposits (Cost $6,700,000)	6,700,000	0.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.5%
1,370,000 (3)(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$1,370,000	0.0
1,508,000 (3)(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	1,508,000	0.1
55,676,000 (3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	55,676,000	1.4
	Total Mutual Funds (Cost $58,554,000)	58,554,000	1.5
	Total Short-Term Investments (Cost $110,325,755)	110,325,755	2.8
	Total Investments in Securities (Cost $4,497,325,329)	$3,981,020,129	100.3
	Liabilities in Excess of Other Assets	(11,911,716)	(0.3)
	Net Assets	$3,969,108,413	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$3,870,694,374	$—	$—	$3,870,694,374
Short-Term Investments	58,554,000	51,771,755	—	110,325,755
Total Investments, at fair value	$3,929,248,374	$51,771,755	$—	$3,981,020,129

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $4,508,911,443.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$139,498,127
Gross Unrealized Depreciation	(667,389,441)
Net Unrealized Depreciation	$(527,891,314)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 8.8%
1,208,520	AT&T, Inc.	$25,330,579	5.2
224,233	Fox Corp. - Class A	7,211,333	1.5
266,308 (1)	Paramount Global - Class B	6,572,482	1.3
293,528 (2)	Warner Bros Discovery, Inc.	3,939,146	0.8
		43,053,540	8.8
	Consumer Discretionary: 4.3%
104,755 (2)	Caesars Entertainment, Inc.	4,012,117	0.8
29,253 (2)	Expedia Group, Inc.	2,774,062	0.6
37,060	McDonald’s Corp.	9,149,373	1.9
57,273	Ralph Lauren Corp.	5,134,524	1.0
		21,070,076	4.3
	Consumer Staples: 7.3%
117,634	Coca-Cola Co.	7,400,355	1.5
65,417	Lamb Weston Holdings, Inc.	4,674,699	0.9
159,207	Philip Morris International, Inc.	15,720,099	3.2
67,701	Walmart, Inc.	8,231,088	1.7
		36,026,241	7.3
	Energy: 7.5%
325,944	BP PLC ADR	9,240,512	1.9
31,121	Chevron Corp.	4,505,698	0.9
110,207	ConocoPhillips	9,897,691	2.0
51,291	Diamondback Energy, Inc.	6,213,905	1.3
64,896	Valero Energy Corp.	6,897,147	1.4
		36,754,953	7.5
	Financials: 18.3%
147,944	Apollo Global Management, Inc.	7,172,325	1.5
64,528	Arthur J. Gallagher & Co.	10,520,645	2.1
50,428	Assurant, Inc.	8,716,480	1.8
262,909	Bank of New York Mellon Corp.	10,965,934	2.2
37,522	Chubb Ltd.	7,376,075	1.5
315,612	Equitable Holdings, Inc.	8,228,005	1.7
62,835	First Republic Bank	9,060,807	1.9
146,072	JPMorgan Chase & Co.	16,449,168	3.4
231,977	Truist Financial Corp.	11,002,669	2.2
		89,492,108	18.3
	Health Care: 16.7%
67,476 (1)	Alcon, Inc.	4,715,898	1.0
234,137 (2)	Boston Scientific Corp.	8,726,286	1.8
213,850	Bristol- Myers Squibb Co.	16,466,450	3.3
28,252	Eli Lilly & Co.	9,160,146	1.9
20,066	Humana, Inc.	9,392,293	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
35,836	McKesson Corp.	$11,690,061	2.4
20,593	Thermo Fisher Scientific, Inc.	11,187,765	2.3
22,112 (2)	Vertex Pharmaceuticals, Inc.	6,230,940	1.3
24,083	Zoetis, Inc.	4,139,627	0.8
		81,709,466	16.7
	Industrials: 9.3%
333,868	Howmet Aerospace, Inc.	10,500,149	2.1
31,652	L3Harris Technologies, Inc.	7,650,288	1.6
226,207	nVent Electric PLC	7,087,065	1.4
145,671	Raytheon Technologies Corp.	14,000,440	2.9
25,676 (2)	United Rentals, Inc.	6,236,957	1.3
		45,474,899	9.3
	Information Technology: 10.8%
33,509	Analog Devices, Inc.	4,895,330	1.0
13,643	Broadcom, Inc.	6,627,906	1.3
3,494	Constellation Software, Inc./Canada	5,186,902	1.1
90,404	Dolby Laboratories, Inc.	6,469,310	1.3
38,899	Motorola Solutions, Inc.	8,153,230	1.7
33,596	Paychex, Inc.	3,825,577	0.8
57,549 (2)	PayPal Holdings, Inc.	4,019,222	0.8
13,018	Roper Technologies, Inc.	5,137,554	1.0
52,035 (2)	Salesforce, Inc.	8,587,856	1.8
		52,902,887	10.8
	Materials: 4.2%
21,601	Air Products & Chemicals, Inc.	5,194,609	1.1
61,935	Alcoa Corp.	2,822,997	0.6
41,617	CF Industries Holdings, Inc.	3,567,825	0.7
57,373	Eastman Chemical Co.	5,150,374	1.1
21,359	Reliance Steel & Aluminum Co.	3,628,040	0.7
		20,363,845	4.2
	Real Estate: 4.8%
55,650	ProLogis, Inc.	6,547,223	1.3
43,538 (2)	Ryman Hospitality Properties	3,310,194	0.7
116,634	UDR, Inc.	5,369,829	1.1
101,618	Welltower, Inc.	8,368,242	1.7
		23,595,488	4.8
	Utilities: 6.8%
61,243	Ameren Corp.	5,533,917	1.1
86,531	Entergy Corp.	9,746,852	2.0
187,693	Exelon Corp.	8,506,247	1.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
123,376	NextEra Energy, Inc.	$9,556,705	2.0
440,822 (2)(3)	PRIME AET&D Holdings NO 1	—	—
		33,343,721	6.8
	Total Common Stock (Cost $484,484,590)	483,787,224	98.8
OTHER(4): —%
	Communications: —%
32,517 (3)(5)	Tribune Co. (Escrow)	—	—

	Energy: —%
1,685,000 (3)(5)	Samson Investment Co. (Escrow)	—	—
	Total Other (Cost $30,842)	—	—

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Financial: —%
1,216,000 (3)(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—
	Total Corporate Bonds/ Notes (Cost $787,908)	—	—
	Total Long-Term Investments (Cost $485,303,340)	483,787,224	98.8
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 1.0%
1,195,307 (7)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,195,358, collateralized by various U.S. Government Agency Obligations, 1.000%- 8.500%, Market Value plus accrued interest $1,219,213, due 01/20/24- 06/20/52)	1,195,307	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,195,307 (7)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,195,358, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,219,213, due 07/31/22-07/01/52)	$1,195,307	0.2
205,124 (7)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $205,132, collateralized by various U.S. Government Securities, 0.000%-0.750%, Market Value plus accrued interest $209,226, due 01/15/25-08/15/39)	205,124	0.0
1,195,307 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,195,358, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $1,219,213, due 08/16/22-05/20/52)	1,195,307	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,195,307 (7)	Truist Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,195,358, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.250%- 5.500%, Market Value plus accrued interest $1,219,217, due 06/30/27- 07/01/52)	$1,195,307	0.2
	Total Repurchase Agreements (Cost $4,986,352)	4,986,352	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
5,383,000 (7)(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $5,383,000)	5,383,000	1.1
	Total Short-Term Investments (Cost $10,369,352)	10,369,352	2.1
	Total Investments in Securities (Cost $495,672,692)	$494,156,576	100.9
	Liabilities in Excess of Other Assets	(4,528,461)	(0.9)
	Net Assets	$489,628,115	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $ — or 0.0% of net assets. Please refer to the table below for additional details.

(6)
Defaulted security.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$43,053,540	$—	$—	$43,053,540
Consumer Discretionary	21,070,076	—	—	21,070,076
Consumer Staples	36,026,241	—	—	36,026,241
Energy	36,754,953	—	—	36,754,953
Financials	89,492,108	—	—	89,492,108
Health Care	81,709,466	—	—	81,709,466
Industrials	45,474,899	—	—	45,474,899
Information Technology	52,902,887	—	—	52,902,887
Materials	20,363,845	—	—	20,363,845
Real Estate	23,595,488	—	—	23,595,488
Utilities	33,343,721	—	—	33,343,721
Total Common Stock	483,787,224	—	—	483,787,224
Corporate Bonds/Notes	—	—	—	—
Other	—	—	—	—
Short-Term Investments	5,383,000	4,986,352	—	10,369,352
Total Investments, at fair value	$489,170,224	$4,986,352	$—	$494,156,576

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2022, Voya Large Cap Value Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$—
Tribune Co. (Escrow)	8/16/2015	—	—
		$30,842	$—
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $498,870,275.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$35,316,555
Gross Unrealized Depreciation	(39,906,388)
Net Unrealized Depreciation	$(4,589,833)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.7%
	Basic Materials: 0.6%
288,000	Albemarle Corp., 4.650%, 06/01/2027	$283,697	0.1
475,000	Ecolab, Inc., 1.650%, 02/01/2027	434,697	0.1
407,000	Ecolab, Inc., 2.700%, 11/01/2026	392,514	0.1
500,000 (1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	463,704	0.1
280,000	Nucor Corp., 2.000%, 06/01/2025	263,767	0.1
425,000	Nutrien Ltd., 3.150%, 10/01/2022	425,282	0.1
		2,263,661	0.6
	Communications: 1.6%
560,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	556,254	0.2
721,000	Amazon.com, Inc., 3.000%, 04/13/2025	714,632	0.2
370,000	AT&T, Inc., 1.700%, 03/25/2026	338,679	0.1
472,000	Bell Telephone Co. of Canada or Bell Canada/ The, 0.750%, 03/17/2024	449,798	0.1
413,000	British Telecommunications PLC, 4.500%, 12/04/2023	415,126	0.1
599,000	Fox Corp., 4.030%, 01/25/2024	599,549	0.2
36,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	35,869	0.0
653,000 (1)	NTT Finance Corp., 0.583%, 03/01/2024	621,268	0.2
185,000 (1)	Sky Ltd., 3.125%, 11/26/2022	185,104	0.0
408,000	T-Mobile USA, Inc., 3.500%, 04/15/2025	399,560	0.1
405,000	TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	404,996	0.1
471,000	Verizon Communications, Inc., 0.850%, 11/20/2025	427,271	0.1
472,000	Verizon Communications, Inc., 3.500%, 11/01/2024	470,806	0.1
259,000	Walt Disney Co/The, 4.000%, 10/01/2023	261,990	0.1
		5,880,902	1.6
	Consumer, Cyclical: 2.9%
358,000 (1)	7-Eleven, Inc., 0.950%, 02/10/2026	316,452	0.1
509,000	American Honda Finance Corp., 0.875%, 07/07/2023	496,760	0.1
140,000	American Honda Finance Corp., 1.300%, 09/09/2026	126,498	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
390,000	American Honda Finance Corp., 2.050%, 01/10/2023	$387,764	0.1
236,000 (1)	BMW US Capital LLC, 0.800%, 04/01/2024	225,032	0.1
505,000 (1)	BMW US Capital LLC, 3.250%, 04/01/2025	499,320	0.1
431,000 (1)	BMW US Capital LLC, 3.900%, 04/09/2025	430,181	0.1
710,000 (1)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	696,154	0.2
250,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	240,721	0.1
159,760	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	140,091	0.0
256,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	248,988	0.1
466,000	General Motors Financial Co., Inc., 1.700%, 08/18/2023	454,615	0.1
418,000 (2)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	368,521	0.1
305,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	297,743	0.1
408,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	409,137	0.1
470,000 (1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	426,073	0.1
226,000	Home Depot, Inc./The, 2.700%, 04/15/2025	221,957	0.1
532,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	498,141	0.1
462,000 (1)	Hyundai Capital America, 1.300%, 01/08/2026	410,582	0.1
187,000	Lowe’s Cos, Inc., 3.350%, 04/01/2027	180,108	0.0
621,000 (1)	Magallanes, Inc., 3.755%, 03/15/2027	583,023	0.2
764,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	753,170	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
450,000 (1)	Panasonic Holdings Corp., 2.536%, 07/19/2022	$449,964	0.1
623,000	Ross Stores, Inc., 4.600%, 04/15/2025	630,329	0.2
474,000	Toyota Motor Corp., 0.681%, 03/25/2024	452,590	0.1
10,584	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	10,397	0.0
210,505	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	210,068	0.1
629,000	WW Grainger, Inc., 1.850%, 02/15/2025	599,645	0.2
		10,764,024	2.9
	Consumer, Non-cyclical: 3.9%
640,000	AbbVie, Inc., 2.300%, 11/21/2022	638,862	0.2
517,000	AbbVie, Inc., 2.600%, 11/21/2024	501,029	0.1
165,000	AbbVie, Inc., 2.900%, 11/06/2022	165,012	0.0
500,000	Altria Group, Inc., 2.350%, 05/06/2025	472,585	0.1
220,000	AmerisourceBergen Corp., 0.737%, 03/15/2023	215,832	0.1
644,000	BAT International Finance PLC, 1.668%, 03/25/2026	570,949	0.2
386,000	Boston Scientific Corp., 1.900%, 06/01/2025	364,973	0.1
506,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	461,714	0.1
587,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	541,389	0.1
219,000 (1)	Cargill, Inc., 1.375%, 07/23/2023	214,760	0.1
160,000 (1)	Cargill, Inc., 3.500%, 04/22/2025	158,876	0.0
195,000 (1)	Cargill, Inc., 3.625%, 04/22/2027	191,667	0.0
274,000	Cigna Corp., 1.250%, 03/15/2026	247,507	0.1
673,000	Conagra Brands, Inc., 0.500%, 08/11/2023	648,984	0.2
233,000 (1)	CSL Finance PLC, 3.850%, 04/27/2027	230,993	0.1
685,000	DH Europe Finance II Sarl, 2.050%, 11/15/2022	683,098	0.2
587,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	577,200	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
385,000	Elevance Health, Inc., 3.500%, 08/15/2024	$383,927	0.1
458,000	Global Payments, Inc., 1.200%, 03/01/2026	404,234	0.1
262,000	Humana, Inc., 0.650%, 08/03/2023	253,618	0.1
206,000	Illumina, Inc., 0.550%, 03/23/2023	201,728	0.1
400,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	394,445	0.1
440,000 (1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	439,046	0.1
633,000 (1)	Mylan, Inc., 3.125%, 01/15/2023	629,299	0.2
334,000 (1)	Nestle Holdings, Inc., 1.150%, 01/14/2027	299,526	0.1
465,000	PerkinElmer, Inc., 0.850%, 09/15/2024	430,744	0.1
129,000	RELX Capital, Inc., 3.500%, 03/16/2023	128,860	0.0
875,000	Royalty Pharma PLC, 0.750%, 09/02/2023	842,954	0.2
461,000 (1)	S&P Global, Inc., 2.450%, 03/01/2027	431,851	0.1
702,000	Stryker Corp., 0.600%, 12/01/2023	673,588	0.2
121,000 (1)	Triton Container International Ltd., 0.800%, 08/01/2023	114,707	0.0
470,000 (1)	Triton Container International Ltd., 1.150%, 06/07/2024	440,341	0.1
165,000	UnitedHealth Group, Inc., 2.375%, 08/15/2024	161,630	0.0
323,000	UnitedHealth Group, Inc., 3.375%, 04/15/2027	317,992	0.1
314,000 (2)	UnitedHealth Group, Inc., 3.700%, 05/15/2027	313,135	0.1
750,000	Viatris, Inc., 1.650%, 06/22/2025	679,707	0.2
		14,426,762	3.9
	Energy: 1.7%
331,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	303,855	0.1
580,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	543,240	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Chevron USA, Inc., 0.426%, 08/11/2023	$486,222	0.1
614,000	Enbridge, Inc., 0.550%, 10/04/2023	591,584	0.2
834,000	Energy Transfer L.P., 4.250%, 03/15/2023	833,802	0.2
469,000	Equinor ASA, 2.875%, 04/06/2025	460,912	0.1
395,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	350,742	0.1
306,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	309,750	0.1
326,000	Phillips 66, 3.850%, 04/09/2025	324,288	0.1
191,000	Pioneer Natural Resources Co., 0.550%, 05/15/2023	186,220	0.1
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	442,885	0.1
519,000	Shell International Finance BV, 0.375%, 09/15/2023	502,698	0.1
379,000 (1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	367,714	0.1
270,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	252,139	0.1
52,000	Valero Energy Corp., 2.850%, 04/15/2025	50,304	0.0
467,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	471,120	0.1
		6,477,475	1.7
	Financial: 20.1%
393,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	363,302	0.1
410,000	Aflac, Inc., 1.125%, 03/15/2026	370,401	0.1
525,000 (1)	AIG Global Funding, 0.900%, 09/22/2025	471,543	0.1
433,000	Ally Financial, Inc., 3.875%, 05/21/2024	429,489	0.1
536,000	American Express Co., 2.500%, 07/30/2024	522,046	0.1
219,000	American Express Co., 3.375%, 05/03/2024	217,626	0.1
258,000	American Tower Corp., 3.500%, 01/31/2023	257,982	0.1
326,000 (2)	American Tower Corp., 3.650%, 03/15/2027	309,877	0.1
234,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	228,716	0.1
485,000	Ameriprise Financial, Inc., 4.000%, 10/15/2023	488,228	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
330,000	Assurant, Inc., 4.200%, 09/27/2023	$332,452	0.1
738,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	732,167	0.2
475,000 (1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	440,642	0.1
1,404,000 (3)	Bank of America Corp., 0.810%, 10/24/2024	1,339,014	0.4
1,731,000 (3)	Bank of America Corp., 0.976%, 04/22/2025	1,629,637	0.4
425,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	393,647	0.1
660,000 (3)	Bank of America Corp., 1.530%, 12/06/2025	614,824	0.2
186,000 (3)	Bank of America Corp., 1.658%, 03/11/2027	167,009	0.0
496,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	465,482	0.1
916,000 (3)	Bank of America Corp., 3.004%, 12/20/2023	913,226	0.2
460,000 (3)	Bank of America Corp., 3.384%, 04/02/2026	446,487	0.1
358,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	356,979	0.1
280,000	Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	263,896	0.1
453,000 (3)	Bank of New York Mellon Corp./The, 3.430%, 06/13/2025	449,676	0.1
432,000	Bank of Nova Scotia/The, 0.550%, 09/15/2023	417,900	0.1
473,000	Bank of Nova Scotia/The, 0.700%, 04/15/2024	448,871	0.1
468,000	Bank of Nova Scotia/The, 1.450%, 01/10/2025	443,377	0.1
601,000	Bank of Nova Scotia/The, 3.450%, 04/11/2025	593,873	0.2
355,000 (1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	353,746	0.1
663,000 (3)	Barclays PLC, 1.007%, 12/10/2024	629,722	0.2
277,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	271,924	0.1
420,000 (1)	BPCE SA, 1.000%, 01/20/2026	373,006	0.1
250,000 (1)	BPCE SA, 2.750%, 01/11/2023	249,267	0.1
1,120,000 (1)	BPCE SA, 5.700%, 10/22/2023	1,137,149	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
350,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	$350,205	0.1
503,000	Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	482,130	0.1
386,000	Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	375,039	0.1
270,000 (3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	269,875	0.1
358,000 (2)	Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	351,567	0.1
396,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	347,645	0.1
720,000	Capital One Financial Corp., 3.200%, 01/30/2023	720,560	0.2
444,000 (3)	Capital One Financial Corp., 4.166%, 05/09/2025	437,789	0.1
261,000	Charles Schwab Corp./ The, 0.750%, 03/18/2024	250,550	0.1
473,000 (3)	Citigroup, Inc., 0.981%, 05/01/2025	443,520	0.1
388,000 (3)	Citigroup, Inc., 1.678%, 05/15/2024	380,366	0.1
107,000 (3)	Citigroup, Inc., 3.106%, 04/08/2026	102,849	0.0
374,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	351,905	0.1
298,000	Credit Suisse AG/ New York NY, 0.520%, 08/09/2023	287,649	0.1
233,000	Credit Suisse AG/ New York NY, 2.950%, 04/09/2025	223,313	0.1
1,246,000	Credit Suisse AG/ New York NY, 3.625%, 09/09/2024	1,224,788	0.3
250,000	Credit Suisse AG/ New York NY, 3.700%, 02/21/2025	244,409	0.1
467,000 (1)(3)	Danske Bank A/S, 0.976%, 09/10/2025	430,398	0.1
279,000 (1)(3)	Danske Bank A/S, 3.773%, 03/28/2025	274,580	0.1
257,000 (1)(3)	Danske Bank A/S, 4.298%, 04/01/2028	243,963	0.1
467,000 (3)	Deutsche Bank AG/ New York NY, 2.222%, 09/18/2024	450,529	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
459,000	Discover Financial Services, 3.950%, 11/06/2024	$452,693	0.1
465,000 (1)(3)	DNB Bank ASA, 2.968%, 03/28/2025	455,331	0.1
475,000	Equinix, Inc., 1.250%, 07/15/2025	432,015	0.1
388,000	Federal Realty OP L.P., 3.950%, 01/15/2024	387,418	0.1
305,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	288,245	0.1
356,000 (1)	Five Corners Funding Trust, 4.419%, 11/15/2023	358,225	0.1
490,000 (1)	GA Global Funding Trust, 3.850%, 04/11/2025	480,289	0.1
236,000 (3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	225,833	0.1
278,000 (3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	252,510	0.1
257,000	Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	256,479	0.1
480,000 (3)	HSBC Holdings PLC, 0.732%, 08/17/2024	460,451	0.1
746,000 (3)	HSBC Holdings PLC, 1.162%, 11/22/2024	712,717	0.2
531,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	487,137	0.1
519,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	494,633	0.1
335,000 (3)	HSBC Holdings PLC, 4.180%, 12/09/2025	330,059	0.1
441,000 (3)	ING Groep NV, 3.869%, 03/28/2026	432,724	0.1
449,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	442,184	0.1
566,000 (1)	Jackson Financial, Inc., 1.125%, 11/22/2023	544,255	0.1
854,000 (3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	798,855	0.2
1,640,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,534,546	0.4
504,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	442,393	0.1
389,000 (3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	379,387	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
284,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	$253,204	0.1
178,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	166,667	0.0
176,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	167,780	0.0
474,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	451,072	0.1
737,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	734,670	0.2
453,000 (3)	JPMorgan Chase & Co., 3.845%, 06/14/2025	448,971	0.1
325,000 (3)	JPMorgan Chase & Co., 4.080%, 04/26/2026	321,396	0.1
252,000	KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	251,163	0.1
624,000 (3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	605,937	0.2
176,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	173,984	0.0
480,000 (1)	LSEGA Financing PLC, 0.650%, 04/06/2024	453,077	0.1
460,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	461,498	0.1
430,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	414,233	0.1
415,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	387,651	0.1
365,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	338,385	0.1
323,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	297,014	0.1
397,000 (3)	Mitsubishi UFJ Financial Group, Inc., 2.341%, 01/19/2028	358,148	0.1
200,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	200,022	0.1
392,000 (3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	377,061	0.1
820,000	Mizuho Financial Group, Inc., 2.154%, (US0003M + 0.630%), 05/25/2024	811,275	0.2
304,000 (3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	291,479	0.1
665,000 (3)	Morgan Stanley, 0.731%, 04/05/2024	648,553	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,256,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	$1,170,309	0.3
1,256,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	1,188,203	0.3
766,000 (3)	Morgan Stanley, 1.164%, 10/21/2025	710,507	0.2
371,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	337,553	0.1
474,000 (3)	Morgan Stanley, 2.630%, 02/18/2026	452,816	0.1
845,000	Morgan Stanley, 3.750%, 02/25/2023	847,794	0.2
496,000	Morgan Stanley, 4.000%, 07/23/2025	496,299	0.1
330,000	MUFG Union Bank NA, 2.100%, 12/09/2022	328,686	0.1
324,000	National Australia Bank Ltd./New York, 3.500%, 06/09/2025	321,455	0.1
684,000 (3)	National Bank of Canada, 0.550%, 11/15/2024	652,450	0.2
349,000	National Bank of Canada, 0.750%, 08/06/2024	325,682	0.1
350,000 (1)	National Securities Clearing Corp., 1.200%, 04/23/2023	345,047	0.1
250,000 (1)	National Securities Clearing Corp., 1.500%, 04/23/2025	235,500	0.1
213,000 (1)	Nationwide Building Society, 1.500%, 10/13/2026	189,908	0.1
399,000 (1)	Nationwide Building Society, 2.000%, 01/27/2023	395,922	0.1
417,000 (3)	NatWest Group PLC, 2.359%, 05/22/2024	409,667	0.1
244,000	NatWest Group PLC, 3.875%, 09/12/2023	243,352	0.1
327,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	323,920	0.1
395,000 (1)	Nordea Bank Abp, 0.625%, 05/24/2024	371,931	0.1
293,000 (1)	Nordea Bank Abp, 0.750%, 08/28/2025	266,196	0.1
324,000 (1)	Nordea Bank Abp, 3.600%, 06/06/2025	321,078	0.1
786,000 (1)	Nordea Bank Abp, 4.250%, 09/21/2022	787,754	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
587,000	Old Republic International Corp., 4.875%, 10/01/2024	$596,585	0.2
498,000 (1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	481,207	0.1
207,000 (1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	190,323	0.1
265,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	238,969	0.1
470,000	PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	470,442	0.1
495,000 (1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	489,965	0.1
384,000	Royal Bank of Canada, 1.150%, 06/10/2025	355,768	0.1
284,000	Royal Bank of Canada, 1.150%, 07/14/2026	253,816	0.1
280,000	Royal Bank of Canada, 1.600%, 04/17/2023	276,989	0.1
466,000	Royal Bank of Canada, 1.600%, 01/21/2025	441,487	0.1
345,000	Royal Bank of Canada, 1.950%, 01/17/2023	343,188	0.1
225,000	Royal Bank of Canada, 2.937%, (US0003M + 0.660%), 10/05/2023	224,906	0.1
640,000 (2)	Royal Bank of Canada, 3.375%, 04/14/2025	632,368	0.2
553,000	Royal Bank of Canada, 3.700%, 10/05/2023	556,510	0.1
336,000	Royal Bank of Canada, 4.650%, 01/27/2026	339,365	0.1
440,000	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	424,945	0.1
954,000 (1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	922,251	0.2
619,000 (1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	577,798	0.2
464,000 (1)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	459,362	0.1
477,000 (1)(3)	Societe Generale SA, 2.226%, 01/21/2026	445,014	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
402,000 (1)(3)	Standard Chartered PLC, 0.991%, 01/12/2025	$380,015	0.1
288,000 (1)(3)	Standard Chartered PLC, 2.608%, 01/12/2028	257,447	0.1
475,000 (1)	Standard Chartered PLC, 3.950%, 01/11/2023	473,936	0.1
320,000	Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	306,406	0.1
355,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	345,581	0.1
465,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	433,284	0.1
413,000 (3)	SVB Financial Group, 4.345%, 04/29/2028	403,096	0.1
800,000 (1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	777,582	0.2
468,000 (1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	464,073	0.1
425,000 (1)	Swedbank AB, 0.600%, 09/25/2023	409,980	0.1
371,000 (1)	Swedbank AB, 3.356%, 04/04/2025	364,773	0.1
525,000 (1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	524,256	0.1
467,000 (2)	Toronto-Dominion Bank/ The, 0.700%, 09/10/2024	438,704	0.1
821,000	Toronto-Dominion Bank/ The, 1.150%, 06/12/2025	758,257	0.2
468,000 (2)	Toronto-Dominion Bank/ The, 1.450%, 01/10/2025	442,920	0.1
454,000	Toronto-Dominion Bank/ The, 3.766%, 06/06/2025	452,049	0.1
369,000 (1)	UBS AG/London, 0.700%, 08/09/2024	345,628	0.1
600,000 (1)(3)	UBS Group AG, 1.008%, 07/30/2024	581,313	0.2
565,000 (1)(3)	UBS Group AG, 2.859%, 08/15/2023	564,838	0.2
372,000 (1)(3)	UBS Group AG, 4.488%, 05/12/2026	371,091	0.1
280,000 (1)	USAA Capital Corp., 1.500%, 05/01/2023	275,887	0.1
649,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	618,570	0.2
406,000 (3)	Wells Fargo & Co., 3.908%, 04/25/2026	399,806	0.1
		74,461,210	20.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 1.6%
355,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	$351,467	0.1
388,000	Boeing Co/The, 4.875%, 05/01/2025	387,107	0.1
423,000	Caterpillar Financial Services Corp., 0.650%, 07/07/2023	412,709	0.1
223,000	General Dynamics Corp., 3.250%, 04/01/2025	221,357	0.1
392,000 (1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	369,030	0.1
386,000	Honeywell International, Inc., 1.350%, 06/01/2025	363,835	0.1
651,000	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	628,021	0.2
335,000	John Deere Capital Corp., 2.050%, 01/09/2025	324,645	0.1
184,000 (2)	John Deere Capital Corp., 2.125%, 03/07/2025	177,837	0.0
138,000	John Deere Capital Corp., 2.350%, 03/08/2027	129,388	0.0
435,000	Raytheon Technologies Corp., 3.700%, 12/15/2023	434,186	0.1
400,000	Republic Services, Inc., 2.500%, 08/15/2024	387,618	0.1
305,000	Rockwell Automation, Inc., 0.350%, 08/15/2023	295,331	0.1
350,000 (1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	297,685	0.1
373,000	Sonoco Products Co., 2.250%, 02/01/2027	335,806	0.1
713,000	Teledyne Technologies, Inc., 0.950%, 04/01/2024	674,676	0.2
		5,790,698	1.6
	Technology: 1.7%
233,000	Analog Devices, Inc., 2.950%, 04/01/2025	228,462	0.1
173,000	Apple, Inc., 1.125%, 05/11/2025	162,617	0.0
449,000	Apple, Inc., 2.750%, 01/13/2025	443,963	0.1
290,000	CGI, Inc., 1.450%, 09/14/2026	256,328	0.1
457,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	432,834	0.1
445,000	Fiserv, Inc., 2.750%, 07/01/2024	434,517	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
398,000	HP, Inc., 2.200%, 06/17/2025	$376,683	0.1
255,000	International Business Machines Corp., 6.500%, 01/15/2028	282,911	0.1
465,000 (1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	391,773	0.1
473,000	Oracle Corp., 1.650%, 03/25/2026	424,496	0.1
288,000	Oracle Corp., 2.500%, 04/01/2025	274,000	0.1
470,000	Oracle Corp., 2.650%, 07/15/2026	434,063	0.1
350,000	Roper Technologies, Inc., 0.450%, 08/15/2022	348,908	0.1
430,000	Roper Technologies, Inc., 3.125%, 11/15/2022	430,047	0.1
500,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	492,276	0.1
507,000	VMware, Inc., 1.000%, 08/15/2024	474,788	0.1
424,000	VMware, Inc., 4.500%, 05/15/2025	425,583	0.1
215,000	Workday, Inc., 3.500%, 04/01/2027	205,779	0.1
		6,520,028	1.7
	Utilities: 3.6%
475,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	472,072	0.1
502,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	483,064	0.1
445,000	American Electric Power Co., Inc., 2.031%, 03/15/2024	430,777	0.1
213,000 (1)	Aquarion Co., 4.000%, 08/15/2024	211,214	0.1
425,000	Arizona Public Service Co., 3.350%, 06/15/2024	420,105	0.1
425,000	Avangrid, Inc., 3.200%, 04/15/2025	413,682	0.1
279,000	Black Hills Corp., 1.037%, 08/23/2024	261,066	0.1
500,000 (1)	Dominion Energy, Inc., 2.450%, 01/15/2023	497,061	0.1
385,000	Duke Energy Ohio, Inc., 3.800%, 09/01/2023	386,132	0.1
290,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	290,484	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
329,000	Entergy Corp., 0.900%, 09/15/2025	$296,500	0.1
555,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	521,617	0.1
250,000	Entergy Louisiana LLC, 3.300%, 12/01/2022	250,287	0.1
250,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	251,306	0.1
277,000	Eversource Energy, 2.900%, 03/01/2027	260,285	0.1
485,000	Interstate Power and Light Co., 3.250%, 12/01/2024	479,430	0.1
72,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	71,250	0.0
428,000	National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	402,118	0.1
325,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	310,819	0.1
835,000	National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	834,356	0.2
473,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	426,973	0.1
271,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	274,931	0.1
325,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	323,932	0.1
462,000	NiSource, Inc., 0.950%, 08/15/2025	415,644	0.1
284,000	OGE Energy Corp., 0.703%, 05/26/2023	276,845	0.1
850,000	PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	844,526	0.2
485,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	486,226	0.1
335,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	302,887	0.1
384,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	369,027	0.1
646,000	Southern Co/The, 0.600%, 02/26/2024	611,783	0.2
272,000 (1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	267,785	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
273,000 (1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	$270,472	0.1
150,000	Wisconsin Power and Light Co., 2.250%, 11/15/2022	149,839	0.0
658,000	Xcel Energy, Inc., 0.500%, 10/15/2023	633,482	0.2
		13,197,977	3.6
	Total Corporate Bonds/ Notes
	(Cost $146,168,749)	139,782,737	37.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
475,778 (1)(3)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	461,403	0.1
984,064	Fannie Mae REMICS 2006-43-FJ, 2.034%, (US0001M + 0.410%), 06/25/2036	982,074	0.3
398,358	Fannie Mae REMICS 2007-14 PF, 1.814%, (US0001M + 0.190%), 03/25/2037	392,853	0.1
251,622	Fannie Mae REMICS 2010-123 FL, 2.054%, (US0001M + 0.430%), 11/25/2040	251,514	0.1
684,639	Fannie Mae REMICS 2010-136 FG, 2.124%, (US0001M + 0.500%), 12/25/2030	686,502	0.2
953,269	Fannie Mae REMICS 2011-51 FM, 2.274%, (US0001M + 0.650%), 06/25/2041	962,898	0.3
775,772	Fannie Mae REMICS 2011-68 F, 1.894%, (US0001M + 0.270%), 07/25/2031	775,389	0.2
102,613	Fannie Mae REMICS 2011-96 FN, 2.124%, (US0001M + 0.500%), 10/25/2041	102,769	0.0
18,294 (1)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	17,490	0.0
285,563 (1)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	256,486	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,448	Freddie Mac REMICS 3626 FA, 1.974%, (US0001M + 0.650%), 05/15/2036	$513,845	0.1
324,464	Freddie Mac REMICS 4508 CF, 1.724%, (US0001M + 0.400%), 09/15/2045	323,429	0.1
1,572,570	Ginnie Mae Series 2012-H11 FA, 1.503%, (US0001M + 0.700%), 02/20/2062	1,566,591	0.4
1,751,785	Ginnie Mae Series 2012-H31 FD, 1.143%, (US0001M + 0.340%), 12/20/2062	1,733,070	0.5
903,406	Ginnie Mae Series 2014-H05 FB, 1.403%, (US0001M + 0.600%), 12/20/2063	899,492	0.2
2,424,447	Ginnie Mae Series 2016-H06 FD, 1.723%, (US0001M + 0.920%), 07/20/2065	2,423,415	0.7
528,378	Ginnie Mae Series 2016-H07 FK, 1.803%, (US0001M + 1.000%), 03/20/2066	527,346	0.1
571,462	Ginnie Mae Series 2016-H08 FT, 1.523%, (US0001M + 0.720%), 02/20/2066	569,445	0.2
1,828,202	Ginnie Mae Series 2016-H16 FE, 0.627%, (US0012M + 0.380%), 06/20/2066	1,802,674	0.5
510,119	Ginnie Mae Series 2017-H09 FG, 1.273%, (US0001M + 0.470%), 03/20/2067	505,389	0.1
529,435	Ginnie Mae Series 2018-H04 FM, 1.103%, (US0001M + 0.300%), 03/20/2068	522,998	0.1
1,515,718	Ginnie Mae Series 2019-H02 FA, 1.253%, (US0001M + 0.450%), 01/20/2069	1,497,187	0.4
926,780	Ginnie Mae Series 2020-H09 NF, 2.053%, (US0001M + 1.250%), 04/20/2070	936,130	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,124 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$17,730	0.0
701,502 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 A4, 2.500%, 09/25/2051	589,224	0.2
222,481 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	213,015	0.1
270,000 (1)	Mello Warehouse Securitization Trust 2020-2 A, 2.424%, (US0001M + 0.800%), 11/25/2053	268,457	0.1
335,314 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	282,554	0.1
581,971 (1)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	489,027	0.1
735,713 (1)(3)	Rate Mortgage Trust 2021-J2 A31, 2.500%, 08/25/2051	617,476	0.2
187,019 (1)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.897%, 11/25/2044	180,355	0.0
69,711 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	67,976	0.0
100,521 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.467%, 06/25/2034	97,172	0.0
202,138 (1)(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	179,213	0.0
	Total Collateralized Mortgage Obligations
	(Cost $22,344,747)	21,712,588	5.9
U.S. TREASURY OBLIGATIONS: 21.2%
	U.S. Treasury Notes: 21.2%
21,645,000	0.125%, 05/31/2023	21,109,900	5.7
1,808,200	0.500%, 11/30/2023	1,747,032	0.5
1,815,800	0.875%, 01/31/2024	1,757,354	0.5
189,400	1.250%, 11/30/2026	175,398	0.0
107,900	1.500%, 01/31/2027	100,758	0.0
128,900	1.500%, 11/30/2028	117,067	0.0
3,218,000 (2)	2.500%, 05/31/2024	3,189,214	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
281,000	2.625%, 05/31/2027	$275,720	0.1
400,300	2.750%, 05/31/2029	392,482	0.1
34,684,000	2.875%, 06/15/2025	34,548,516	9.3
15,336,000	3.000%, 06/30/2024	15,344,986	4.1
	Total U.S. Treasury Obligations
	(Cost $79,061,199)	78,758,427	21.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.6%
2,000,000 (1)	BHMS 2018-ATLS D, 3.574%, (US0001M + 2.250%), 07/15/2035	1,876,625	0.5
3,500,000 (1)	BPR Trust 2021-WILL C, 5.324%, (US0001M + 4.000%), 06/15/2038	3,337,361	0.9
1,500,000 (1)	BXMT 2021-FL4 D Ltd., 3.574%, (US0001M + 2.250%), 05/15/2038	1,417,058	0.4
955,000	COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	951,150	0.3
1,705,000 (3)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,685,683	0.5
1,458,000 (1)(3)	COMM 2013-LC6 D Mortgage Trust, 4.425%, 01/10/2046	1,404,705	0.4
3,280,000 (1)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317%), 06/15/2034	3,082,649	0.8
24,579	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	24,492	0.0
5,083 (3)	Ginnie Mae 2015-21 AF, 2.450%, 07/16/2048	5,033	0.0
46,279	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	45,684	0.0
134,646	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	131,996	0.0
37,680	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	37,103	0.0
84,045	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	82,384	0.0
154,720	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	151,809	0.0
184,813	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	181,800	0.1
530,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	528,875	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,820,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.358%, 11/15/2045	$1,769,949	0.5
1,630,000 (3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.049%, 01/15/2047	1,580,600	0.4
900,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.806%, 04/15/2047	841,248	0.2
1,250,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.209%, 07/15/2046	1,245,941	0.3
279,639	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	273,924	0.1
1,220,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,189,262	0.3
500,000 (1)	PFP 2021-8 Ltd. E, 4.009%, (US0001M + 2.500%), 08/09/2037	472,013	0.1
1,263,225 (1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 3.774%, (US0001M + 2.150%), 02/25/2035	1,255,320	0.3
20,512	UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	20,481	0.0
1,930,000 (1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	1,926,543	0.5
4,000,000 (1)	VMC Finance 2021-FL4 C LLC, 3.862%, (US0001M + 2.250%), 06/16/2036	3,864,113	1.1
690,268 (1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	689,873	0.2
5,720,000 (3)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.090%, 06/15/2046	5,495,007	1.5
	Total Commercial Mortgage-Backed Securities
	(Cost $37,493,215)	35,568,681	9.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 18.3%
	Automobile Asset-Backed Securities: 4.5%
200,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	$200,288	0.1
87,908	Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	87,941	0.0
550,841	AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	550,179	0.2
349,005	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	348,621	0.1
900,000	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	870,588	0.2
1,350,000	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,321,415	0.4
550,000	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	512,729	0.1
522,143	BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	515,090	0.1
400,000	Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	399,744	0.1
300,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	276,430	0.1
750,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	697,889	0.2
750,000	Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	737,066	0.2
1,500,000	Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	1,493,431	0.4
1,100,000	Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	1,086,591	0.3
750,000	Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	698,673	0.2
450,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	443,697	0.1
119,465	GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	119,277	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
84,322	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	$84,314	0.0
110,742	Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	110,643	0.0
532,209	Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	526,065	0.1
850,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	777,390	0.2
395,943 (1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	382,764	0.1
171,245	Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	171,372	0.1
425,236	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	425,966	0.1
400,000 (1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	380,988	0.1
550,000	Santander Drive Auto Receivables Trust 2020-1 C, 4.110%, 12/15/2025	550,411	0.2
123,795	Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	123,692	0.0
600,000	Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	591,461	0.2
1,100,000	Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	1,081,951	0.3
950,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	939,100	0.3
		16,505,766	4.5
	Credit Card Asset-Backed Securities: 0.4%
1,350,000 (1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	1,284,370	0.4

	Other Asset-Backed Securities: 12.5%
800,000 (1)	AGL CLO 13 Ltd. 2021-13A A1, 2.223%, (US0003M + 1.160%), 10/20/2034	773,508	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (1)	Aimco CLO 11 Ltd. 2020-11A AR, 2.174%, (US0003M + 1.130%), 10/17/2034	$1,926,462	0.5
840,000 (1)	Apidos Clo XXV 2016-25A A1R, 2.233%, (US0003M + 1.170%), 10/20/2031	824,750	0.2
100,000 (1)	Arbor Realty Commercial Real Estate Notes 2021-FL3 C Ltd., 3.174%, (US0001M + 1.850%), 08/15/2034	95,621	0.0
2,000,000 (1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 E Ltd., 4.724%, (US0001M + 3.400%), 11/15/2036	1,932,822	0.5
700,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.274%, (US0003M + 1.230%), 01/15/2030	676,537	0.2
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 2.394%, (US0003M + 1.350%), 07/18/2029	243,590	0.1
1,000,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 2.394%, (US0003M + 1.350%), 01/15/2033	979,564	0.3
500,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 2.444%, (US0003M + 1.400%), 04/19/2034	475,907	0.1
250,000 (1)	Carbone CLO Ltd. 2017-1A A1, 2.203%, (US0003M + 1.140%), 01/20/2031	244,956	0.1
492,818 (1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 2.461%, (US0003M + 1.050%), 05/15/2031	482,268	0.1
1,200,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 2.203%, (US0003M + 1.140%), 04/20/2034	1,158,029	0.3
800,000 (1)	Carlyle US Clo 2017-2A CR Ltd., 2.463%, (US0003M + 1.400%), 07/20/2031	766,676	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
850,000 (1)	Carlyle US CLO 2020-2A A1R Ltd., 2.324%, (US0003M + 1.140%), 01/25/2035	$818,996	0.2
1,550,000 (1)	Carlyle US Clo 2021-4A A2 Ltd., 2.463%, (US0003M + 1.400%), 04/20/2034	1,485,523	0.4
1,000,000 (1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 2.344%, (US0003M + 1.160%), 07/23/2034	965,582	0.3
600,000 (1)	CIFC Funding 2018-4A A1 Ltd., 2.194%, (US0003M + 1.150%), 10/17/2031	588,223	0.2
900,000 (1)	CIFC Funding 2020-2A AR Ltd., 2.233%, (US0003M + 1.170%), 10/20/2034	874,230	0.2
600,000 (1)	Clear Creek CLO Ltd. 2015-1A AR, 2.263%, (US0003M + 1.200%), 10/20/2030	590,009	0.2
550,000	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	520,496	0.1
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 2.243%, (US0003M + 1.180%), 10/20/2030	246,209	0.1
1,000,000 (1)	Dryden 78 CLO Ltd. 2020-78A A, 2.224%, (US0003M + 1.180%), 04/17/2033	973,472	0.3
480,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.611%, (US0003M + 1.200%), 08/15/2030	475,297	0.1
300,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.313%, (US0003M + 1.250%), 01/20/2030	289,357	0.1
671,545 (1)	Elevation CLO 2014-2A A1R Ltd., 2.274%, (US0003M + 1.230%), 10/15/2029	663,657	0.2
450,000 (1)	Elmwood CLO IX Ltd. 2021-2A A, 2.193%, (US0003M + 1.130%), 07/20/2034	436,343	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (1)	FS RIALTO 2021-FL2 E, 4.959%, (US0001M + 3.450%), 05/16/2038	$1,918,401	0.5
1,360,000 (1)	HGI CRE CLO 2021-FL1 B Ltd., 3.109%, (US0001M + 1.600%), 06/16/2036	1,307,897	0.3
2,100,000 (1)	HGI CRE CLO 2021-FL1 D Ltd., 3.859%, (US0001M + 2.350%), 06/16/2036	2,022,451	0.5
353,412 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	326,258	0.1
400,000	John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	385,873	0.1
1,300,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 2.443%, (US0003M + 1.380%), 01/20/2033	1,277,670	0.3
1,000,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.244%, (US0003M + 1.200%), 04/17/2033	974,442	0.3
600,000 (1)	LCM 26A A2 Ltd., 2.313%, (US0003M + 1.250%), 01/20/2031	578,172	0.2
37,077 (1)	LoanCore 2019-CRE2 A Issuer Ltd., 2.454%, (US0001M + 1.130%), 05/15/2036	36,616	0.0
500,000 (1)	Magnetite XXVI Ltd. 2020-26A A2R, 2.584%, (US0003M + 1.400%), 07/25/2034	478,348	0.1
1,500,000 (1)	Magnetite XXVII Ltd. 27A AR, 2.203%, (US0003M + 1.140%), 10/20/2034	1,449,838	0.4
720,000 (1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 2.343%, (US0003M + 1.280%), 01/20/2032	703,408	0.2
1,050,000 (1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	1,029,205	0.3
700,000 (1)	Oaktree CLO Ltd. 2021-1A A1, 2.204%, (US0003M + 1.160%), 07/15/2034	677,410	0.2
350,000 (1)	OCP CLO 2021-22A A Ltd., 2.243%, (US0003M + 1.180%), 12/02/2034	339,797	0.1
1,100,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 2.244%, (US0003M + 1.200%), 07/15/2029	1,061,406	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
400,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 2.253%, (US0003M + 1.190%), 01/20/2031	$393,192	0.1
1,000,000 (1)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 2.213%, (US0003M + 1.150%), 10/20/2034	963,528	0.3
400,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.394%, (US0003M + 1.350%), 07/19/2030	387,008	0.1
300,000 (1)	OHA Credit Funding 2019-3A AR Ltd., 2.203%, (US0003M + 1.140%), 07/02/2035	291,625	0.1
2,000,000 (1)	OHA Credit Partners XVI 2021-16A A, 2.194%, (US0003M + 1.150%), 10/18/2034	1,940,248	0.5
1,600,000 (1)	OHA Loan Funding 2015-1A AR3 Ltd., 2.194%, (US0003M + 1.150%), 01/19/2037	1,550,344	0.4
975,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.163%, (US0003M + 1.100%), 07/20/2030	961,905	0.3
600,000 (1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	556,913	0.1
571,888 (1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	570,886	0.1
800,000 (1)	Sound Point CLO XXIII 2019-2A AR, 2.214%, (US0003M + 1.170%), 07/15/2034	769,973	0.2
850,000 (1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 2.494%, (US0003M + 1.450%), 07/15/2030	821,007	0.2
1,850,000 (1)	THL Credit Wind River 2019-1A AR CLO Ltd., 2.223%, (US0003M + 1.160%), 07/20/2034	1,792,504	0.5
650,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	615,015	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (1)	Venture 34 CLO Ltd. 2018-34A A, 2.274%, (US0003M + 1.230%), 10/15/2031	$244,571	0.1
500,000 (1)	Wellman Park CLO Ltd. 2021-1A A, 2.144%, (US0003M + 1.100%), 07/15/2034	484,700	0.1
		46,418,695	12.5
	Student Loan Asset-Backed Securities: 0.9%
401,654 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	382,936	0.1
440,904 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	413,711	0.1
205,236 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	188,010	0.0
297,622 (1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	260,984	0.1
1,300,000 (1)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	1,291,176	0.3
605,966 (1)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	597,227	0.2
413,934 (1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	373,495	0.1
		3,507,539	0.9
	Total Asset-Backed Securities
	(Cost $69,853,518)	67,716,370	18.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
738	6.500%, 10/01/2022	774	0.0
8,569	6.500%, 10/01/2032	9,114	0.0
7,756	7.000%, 10/01/2032	7,769	0.0
	Total U.S. Government Agency Obligations
	(Cost $17,411)	17,657	0.0
	Total Long-Term Investments (Cost $354,938,839)	343,556,460	92.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.0%
	Repurchase Agreements: 1.4%
1,331,022 (4)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,331,079, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,357,643, due 01/20/24-06/20/52)	$1,331,022	0.4
1,298,057 (4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,298,112, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,324,018, due 07/31/22-07/01/52)	1,298,057	0.3
1,331,022 (4)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,331,080, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,357,643, due 07/01/22-09/09/49)	1,331,022	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,331,022 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,331,079, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,357,642, due 08/16/22-05/20/52)	$1,331,022	0.4
	Total Repurchase Agreements (Cost $5,291,123)	5,291,123	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.6%
166,000 (4)(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	166,000	0.1
93,000 (4)(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	93,000	0.0
20,454,000 (4)(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	20,454,000	5.5
	Total Mutual Funds (Cost $20,713,000)	20,713,000	5.6
	Total Short-Term Investments (Cost $26,004,123)	26,004,123	7.0
	Total Investments in Securities (Cost $380,942,962)	$369,560,583	99.7
	Assets in Excess of Other Liabilities	1,162,884	0.3
	Net Assets	$370,723,467	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)

Corporate Bonds/Notes	37.7%
U.S. Treasury Obligations	21.2%
Asset-Backed Securities	18.3%
Commercial Mortgage-Backed Securities	9.6%
Collateralized Mortgage Obligations	5.9%
U.S. Government Agency Obligations	0.0%^
Assets in Excess of Other Liabilities,*	7.3%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$139,782,737	$—	$139,782,737
Collateralized Mortgage Obligations	—	21,712,588	—	21,712,588
Asset-Backed Securities	—	67,716,370	—	67,716,370
Commercial Mortgage-Backed Securities	—	35,568,681	—	35,568,681
U.S. Government Agency Obligations	—	17,657	—	17,657
U.S. Treasury Obligations	—	78,758,427	—	78,758,427
Short-Term Investments	20,713,000	5,291,123	—	26,004,123
Total Investments, at fair value	$20,713,000	$348,847,583	$—	$369,560,583
Other Financial Instruments+
Futures	167,145	—	—	167,145
Total Assets	$20,880,145	$348,847,583	$—	$369,727,728
Liabilities Table
Other Financial Instruments+
Futures	$(613,513)	$—	$—	$(613,513)
Total Liabilities	$(613,513)	$—	$—	$(613,513)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	513	09/30/22	$107,738,016	$(613,513)
			$107,738,016	$(613,513)
Short Contracts:
U.S. Treasury 10-Year Note	(19)	09/21/22	(2,252,094)	31,879
U.S. Treasury 5-Year Note	(146)	09/30/22	(16,388,500)	135,266
			$(18,640,594)	$167,145
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$167,145
Total Asset Derivatives		$167,145
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$613,513
Total Liability Derivatives		$613,513

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,114,828)
Total	$(2,114,828)
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(242,170)
Total	$(242,170)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $380,744,606.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$252,142
Gross Unrealized Depreciation	(11,882,533)
Net Unrealized Depreciation	$(11,630,391)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.5%
	Communication Services: 8.6%
154,460	Activision Blizzard, Inc.	$12,026,256	0.2
59,416 (1)	Alphabet, Inc. - Class A	129,482,912	2.0
54,478 (1)	Alphabet, Inc. - Class C	119,167,901	1.8
1,414,256	AT&T, Inc.	29,642,806	0.5
22,881 (1)	Charter Communications, Inc.	10,720,435	0.2
883,159	Comcast Corp. - Class A	34,655,159	0.5
49,163 (1)(2)	Dish Network Corp. - Class A	881,493	0.0
55,555	Electronic Arts, Inc.	6,758,266	0.1
62,177	Fox Corp. - Class A	1,999,612	0.0
28,703	Fox Corp. - Class B	852,479	0.0
77,497	Interpublic Group of Cos., Inc.	2,133,492	0.0
27,053 (1)(2)	Live Nation Entertainment, Inc.	2,234,037	0.0
181,428 (2)	Lumen Technologies, Inc.	1,979,380	0.0
56,419 (1)(2)	Match Group, Inc.	3,931,840	0.1
453,083 (1)	Meta Platforms, Inc.	73,059,634	1.1
87,766 (1)	NetFlix, Inc.	15,347,640	0.2
76,956	News Corp - Class A	1,198,974	0.0
23,837	News Corp - Class B	378,770	0.0
41,147 (2)	Omnicom Group	2,617,361	0.1
119,450 (2)	Paramount Global - Class B	2,948,026	0.1
31,125 (1)	Take-Two Interactive Software, Inc.	3,813,746	0.1
116,393 (1)	T-Mobile US, Inc.	15,659,514	0.2
150,687 (1)	Twitter, Inc.	5,634,187	0.1
829,637 (2)	Verizon Communications, Inc.	42,104,078	0.7
359,833 (1)	Walt Disney Co.	33,968,235	0.5
435,384 (1)	Warner Bros Discovery, Inc.	5,842,853	0.1
		559,039,086	8.6
	Consumer Discretionary: 10.2%
12,277 (2)	Advance Auto Parts, Inc.	2,125,026	0.0
1,728,554 (1)	Amazon.com, Inc.	183,589,720	2.8
53,259 (1)	Aptiv PLC	4,743,779	0.1
3,921 (1)	Autozone, Inc.	8,426,700	0.1
47,114 (2)	Bath & Body Works, Inc.	1,268,309	0.0
39,998 (2)	Best Buy Co., Inc.	2,607,470	0.0
8,025 (1)	Booking Holdings, Inc.	14,035,645	0.2
47,207	BorgWarner, Inc.	1,575,298	0.0
42,088 (1)	Caesars Entertainment, Inc.	1,611,970	0.0
31,832 (1)(2)	Carmax, Inc.	2,880,159	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
159,242 (1)(2)	Carnival Corp.	$1,377,443	0.0
5,539 (1)	Chipotle Mexican Grill, Inc.	7,240,913	0.1
63,488 (2)	D.R. Horton, Inc.	4,202,271	0.1
24,641 (2)	Darden Restaurants, Inc.	2,787,390	0.1
45,196	Dollar General Corp.	11,092,906	0.2
44,470 (1)	Dollar Tree, Inc.	6,930,649	0.1
7,164 (2)	Domino’s Pizza, Inc.	2,791,882	0.1
110,596	eBay, Inc.	4,608,535	0.1
24,961 (1)(2)	Etsy, Inc.	1,827,395	0.0
29,943 (1)	Expedia Group, Inc.	2,839,495	0.1
780,106	Ford Motor Co.	8,682,580	0.1
29,913	Garmin Ltd.	2,938,952	0.1
288,032 (1)	General Motors Co.	9,147,896	0.1
28,040	Genuine Parts Co.	3,729,320	0.1
25,894 (2)	Hasbro, Inc.	2,120,201	0.0
54,875	Hilton Worldwide Holdings, Inc.	6,115,270	0.1
204,141	Home Depot, Inc.	55,989,752	0.9
67,687 (1)(2)	Las Vegas Sands Corp.	2,273,606	0.0
51,460	Lennar Corp. - Class A	3,631,532	0.1
51,404 (2)	LKQ Corp.	2,523,422	0.0
130,604	Lowe’s Cos, Inc.	22,812,601	0.4
54,312	Marriott International, Inc.	7,386,975	0.1
146,097	McDonald’s Corp.	36,068,427	0.6
69,858	MGM Resorts International	2,022,389	0.0
10,167 (1)	Mohawk Industries, Inc.	1,261,623	0.0
74,541	Newell Brands, Inc.	1,419,261	0.0
250,643	Nike, Inc. - Class B	25,615,715	0.4
82,079 (1)(2)	Norwegian Cruise Line Holdings Ltd.	912,718	0.0
611 (1)	NVR, Inc.	2,446,530	0.0
12,984 (1)	O’Reilly Automotive, Inc.	8,202,772	0.1
32,707 (1)(2)	Penn National Gaming, Inc.	994,947	0.0
7,893	Pool Corp.	2,772,258	0.0
46,943	Pulte Group, Inc.	1,860,351	0.0
13,777	PVH Corp.	783,911	0.0
9,113 (2)	Ralph Lauren Corp.	816,980	0.0
69,564	Ross Stores, Inc.	4,885,480	0.1
44,149 (1)	Royal Caribbean Cruises Ltd.	1,541,242	0.0
226,474	Starbucks Corp.	17,300,349	0.3
49,743	Tapestry, Inc.	1,518,156	0.0
91,350	Target Corp.	12,901,361	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
165,777 (1)	Tesla, Inc.	$111,637,547	1.7
232,009	TJX Cos., Inc.	12,957,703	0.2
22,102	Tractor Supply Co.	4,284,473	0.1
10,317 (1)	Ulta Beauty, Inc.	3,976,997	0.1
63,551 (2)	VF Corp.	2,807,048	0.1
11,103 (2)	Whirlpool Corp.	1,719,522	0.0
20,722 (1)(2)	Wynn Resorts Ltd.	1,180,740	0.0
56,334	Yum! Brands, Inc.	6,394,472	0.1
		664,198,034	10.2
	Consumer Staples: 6.7%
357,675	Altria Group, Inc.	14,940,085	0.2
111,163	Archer-Daniels-Midland Co.	8,626,249	0.1
35,980	Brown-Forman Corp. - Class B	2,524,357	0.0
39,803 (2)	Campbell Soup Co.	1,912,534	0.0
47,959	Church & Dwight Co., Inc.	4,443,881	0.1
24,228 (2)	Clorox Co.	3,415,663	0.1
770,744	Coca-Cola Co.	48,487,505	0.7
165,942	Colgate-Palmolive Co.	13,298,592	0.2
94,444	Conagra Brands, Inc.	3,233,763	0.1
32,154	Constellation Brands, Inc.	7,493,811	0.1
87,559	Costco Wholesale Corp.	41,965,278	0.6
45,760	Estee Lauder Cos., Inc.	11,653,699	0.2
118,761	General Mills, Inc.	8,960,518	0.1
28,840	Hershey Co.	6,205,214	0.1
55,548 (2)	Hormel Foods Corp.	2,630,753	0.0
21,335	JM Smucker Co.	2,731,093	0.0
50,371 (2)	Kellogg Co.	3,593,467	0.1
145,721 (2)	Keurig Dr Pepper, Inc.	5,157,066	0.1
66,559	Kimberly-Clark Corp.	8,995,449	0.1
139,776	Kraft Heinz Co.	5,331,057	0.1
129,603	Kroger Co.	6,134,110	0.1
28,588	Lamb Weston Holdings, Inc.	2,042,899	0.0
49,170 (2)	McCormick & Co., Inc.	4,093,403	0.1
37,093	Molson Coors Beverage Co.	2,021,939	0.0
273,337	Mondelez International, Inc.	16,971,494	0.3
74,292 (1)	Monster Beverage Corp.	6,886,868	0.1
273,148	PepsiCo, Inc.	45,522,846	0.7
306,223	Philip Morris International, Inc.	30,236,459	0.5
473,980	Procter & Gamble Co.	68,153,584	1.1
100,647	Sysco Corp.	8,525,807	0.1
57,579	Tyson Foods, Inc.	4,955,249	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
141,069	Walgreens Boots Alliance, Inc.	$5,346,515	0.1
277,343	Walmart, Inc.	33,719,362	0.5
		440,210,569	6.7
	Energy: 4.2%
66,818	APA Corp.	2,331,948	0.0
184,777	Baker Hughes Co.	5,334,512	0.1
388,148	Chevron Corp.	56,196,068	0.9
255,520	ConocoPhillips	22,948,251	0.3
160,179	Coterra Energy, Inc.	4,131,016	0.1
121,256	Devon Energy Corp.	6,682,418	0.1
32,960	Diamondback Energy, Inc.	3,993,104	0.1
115,707 (2)	EOG Resources, Inc.	12,778,681	0.2
832,186	Exxon Mobil Corp.	71,268,409	1.1
178,185	Halliburton Co.	5,587,882	0.1
54,726 (2)	Hess Corp.	5,797,673	0.1
383,928	Kinder Morgan, Inc.	6,434,633	0.1
139,804	Marathon Oil Corp.	3,142,794	0.0
106,873	Marathon Petroleum Corp.	8,786,029	0.1
175,884	Occidental Petroleum Corp.	10,356,050	0.2
88,229	Oneok, Inc.	4,896,710	0.1
95,041	Phillips 66	7,792,412	0.1
44,453	Pioneer Natural Resources Co.	9,916,575	0.1
279,228	Schlumberger NV	9,985,193	0.2
80,493	Valero Energy Corp.	8,554,796	0.1
240,618	Williams Cos., Inc.	7,509,688	0.1
		274,424,842	4.2
	Financials: 10.5%
117,074	Aflac, Inc.	6,477,705	0.1
54,323	Allstate Corp.	6,884,354	0.1
120,501	American Express Co.	16,703,849	0.3
156,497	American International Group, Inc.	8,001,692	0.1
21,834	Ameriprise Financial, Inc.	5,189,505	0.1
41,956	Aon PLC	11,314,694	0.2
41,499	Arthur J. Gallagher & Co.	6,765,997	0.1
10,684	Assurant, Inc.	1,846,729	0.0
1,400,636	Bank of America Corp.	43,601,799	0.7
146,814	Bank of New York Mellon Corp.	6,123,612	0.1
357,402 (1)	Berkshire Hathaway, Inc. - Class B	97,577,894	1.5
28,134	Blackrock, Inc.	17,134,731	0.3
46,163	Brown & Brown, Inc.	2,693,149	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
77,647	Capital One Financial Corp.	$8,090,041	0.1
20,996	Cboe Global Markets, Inc.	2,376,537	0.0
297,936	Charles Schwab Corp.	18,823,597	0.3
83,704	Chubb Ltd.	16,454,532	0.3
29,505 (2)	Cincinnati Financial Corp.	3,510,505	0.1
383,625	Citigroup, Inc.	17,642,914	0.3
97,429	Citizens Financial Group, Inc.	3,477,241	0.1
70,929	CME Group, Inc.	14,519,166	0.2
25,730	Comerica, Inc.	1,888,067	0.0
55,504	Discover Financial Services	5,249,568	0.1
7,751	Everest Re Group Ltd.	2,172,450	0.0
7,442	Factset Research Systems, Inc.	2,861,970	0.0
135,536 (2)	Fifth Third Bancorp	4,554,010	0.1
35,293	First Republic Bank	5,089,251	0.1
55,361 (2)	Franklin Resources, Inc.	1,290,465	0.0
18,291	Globe Life, Inc.	1,782,824	0.0
67,848	Goldman Sachs Group, Inc.	20,152,213	0.3
64,967	Hartford Financial Services Group, Inc.	4,250,791	0.1
283,066 (2)	Huntington Bancshares, Inc.	3,405,284	0.1
110,619	Intercontinental Exchange, Inc.	10,402,611	0.2
67,194	Invesco Ltd.	1,083,839	0.0
580,213	JPMorgan Chase & Co.	65,337,786	1.0
182,874	Keycorp	3,150,919	0.0
31,930	Lincoln National Corp.	1,493,366	0.0
38,605	Loews Corp.	2,287,732	0.0
35,444	M&T Bank Corp.	5,649,419	0.1
7,487	MarketAxess Holdings, Inc.	1,916,747	0.0
99,405	Marsh & McLennan Cos., Inc.	15,432,626	0.2
136,551	Metlife, Inc.	8,574,037	0.1
31,842	Moody’s Corp.	8,660,069	0.1
276,456	Morgan Stanley	21,027,243	0.3
16,000	MSCI, Inc. - Class A	6,594,400	0.1
22,772 (2)	Nasdaq, Inc.	3,473,641	0.1
41,165	Northern Trust Corp.	3,971,599	0.1
81,703	PNC Financial Services Group, Inc.	12,890,282	0.2
46,423 (2)	Principal Financial Group, Inc.	3,100,592	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
115,542	Progressive Corp.	$13,434,068	0.2
74,422 (2)	Prudential Financial, Inc.	7,120,697	0.1
38,273 (2)	Raymond James Financial, Inc.	3,421,989	0.1
185,463	Regions Financial Corp.	3,477,431	0.1
68,569	S&P Global, Inc.	23,111,867	0.4
12,351	Signature Bank	2,213,423	0.0
72,523	State Street Corp.	4,471,043	0.1
11,626 (1)	SVB Financial Group	4,592,154	0.1
99,069	Synchrony Financial	2,736,286	0.0
45,125 (2)	T. Rowe Price Group, Inc.	5,126,651	0.1
47,488	Travelers Cos, Inc.	8,031,646	0.1
262,817	Truist Financial Corp.	12,465,410	0.2
267,091 (2)	US Bancorp	12,291,528	0.2
748,782	Wells Fargo & Co.	29,329,791	0.4
22,024	Willis Towers Watson PLC	4,347,317	0.1
41,244	WR Berkley Corp.	2,815,316	0.0
29,852	Zions Bancorp NA	1,519,467	0.0
		683,460,128	10.5
	Health Care: 14.6%
345,898	Abbott Laboratories	37,581,818	0.6
349,092	AbbVie, Inc.	53,466,931	0.8
8,961 (1)	Abiomed, Inc.	2,217,937	0.0
59,137	Agilent Technologies, Inc.	7,023,701	0.1
14,438 (1)	Align Technology, Inc.	3,417,041	0.1
29,646	AmerisourceBergen Corp.	4,194,316	0.1
105,531	Amgen, Inc.	25,675,692	0.4
99,472	Baxter International, Inc.	6,389,087	0.1
56,314	Becton Dickinson & Co.	13,883,090	0.2
28,921 (1)	Biogen, Inc.	5,898,149	0.1
4,254 (1)	Bio-Rad Laboratories, Inc.	2,105,730	0.0
7,735	Bio-Techne Corp.	2,681,260	0.0
282,411 (1)	Boston Scientific Corp.	10,525,458	0.2
420,595	Bristol-Myers Squibb Co.	32,385,815	0.5
54,548	Cardinal Health, Inc.	2,851,224	0.0
35,262 (1)	Catalent, Inc.	3,783,260	0.1
115,544 (1)	Centene Corp.	9,776,178	0.2
9,935 (1)	Charles River Laboratories International, Inc.	2,125,792	0.0
62,677	Cigna Corp.	16,516,643	0.3
9,706	Cooper Cos., Inc.	3,039,143	0.0
259,048	CVS Health Corp.	24,003,388	0.4
127,834	Danaher Corp.	32,408,476	0.5
12,134 (1)	DaVita, Inc.	970,235	0.0
43,040	Dentsply Sirona, Inc.	1,537,819	0.0
77,539 (1)	DexCom, Inc.	5,778,982	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
122,921 (1)	Edwards Lifesciences Corp.	$11,688,558	0.2
47,626	Elevance Health, Inc.	22,983,355	0.4
155,794	Eli Lilly & Co.	50,513,089	0.8
247,789	Gilead Sciences, Inc.	15,315,838	0.2
44,947	HCA Healthcare, Inc.	7,553,793	0.1
27,302 (1)	Henry Schein, Inc.	2,095,155	0.0
49,217 (1)	Hologic, Inc.	3,410,738	0.1
24,989	Humana, Inc.	11,696,601	0.2
16,694 (1)	Idexx Laboratories, Inc.	5,855,087	0.1
31,035 (1)	Illumina, Inc.	5,721,613	0.1
37,039 (1)	Incyte Corp., Ltd.	2,813,853	0.0
70,912 (1)	Intuitive Surgical, Inc.	14,232,747	0.2
37,392 (1)	IQVIA Holdings, Inc.	8,113,690	0.1
519,832	Johnson & Johnson	92,275,378	1.4
18,330	Laboratory Corp. of America Holdings	4,295,819	0.1
28,717	McKesson Corp.	9,367,773	0.1
265,020	Medtronic PLC	23,785,545	0.4
499,564	Merck & Co., Inc.	45,545,250	0.7
4,480 (1)	Mettler Toledo International, Inc.	5,146,490	0.1
68,362 (1)	Moderna, Inc.	9,765,512	0.1
11,596 (1)	Molina Healthcare, Inc.	3,242,358	0.0
49,920 (2)	Organon & Co.	1,684,800	0.0
24,847	PerkinElmer, Inc.	3,533,740	0.1
1,108,429	Pfizer, Inc.	58,114,932	0.9
23,429 (2)	Quest Diagnostics, Inc.	3,115,588	0.0
21,341 (1)	Regeneron Pharmaceuticals, Inc.	12,615,305	0.2
28,791	Resmed, Inc.	6,035,457	0.1
19,713	STERIS Public Ltd. Co.	4,063,835	0.1
66,487	Stryker Corp.	13,226,259	0.2
9,223	Teleflex, Inc.	2,267,475	0.0
77,333	Thermo Fisher Scientific, Inc.	42,013,472	0.6
185,335	UnitedHealth Group, Inc.	95,193,616	1.5
13,261 (2)	Universal Health Services, Inc.	1,335,515	0.0
50,524 (1)	Vertex Pharmaceuticals, Inc.	14,237,158	0.2
238,108	Viatris, Inc.	2,492,991	0.0
12,017 (1)	Waters Corp.	3,977,387	0.1
14,585	West Pharmaceutical Services, Inc.	4,410,066	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
41,402	Zimmer Biomet Holdings, Inc.	$4,349,694	0.1
93,150	Zoetis, Inc.	16,011,553	0.2
		954,334,250	14.6
	Industrials: 7.5%
112,440 (2)	3M Co.	14,550,860	0.2
24,789 (1)	Alaska Air Group, Inc.	992,799	0.0
17,660	Allegion Public Ltd.	1,728,914	0.0
127,526 (1)(2)	American Airlines Group, Inc.	1,617,030	0.0
45,544	Ametek, Inc.	5,004,830	0.1
25,873	AO Smith Corp.	1,414,736	0.0
109,865 (1)	Boeing Co.	15,020,743	0.2
168,436 (2)	Carrier Global Corp.	6,006,428	0.1
105,368	Caterpillar, Inc.	18,835,584	0.3
25,141	CH Robinson Worldwide, Inc.	2,548,543	0.0
17,182	Cintas Corp.	6,417,992	0.1
42,028 (1)	Copart, Inc.	4,566,762	0.1
429,524	CSX Corp.	12,481,967	0.2
28,041	Cummins, Inc.	5,426,775	0.1
55,217	Deere & Co.	16,535,835	0.3
126,007 (1)(2)	Delta Air Lines, Inc.	3,650,423	0.1
28,348	Dover Corp.	3,439,179	0.1
78,822	Eaton Corp. PLC	9,930,784	0.2
117,344	Emerson Electric Co.	9,333,542	0.1
24,167	Equifax, Inc.	4,417,244	0.1
33,353	Expeditors International Washington, Inc.	3,250,583	0.1
113,316	Fastenal Co.	5,656,735	0.1
47,104	FedEx Corp.	10,678,948	0.2
70,598	Fortive Corp.	3,839,119	0.1
25,841	Fortune Brands Home & Security, Inc.	1,547,359	0.0
12,610 (1)	Generac Holdings, Inc.	2,655,414	0.0
45,534	General Dynamics Corp.	10,074,397	0.2
217,436 (2)	General Electric Co.	13,844,150	0.2
134,478	Honeywell International, Inc.	23,373,621	0.4
74,721	Howmet Aerospace, Inc.	2,349,975	0.0
7,887 (2)	Huntington Ingalls Industries, Inc.	1,717,946	0.0
14,969	IDEX Corp.	2,718,819	0.0
55,988 (2)	Illinois Tool Works, Inc.	10,203,813	0.2
80,246	Ingersoll Rand, Inc.	3,376,752	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
25,441	Jacobs Engineering Group, Inc.	$3,234,314	0.0
16,540	JB Hunt Transport Services, Inc.	2,604,554	0.0
137,429	Johnson Controls International plc	6,580,101	0.1
38,102	L3Harris Technologies, Inc.	9,209,253	0.1
26,998	Leidos Holdings, Inc.	2,718,969	0.0
46,787	Lockheed Martin Corp.	20,116,538	0.3
47,237	Masco Corp.	2,390,192	0.0
70,641	Nielsen Holdings PLC	1,640,284	0.0
10,654	Nordson Corp.	2,156,796	0.0
47,208	Norfolk Southern Corp.	10,729,906	0.2
28,890	Northrop Grumman Corp.	13,825,887	0.2
18,138	Old Dominion Freight Line	4,648,407	0.1
83,668	Otis Worldwide Corp.	5,912,818	0.1
68,685	Paccar, Inc.	5,655,523	0.1
25,295	Parker Hannifin Corp.	6,223,835	0.1
32,580	Pentair PLC	1,491,187	0.0
28,390 (2)	Quanta Services, Inc.	3,558,403	0.1
293,814	Raytheon Technologies Corp.	28,238,464	0.4
41,118	Republic Services, Inc.	5,381,113	0.1
21,556	Robert Half International, Inc.	1,614,329	0.0
22,877	Rockwell Automation, Inc.	4,559,615	0.1
44,563 (2)	Rollins, Inc.	1,556,140	0.0
10,521	Snap-On, Inc.	2,072,953	0.0
116,622 (1)	Southwest Airlines Co.	4,212,387	0.1
29,823	Stanley Black & Decker, Inc.	3,127,240	0.0
42,490	Textron, Inc.	2,594,864	0.0
46,199	Trane Technologies PLC	5,999,864	0.1
10,244 (1)	TransDigm Group, Inc.	5,497,647	0.1
124,066	Union Pacific Corp.	26,460,796	0.4
64,546 (1)	United Airlines Holdings, Inc.	2,286,219	0.0
145,088	United Parcel Service, Inc. - Class B	26,484,363	0.4
14,258 (1)	United Rentals, Inc.	3,463,411	0.1
31,193	Verisk Analytics, Inc.	5,399,196	0.1
75,462	Waste Management, Inc.	11,544,177	0.2
36,082	Westinghouse Air Brake Technologies Corp.	2,961,611	0.0
8,520	WW Grainger, Inc.	3,871,744	0.1
35,503	Xylem, Inc.	2,775,625	0.0
		492,007,326	7.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 25.9%
125,128	Accenture PLC	$34,741,789	0.5
93,342 (1)	Adobe, Inc.	34,168,772	0.5
320,130 (1)	Advanced Micro Devices, Inc.	24,480,341	0.4
31,989 (1)	Akamai Technologies, Inc.	2,921,555	0.1
117,921	Amphenol Corp.	7,591,754	0.1
103,428	Analog Devices, Inc.	15,109,796	0.2
17,179 (1)	ANSYS, Inc.	4,110,763	0.1
3,037,505	Apple, Inc.	415,287,684	6.4
174,830	Applied Materials, Inc.	15,906,033	0.2
44,455 (1)	Arista Networks, Inc.	4,167,212	0.1
42,972 (1)	Autodesk, Inc.	7,389,465	0.1
82,699	Automatic Data Processing, Inc.	17,370,098	0.3
80,656	Broadcom, Inc.	39,183,491	0.6
22,991	Broadridge Financial Solutions, Inc. ADR	3,277,367	0.1
54,564 (1)	Cadence Design Systems, Inc.	8,186,237	0.1
26,721	CDW Corp.	4,210,161	0.1
26,933 (1)	Ceridian HCM Holding, Inc.	1,268,006	0.0
820,654	Cisco Systems, Inc.	34,992,687	0.5
24,556	Citrix Systems, Inc.	2,386,106	0.0
103,413	Cognizant Technology Solutions Corp.	6,979,343	0.1
150,167 (2)	Corning, Inc.	4,731,762	0.1
48,133 (1)	DXC Technology Co.	1,458,911	0.0
26,675 (1)	Enphase Energy, Inc.	5,208,027	0.1
11,290 (1)	EPAM Systems, Inc.	3,328,066	0.1
11,958 (1)	F5, Inc.	1,830,052	0.0
120,657	Fidelity National Information Services, Inc.	11,060,627	0.2
114,925 (1)	Fiserv, Inc.	10,224,877	0.2
15,279 (1)	FleetCor Technologies, Inc.	3,210,271	0.1
131,605 (1)	Fortinet, Inc.	7,446,211	0.1
15,910 (1)	Gartner, Inc.	3,847,515	0.1
55,618	Global Payments, Inc.	6,153,576	0.1
256,841 (2)	Hewlett Packard Enterprise Co.	3,405,712	0.1
208,092	HP, Inc.	6,821,256	0.1
807,780	Intel Corp.	30,219,050	0.5
177,683	International Business Machines Corp.	25,087,063	0.4
55,869	Intuit, Inc.	21,534,147	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
14,338	Jack Henry & Associates, Inc.	$2,581,127	0.0
64,022	Juniper Networks, Inc.	1,824,627	0.0
36,038 (1)	Keysight Technologies, Inc.	4,967,838	0.1
29,481 (2)	KLA Corp.	9,406,797	0.1
27,465	Lam Research Corp.	11,704,210	0.2
169,651 (2)	Mastercard, Inc. - Class A	53,521,497	0.8
109,465	Microchip Technology, Inc.	6,357,727	0.1
220,464	Micron Technology, Inc.	12,187,250	0.2
1,477,479	Microsoft Corp.	379,460,932	5.8
8,661	Monolithic Power Systems, Inc.	3,326,170	0.1
33,049	Motorola Solutions, Inc.	6,927,070	0.1
43,763	NetApp, Inc.	2,855,098	0.0
114,558 (2)	NortonLifeLock, Inc.	2,515,694	0.0
494,667	Nvidia Corp.	74,986,571	1.2
51,870	NXP Semiconductor NV - NXPI - US	7,678,316	0.1
85,836 (1)	ON Semiconductor Corp.	4,318,409	0.1
310,985	Oracle Corp.	21,728,522	0.3
63,474	Paychex, Inc.	7,227,784	0.1
9,480 (1)	Paycom Software, Inc.	2,655,538	0.0
228,770 (1)	PayPal Holdings, Inc.	15,977,297	0.2
20,723 (1)	PTC, Inc.	2,203,684	0.0
21,348 (1)	Qorvo, Inc.	2,013,543	0.0
221,255	Qualcomm, Inc.	28,263,114	0.4
20,923	Roper Technologies, Inc.	8,257,262	0.1
196,271 (1)	Salesforce, Inc.	32,392,566	0.5
39,047	Seagate Technology Holdings PLC	2,789,518	0.0
39,601 (1)	ServiceNow, Inc.	18,831,068	0.3
31,791	Skyworks Solutions, Inc.	2,945,118	0.1
10,942 (1)	SolarEdge Technologies, Inc.	2,994,607	0.1
30,209 (1)	Synopsys, Inc.	9,174,473	0.1
63,645	TE Connectivity Ltd.	7,201,432	0.1
9,254 (1)	Teledyne Technologies, Inc.	3,471,268	0.1
32,093 (2)	Teradyne, Inc.	2,873,928	0.0
182,167	Texas Instruments, Inc.	27,989,960	0.4
49,419 (1)	Trimble, Inc.	2,877,668	0.0
8,193 (1)	Tyler Technologies, Inc.	2,724,009	0.0
19,026 (1)	VeriSign, Inc.	3,183,621	0.1
325,111 (2)	Visa, Inc. - Class A	64,011,105	1.0
61,608 (1)	Western Digital Corp.	2,761,887	0.0
10,451 (1)	Zebra Technologies Corp.	3,072,071	0.1
		1,691,536,159	25.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 2.5%
43,811	Air Products & Chemicals, Inc.	$10,535,669	0.2
23,031	Albemarle Corp.	4,813,018	0.1
298,026 (2)	Amcor PLC	3,704,463	0.1
16,301	Avery Dennison Corp.	2,638,643	0.0
63,769	Ball Corp.	4,385,394	0.1
21,269	Celanese Corp. - Series A	2,501,447	0.0
41,209	CF Industries Holdings, Inc.	3,532,848	0.1
143,138	Corteva, Inc.	7,749,491	0.1
143,836	Dow, Inc.	7,423,376	0.1
100,982	DuPont de Nemours, Inc.	5,612,579	0.1
25,398	Eastman Chemical Co.	2,279,978	0.0
49,085	Ecolab, Inc.	7,547,310	0.1
24,955 (2)	FMC Corp.	2,670,434	0.0
286,301	Freeport-McMoRan, Inc.	8,377,167	0.1
50,343	International Flavors & Fragrances, Inc.	5,996,858	0.1
73,218 (2)	International Paper Co.	3,062,709	0.0
99,423 (2)	Linde PLC	28,587,095	0.4
51,130	LyondellBasell Industries NV - Class A	4,471,830	0.1
12,282	Martin Marietta Materials, Inc.	3,675,266	0.1
71,512	Mosaic Co.	3,377,512	0.1
157,001	Newmont Corp.	9,368,250	0.1
52,560	Nucor Corp.	5,487,790	0.1
18,702	Packaging Corp. of America	2,571,525	0.0
46,740	PPG Industries, Inc.	5,344,252	0.1
29,170	Sealed Air Corp.	1,683,692	0.0
47,278	Sherwin-Williams Co.	10,586,017	0.2
26,127	Vulcan Materials Co.	3,712,647	0.1
50,346	WestRock Co.	2,005,785	0.0
		163,703,045	2.5
	Real Estate: 2.8%
29,342 (2)	Alexandria Real Estate Equities, Inc.	4,255,470	0.1
91,801	American Tower Corp.	23,463,418	0.4
27,516	AvalonBay Communities, Inc.	5,344,983	0.1
27,987 (2)	Boston Properties, Inc.	2,490,283	0.0
21,043	Camden Property Trust	2,829,863	0.0
64,571 (1)	CBRE Group, Inc.	4,753,071	0.1
85,545	Crown Castle International Corp.	14,404,067	0.2
56,237	Digital Realty Trust, Inc.	7,301,250	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
75,949 (2)	Duke Realty Corp.	$4,173,398	0.1
17,981	Equinix, Inc.	11,813,877	0.2
67,281	Equity Residential	4,859,034	0.1
12,846	Essex Property Trust, Inc.	3,359,357	0.1
26,527	Extra Space Storage, Inc.	4,512,773	0.1
13,930	Federal Realty OP L.P.	1,333,658	0.0
106,179	Healthpeak Properties, Inc.	2,751,098	0.0
140,581 (2)	Host Hotels & Resorts, Inc.	2,204,310	0.0
57,007 (2)	Iron Mountain, Inc.	2,775,671	0.0
121,409 (2)	Kimco Realty Corp.	2,400,256	0.0
22,708	Mid-America Apartment Communities, Inc.	3,966,406	0.1
146,239	ProLogis, Inc.	17,205,018	0.3
30,168	Public Storage, Inc.	9,432,629	0.1
118,845 (2)	Realty Income Corp.	8,112,360	0.1
30,338	Regency Centers Corp.	1,799,347	0.0
21,417	SBA Communications Corp.	6,854,511	0.1
64,698	Simon Property Group, Inc.	6,141,134	0.1
58,880	UDR, Inc.	2,710,835	0.0
78,591	Ventas, Inc.	4,041,935	0.1
190,241 (2)	VICI Properties, Inc.	5,667,279	0.1
31,303 (2)	Vornado Realty Trust	894,953	0.0
89,681 (2)	Welltower, Inc.	7,385,230	0.1
147,130	Weyerhaeuser Co.	4,872,946	0.1
		184,110,420	2.8
	Utilities: 3.0%
131,264	AES Corp.	2,757,857	0.0
49,292	Alliant Energy Corp.	2,889,004	0.0
51,013 (2)	Ameren Corp.	4,609,535	0.1
101,450	American Electric Power Co., Inc.	9,733,113	0.1
35,742	American Water Works Co., Inc.	5,317,337	0.1
27,462 (2)	Atmos Energy Corp.	3,078,490	0.0
123,813	Centerpoint Energy, Inc.	3,662,389	0.1
57,049	CMS Energy Corp.	3,850,807	0.1
69,991	Consolidated Edison, Inc.	6,656,144	0.1
64,282	Constellation Energy Corp.	3,680,787	0.1
160,266 (2)	Dominion Energy, Inc.	12,790,829	0.2
38,145	DTE Energy Co.	4,834,879	0.1
152,093	Duke Energy Corp.	16,305,891	0.3
75,306	Edison International	4,762,351	0.1
40,176	Entergy Corp.	4,525,425	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
45,146	Evergy, Inc.	$2,945,776	0.0
68,130	Eversource Energy	5,754,941	0.1
193,640	Exelon Corp.	8,775,765	0.1
112,260	FirstEnergy Corp.	4,309,661	0.1
388,086	NextEra Energy, Inc.	30,061,142	0.5
80,165	NiSource, Inc.	2,364,066	0.0
46,875	NRG Energy, Inc.	1,789,219	0.0
22,212 (2)	Pinnacle West Capital Corp.	1,624,141	0.0
145,377	PPL Corp.	3,944,078	0.1
98,628	Public Service Enterprise Group, Inc.	6,241,180	0.1
62,091	Sempra Energy	9,330,415	0.1
209,901	Southern Co.	14,968,040	0.2
62,104	WEC Energy Group, Inc.	6,250,147	0.1
107,596 (2)	Xcel Energy, Inc.	7,613,493	0.1
		195,426,902	3.0
	Total Common Stock (Cost $4,078,841,260)	6,302,450,761	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Commercial Paper: 0.1%
4,429,000 (3)	Liberty Street Funding LLC, 1.550%, 07/01/2022
	(Cost $4,428,809)	4,428,809	0.1

	Floating Rate Notes: 0.2%
400,000 (3)	ANZ Bank, 1.660%, 08/18/2022	399,939	0.0
500,000 (3)	Bank of America N.A., 1.620%, 07/06/2022	499,998	0.1
275,000 (3)	Bank of Montreal, 1.650%, 07/25/2022	274,992	0.0
475,000 (3)	Bank of Nova Scotia, 1.650%, 07/12/2022	475,008	0.0
350,000 (3)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	350,002	0.0
425,000 (3)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	424,895	0.0
475,000 (3)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	475,008	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
475,000 (3)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	$474,974	0.0
475,000 (3)	Credit Agricole, 1.650%, 08/04/2022	475,003	0.0
475,000 (3)	Credit Industriel et Commercial, 1.640%, 07/05/2022	475,006	0.0
450,000 (3)	Credit Industriel et Commercial, 1.650%, 07/07/2022	450,008	0.0
300,000 (3)	Credit Industriel et Commercial, 1.680%, 08/08/2022	299,985	0.0
250,000 (3)	Credit Suisse AG, 1.670%, 07/19/2022	250,011	0.0
400,000 (3)	Mitsubishi UFJ Trust and Banking Corp., 1.670%, 07/22/2022	399,988	0.0
250,000 (3)	Mizuho Bank Ltd., 1.690%, 07/28/2022	250,000	0.0
475,000 (3)	National Australia Bank Ltd., 1.640%, 08/08/2022	474,959	0.0
275,000 (3)	National Australia Bank Ltd., 1.660%, 08/15/2022	274,970	0.0
475,000 (3)	National Bank of Canada, 1.670%, 08/09/2022	474,968	0.0
475,000 (3)	Natixis SA, 1.630%, 07/11/2022	475,006	0.0
275,000 (3)	Royal Bank of Canada, 1.640%, 07/11/2022	275,004	0.0
425,000 (3)	Royal Bank of Canada, 1.660%, 08/16/2022	424,943	0.0
600,000 (3)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	599,991	0.1
475,000 (3)	Societe Generale, 1.670%, 08/08/2022	475,048	0.0
425,000 (3)	Starbird Funding Corp., 1.690%, 08/23/2022	424,925	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
400,000 (3)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	$399,994	0.0
475,000 (3)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	475,006	0.0
250,000 (3)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	249,992	0.0
475,000 (3)	Toronto-Dominion Bank, 1.650%, 07/25/2022	474,989	0.0
375,000 (3)	Toronto-Dominion Bank, 1.660%, 08/19/2022	374,961	0.0
500,000 (3)	Westpac Banking Corp., 1.650%, 08/02/2022	499,976	0.0
	Total Floating Rate Notes
	(Cost $12,349,549)	12,349,549	0.2

	Repurchase Agreements: 1.7%
2,521,261 (3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/22, 1.54%, due 07/01/22 (Repurchase Amount $2,521,367, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,571,686, due 09/15/26-07/01/52)	2,521,261	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,875,089 (3)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/22, 1.58%, due 07/01/22 (Repurchase Amount $2,875,213, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,961,342, due 04/01/23-05/01/52)	$2,875,089	0.1
23,522,003 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $23,523,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $23,992,443, due 08/01/22-01/20/68)	23,522,003	0.4
7,269,222 (3)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%-1.55%, due 07/01/22 (Repurchase Amount $7,269,523, collateralized by various U.S. Gov’t/U.S. Gov’t Agency Obligations, 0.000%-4.610%, Market Value plus accrued interest $7,414,607, due 09/15/22-07/20/67)	7,269,222	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,147,555 (3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $13,148,113, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $13,411,186, due 07/21/22-05/15/52)	$13,147,555	0.2
7,150,928 (3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $7,151,222, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $7,293,947, due 12/29/22-06/30/27)	7,150,928	0.1
8,056,446 (3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $8,056,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $8,217,938, due 08/01/22-02/20/72)	8,056,446	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
34,068,444 (3)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $34,069,928, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $34,749,839, due 07/01/22-09/09/49)	$34,068,444	0.5
15,410,407 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $15,411,061, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,718,639, due 01/15/25-02/15/51)	15,410,407	0.2
	Total Repurchase Agreements (Cost $114,021,355)	114,021,355	1.7

	Time Deposits: 0.5%
4,280,000 (3)	Barclays Bank PLC, 1.590%, 07/01/2022	4,280,000	0.1
1,340,000 (3)	Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	1,340,000	0.0
4,230,000 (3)	DZ Bank AG, 1.550%, 07/01/2022	4,230,000	0.1
3,980,000 (3)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	3,980,000	0.1
4,020,000 (3)	Mizuho Bank Ltd., 1.570%, 07/01/2022	4,020,000	0.1
3,590,000 (3)	Royal Bank of Canada, 1.570%, 07/01/2022	3,590,000	0.0
3,680,000 (3)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	3,680,000	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
3,820,000 (3)	Societe Generale, 1.550%, 07/01/2022	$3,820,000	0.1
3,390,000 (3)	Toronto-Dominion Bank, 1.560%, 07/01/2022	3,390,000	0.0
	Total Time Deposits (Cost $32,330,000)	32,330,000	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
3,121,000 (3)(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	3,121,000	0.0
3,704,000 (3)(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	3,704,000	0.1
215,437,000 (3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	215,437,000	3.3
	Total Mutual Funds (Cost $222,262,000)	222,262,000	3.4
	Total Short-Term Investments (Cost $385,391,713)	385,391,713	5.9
	Total Investments in Securities (Cost $4,464,232,973)	$6,687,842,474	102.4
	Liabilities in Excess of Other Assets	(156,246,838)	(2.4)
	Net Assets	$6,531,595,636	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$6,302,450,761	$—	$—	$6,302,450,761
Short-Term Investments	222,262,000	163,129,713	—	385,391,713
Total Investments, at fair value	$6,524,712,761	$163,129,713	$—	$6,687,842,474
Liabilities Table
Other Financial Instruments+
Futures	$(7,103,446)	$—	$—	$(7,103,446)
Total Liabilities	$(7,103,446)	$—	$—	$(7,103,446)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	1,197	09/16/22	$226,801,575	$(7,103,446)
			$226,801,575	$(7,103,446)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$7,103,446
		$7,103,446

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(17,982,000)
Total	$(17,982,000)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(9,870,072)
Total	$(9,870,072)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $4,488,432,907.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,416,494,712
Gross Unrealized Depreciation	(224,188,591)
Net Unrealized Appreciation	$2,192,306,121
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® CBRE Real Estate Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Diversified REITs: 1.2%
102,303	STORE Capital Corp.	$2,668,062	1.2

	Health Care REITs: 7.5%
76,900 (1)	Healthcare Realty Trust, Inc.	2,091,680	0.9
162,089	Healthcare Trust of America, Inc.	4,523,904	2.0
107,421	Ventas, Inc.	5,524,662	2.5
56,238	Welltower, Inc.	4,631,199	2.1
		16,771,445	7.5
	Hotel & Resort REITs: 4.9%
166,700 (2)	DiamondRock Hospitality Co.	1,368,607	0.6
282,300	Park Hotels & Resorts, Inc.	3,830,811	1.7
359,300 (2)	Sunstone Hotel Investors, Inc.	3,564,256	1.6
159,600 (2)	Xenia Hotels & Resorts, Inc.	2,318,988	1.0
		11,082,662	4.9
	Industrial REITs: 16.8%
75,900	First Industrial Realty Trust, Inc.	3,603,732	1.6
201,971	ProLogis, Inc.	23,761,888	10.6
111,900	Rexford Industrial Realty, Inc.	6,444,321	2.9
127,952	STAG Industrial, Inc.	3,951,158	1.7
		37,761,099	16.8
	Office REITs: 7.4%
49,537	Alexandria Real Estate Equities, Inc.	7,184,351	3.2
202,272	Hudson Pacific Properties, Inc.	3,001,716	1.3
346,200	Paramount Group, Inc.	2,503,026	1.1
301,339	Piedmont Office Realty Trust, Inc.	3,953,568	1.8
		16,642,661	7.4
	Real Estate Operating Companies: 1.2%
264,755	Tricon Residential, Inc.	2,684,616	1.2

	Residential REITs: 21.9%
92,853	Apartment Income REIT Corp.	3,862,685	1.7
41,881	AvalonBay Communities, Inc.	8,135,384	3.6
41,926	Camden Property Trust	5,638,209	2.5
30,959	Essex Property Trust, Inc.	8,096,088	3.6
101,300	Independence Realty Trust, Inc.	2,099,949	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Residential REITs (continued)
236,480	Invitation Homes, Inc.	$8,413,958	3.8
29,787	NexPoint Residential Trust, Inc.	1,861,985	0.8
68,585	Sun Communities, Inc.	10,929,706	4.9
		49,037,964	21.9
	Retail REITs: 12.3%
78,000	Getty Realty Corp.	2,067,000	0.9
157,681	Realty Income Corp.	10,763,305	4.8
127,300	Retail Opportunity Investments Corp.	2,008,794	0.9
102,813	Simon Property Group, Inc.	9,759,010	4.3
80,300	Spirit Realty Capital, Inc.	3,033,734	1.4
		27,631,843	12.3
	Specialized REITs: 25.8%
7,854	Crown Castle International Corp.	1,322,456	0.6
250,997	CubeSmart	10,722,592	4.8
30,926	Equinix, Inc.	20,319,001	9.1
58,499	Extra Space Storage, Inc.	9,951,850	4.4
130,000	Four Corners Property Trust, Inc.	3,456,700	1.6
74,974	Life Storage, Inc.	8,371,597	3.7
122,098	VICI Properties, Inc.	3,637,299	1.6
		57,781,495	25.8
	Total Common Stock (Cost $232,048,120)	222,061,847	99.0

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.0%
57,401 (3)	National Bank Financial,
Repurchase Agreement
dated 06/30/22, 1.59%,
due 07/01/22 (Repurchase
Amount $57,404,
collateralized by various
U.S. Government
Securities,
0.000%-2.750%, Market
Value plus accrued interest
$58,549, due
07/01/22-09/09/49)
(Cost $57,401)	57,401	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® CBRE Real Estate Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.6%
1,247,414 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $1,247,414)	$1,247,414	0.6
	Total Short-Term Investments (Cost $1,304,815)	1,304,815	0.6
	Total Investments in Securities (Cost $233,352,935)	$223,366,662	99.6
	Assets in Excess of Other Liabilities	866,748	0.4
	Net Assets	$224,233,410	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$222,061,847	$—	$—	$222,061,847
Short-Term Investments	1,247,414	57,401	—	1,304,815
Total Investments, at fair value	$223,309,261	$57,401	$—	$223,366,662

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $238,954,934.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$11,826,038
Gross Unrealized Depreciation	(27,414,284)
Net Unrealized Depreciation	$(15,588,246)
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.9%
	Communication Services: 1.5%
31,400 (1)	Bandwidth, Inc.	$590,948	0.1
9,300 (1)	Bumble, Inc.	261,795	0.1
26,600 (1)	Cars.com, Inc.	250,838	0.1
27,600 (1)	Cinemark Holdings, Inc.	414,552	0.1
13,100 (1)	EchoStar Corp.	252,830	0.1
22,300	Gray Television, Inc.	376,647	0.1
26,800 (1)	IDT Corp.	674,020	0.1
66,100 (1)	Imax Corp.	1,116,429	0.2
28,633 (1)	Liberty Latin America Ltd.	223,051	0.0
31,600 (1)	Liberty Latin America Ltd. - Class A	246,480	0.0
109,310 (1)	Liberty TripAdvisor Holdings, Inc.	82,704	0.0
61,100 (1)	Lions Gate Entertainment Corp. - Class A	568,841	0.1
17,800 (1)	Ooma, Inc.	210,752	0.0
16,900	Sinclair Broadcast Group, Inc.	344,760	0.1
17,900 (1)	Thryv Holdings, Inc.	400,781	0.1
22,900 (1)	Yelp, Inc.	635,933	0.1
10,700 (1)	Ziff Davis, Inc.	797,471	0.2
		7,448,832	1.5
	Consumer Discretionary: 8.9%
4,750	Aaron’s Co., Inc./The	69,112	0.0
17,100	Academy Sports & Outdoors, Inc.	607,734	0.1
64,051	Acushnet Holdings Corp.	2,669,646	0.5
53,900 (1)	American Axle & Manufacturing Holdings, Inc.	405,867	0.1
34,300	Bloomin Brands, Inc.	570,066	0.1
9,600	Bluegreen Vacations Holding Corp.	239,616	0.0
4,800	Boyd Gaming Corp.	238,800	0.0
32,014 (1)	Bright Horizons Family Solutions, Inc.	2,705,823	0.5
2,400 (1)	Brinker International, Inc.	52,872	0.0
48,545	Brunswick Corp.	3,173,872	0.6
25,904	Carter’s, Inc.	1,825,714	0.4
74,800 (1)	Chegg, Inc.	1,404,744	0.3
3,200 (1)	CROCS, Inc.	155,744	0.0
7,150 (1)	Deckers Outdoor Corp.	1,825,752	0.4
3,900 (2)	Dillards, Inc.	860,223	0.2
6,600	Dine Brands Global, Inc.	429,528	0.1
38,900 (1)	Everi Holdings, Inc.	634,459	0.1
2,800 (1)	Genesco, Inc.	139,748	0.0
4,000 (1)	G-III Apparel Group Ltd.	80,920	0.0
41,349 (1)	Goodyear Tire & Rubber Co.	442,848	0.1
5,350	Group 1 Automotive, Inc.	908,430	0.2
2,400 (1)	Helen of Troy Ltd.	389,784	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
10,900	Hibbett, Inc.	$476,439	0.1
10,300	Kontoor Brands, Inc.	343,711	0.1
27,064	LCI Industries	3,027,920	0.6
116,198 (1)	Leslie’s, Inc.	1,763,886	0.3
31,500	Lifetime Brands, Inc.	347,760	0.1
6,500	Marriott Vacations Worldwide Corp.	755,300	0.2
3,800 (1)	Meritage Homes Corp.	275,500	0.1
22,254 (1)	Monarch Casino & Resort, Inc.	1,305,642	0.3
12,600	Movado Group, Inc.	389,718	0.1
41,673 (1)	National Vision Holdings, Inc.	1,146,008	0.2
4,396 (1)	ODP Corp./The	132,935	0.0
3,300 (1)	Overstock.com, Inc.	82,533	0.0
6,900	Patrick Industries, Inc.	357,696	0.1
37,752 (1)	Planet Fitness, Inc.	2,567,514	0.5
11,800 (1)(2)	PLBY Group, Inc.	75,520	0.0
2,800	RCI Hospitality Holdings, Inc.	135,408	0.0
37,400	Rent-A-Center, Inc.	727,430	0.1
36,200 (1)	SeaWorld Entertainment, Inc.	1,599,316	0.3
9,100	Shutterstock, Inc.	521,521	0.1
17,800	Signet Jewelers Ltd.	951,588	0.2
21,600 (1)	Sonos, Inc.	389,664	0.1
37,000 (1)	Taylor Morrison Home Corp.	864,320	0.2
25,680	Thor Industries, Inc.	1,919,066	0.4
43,500 (1)	Tri Pointe Homes, Inc.	733,845	0.1
8,400 (1)	Tupperware Brands Corp.	53,256	0.0
162,302	Wendy’s Company	3,064,262	0.6
9,300 (1)	WW International, Inc.	59,427	0.0
29,494 (1)(2)	Xometry, Inc.	1,000,731	0.2
12,600 (1)	Zumiez, Inc.	327,600	0.1
		45,226,818	8.9
	Consumer Staples: 5.0%
13,600	Andersons, Inc.	448,664	0.1
80,958 (1)	BJ’s Wholesale Club Holdings, Inc.	5,045,303	1.0
14,790	Casey’s General Stores, Inc.	2,735,854	0.5
37,300 (1)	Central Garden & Pet Co. - Class A - CENTA	1,492,373	0.3
700	Coca-Cola Consolidated, Inc.	394,730	0.1
16,700 (1)	Darling Ingredients, Inc.	998,660	0.2
27,300	Edgewell Personal Care Co.	942,396	0.2
23,800 (1)	elf Beauty, Inc.	730,184	0.2
48,000 (1)	Herbalife Nutrition Ltd.	981,600	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
2,400	Medifast, Inc.	$433,224	0.1
92,594 (1)	Performance Food Group Co.	4,257,472	0.8
227,719	Primo Water Corp.	3,046,880	0.6
3,200 (1)	Seneca Foods Corp.	177,728	0.0
40,700	SpartanNash Co.	1,227,919	0.2
25,600 (1)	Sprouts Farmers Market, Inc.	648,192	0.1
155,567 (2)	Utz Brands, Inc.	2,149,936	0.4
		25,711,115	5.0
	Energy: 2.5%
1,100 (1)	Antero Resources Corp.	33,715	0.0
6,350	Arch Resources, Inc.	908,621	0.2
7,975	Berry Corp.	60,770	0.0
39,000	ChampionX Corp.	774,150	0.2
13,400 (1)	CNX Resources Corp.	220,564	0.0
11,800	CVR Energy, Inc.	395,300	0.1
6,820 (1)	Delek US Holdings, Inc.	176,229	0.0
13,000 (1)	Green Plains, Inc.	353,210	0.1
31,500	Magnolia Oil & Gas Corp.	661,185	0.1
25,700	Matador Resources Co.	1,197,363	0.2
12,100	Murphy Oil Corp.	365,299	0.1
12,800 (1)	National Energy Services Reunited Corp.	86,784	0.0
86,600 (1)	NexTier Oilfield Solutions, Inc.	823,566	0.2
3,300	Oasis Petroleum, Inc.	401,445	0.1
38,055	Ovintiv, Inc.	1,681,650	0.3
30,800	Patterson-UTI Energy, Inc.	485,408	0.1
13,600 (1)	PBF Energy, Inc.	394,672	0.1
19,600	PDC Energy, Inc.	1,207,556	0.2
11,500 (1)	Peabody Energy Corp.	245,295	0.1
1,200 (1)	REX American Resources Corp.	101,760	0.0
67,800 (1)	Select Energy Services, Inc.	462,396	0.1
20,600	SM Energy Co.	704,314	0.1
28,900	Solaris Oilfield Infrastructure, Inc.	314,432	0.1
116,550 (1)	Southwestern Energy Co.	728,438	0.1
		12,784,122	2.5
	Financials: 16.9%
10,500	Amalgamated Financial Corp.	207,690	0.0
2,500	American Equity Investment Life Holding Co.	91,425	0.0
6,482	Ameris Bancorp.	260,447	0.1
51,500	Ares Commercial Real Estate Corp.	629,845	0.1
75,010 (1)	AssetMark Financial Holdings, Inc.	1,407,938	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,500	Associated Banc-Corp.	$173,470	0.0
4,700	Atlantic Union Bankshares Corp.	159,424	0.0
9,000 (1)	Axos Financial, Inc.	322,650	0.1
21,400	Banc of California, Inc.	377,068	0.1
27,600	Bank of NT Butterfield & Son Ltd.	860,844	0.2
77,767	BankUnited, Inc.	2,766,172	0.5
3,800	Bar Harbor Bankshares	98,268	0.0
40,400	Blackstone Mortgage Trust, Inc.	1,117,868	0.2
26,300 (1)	Blucora, Inc.	485,498	0.1
10,100	Business First Bancshares, Inc.	215,231	0.0
4,200	Byline Bancorp, Inc.	99,960	0.0
21,100	Cadence Bank	495,428	0.1
2,400	Capital Bancorp, Inc.	52,080	0.0
10,600	Capital City Bank Group, Inc.	295,634	0.1
15,900	Capstar Financial Holdings, Inc.	311,958	0.1
8,100	Cathay General Bancorp.	317,115	0.1
3,200	Central Pacific Financial Corp.	68,640	0.0
1,300 (1)	Coastal Financial Corp./ WA	49,556	0.0
35,430	Commerce Bancshares, Inc.	2,325,980	0.5
3,800	Community Bank System, Inc.	240,464	0.1
1,147	Community Trust Bancorp, Inc.	46,385	0.0
46,000	ConnectOne Bancorp, Inc.	1,124,700	0.2
9,900	Cowen, Inc.	234,531	0.1
19,942	Cullen/Frost Bankers, Inc.	2,322,246	0.5
14,300 (1)	Customers Bancorp, Inc.	484,770	0.1
50,500	CVB Financial Corp.	1,252,905	0.3
3,300	Dime Community Bancshares, Inc.	97,845	0.0
33,500 (1)	Donnelley Financial Solutions, Inc.	981,215	0.2
23,500	Ellington Financial, Inc.	344,745	0.1
3,000	Employers Holdings, Inc.	125,670	0.0
18,300 (1)	Encore Capital Group, Inc.	1,057,191	0.2
3,492	Enterprise Financial Services Corp.	144,918	0.0
29,800	Essent Group Ltd.	1,159,220	0.2
23,102	Evercore, Inc.	2,162,578	0.4
3,300	FB Financial Corp.	129,426	0.0
10,400	Financial Institutions, Inc.	270,608	0.1
79,700	First BanCorp. Puerto Rico	1,028,927	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,100	First Bank/Hamilton NJ	$43,338	0.0
117	First Citizens BancShares, Inc.	76,492	0.0
18,400	First Commonwealth Financial Corp.	246,928	0.1
111,748	First Financial Bancorp.	2,167,911	0.4
4,800	First Financial Corp.	213,600	0.0
11,000	First Foundation, Inc.	225,280	0.1
105,294	First Hawaiian, Inc.	2,391,227	0.5
43,140	First Horizon Corp.	943,040	0.2
3,200	First Internet Bancorp	117,824	0.0
33,243	First Interstate Bancsystem, Inc.	1,266,891	0.3
3,300	First Merchants Corp.	117,546	0.0
9,000	Flagstar Bancorp, Inc.	319,050	0.1
44,000	FNB Corp.	477,840	0.1
95,838 (1)	Focus Financial Partners, Inc.	3,264,242	0.6
15,600 (2)	GCM Grosvenor, Inc.	106,860	0.0
3,400	Great Southern Bancorp., Inc.	199,104	0.0
16,100	Hancock Whitney Corp.	713,713	0.1
13,050	Hanmi Financial Corp.	292,842	0.1
1,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	68,148	0.0
10,700	HBT Financial, Inc.	191,209	0.0
4,200	Heartland Financial USA, Inc.	174,468	0.0
12,600	Heritage Commerce Corp.	134,694	0.0
18,100	Home Bancshares, Inc./Conway AR	375,937	0.1
5,500	HomeStreet, Inc.	190,685	0.0
19,100	Kearny Financial Corp./MD	212,201	0.0
18,750	Kinsale Capital Group, Inc.	4,305,750	0.9
54,500	KKR Real Estate Finance Trust, Inc.	951,025	0.2
37,300	Ladder Capital Corp.	393,142	0.1
7,500	Lakeland Bancorp, Inc.	109,650	0.0
7,200	Luther Burbank Corp.	93,960	0.0
1,200	Merchants Bancorp/IN	27,204	0.0
5,600	Meta Financial Group, Inc.	216,552	0.0
31,600	MGIC Investment Corp.	398,160	0.1
2,100	Mid Penn Bancorp, Inc.	56,637	0.0
2,000	MidWestOne Financial Group, Inc.	59,440	0.0
62,267	Moelis & Co.	2,450,206	0.5
12,074	Morningstar, Inc.	2,919,855	0.6
4,850 (1)	Mr Cooper Group, Inc.	178,189	0.0
800	MVB Financial Corp.	24,888	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,000	National Bank Holdings Corp.	$114,810	0.0
9,000	Navient Corp.	125,910	0.0
2,100	Nelnet, Inc.	179,025	0.0
21,700 (1)	NMI Holdings, Inc.	361,305	0.1
49,100	OceanFirst Financial Corp.	939,283	0.2
20,400	OFG Bancorp	518,160	0.1
34,900	Old National Bancorp.	516,171	0.1
14,500	Old Second Bancorp, Inc.	194,010	0.0
5,850	Origin Bancorp, Inc.	226,980	0.1
14,725	PacWest Bancorp	392,569	0.1
5,900	Peapack-Gladstone Financial Corp.	175,230	0.0
3,300	Peoples Bancorp., Inc.	87,780	0.0
8,300	PJT Partners, Inc.	583,324	0.1
29,300	Popular, Inc.	2,254,049	0.4
15,300	Provident Bancorp, Inc.	240,210	0.1
6,100	QCR Holdings, Inc.	329,339	0.1
59,300	Radian Group, Inc.	1,165,245	0.2
16,100	Ready Capital Corp.	191,912	0.0
25,800	Redwood Trust, Inc.	198,918	0.0
1,300	Republic Bancorp., Inc.	62,725	0.0
39,894	RLI Corp.	4,651,241	0.9
1,300	Selective Insurance Group	113,022	0.0
29,585	ServisFirst Bancshares, Inc.	2,334,848	0.5
2,100	Sierra Bancorp.	45,633	0.0
14,687	Signature Bank	2,632,057	0.5
12,300	SmartFinancial, Inc.	297,168	0.1
1,200	South Plains Financial, Inc.	28,968	0.0
3,300	Southside Bancshares, Inc.	123,486	0.0
5,000	SouthState Corp.	385,750	0.1
102,859	StepStone Group, Inc.	2,677,420	0.5
8,950	Stifel Financial Corp.	501,379	0.1
6,300	Synovus Financial Corp.	227,115	0.1
21,100	TPG RE Finance Trust, Inc.	190,111	0.0
9,600	Trico Bancshares	438,144	0.1
10,200	United Community Banks, Inc./GA	307,938	0.1
32,600	Valley National Bancorp	339,366	0.1
13,300	Veritex Holdings, Inc.	389,158	0.1
875	Virtus Investment Partners, Inc.	149,643	0.0
2,100	Walker & Dunlop, Inc.	202,314	0.0
7,500	Washington Federal, Inc.	225,150	0.1
8,908	Webster Financial Corp.	375,472	0.1
51,298	Western Alliance Bancorp.	3,621,639	0.7
45,044	Wintrust Financial Corp.	3,610,277	0.7
9,900	Zions Bancorp NA	503,910	0.1
		86,342,425	16.9

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 15.4%
48,606 (1)	2seventy bio, Inc.	$641,599	0.1
46,500 (1)	Aclaris Therapeutics, Inc.	649,140	0.1
63,800 (1)(2)	Adagio Therapeutics, Inc.	209,264	0.0
59,000 (1)	AdaptHealth Corp.	1,064,360	0.2
5,500 (1)	Adaptive Biotechnologies Corp.	44,495	0.0
141,913 (1)	Agiliti, Inc.	2,910,636	0.6
15,900 (1)	Alector, Inc.	161,544	0.0
15,300 (1)	Allogene Therapeutics, Inc.	174,420	0.0
45,100 (1)	Allscripts Healthcare Solutions, Inc.	668,833	0.1
21,500 (1)	Alphatec Holdings, Inc.	140,610	0.0
148,200 (1)	Amicus Therapeutics, Inc.	1,591,668	0.3
41,900 (1)(2)	AnaptysBio, Inc.	850,570	0.2
17,000 (1)	Arrowhead Pharmaceuticals, Inc.	598,570	0.1
18,200 (1)	Arvinas, Inc.	766,038	0.2
3,200 (1)	Atara Biotherapeutics, Inc.	24,928	0.0
28,900 (1)	Axsome Therapeutics, Inc.	1,106,870	0.2
22,038	Azenta, Inc.	1,588,940	0.3
10,800 (1)	Beam Therapeutics, Inc.	418,068	0.1
3,200 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	466,272	0.1
1,320 (1)	Bluebird Bio, Inc.	5,465	0.0
7,000 (1)	Blueprint Medicines Corp.	353,570	0.1
8,200 (1)	Bridgebio Pharma, Inc.	74,456	0.0
8,600 (1)	Cara Therapeutics, Inc.	78,518	0.0
4,500 (1)	CareDx, Inc.	96,660	0.0
67,700 (1)	Catalyst Pharmaceuticals, Inc.	474,577	0.1
100,748 (1)	Certara, Inc.	2,162,052	0.4
7,357	Chemed Corp.	3,453,302	0.7
20,660 (1)	Chinook Therapeutics, Inc.	361,343	0.1
20,900 (1)	Coherus Biosciences, Inc.	151,316	0.0
16,800 (1)	Cross Country Healthcare, Inc.	349,944	0.1
45,851 (1)(2)	CTI BioPharma Corp.	273,731	0.1
28,600 (1)	Cutera, Inc.	1,072,500	0.2
28,326 (1)	Decibel Therapeutics, Inc.	119,252	0.0
78,604 (1)(2)	Definitive Healthcare Corp.	1,802,390	0.4
15,800 (1)	Enanta Pharmaceuticals, Inc.	746,866	0.1
68,225	Encompass Health Corp.	3,824,011	0.8
79,151 (1)	Envista Holdings Corp.	3,050,480	0.6
40,400 (1)(2)	Fate Therapeutics, Inc.	1,001,112	0.2
— (1)	Gritstone bio, Inc.	—	—
15,000 (1)	Hanger, Inc.	214,800	0.0
59,456 (1)	HealthEquity, Inc.	3,650,004	0.7
4,100 (1)	Heska Corp.	387,491	0.1
21,661 (1)	ICU Medical, Inc.	3,560,852	0.7
2,500 (1)	Inogen, Inc.	60,450	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,200 (1)	Inspire Medical Systems, Inc.	$584,544	0.1
13,600 (1)	Intellia Therapeutics, Inc.	703,936	0.1
17,300 (1)	iRhythm Technologies, Inc.	1,868,919	0.4
12,600 (1)	Jounce Therapeutics, Inc.	38,178	0.0
21,900 (1)	Kronos Bio, Inc.	79,716	0.0
56,600 (1)	Kura Oncology, Inc.	1,037,478	0.2
21,100 (1)	Kymera Therapeutics, Inc.	415,459	0.1
7,300 (1)	Lantheus Holdings, Inc.	482,019	0.1
1,800 (1)	LHC Group, Inc.	280,332	0.1
10,800 (1)	MeiraGTx Holdings plc	81,756	0.0
6,500 (1)	Merit Medical Systems, Inc.	352,755	0.1
6,800 (1)	ModivCare, Inc.	574,600	0.1
33,600 (1)	Myriad Genetics, Inc.	610,512	0.1
7,600 (1)	Natera, Inc.	269,344	0.1
4,900	National Healthcare Corp.	342,510	0.1
12,500 (1)	Natus Medical, Inc.	409,625	0.1
35,559 (1)	Neogen Corp.	856,616	0.2
75,600 (1)	NextGen Healthcare, Inc.	1,318,464	0.3
21,600 (1)	NGM Biopharmaceuticals, Inc.	276,912	0.1
36,300 (1)	NuVasive, Inc.	1,784,508	0.3
11,900 (1)	Omnicell, Inc.	1,353,625	0.3
70,400 (1)	Option Care Health, Inc.	1,956,416	0.4
26,100 (1)	Orthofix Medical, Inc.	614,394	0.1
5,200 (1)	Outset Medical, Inc.	77,272	0.0
19,400	Owens & Minor, Inc.	610,130	0.1
5,500	Phibro Animal Health Corp.	105,215	0.0
43,000 (1)(2)	PMV Pharmaceuticals, Inc.	612,750	0.1
58,156 (1)	Progyny, Inc.	1,689,432	0.3
4,000 (1)	Prothena Corp. PLC	108,600	0.0
12,100 (1)	PTC Therapeutics, Inc.	484,726	0.1
9,700 (1)	Quanterix Corp.	157,043	0.0
21,913 (1)	QuidelOrtho Corp.	2,129,505	0.4
1,900 (1)	Radius Health, Inc.	19,703	0.0
51,700 (1)	Relay Therapeutics, Inc.	865,975	0.2
73,200 (1)(2)	Revance Therapeutics, Inc.	1,011,624	0.2
37,100 (1)	REVOLUTION Medicines, Inc.	723,079	0.1
6,900 (1)	Sage Therapeutics, Inc.	222,870	0.0
7,001 (1)	Sarepta Therapeutics, Inc.	524,795	0.1
16,700 (1)	Schrodinger, Inc./United States	441,047	0.1
39,300	Select Medical Holdings Corp.	928,266	0.2
20,400 (1)	SI-BONE, Inc.	269,280	0.1
11,000 (1)	SpringWorks Therapeutics, Inc.	270,820	0.1
3,600 (1)	Sutro Biopharma, Inc.	18,756	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
42,700 (1)	Syndax Pharmaceuticals, Inc.	$821,548	0.2
51,522 (1)	Syneos Health, Inc.	3,693,097	0.7
26,300 (1)	Tenet Healthcare Corp.	1,382,328	0.3
47,000 (1)	Travere Therapeutics, Inc.	1,138,810	0.2
9,300 (1)	Turning Point Therapeutics, Inc.	699,825	0.1
10,300 (1)	Vericel Corp.	259,354	0.1
57,600 (1)	Xencor, Inc.	1,576,512	0.3
1,400 (1)	Y-mAbs Therapeutics, Inc.	21,182	0.0
		78,558,129	15.4
	Industrials: 21.3%
52,400	ABM Industries, Inc.	2,275,208	0.4
39,850	ACCO Brands Corp.	260,220	0.1
51,017 (1)	Alaska Air Group, Inc.	2,043,231	0.4
62,539	Altra Industrial Motion Corp.	2,204,500	0.4
6,100	Apogee Enterprises, Inc.	239,242	0.0
32,180	Applied Industrial Technologies, Inc.	3,094,751	0.6
16,800	ArcBest Corp.	1,182,216	0.2
32,400	Argan, Inc.	1,209,168	0.2
17,400 (1)	Atkore, Inc.	1,444,374	0.3
2,209 (1)	Avis Budget Group, Inc.	324,900	0.1
11,300	AZZ, Inc.	461,266	0.1
21,000	Barrett Business Services, Inc.	1,530,270	0.3
7,100 (1)	Beacon Roofing Supply, Inc.	364,656	0.1
21,350 (1)	Bloom Energy Corp.	352,275	0.1
9,300 (1)	BlueLinx Holdings, Inc.	621,333	0.1
16,400	Boise Cascade Co.	975,636	0.2
57,023	Brady Corp.	2,693,766	0.5
5,500	Brink’s Co.	333,905	0.1
9,818 (1)	Builders FirstSource, Inc.	527,227	0.1
44,857 (1)	Casella Waste Systems, Inc.	3,260,207	0.6
17,700	Columbus McKinnon Corp.	502,149	0.1
14,700	Comfort Systems USA, Inc.	1,222,305	0.2
6,600 (1)	Cornerstone Building Brands, Inc.	161,634	0.0
41,073	Douglas Dynamics, Inc.	1,180,438	0.2
113,567 (1)	Driven Brands Holdings, Inc.	3,127,635	0.6
12,500	EMCOR Group, Inc.	1,287,000	0.3
16,000	Encore Wire Corp.	1,662,720	0.3
146,905 (1)	First Advantage Corp.	1,861,286	0.4
3,200	Forward Air Corp.	294,272	0.1
135,912 (1)	Gates Industrial Corp. PLC	1,469,209	0.3
2,500	GATX Corp.	235,400	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
56,500 (1)	Geo Group, Inc./The	$372,900	0.1
36,600 (1)	GMS, Inc.	1,628,700	0.3
20,900 (1)	Great Lakes Dredge & Dock Corp.	273,999	0.1
157,388 (1)	Hayward Holdings, Inc.	2,264,813	0.4
13,500	Heidrick & Struggles International, Inc.	436,860	0.1
8,600	Herc Holdings, Inc.	775,290	0.2
220,386 (1)	Hillman Solutions Corp.	1,904,135	0.4
9,000	HNI Corp.	312,210	0.1
18,900 (1)	HUB Group, Inc.	1,340,766	0.3
88,958 (1)	IAA, Inc.	2,915,154	0.6
27,700	KBR, Inc.	1,340,403	0.3
43,085	Kelly Services, Inc.	854,376	0.2
10,500	Kforce, Inc.	644,070	0.1
59,368	Knight-Swift Transportation Holdings, Inc.	2,748,145	0.5
27,000	Korn Ferry	1,566,540	0.3
20,304	Landstar System, Inc.	2,952,608	0.6
31,188	Lincoln Electric Holdings, Inc.	3,847,352	0.8
13,300 (1)	Mastec, Inc.	953,078	0.2
14,000	Maxar Technologies, Inc.	365,260	0.1
17,692	MillerKnoll, Inc.	464,769	0.1
2,400	Moog, Inc.	190,536	0.0
57,500 (1)	MRC Global, Inc.	572,700	0.1
33,606	MSA Safety, Inc.	4,068,678	0.8
13,300	Mueller Industries, Inc.	708,757	0.1
87,421 (1)	NOW, Inc.	854,977	0.2
21,300	Primoris Services Corp.	463,488	0.1
45,200 (1)	Radiant Logistics, Inc.	335,384	0.1
21,656 (1)	RBC Bearings, Inc.	4,005,277	0.8
7,900 (1)	Resideo Technologies, Inc.	153,418	0.0
42,003	Ritchie Bros Auctioneers, Inc.	2,732,715	0.5
45,300	Rush Enterprises, Inc. - Class A	2,183,460	0.4
18,709	Simpson Manufacturing Co., Inc.	1,882,312	0.4
14,800 (1)	SP Plus Corp.	454,656	0.1
58,706 (1)	Stericycle, Inc.	2,574,258	0.5
11,700 (1)	Sterling Infrastructure, Inc.	256,464	0.0
24,100	Terex Corp.	659,617	0.1
4,800 (1)	Titan Machinery, Inc.	107,568	0.0
47,896	Toro Co.	3,630,038	0.7
8,200 (1)	TriNet Group, Inc.	636,484	0.1
19,000	UFP Industries, Inc.	1,294,660	0.3
12,449	Unifirst Corp.	2,143,469	0.4
22,100 (1)	Vectrus, Inc.	739,466	0.1
9,700 (1)	Veritiv Corp.	1,052,935	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
6,700	Wabash National Corp.	$90,986	0.0
14,800	Watts Water Technologies, Inc.	1,818,032	0.4
13,000 (1)	Wesco International, Inc.	1,392,300	0.3
146,300 (1)	WillScot Mobile Mini Holdings Corp.	4,743,046	0.9
25,141	Woodward, Inc.	2,325,291	0.5
		108,434,799	21.3
	Information Technology: 12.5%
101,947 (1)	Allegro MicroSystems, Inc.	2,109,283	0.4
22,400 (1)	Alpha & Omega Co.	746,816	0.2
3,200 (1)	Ambarella, Inc.	209,472	0.0
37,700	Amkor Technology, Inc.	639,015	0.1
19,500 (1)	Asana, Inc.	342,810	0.1
336 (1)	Aspen Technology, Inc.	61,724	0.0
40,500 (1)	Avaya Holdings Corp.	90,720	0.0
17,000 (1)	Avid Technology, Inc.	441,150	0.1
29,170	Badger Meter, Inc.	2,359,561	0.5
45,800	Benchmark Electronics, Inc.	1,033,248	0.2
16,100 (1)	Blackbaud, Inc.	934,927	0.2
3,400 (1)	Blackline, Inc.	226,440	0.0
4,300 (1)	Cerence, Inc.	108,489	0.0
103,902 (1)	Clearwater Analytics Holdings, Inc.	1,250,980	0.3
25,700 (1)	Commvault Systems, Inc.	1,616,530	0.3
3,266 (1)	Consensus Cloud Solutions, Inc.	142,659	0.0
33,500	CSG Systems International, Inc.	1,999,280	0.4
10,400 (1)	Digital Turbine, Inc.	181,688	0.0
17,153 (1)(2)	DigitalOcean Holdings, Inc.	709,448	0.1
4,700 (1)	Diodes, Inc.	303,479	0.1
60,983 (1)(2)	Duck Creek Technologies, Inc.	905,598	0.2
149,121 (1)	eGain Corp.	1,453,930	0.3
39,568 (1)	Envestnet, Inc.	2,088,003	0.4
35,700 (1)	EverCommerce, Inc.	322,728	0.1
10,200 (1)	Fabrinet	827,220	0.2
29,019 (1)	Guidewire Software, Inc.	2,060,059	0.4
172,600	Information Services Group, Inc.	1,166,776	0.2
10,000 (1)	International Money Express, Inc.	204,700	0.0
31,734 (1)	MACOM Technology Solutions Holdings, Inc.	1,462,937	0.3
16,300 (1)(2)	Marathon Digital Holdings, Inc.	87,042	0.0
375 (1)(2)	MicroStrategy, Inc.	61,612	0.0
48,731 (1)(2)	nCino, Inc.	1,506,762	0.3
84,435 (1)	nLight, Inc.	862,926	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
26,358 (1)	Novanta, Inc.	$3,196,435	0.6
8,800 (1)	OSI Systems, Inc.	751,872	0.2
15,000 (1)	PagerDuty, Inc.	371,700	0.1
88,205 (1)	Paycor HCM, Inc.	2,293,330	0.5
8,600 (1)	PDF Solutions, Inc.	184,986	0.0
7,300 (1)	Perficient, Inc.	669,337	0.1
57,793	Power Integrations, Inc.	4,335,053	0.9
54,123 (1)	Q2 Holdings, Inc.	2,087,524	0.4
8,300 (1)	Qualys, Inc.	1,046,962	0.2
6,800 (1)	Rambus, Inc.	146,132	0.0
8,600 (1)	SailPoint Technologies Holding, Inc.	539,048	0.1
36,200 (1)	Sanmina Corp.	1,474,426	0.3
9,500 (1)	Scansource, Inc.	295,830	0.1
9,100 (1)	Semtech Corp.	500,227	0.1
24,600 (1)	Silicon Laboratories, Inc.	3,449,412	0.7
36,100 (1)	SMART Global Holdings, Inc.	590,957	0.1
900 (1)	SPS Commerce, Inc.	101,745	0.0
25,500 (1)	Super Micro Computer, Inc.	1,028,925	0.2
800 (1)	Synaptics, Inc.	94,440	0.0
5,000 (1)	Tenable Holdings, Inc.	227,050	0.0
17,600	TTEC Holdings, Inc.	1,194,864	0.2
162,000 (1)	TTM Technologies, Inc.	2,025,000	0.4
13,100 (1)	Ultra Clean Holdings, Inc.	389,987	0.1
30,200 (1)	Unisys Corp.	363,306	0.1
60,100 (1)	Verint Systems, Inc.	2,545,235	0.5
12,300 (1)	Vishay Precision Group, Inc.	358,299	0.1
22,060 (1)	WEX, Inc.	3,431,654	0.7
900 (1)	Workiva, Inc.	59,391	0.0
39,100	Xperi Holding Corp.	564,213	0.1
67,000 (1)	Zuora, Inc.	599,650	0.1
		63,435,002	12.5
	Materials: 3.8%
15,100	AdvanSix, Inc.	504,944	0.1
2,200	Alcoa Corp.	100,276	0.0
5,000 (1)	Allegheny Technologies, Inc.	113,550	0.0
2,200	Alpha Metallurgical Resources, Inc.	284,086	0.1
42,568	Aptargroup, Inc.	4,393,443	0.9
26,550 (1)	Arconic Corp.	744,728	0.2
16,100	Avient Corp.	645,288	0.1
14,100	Cabot Corp.	899,439	0.2
9,500 (1)	Cleveland-Cliffs, Inc.	146,015	0.0
29,600 (1)	Coeur Mining, Inc.	89,984	0.0
30,600	Commercial Metals Co.	1,012,860	0.2
37,900 (1)	Constellium SE	500,659	0.1
147,878 (1)	Diversey Holdings Ltd.	975,995	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
9,300	Ecovyst, Inc.	$91,605	0.0
1,700	HB Fuller Co.	102,357	0.0
15,800	Hecla Mining Co.	61,936	0.0
9,800 (1)	Ingevity Corp.	618,772	0.1
9,400	Louisiana-Pacific Corp.	492,654	0.1
3,700	Minerals Technologies, Inc.	226,958	0.1
5,300	Olympic Steel, Inc.	136,475	0.0
13,909	Pactiv Evergreen, Inc.	138,534	0.0
20,075	Quaker Chemical Corp.	3,001,614	0.6
6,100	Schnitzer Steel Industries, Inc.	200,324	0.0
30,300	Schweitzer-Mauduit International, Inc.	761,136	0.2
2,500	Sensient Technologies Corp.	201,400	0.0
27,000	SunCoke Energy, Inc.	183,870	0.0
21,300	Tronox Holdings PLC	357,840	0.1
87,668	Valvoline, Inc.	2,527,468	0.5
		19,514,210	3.8
	Real Estate: 6.4%
17,900	Agree Realty Corp.	1,291,127	0.3
20,800	Alexander & Baldwin, Inc.	373,360	0.1
3,200	American Assets Trust, Inc.	95,040	0.0
14,300 (1)	Anywhere Real Estate, Inc.	140,569	0.0
50,300	Apple Hospitality REIT, Inc.	737,901	0.2
17,800	Armada Hoffler Properties, Inc.	228,552	0.1
20,400	Brandywine Realty Trust	196,656	0.0
11,800	Broadstone Net Lease, Inc.	242,018	0.1
1,600	Centerspace	130,480	0.0
3,500 (1)	Chatham Lodging Trust	36,575	0.0
13,600	City Office REIT, Inc.	176,120	0.0
2,600	Community Healthcare Trust, Inc.	94,146	0.0
13,300	Corporate Office Properties Trust SBI MD	348,327	0.1
7,556	Cousins Properties, Inc.	220,862	0.0
42,822	CubeSmart	1,829,356	0.4
190,038 (1)	Cushman & Wakefield PLC	2,896,179	0.6
19,900 (1)	DiamondRock Hospitality Co.	163,379	0.0
20,925	EastGroup Properties, Inc.	3,229,355	0.6
17,300 (1)	Equity Commonwealth	476,269	0.1
9,900	Essential Properties Realty Trust, Inc.	212,751	0.0
10,675	First Industrial Realty Trust, Inc.	506,849	0.1
4,300	Four Corners Property Trust, Inc.	114,337	0.0
9,400	Getty Realty Corp.	249,100	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
9,500	Gladstone Commercial Corp.	$178,980	0.0
6,500	Global Medical REIT, Inc.	72,995	0.0
39,600	Healthcare Realty Trust, Inc.	1,077,120	0.2
1,800	Highwoods Properties, Inc.	61,542	0.0
18,600	Independence Realty Trust, Inc.	385,578	0.1
1,153 (1)	Jones Lang LaSalle, Inc.	201,613	0.0
43,900	Kennedy-Wilson Holdings, Inc.	831,466	0.2
86,528	Kite Realty Group Trust	1,496,069	0.3
83,864	National Retail Properties, Inc.	3,606,152	0.7
19,400	National Storage Affiliates Trust	971,358	0.2
121,717	Outfront Media, Inc.	2,063,103	0.4
49,700	Paramount Group, Inc.	359,331	0.1
11,300	Phillips Edison & Co., Inc.	377,533	0.1
25,200	Physicians Realty Trust	439,740	0.1
22,000	Piedmont Office Realty Trust, Inc.	288,640	0.1
9,600	Plymouth Industrial REIT, Inc.	168,384	0.0
15,200	PotlatchDeltic Corp.	671,688	0.1
29,100	Retail Opportunity Investments Corp.	459,198	0.1
6,700	RLJ Lodging Trust	73,901	0.0
2,400	RMR Group, Inc.	68,040	0.0
30,295 (1)	Ryman Hospitality Properties	2,303,329	0.5
56,600	SITE Centers Corp.	762,402	0.2
7,200	STAG Industrial, Inc.	222,336	0.0
6,800 (1)	Summit Hotel Properties, Inc.	49,436	0.0
10,503 (1)	Sunstone Hotel Investors, Inc.	104,190	0.0
8,000	Terreno Realty Corp.	445,840	0.1
4,900	UMH Properties, Inc.	86,534	0.0
50,200 (1)	Xenia Hotels & Resorts, Inc.	729,406	0.1
		32,545,212	6.4
	Utilities: 2.7%
14,000	Brookfield Infrastructure Corp.	595,000	0.1
4,600	Chesapeake Utilities Corp.	595,930	0.1
17,700	Clearway Energy, Inc. - Class A	565,869	0.1
48,300	Clearway Energy, Inc. - Class C	1,682,772	0.3

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
5,300	Idacorp, Inc.	$561,376	0.1
48,186	NorthWestern Corp.	2,839,601	0.6
5,800	ONE Gas, Inc.	470,902	0.1
84,395	Portland General Electric Co.	4,078,810	0.8
8,300	Southwest Gas Holdings, Inc.	722,764	0.2
6,610	Spire, Inc.	491,586	0.1
7,100	Unitil Corp.	416,912	0.1
45,800	Via Renewables, Inc.	350,828	0.1
5,544	Vistra Corp.	126,680	0.0
		13,499,030	2.7
	Total Common Stock (Cost $503,269,956)	493,499,694	96.9
RIGHTS: —%
	Health Care: —%
28,260 (1)(3)(4)	Aduro Biotech, Inc. - CVR	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $503,269,956)	493,499,694	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Repurchase Agreements: 1.4%
1,773,381 (5)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,773,456, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,808,849, due 01/20/24-06/20/52)	1,773,381	0.3
315,247 (5)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.49%, due 07/01/22 (Repurchase Amount $315,260, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $321,552, due 07/26/22-02/15/50)	315,247	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,773,381 (5)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,773,456, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,808,849, due 11/01/26-07/01/52)	$1,773,381	0.3
1,773,381 (5)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,773,458, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,808,850, due 07/01/22-09/09/49)	1,773,381	0.4
1,773,381 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,773,456, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,808,849, due 08/16/22-05/20/52)	1,773,381	0.3
	Total Repurchase Agreements (Cost $7,408,771)	7,408,771	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
20,583,949 (5)(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	20,583,949	4.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
210,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	$210,000	0.1
	Total Mutual Funds (Cost $20,793,949)	20,793,949	4.1
	Total Short-Term Investments (Cost $28,202,720)	28,202,720	5.5
	Total Investments in Securities (Cost $531,472,676)	$521,702,414	102.4
	Liabilities in Excess of Other Assets	(12,174,215)	(2.4)
	Net Assets	$509,528,199	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$493,499,694	$—	$—	$493,499,694
Rights	—	—	—	—
Short-Term Investments	20,793,949	7,408,771	—	28,202,720
Total Investments, at fair value	$514,293,643	$7,408,771	$—	$521,702,414
Liabilities Table
Other Financial Instruments+
Futures	$(269,474)	$—	$—	$(269,474)
Total Liabilities	$(269,474)	$—	$—	$(269,474)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
		$—	$—
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	133	09/16/22	$11,358,200	$(269,474)
			$11,358,200	$(269,474)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$269,474
		$269,474

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,975,101)
Total	$(1,975,101)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(460,770)
Total	$(460,770)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $537,065,345.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$51,389,668
Gross Unrealized Depreciation	(67,021,934)
Net Unrealized Depreciation	$(15,632,266)
See Accompanying Notes to Financial Statements

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Semi-Annual Report

June 30, 2022

Voya Investors Trust

■	VY®	BlackRock Inflation Protected Bond Portfolio Classes ADV, I and S

Voya Variable Insurance Trust

■	VY®	BrandywineGLOBAL — Bond Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

 The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
VY®BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$893.00	1.17%	$5.49	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	896.10	0.57	2.68	1,000.00	1,021.97	0.57	2.86
Class S	1,000.00	895.10	0.82	3.85	1,000.00	1,020.73	0.82	4.11
VY® BrandywineGLOBAL — Bond Portfolio
	$1,000.00	$934.00	0.57%	$2.73	$1,000.00	$1,021.97	0.57%	$2.86

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$282,521,611	$274,152,164
Short-term investments at fair value†	11,449,151	5,891,436
Cash collateral for futures contracts	—	1,858,516
Cash pledged for centrally cleared swaps (Note 2)	4,274,000	—
Foreign currencies at value‡	54,554	—
Receivables:
Investment securities sold	2,125,188	—
Investment securities sold on a delayed-delivery or when-issued basis	9,978,134	—
Fund shares sold	4,648	83,860
Dividends	3,353	5,516
Interest	1,219,541	1,329,962
Unrealized appreciation on forward foreign currency contracts	136,826	—
Unrealized appreciation on OTC swap agreements	1,325,687	—
Prepaid expenses	3,527	3,706
Other assets	16,423	5,613
Total assets	313,112,643	283,330,773
LIABILITIES:
Payable for investment securities purchased	4,766,569	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	23,806,479	—
Payable for fund shares redeemed	734,557	84,826
Sales commitmentsˆˆˆ	1,170,936	—
Unrealized depreciation on forward foreign currency contracts	58,666	—
Variation margin payable on centrally cleared swaps	721,402	—
Variation margin payable on futures contracts	216,696	490,417
Cash received as collateral for OTC derivatives (Note 2)	1,470,000	—
Payable for investment management fees	114,524	125,049
Payable for distribution and shareholder service fees	56,940	—
Payable to trustees under the deferred compensation plan (Note 6)	16,423	5,613
Payable for trustee fees	762	801
Other accrued expenses and liabilities	85,544	64,811
Written options, at fair valueˆ	685,711	—
Total liabilities	33,905,209	771,517
NET ASSETS	$279,207,434	$282,559,256

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$356,620,496	$282,842,798
Total distributable loss	(77,413,062)	(283,542)
NET ASSETS	$279,207,434	$282,559,256

* Cost of investments in securities	$305,884,059	$283,900,871
† Cost of short-term investments	$11,498,247	$5,891,436
‡ Cost of foreign currencies	$55,322	$—
ˆ Premiums received on written options	$705,319	$—
ˆˆˆ Proceeds receivable from sales commitments	$1,156,820	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
Class ADV
Net assets	$48,418,268	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,265,716	n/a
Net asset value and redemption price per share	$9.20	n/a
Class I
Net assets	$77,934,875	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,134,742	n/a
Net asset value and redemption price per share	$9.58	n/a
Class S
Net assets	$152,854,291	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	16,090,227	n/a
Net asset value and redemption price per share	$9.50	n/a
Portfolio(1)
Net assets	n/a	$282,559,256
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	26,964,911
Net asset value and redemption price per share	n/a	$10.48

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
INVESTMENT INCOME:
Dividends	$9,966	$12,290
Interest	7,213,322 (1)	2,384,284
Total investment income	7,223,288	2,396,574
EXPENSES:
Investment management fees	805,124	794,872
Distribution and shareholder service fees:
Class ADV	155,952	—
Class S	204,817	—
Transfer agent fees:		858
Class ADV	6,847	—
Class I	11,376	—
Class S	21,581	—
Shareholder reporting expense	7,421	1,629
Registration fees	—	4,449
Professional fees	25,159	18,530
Custody and accounting expense	49,985	31,200
Trustee fees	3,809	4,007
Miscellaneous expense	6,994	7,442
Total expenses	1,299,065	862,987
Recouped/(Waived and reimbursed fees)	(75,556)	46,992
Net expenses	1,223,509	909,979
Net investment income	5,999,779	1,486,595
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,521,382)	(3,565,478)
Forward foreign currency contracts	386,974	—
Foreign currency related transactions	(251,900)	—
Futures	4,720,346	(5,132,979)
Swaps	7,637,071	—
Written options	(940,076)	—
Net realized gain (loss)	5,031,033	(8,698,457)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,870,747)	(14,709,166)
Forward foreign currency contracts	6,630	—
Foreign currency related transactions	(10,236)	—
Futures	820,741	(415,374)
Swaps	(4,349,119)	—
Written options	(24,861)	—
Sales commitments	(14,116)	—
Net change in unrealized appreciation (depreciation)	(44,441,708)	(15,124,540)
Net realized and unrealized loss	(39,410,675)	(23,822,997)
Decrease in net assets resulting from operations	$(33,410,896)	$(22,336,402)

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$5,999,779	$7,734,657	$1,486,595	$2,832,682
Net realized gain (loss)	5,031,033	9,554,588	(8,698,457)	14,721,215
Net change in unrealized appreciation (depreciation)	(44,441,708)	(2,516,642)	(15,124,540)	(13,802,164)
Increase (decrease) in net assets resulting from operations	(33,410,896)	14,772,603	(22,336,402)	3,751,733
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):			—	(27,082,394)
Class ADV	(1,083,645)	(1,140,854)	—	—
Class I	(1,947,743)	(2,600,461)	—	—
Class S	(3,587,601)	(4,058,689)	—	—
Total distributions	(6,618,989)	(7,800,004)	—	(27,082,394)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,590,541	83,578,121	58,657,295	86,294,017
Reinvestment of distributions	6,618,989	7,796,663	—	27,082,394
	26,209,530	91,374,784	58,657,295	113,376,411
Cost of shares redeemed	(31,613,349)	(73,208,287)	(97,090,604)	(65,382,155)
Net increase (decrease) in net assets resulting from capital share transactions	(5,403,819)	18,166,497	(38,433,309)	47,994,256
Net increase (decrease) in net assets	(45,433,704)	25,139,096	(60,769,711)	24,663,595
NET ASSETS:
Beginning of year or period	324,641,138	299,502,042	343,328,967	318,665,372
End of year or period	$279,207,434	$324,641,138	$282,559,256	$343,328,967

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-22+	10.51	0.18	•	(1.28)	(1.10)	0.21	—	—	0.21	—	9.20	(10.70)	1.22	1.17	1.17	3.61	48,418	112
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
Class I
06-30-22+	10.94	0.21	•	(1.33)	(1.12)	0.24	—	—	0.24	—	9.58	(10.39)	0.62	0.57	0.57	4.19	77,935	112
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
Class S
06-30-22+	10.85	0.20	•	(1.33)	(1.13)	0.22	—	—	0.22	—	9.50	(10.49)	0.87	0.82	0.82	3.97	152,854	112
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
VY® BrandywineGLOBAL- Bond Portfolio
06-30-22+	11.22	0.05	•	(0.79)	(0.74)	—	—	—	—	—	10.48	(6.60)	0.54	0.57	0.57	0.94	282,559	86
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2022, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,465,565 which represents the gross payments to be received by the Portfolio on OTC purchased options, forward foreign currency contracts, and OTC interest rate swaps were they to be unwound as of June 30, 2022. At June 30, 2022, BlackRock Inflation Protected Bond had received $1,470,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2022, BlackRock Inflation Protected Bond had a liability position of $736,171 on forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2022, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2022, BlackRock Inflation

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Protected Bond had not pledged any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had average contract amounts of $3,534,719 and $9,130,297 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2022, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the six months ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$81,509,494	$63,601,854
Bond Portfolio	17,840,563	—

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2022.

At June 30, 2022, BlackRock Inflation Protected Bond had pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $792,000 as collateral for open futures contracts.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had purchased and written exchange-traded futures contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $18,638,975 and $19,104,413, respectively, on purchased and written exchange-traded futures contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2022.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $42,189,558 and $94,795,432, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2022. There were no open purchased interest rate swaptions at June 30, 2022.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had purchased and written foreign currency options to manage its foreign exchange exposure. BlackRock Inflation Protected Bond had an average notional value of $3,291,763 and $755,607, respectively on purchased and written foreign currency options. Please refer to the tables within the Portfolio of Investments for purchased and written foreign currency options at June 30, 2022.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $55,362,668.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $117,815,015.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2022.

At June 30, 2022, BlackRock Inflation Protected Bond pledged $4,274,000 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $19,361,152.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $233,045,009.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2022.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

M. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by BlackRock Inflation Protected Bond at June 30, 2022

O.  Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$32,041,278	$29,654,754
Bond Portfolio	13,445,164	79,077,052

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$309,560,446	$311,656,607
Bond Portfolio	249,898,955	229,254,513

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.05% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	18.43%
Voya Solution 2025 Portfolio	Bond Portfolio	15.61
Voya Solution 2035 Portfolio	Bond Portfolio	7.79
Voya Solution Income Portfolio	Bond Portfolio	11.37
Voya Solution Moderately Aggressive Portfolio	Bond Portfolio	6.84

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$39,154
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23% Class I: 0.63% Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2022 the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

The Expense Limitation Agreements are contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2022.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2022	457,275	—	111,010	(714,294)	(146,009)	4,552,274	—	1,083,645	(7,107,118)	(1,471,199)
12/31/2021	1,290,830	—	109,761	(597,143)	803,448	13,417,739	—	1,140,854	(6,152,184)	8,406,409
Class I
6/30/2022	423,577	—	191,270	(1,163,504)	(548,657)	4,373,888	—	1,947,743	(11,987,177)	(5,665,546)
12/31/2021	3,024,968	—	240,645	(3,264,739)	874	32,490,424	—	2,597,120	(35,144,233)	(56,689)
Class S
6/30/2022	1,029,577	—	355,592	(1,228,438)	156,731	10,664,379	—	3,587,601	(12,519,054)	1,732,926
12/31/2021	3,522,483	—	378,853	(3,005,965)	895,371	37,669,958	—	4,058,689	(31,911,870)	9,816,777
Bond Portfolio
6/30/2022	5,368,511	—	—	(9,005,392)	(3,636,881)	58,657,295	—	—	(97,090,604)	(38,433,309)
12/31/2021	7,344,730	—	2,407,324	(5,631,258)	4,120,796	86,294,017	—	27,082,394	(65,382,155)	47,994,256

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the

Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2022, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, capital loss carryforwards, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Return of Capital
BlackRock Inflation Protected Bond	$7,800,004	$—	$2,872,784	$1,558,018
Bond Portfolio	24,050,464	3,031,930	7,776,746	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:

	Undistributed Ordinary	Undistributed Long-Term	Unrealized Appreciation/	Capital Loss Carryforwards				Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
BlackRock Inflation Protected Bond	$514,798	$—	$24,935,546	$(1,477,247)	Short-term	None	$(779,238)	$(37,383,177)
				(60,577,036)	Long-term	None
				$(62,054,283)
Bond Portfolio	11,931,574	5,175,566	4,960,459	—	—	—	(14,739)	22,052,860

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR). Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2022, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	NII	$0.0506	August 1, 2022	July 28, 2022
Class I	NII	$0.0551	August 1, 2022	July 28, 2022
Class S	NII	$0.0532	August 1, 2022	July 28, 2022
Bond Portfolio	NII	$0.1055	July 14, 2022	July 12, 2022
	STCG	$0.3382	July 14, 2022	July 12, 2022
	LTCG	$0.1925	July 14, 2022	July 12, 2022

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.1%
		Basic Materials: 0.5%
45,000		Air Products and Chemicals, Inc., 2.800%, 05/15/2050	$34,053	0.0
484,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	470,417	0.2
246,000		DuPont de Nemours, Inc., 4.493%, 11/15/2025	248,048	0.1
4,000		Ecolab, Inc., 2.700%, 12/15/2051	2,857	0.0
37,000		Ecolab, Inc., 2.750%, 08/18/2055	25,853	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	46,083	0.0
371,000	(1)	Glencore Funding LLC, 2.500%, 09/01/2030	302,575	0.1
11,000	(1)	Glencore Funding LLC, 2.625%, 09/23/2031	8,876	0.0
15,000	(1)	Glencore Funding LLC, 3.375%, 09/23/2051	10,257	0.0
51,000		LYB International Finance III LLC, 4.200%, 05/01/2050	41,551	0.0
170,000		Nucor Corp., 4.300%, 05/23/2027	169,521	0.1
71,000		Westlake Corp., 3.375%, 08/15/2061	47,962	0.0
			1,408,053	0.5

		Communications: 3.0%
105,000		Amazon.com, Inc., 4.100%, 04/13/2062	95,212	0.0
33,000		AT&T, Inc., 1.650%, 02/01/2028	28,578	0.0
33,000		AT&T, Inc., 2.250%, 02/01/2032	26,992	0.0
450,000		AT&T, Inc., 2.550%, 12/01/2033	365,575	0.1
32,000		AT&T, Inc., 3.500%, 06/01/2041	25,604	0.0
99,000		AT&T, Inc., 3.650%, 09/15/2059	74,366	0.0
142,000		AT&T, Inc., 3.800%, 12/01/2057	109,997	0.0
85,000		AT&T, Inc., 3.850%, 06/01/2060	65,848	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	339,891	0.1
430,000		AT&T, Inc., 4.350%, 03/01/2029	423,674	0.2
28,000		AT&T, Inc., 4.500%, 05/15/2035	26,648	0.0
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	13,192	0.0
311,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	208,371	0.1
175,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	156,473	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
728,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	$654,060	0.2
182,000		Comcast Corp., 2.450%, 08/15/2052	121,171	0.1
357,000		Comcast Corp., 3.400%, 04/01/2030	335,286	0.1
395,000		Comcast Corp., 4.150%, 10/15/2028	394,283	0.2
69,000		Comcast Corp., 4.600%, 10/15/2038	67,038	0.0
98,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	73,956	0.0
74,000		eBay, Inc., 1.400%, 05/10/2026	66,656	0.0
31,000		Expedia Group, Inc., 3.250%, 02/15/2030	25,883	0.0
155,000		FactSet Research Systems, Inc., 3.450%, 03/01/2032	136,045	0.1
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	390,793	0.2
118,000		Motorola Solutions, Inc., 5.600%, 06/01/2032	119,106	0.1
102,000		Paramount Global, 4.375%, 03/15/2043	79,061	0.0
243,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	222,495	0.1
135,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	118,870	0.1
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	8,691	0.0
81,000	(1)	T-Mobile USA, Inc., 3.400%, 10/15/2052	59,999	0.0
1,124,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	1,083,235	0.4
7,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	6,539	0.0
121,000		Verizon Communications, Inc., 1.750%, 01/20/2031	97,303	0.0
1,260,000		Verizon Communications, Inc., 2.100%, 03/22/2028	1,120,190	0.4
1,059,000		Verizon Communications, Inc., 2.355%, 03/15/2032	878,967	0.3
386,000		Verizon Communications, Inc., 2.550%, 03/21/2031	330,361	0.1
97,000		Verizon Communications, Inc., 4.862%, 08/21/2046	95,689	0.0
			8,446,098	3.0

		Consumer, Cyclical: 1.3%
70,000		American Honda Finance Corp., 2.900%, 02/16/2024	69,314	0.0
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	74,234	0.0
2,500,000	(1)	Hyundai Capital America, 2.650%, 02/10/2025	2,387,045	0.9
400,000		Lowe’s Cos, Inc., 1.700%, 09/15/2028	340,877	0.1
35,000		Lowe’s Cos, Inc., 2.800%, 09/15/2041	25,480	0.0

See Accompanying Notes to Financial Statements

21

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
246,000	(1)	Magallanes, Inc., 3.428%, 03/15/2024	$241,548	0.1
38,000		Marriott International, Inc./MD, 2.750%, 10/15/2033	29,931	0.0
434,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	385,974	0.2
			3,554,403	1.3

		Consumer, Non-cyclical: 2.6%
574,000		AbbVie, Inc., 4.500%, 05/14/2035	557,990	0.2
708,000		Altria Group, Inc., 3.400%, 02/04/2041	469,589	0.2
27,000		Amgen, Inc., 4.200%, 02/22/2052	23,732	0.0
84,000		Amgen, Inc., 4.663%, 06/15/2051	78,760	0.0
154,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	147,785	0.1
885,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	874,476	0.3
201,000		BAT Capital Corp., 4.540%, 08/15/2047	147,725	0.1
387,000		BAT International Finance PLC, 1.668%, 03/25/2026	343,101	0.1
74,000		Biogen, Inc., 3.150%, 05/01/2050	50,898	0.0
31,000		Boston Scientific Corp., 2.650%, 06/01/2030	27,080	0.0
51,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	48,641	0.0
299,000		Cigna Corp., 4.125%, 11/15/2025	299,783	0.1
431,000		CVS Health Corp., 3.875%, 07/20/2025	428,920	0.2
177,000		CVS Health Corp., 4.250%, 04/01/2050	152,799	0.1
82,000		Elevance Health, Inc., 3.600%, 03/15/2051	66,728	0.0
33,000		Equifax, Inc., 2.350%, 09/15/2031	26,433	0.0
185,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	135,546	0.0
142,000		Global Payments, Inc., 2.150%, 01/15/2027	126,153	0.0
434,000		Global Payments, Inc., 2.900%, 05/15/2030	366,619	0.1
300,000	(1)	HCA, Inc., 3.625%, 03/15/2032	253,425	0.1
185,000	(1)	HCA, Inc., 4.625%, 03/15/2052	148,290	0.1
986,000		HCA, Inc., 5.250%, 06/15/2026	982,864	0.4
92,000		Humana, Inc., 1.350%, 02/03/2027	80,518	0.0
80,000		Moody’s Corp., 3.100%, 11/29/2061	55,052	0.0
20,000		Moody’s Corp., 3.750%, 02/25/2052	16,367	0.0
104,000		Philip Morris International, Inc., 1.500%, 05/01/2025	97,637	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
187,000		Philip Morris International, Inc., 2.625%, 03/06/2023	$186,355	0.1
144,000		RELX Capital, Inc., 3.000%, 05/22/2030	129,566	0.0
25,000		RELX Capital, Inc., 4.750%, 05/20/2032	25,425	0.0
20,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	18,735	0.0
4,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	3,403	0.0
286,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	274,895	0.1
206,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	172,500	0.1
284,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	238,388	0.1
212,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	159,213	0.1
			7,215,391	2.6

		Energy: 2.5%
34,000		BP Capital Markets America, Inc., 3.001%, 03/17/2052	24,568	0.0
254,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	217,684	0.1
9,000	(1)	Cameron LNG LLC, 3.402%, 01/15/2038	7,671	0.0
44,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	33,489	0.0
45,000		Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	35,594	0.0
270,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	247,237	0.1
449,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	451,033	0.2
345,000		Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/2024	357,769	0.1
10,000		Devon Energy Corp., 4.500%, 01/15/2030	9,456	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	85,393	0.0
46,000		Devon Energy Corp., 5.000%, 06/15/2045	42,760	0.0
2,000		Devon Energy Corp., 5.875%, 06/15/2028	2,043	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	62,387	0.0
215,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	187,491	0.1
234,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	228,482	0.1
911,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	835,299	0.3
96,000		Diamondback Energy, Inc., 4.250%, 03/15/2052	79,839	0.0
148,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	126,365	0.1
44,000		Energy Transfer L.P., 3.600%, 02/01/2023	43,885	0.0
See Accompanying Notes to Financial Statements

22

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	$16,880	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	99,471	0.0
177,000		Energy Transfer L.P., 4.500%, 04/15/2024	177,199	0.1
420,000		Energy Transfer L.P., 4.950%, 06/15/2028	414,287	0.2
126,000		Energy Transfer L.P., 5.000%, 05/15/2050	107,412	0.0
772,000		Energy Transfer L.P., 5.500%, 06/01/2027	784,269	0.3
125,000		Energy Transfer L.P., 6.250%, 04/15/2049	121,432	0.0
175,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	127,569	0.1
82,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	60,546	0.0
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	80,090	0.0
797,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	767,323	0.3
196,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	202,852	0.1
152,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	151,862	0.1
85,000		Targa Resources Corp., 4.950%, 04/15/2052	73,028	0.0
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	413,639	0.2
110,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	125,129	0.0
78,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	86,232	0.0
			6,887,665	2.5

		Financial: 12.3%
72,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	68,819	0.0
49,000		Air Lease Corp., 2.875%, 01/15/2026	45,057	0.0
72,000		Alexandria Real Estate Equities, Inc., 2.950%, 03/15/2034	60,015	0.0
207,000		American Express Co., 2.550%, 03/04/2027	193,039	0.1
142,000		American International Group, Inc., 4.375%, 06/30/2050	126,231	0.0
10,000		American Tower Corp., 2.100%, 06/15/2030	8,018	0.0
183,000		American Tower Corp., 2.700%, 04/15/2031	150,796	0.1
593,000		American Tower Corp., 3.800%, 08/15/2029	544,863	0.2
148,000		Aon Corp., 2.800%, 05/15/2030	129,518	0.0
33,000		Aon Corp. / Aon Global Holdings PLC, 3.900%, 02/28/2052	27,067	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
317,000		Ares Capital Corp., 2.150%, 07/15/2026	$266,080	0.1
1,000,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	963,800	0.3
484,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	466,730	0.2
1,741,000	(2)	Bank of America Corp., 1.319%, 06/19/2026	1,584,912	0.6
1,376,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	1,225,486	0.4
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	20,003	0.0
376,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	352,866	0.1
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	678,026	0.2
1,089,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	991,241	0.4
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	159,389	0.1
66,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	55,467	0.0
467,000	(2)	Bank of America Corp., 2.972%, 02/04/2033	398,276	0.1
130,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	129,606	0.0
57,000	(2)	Bank of America Corp., 3.384%, 04/02/2026	55,326	0.0
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	190,861	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	52,482	0.0
290,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	288,893	0.1
368,000		Bank of America Corp., 3.950%, 04/21/2025	363,443	0.1
303,000	(2)	Bank of America Corp., 4.376%, 04/27/2028	298,570	0.1
325,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	316,676	0.1
200,000	(2)	Barclays PLC, 3.811%, 03/10/2042	151,956	0.1
342,000	(2)	Barclays PLC, 4.338%, 05/16/2024	341,975	0.1
34,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	29,169	0.0
194,000	(1)	Blackstone Private Credit Fund, 3.250%, 03/15/2027	164,749	0.1
147,000	(1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	120,604	0.0
184,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	162,996	0.1
135,000	(2)	Capital One Financial Corp., 5.268%, 05/10/2033	132,726	0.1
80,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	76,318	0.0
480,000	(2)	Citigroup, Inc., 2.014%, 01/25/2026	450,225	0.2
9,000	(2)	Citigroup, Inc., 2.520%, 11/03/2032	7,312	0.0

See Accompanying Notes to Financial Statements

23

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
689,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	$567,987	0.2
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	256,696	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	27,083	0.0
80,000	(2)	Citigroup, Inc., 3.057%, 01/25/2033	67,887	0.0
574,000	(2)	Citigroup, Inc., 3.070%, 02/24/2028	532,879	0.2
800,000	(2)	Citigroup, Inc., 3.290%, 03/17/2026	774,388	0.3
29,000	(2)	Citigroup, Inc., 3.980%, 03/20/2030	27,147	0.0
45,000	(2)	Citigroup, Inc., 4.910%, 05/24/2033	44,454	0.0
500,000		Credit Suisse AG/New York NY, 1.250%, 08/07/2026	437,425	0.2
53,000		Crown Castle International Corp., 1.350%, 07/15/2025	48,501	0.0
178,000		Crown Castle International Corp., 2.250%, 01/15/2031	144,555	0.1
55,000		Crown Castle International Corp., 2.900%, 03/15/2027	50,767	0.0
27,000		Crown Castle International Corp., 3.150%, 07/15/2023	26,718	0.0
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	114,002	0.0
545,000		Crown Castle International Corp., 3.800%, 02/15/2028	514,719	0.2
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	197,379	0.1
150,000		Deutsche Bank AG/New York NY, 1.686%, 03/19/2026	134,698	0.1
150,000	(2)	Deutsche Bank AG/New York NY, 2.129%, 11/24/2026	133,412	0.1
435,000		Equinix, Inc., 3.200%, 11/18/2029	386,848	0.1
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	383,253	0.1
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	25,922	0.0
141,000	(2)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	135,652	0.1
32,000	(2)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	26,600	0.0
724,000	(2)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	657,617	0.2
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	999,726	0.4
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
472,000		Goldman Sachs Group, Inc./The, 3.000%, 03/15/2024	$466,126	0.2
439,000	(2)	Goldman Sachs Group, Inc./The, 3.102%, 02/24/2033	375,365	0.1
1,794,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	1,760,919	0.6
578,000	(2)	Goldman Sachs Group, Inc./The, 3.615%, 03/15/2028	547,458	0.2
100,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	98,193	0.0
200,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	178,346	0.1
200,000	(2)	HSBC Holdings PLC, 2.999%, 03/10/2026	190,610	0.1
123,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	103,284	0.0
41,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	34,523	0.0
149,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	135,438	0.1
387,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	345,034	0.1
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	32,007	0.0
2,623,000	(2)	JPMorgan Chase & Co., 2.005%, 03/13/2026	2,459,481	0.9
200,000	(2)	JPMorgan Chase & Co., 2.083%, 04/22/2026	187,266	0.1
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	90,123	0.0
680,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	630,550	0.2
240,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	206,192	0.1
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	30,468	0.0
495,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	493,691	0.2
250,000	(2)	JPMorgan Chase & Co., 4.080%, 04/26/2026	247,227	0.1
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	24,443	0.0
200,000		Lloyds Banking Group PLC, 4.375%, 03/22/2028	194,523	0.1
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	88,707	0.0
225,000	(2)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	199,143	0.1
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	29,790	0.0
567,000	(2)	Mizuho Financial Group, Inc., 2.260%, 07/09/2032	453,278	0.2
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	642,924	0.2
1,755,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	1,542,338	0.6

See Accompanying Notes to Financial Statements

24

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	$21,346	0.0
165,000	(2)	Morgan Stanley, 1.794%, 02/13/2032	129,951	0.1
112,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	88,928	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	120,053	0.0
196,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	162,179	0.1
400,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	343,236	0.1
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	68,383	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	167,101	0.1
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	1,000,833	0.4
188,000		National Retail Properties, Inc., 3.000%, 04/15/2052	128,538	0.0
204,000		Nomura Holdings, Inc., 2.608%, 07/14/2031	162,916	0.1
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	80,441	0.0
261,000		Sumitomo Mitsui Financial Group, Inc., 1.902%, 09/17/2028	221,462	0.1
310,000	(1),(2)	UBS Group AG, 1.494%, 08/10/2027	271,493	0.1
45,000		VICI Properties L.P., 4.375%, 05/15/2025	44,022	0.0
125,000		VICI Properties L.P., 4.750%, 02/15/2028	119,539	0.0
160,000		VICI Properties L.P., 4.950%, 02/15/2030	151,925	0.1
59,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	52,015	0.0
112,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	102,525	0.0
24,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	22,123	0.0
32,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	30,495	0.0
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	27,786	0.0
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	98,200	0.0
169,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	160,466	0.1
195,000	(2)	Wells Fargo & Co., 3.908%, 04/25/2026	192,025	0.1
52,000		Wells Fargo & Co., 4.150%, 01/24/2029	50,324	0.0
80,000	(2)	Wells Fargo & Co., 4.611%, 04/25/2053	74,166	0.0
			34,445,819	12.3

		Industrial: 1.5%
150,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	122,356	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
270,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	$220,587	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	14,979	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	168,104	0.1
40,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	38,764	0.0
184,000		CSX Corp., 2.500%, 05/15/2051	124,207	0.1
45,000		CSX Corp., 3.250%, 06/01/2027	43,219	0.0
260,000		GE Capital Funding LLC, 4.550%, 05/15/2032	251,111	0.1
122,000		General Dynamics Corp., 3.750%, 05/15/2028	119,835	0.0
379,000		Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	323,943	0.1
10,000		Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	9,360	0.0
54,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	52,961	0.0
241,000		Lockheed Martin Corp., 2.800%, 06/15/2050	179,816	0.1
10,000		Lockheed Martin Corp., 3.900%, 06/15/2032	9,879	0.0
36,000		Norfolk Southern Corp., 3.000%, 03/15/2032	32,497	0.0
163,000		Norfolk Southern Corp., 3.050%, 05/15/2050	119,774	0.0
50,000		Norfolk Southern Corp., 4.550%, 06/01/2053	47,377	0.0
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	229,127	0.1
230,000		Northrop Grumman Corp., 5.250%, 05/01/2050	244,118	0.1
59,000		nVent Finance Sarl, 2.750%, 11/15/2031	48,024	0.0
32,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	28,565	0.0
62,000		Raytheon Technologies Corp., 2.375%, 03/15/2032	52,537	0.0
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	24,408	0.0
242,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	185,656	0.1
833,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	822,899	0.3
18,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	17,197	0.0
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	25,442	0.0

See Accompanying Notes to Financial Statements

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
55,000		Republic Services, Inc., 2.375%, 03/15/2033	$45,009	0.0
143,000		Textron, Inc., 3.900%, 09/17/2029	134,723	0.1
40,000		Union Pacific Corp., 2.800%, 02/14/2032	35,648	0.0
143,000		Union Pacific Corp., 3.200%, 05/20/2041	116,912	0.0
202,000		Union Pacific Corp., 3.250%, 02/05/2050	158,853	0.1
			4,047,887	1.5

		Technology: 2.4%
121,000		Analog Devices, Inc., 3.500%, 12/05/2026	119,331	0.0
186,000		Autodesk, Inc., 2.400%, 12/15/2031	152,011	0.1
528,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	489,228	0.2
221,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	212,842	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	288,151	0.1
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	127,986	0.1
5,000		Broadcom, Inc., 4.150%, 11/15/2030	4,586	0.0
25,000	(1)	Broadcom, Inc., 4.150%, 04/15/2032	22,599	0.0
4,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	3,592	0.0
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	18,718	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	28,429	0.0
265,000		Electronic Arts, Inc., 1.850%, 02/15/2031	215,583	0.1
246,000		Equinix, Inc., 3.900%, 04/15/2032	222,776	0.1
143,000		Fidelity National Information Services, Inc., 3.100%, 03/01/2041	104,588	0.0
195,000		Fiserv, Inc., 3.500%, 07/01/2029	178,042	0.1
142,000		Intel Corp., 3.200%, 08/12/2061	104,086	0.0
169,000		International Business Machines Corp., 4.150%, 05/15/2039	152,770	0.1
76,000		KLA Corp., 3.300%, 03/01/2050	60,354	0.0
85,000		KLA Corp., 5.250%, 07/15/2062	87,755	0.0
33,000		Lam Research Corp., 2.875%, 06/15/2050	24,277	0.0
341,000		Leidos, Inc., 2.300%, 02/15/2031	272,002	0.1
122,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	100,421	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
133,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	$123,390	0.0
617,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	589,234	0.2
1,322,000		Oracle Corp., 1.650%, 03/25/2026	1,186,435	0.4
31,000		Oracle Corp., 3.600%, 04/01/2040	23,215	0.0
55,000		Oracle Corp., 3.600%, 04/01/2050	38,308	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	902,060	0.3
80,000		QUALCOMM, Inc., 3.250%, 05/20/2050	65,493	0.0
74,000		Salesforce, Inc., 3.050%, 07/15/2061	54,273	0.0
219,000		ServiceNow, Inc., 1.400%, 09/01/2030	171,586	0.1
200,000		TSMC Arizona Corp., 4.250%, 04/22/2032	197,473	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	176,271	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	89,886	0.0
194,000		Western Digital Corp., 2.850%, 02/01/2029	158,261	0.1
			6,766,012	2.4

		Utilities: 2.0%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	31,540	0.0
467,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	328,362	0.1
308,000		Alabama Power Co., 3.125%, 07/15/2051	231,191	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	23,556	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	79,722	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	48,023	0.0
25,000		Baltimore Gas and Electric Co., 4.550%, 06/01/2052	24,276	0.0
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	28,516	0.0
87,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	74,762	0.0
79,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	64,243	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	54,991	0.0
39,000		Commonwealth Edison Co., 3.850%, 03/15/2052	34,452	0.0
199,000		Consumers Energy Co., 2.650%, 08/15/2052	140,018	0.1
90,000		DTE Electric Co., 3.650%, 03/01/2052	77,905	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	37,780	0.0

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	$57,943	0.0
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	28,335	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	113,774	0.1
68,000		Duke Energy Florida LLC, 3.000%, 12/15/2051	50,903	0.0
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	256,272	0.1
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	193,625	0.1
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	154,839	0.1
103,000	(1)	Exelon Corp., 2.750%, 03/15/2027	96,371	0.0
35,000	(1)	Exelon Corp., 4.100%, 03/15/2052	30,261	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	30,064	0.0
2,089,000		Florida Power & Light Co., 1.434%, (SOFRRATE + 0.250%), 05/10/2023	2,072,336	0.8
118,000		Florida Power & Light Co., 2.875%, 12/04/2051	88,003	0.0
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	27,537	0.0
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	173,744	0.1
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	37,438	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	190,987	0.1
150,000		Ohio Power Co., 2.900%, 10/01/2051	107,569	0.1
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	36,459	0.0
75,000	(1)	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	75,219	0.0
8,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	6,127	0.0
43,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	34,775	0.0
78,000		Pacific Gas and Electric Co., 4.950%, 07/01/2050	62,386	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	175,125	0.1
200,000		Southern California Edison Co., 1.200%, 02/01/2026	179,169	0.1
31,000		Southwestern Public Service Co., 3.150%, 05/01/2050	23,732	0.0
27,000		Tampa Electric Co., 4.300%, 06/15/2048	24,644	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	100,424	0.0
			5,707,398	2.0
		Total Corporate Bonds/Notes (Cost $89,100,214)	78,478,726	28.1
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
937,973	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	$833,880	0.3
1,085,988	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	964,790	0.4
		Total Collateralized Mortgage Obligations (Cost $1,926,863)	1,798,670	0.7

U.S. TREASURY OBLIGATIONS: 47.9%
		Treasury Inflation Indexed Protected Securities: 47.9%
1,381,645		0.125%,10/15/2025	1,381,019	0.5
682,416		0.125%,10/15/2026	676,486	0.2
12,143,023		0.125%,04/15/2027	11,961,361	4.3
4,803,818		0.125%,01/15/2030	4,588,637	1.6
5,779,001		0.125%,07/15/2030	5,515,517	2.0
8,773,819		0.125%,01/15/2031	8,352,251	3.0
4,244,606		0.125%,07/15/2031	4,039,366	1.4
4,573,336		0.125%,01/15/2032	4,345,114	1.6
1,587,958		0.125%,02/15/2051	1,225,774	0.4
1,853,830		0.125%,02/15/2052	1,442,521	0.5
7,798,656		0.250%,07/15/2029	7,567,066	2.7
3,502,880		0.250%,02/15/2050	2,771,447	1.0
1,371,521		0.375%,07/15/2025	1,385,673	0.5
1,961,921		0.375%,07/15/2027	1,955,768	0.7
9,496,463	(7)	0.500%,01/15/2028	9,436,691	3.4
54,753		0.625%,01/15/2026	55,385	0.0
3,470,645		0.625%,02/15/2043	3,072,120	1.1
9,087,308		0.750%,07/15/2028	9,157,668	3.3
4,752,847		0.750%,02/15/2042	4,350,043	1.6
5,322,253	(7)	0.750%,02/15/2045	4,774,704	1.7
7,770,797		0.875%,01/15/2029	7,848,225	2.8
3,389,406		0.875%,02/15/2047	3,138,117	1.1
2,849,074		1.000%,02/15/2046	2,705,035	1.0
2,473,764		1.000%,02/15/2048	2,366,211	0.8
2,320,818		1.000%,02/15/2049	2,238,126	0.8
5,129,468	(7)	1.375%,02/15/2044	5,255,714	1.9
3,096,765		1.750%,01/15/2028	3,288,828	1.2
2,101,771		2.125%,02/15/2040	2,456,921	0.9
2,706,390		2.125%,02/15/2041	3,148,997	1.1
4,067,152		2.375%,01/15/2027	4,418,745	1.6
2,383,429		2.500%,01/15/2029	2,651,035	1.0
2,068,551		3.375%,04/15/2032	2,586,152	0.9
1,095,731		3.625%,04/15/2028	1,280,459	0.5
1,904,607		3.875%,04/15/2029	2,300,893	0.8
		Total U.S. Treasury Obligations (Cost $143,662,226)	133,738,069	47.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.4%
		Federal Home Loan Mortgage Corporation: 1.0%(3)
293,545		2.000%,03/01/2051	256,005	0.1
244,916		2.000%,04/01/2051	214,445	0.1
41,473		2.000%,10/01/2051	36,109	0.0
303,980		2.000%,12/01/2051	264,454	0.1
23,110		2.500%,07/01/2050	20,951	0.0
129,487		2.500%,02/01/2051	118,039	0.1
105,146		2.500%,05/01/2051	96,227	0.0
100,040		2.500%,11/01/2051	90,874	0.0
304,655		2.500%,01/01/2052	275,560	0.1
287,001		3.000%,09/01/2050	272,425	0.1
62,791		3.000%,07/01/2051	59,373	0.0
78,487		3.000%,10/01/2051	73,655	0.0

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
46,073		3.000%,02/01/2052	$43,458	0.0
1,050,852		3.000%,03/01/2052	988,507	0.4
			2,810,082	1.0

		Federal National Mortgage Association: 3.0%(3)
470,000	(4)	1.500%,07/15/2037	427,516	0.2
470,100	(4)	1.500%,07/15/2052	390,330	0.1
1,121,000	(4)	2.000%,07/15/2037	1,046,646	0.4
147,338		2.000%,09/01/2050	128,524	0.0
265,290		2.000%,10/01/2050	231,965	0.1
322,939		2.000%,02/01/2051	281,738	0.1
153,137		2.000%,04/01/2051	133,989	0.1
451,341		2.000%,08/01/2051	393,698	0.1
560,587		2.000%,08/01/2051	489,004	0.2
55,556		2.000%,11/01/2051	48,643	0.0
146,139		2.000%,11/01/2051	127,797	0.0
168,078		2.000%,11/01/2051	146,725	0.1
263,885		2.000%,11/01/2051	230,231	0.1
300,232		2.000%,11/01/2051	262,268	0.1
1,681,706		2.000%,02/01/2052	1,461,903	0.5
187,689		2.000%,03/01/2052	163,748	0.1
496,271		2.000%,03/01/2052	432,816	0.2
271,175		2.000%,03/01/2052	236,501	0.1
76,750		2.500%,07/01/2050	70,040	0.0
148,654		2.500%,07/01/2050	135,084	0.1
148,364		2.500%,07/01/2050	134,822	0.1
146,844		2.500%,07/01/2050	133,441	0.0
149,581		2.500%,08/01/2050	135,925	0.1
37,380		2.500%,08/01/2050	34,060	0.0
123,599		2.500%,08/01/2050	112,315	0.0
85,506		2.500%,11/01/2050	78,031	0.0
23,017		2.500%,01/01/2051	20,908	0.0
76,063		2.500%,02/01/2051	68,898	0.0
11,367		2.500%,03/01/2051	10,309	0.0
7,282		2.500%,04/01/2051	6,604	0.0
13,085		2.500%,04/01/2051	11,867	0.0
6,475		2.500%,05/01/2051	5,872	0.0
119,680		2.500%,05/01/2051	108,531	0.0
3,418		2.500%,05/01/2051	3,102	0.0
10,725		2.500%,07/01/2051	9,724	0.0
39,725		2.500%,10/01/2051	36,074	0.0
3,762		2.500%,10/01/2051	3,410	0.0
30,242		2.500%,12/01/2051	27,438	0.0
142,880		3.000%,11/01/2051	133,906	0.1
63,767		3.000%,12/01/2051	59,814	0.0
41,726		3.000%,04/01/2052	39,202	0.0
65,656		3.000%,05/01/2052	61,471	0.0
334,000	(4)	5.000%,08/15/2052	340,060	0.1
			8,414,950	3.0

		Government National Mortgage Association: 2.1%
563,853		2.000%,11/20/2050	503,565	0.2
218,477		2.000%,01/20/2051	195,058	0.1
160,797		2.000%,02/20/2051	143,422	0.1
713,600	(4)	2.000%,07/15/2052	633,933	0.2
40,339		2.500%,04/20/2051	37,076	0.0
1,666,500	(4)	2.500%,07/15/2052	1,525,629	0.5
398,000		3.000%,06/20/2051	376,658	0.1
472,104		3.000%,08/20/2051	446,395	0.2
129,755		3.000%,12/20/2051	122,573	0.0
269,500	(4)	3.000%,07/15/2052	254,151	0.1
616,024		3.500%,05/20/2047	607,287	0.2
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
49,000	(4)	3.500%,07/15/2052	$47,622	0.0
265,000	(4)	3.500%,08/15/2052	257,195	0.1
259,656		4.000%,09/20/2048	260,851	0.1
155,000	(4)	4.000%,07/15/2052	154,367	0.1
199,378		4.500%,08/20/2048	203,016	0.1
67,000	(4)	5.000%,07/15/2052	68,675	0.0
			5,837,473	2.1

		Uniform Mortgage-Backed Securities: 7.3%
581,464		1.500%,11/01/2041	498,600	0.2
344,527		1.500%,12/01/2041	295,343	0.1
571,441		2.000%,02/01/2042	511,046	0.2
102,453		2.000%,04/01/2051	89,451	0.0
309,608		2.000%,12/01/2051	269,579	0.1
486,226		2.000%,01/01/2052	425,970	0.2
682,208		2.500%,10/01/2036	653,268	0.2
104,000	(4)	2.500%,07/15/2037	99,342	0.0
1,187,154		2.500%,11/01/2051	1,078,030	0.4
2,388,586		2.500%,01/01/2052	2,165,832	0.8
75,200	(4)	2.500%,07/15/2052	67,651	0.0
430,830		3.000%,01/01/2036	423,211	0.1
49,000	(4)	3.000%,07/15/2037	47,881	0.0
1,068,994		3.000%,09/01/2051	1,001,339	0.4
29,949		3.000%,01/01/2052	27,974	0.0
8,202		3.000%,01/01/2052	7,661	0.0
31,000	(4)	3.000%,07/15/2052	28,881	0.0
159,698		3.500%,05/01/2036	159,397	0.1
5,000	(4)	3.500%,07/15/2037	4,969	0.0
614,913		3.500%,01/01/2051	598,934	0.2
1,231,992		3.500%,09/01/2051	1,198,666	0.4
9,211,000	(4)	3.500%,07/15/2052	8,860,550	3.2
776,554		4.000%,04/01/2050	773,900	0.3
53,000	(4)	4.000%,07/15/2052	52,278	0.0
511,000	(4)	4.000%,08/15/2052	503,185	0.2
564,984		4.500%,03/01/2048	576,647	0.2
			20,419,585	7.3
		Total U.S. Government Agency Obligations (Cost $38,526,097)	37,482,090	13.4

CERTIFICATES OF DEPOSIT: 2.1%
2,600,000		MUFG Bank Ltd., 0.300%, 10/25/2022	2,582,716	0.9
3,300,000		Toronto-Dominion Bank, 0.340%, 10/28/2022	3,277,460	1.2

		Total Certificates of Deposit (Cost $5,900,000)	5,860,176	2.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.2%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	334,127	0.1
280,000	(2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	285,005	0.1
300,000		Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	282,074	0.1
280,000		Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	248,009	0.1
240,000	(2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	245,749	0.1

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000		Benchmark 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	$987,170	0.4
350,000		Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	319,716	0.1
933,462	(1)	BX Commercial Mortgage Trust 2021-XL2 A, 2.013%, (US0001M + 0.689%), 10/15/2038	890,588	0.3
800,000	(1)	BX Trust 2021-ARIA A, 2.223%, (US0001M + 0.899%), 10/15/2036	753,566	0.3
410,000		CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	399,648	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	480,812	0.2
800,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 2.304%, (US0001M + 0.980%), 05/15/2036	787,566	0.3
730,000	(1)	Credit Suisse Mortgage Capital Certificates 2021-BHAR A, 2.475%, (US0001M + 1.150%), 11/15/2038	720,977	0.3
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	201,578	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 2.026%, (US0001M + 0.701%), 11/15/2038	526,102	0.2
387,614	(1)	Extended Stay America Trust 2021-ESH A, 2.405%, (US0001M + 1.080%), 07/15/2038	378,492	0.1
980,000	(2)	Fannie Mae Multifamily REMIC Trust 2022-M10 A2, 2.003%, 01/25/2032	855,217	0.3
1,760,000		Freddie Mac Multifamily WI Certificates Series WI-K146 A2, 2.920%, 07/25/2032	1,652,452	0.6
498,000		GS Mortgage Securities Trust 2015-GC32 A4, 3.764%, 07/10/2048	491,591	0.2
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	958,102	0.3
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	968,625	0.4
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 2.084%, (US0001M + 0.760%), 06/15/2038	571,041	0.2
380,000	(1)	Med Trust 2021-MDLN A, 2.275%, (US0001M + 0.950%), 11/15/2038	364,041	0.1
Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000	(1)	MF1 2021-W10 A, 2.349%, (TSFR1M + 1.070%), 12/15/2034	$96,176	0.0
1,100,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,096,140	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 2.676%, (TSFR1M + 1.397%), 03/15/2039	211,558	0.1
800,000	(1)	SREIT Trust 2021-PALM A, 1.914%, (US0001M + 0.590%), 10/15/2034	757,706	0.3
250,000	(1)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 3.465%, (TSFR1M + 2.186%), 05/15/2037	239,080	0.1
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	403,967	0.1
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	673,880	0.2
		Total Commercial Mortgage-Backed Securities (Cost $18,004,455)	17,180,755	6.2

ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 0.2%
430,000	(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	405,509	0.2

		Other Asset-Backed Securities: 0.0%
118,806	(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	109,435	0.0

		Student Loan Asset-Backed Securities: 1.7%
163,721	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	147,227	0.0
908,677	(1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	815,804	0.3
181,230	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	175,451	0.1
747,119	(1)	Nelnet Student Loan Trust 2021-BA AFL, 2.375%, (US0001M + 0.780%), 04/20/2062	731,211	0.3
916,881	(1)	Nelnet Student Loan Trust 2021-CA AFL, 2.335%, (US0001M + 0.740%), 04/20/2062	895,406	0.3
662,120		SLM Private Credit Student Loan Trust 2005-A A4, 2.139%, (US0003M + 0.310%), 12/15/2038	639,805	0.2

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
523,921	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	$486,494	0.2
710,347	(1)	SMB Private Education Loan Trust 2021-E A1A, 1.680%, 02/15/2051	662,263	0.2
319,333	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	314,759	0.1
			4,868,420	1.7
		Total Asset-Backed Securities (Cost $5,669,069)	5,383,364	1.9

SOVEREIGN BONDS: 0.9%
200,000		Chile Government International Bond, 3.860%, 06/21/2047	167,551	0.1
200,000	(1)	Indonesia Government International Bond, 6.750%, 01/15/2044	231,228	0.1
200,000	(1)	Kazakhstan Government International Bond, 4.875%, 10/14/2044	167,116	0.1
300,000		Mexico Government International Bond, 4.600%, 02/10/2048	238,433	0.1
440,000		Mexico Government International Bond, 5.000%, 04/27/2051	366,782	0.1
NZD 458,000		New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	349,874	0.1
440,000		Panama Government International Bond, 2.252%, 09/29/2032	344,149	0.1
200,000		Panama Government International Bond, 4.500%, 04/01/2056	159,222	0.0
103,000		Peruvian Government International Bond, 2.783%, 01/23/2031	87,823	0.0
53,000		Peruvian Government International Bond, 3.300%, 03/11/2041	40,283	0.0
200,000		Philippine Government International Bond, 3.700%, 02/02/2042	165,645	0.1
200,000	(1)	Qatar Government International Bond, 5.103%, 04/23/2048	209,953	0.1
45,049		Uruguay Government International Bond, 5.100%, 06/18/2050	45,425	0.0
		Total Sovereign Bonds (Cost $3,022,452)	2,573,484	0.9
			Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.0%
		Total Purchased Options (Cost $72,683)	$26,277	0.0
		Total Long-Term Investments (Cost $305,884,059)	282,521,611	101.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Commercial Paper: 3.7%
3,300,000		ANZ Bank, 1.680%, 07/28/2022	3,295,757	1.2
3,600,000		Commonwealth Bank of Australia, 2.410%, 10/21/2022	3,573,310	1.2
3,600,000		Nordea Bank ABP, 2.310%, 10/21/2022	3,574,428	1.3

		Total Commercial Paper (Cost $10,492,591)	10,443,495	3.7

Shares			Value	Percentage of Net Assets

		Mutual Funds: 0.4%
1,005,656	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $1,005,656)	1,005,656	0.4
		Total Short-Term Investments (Cost $11,498,247)	11,449,151	4.1
		Total Investments in Securities (Cost $317,382,306)	$293,970,762	105.3
		Liabilities in Excess of Other Assets	(14,763,328)	(5.3)
		Net Assets	$279,207,434	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents or includes a TBA transaction.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of June 30, 2022.
(7)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Currency Abbreviations:
NZD	New Zealand Dollar

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
1-month CME Term Secured Overnight Financing
TSFR1M	Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Investment Type Allocation
as of June 30, 2022
(as a percentage of net assets)

U.S. Treasury Obligations	47.9%
Corporate Bonds/Notes	28.1%
U.S. Government Agency Obligations	13.4%
Commercial Mortgage-Backed Securities	6.2%
Certificates of Deposit	2.1%
Asset-Backed Securities	1.9%
Sovereign Bonds	0.9%
Collateralized Mortgage Obligations	0.7%
Purchased Options	0.0	%ˆ
Liabilities in Excess of Other Assets ,*	(1.2)%
Net Assets	100.0%

ˆ	Amount is less than 0.005%.
*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Purchased Options	$23,225	$3,052	$—	$26,277
Corporate Bonds/Notes	—	78,478,726	—	78,478,726
Collateralized Mortgage Obligations	—	1,798,670	—	1,798,670
U.S. Government Agency Obligations	—	37,482,090	—	37,482,090
Commercial Mortgage-Backed Securities	—	17,180,755	—	17,180,755
Sovereign Bonds	—	2,573,484	—	2,573,484
Asset-Backed Securities	—	5,383,364	—	5,383,364
Certificates of Deposit	—	5,860,176	—	5,860,176
U.S. Treasury Obligations	—	133,738,069	—	133,738,069
Short-Term Investments	1,005,656	10,443,495	—	11,449,151
Total Investments, at fair value	$1,028,881	$292,941,881	$—	$293,970,762
Other Financial Instruments+
Centrally Cleared Swaps	—	2,920,416	—	2,920,416
Forward Foreign Currency Contracts	—	136,826	—	136,826
Futures	780,429	—	—	780,429
OTC Swaps	—	1,325,687	—	1,325,687
Total Assets	$1,809,310	$297,324,810	$—	$299,134,120
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,001,902)	$—	$(1,001,902)
Forward Foreign Currency Contracts	—	(58,666)	—	(58,666)
Futures	(201,911)	—	—	(201,911)
Sales Commitments	—	(1,170,936)	—	(1,170,936)
Written Options	(8,206)	(677,505)	—	(685,711)
Total Liabilities	$(210,117)	$(2,909,009)	$—	$(3,119,126)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 1,717,000	USD 1,081,676	ANZ Bank	07/05/22	$(9,330)
USD 2,741,342	EUR 2,559,000	Bank of America N.A.	07/05/22	59,444
EUR 1,000	USD 1,049	Bank of Montreal	07/05/22	(1)
GBP 354,913	USD 443,529	Barclays Bank PLC	07/05/22	(11,485)
GBP 51,000	USD 62,557	BNP Paribas	07/05/22	(474)
NZD 581,000	USD 362,046	BNP Paribas	07/05/22	815
USD 361,939	NZD 581,000	BNP Paribas	08/03/22	(837)
EUR 13,819	USD 14,475	Citibank N.A.	08/03/22	36
USD 65,964	JPY 8,946,318	Citibank N.A.	08/03/22	(94)
NOK 3,617,669	EUR 348,000	Citibank N.A.	09/21/22	1,143
EUR 1,261,000	USD 1,322,605	HSBC Bank PLC	07/05/22	(1,044)
USD 124,611	EUR 115,882	JPMorgan Chase Bank N.A.	07/05/22	3,164
USD 468,192	GBP 372,989	JPMorgan Chase Bank N.A.	07/05/22	14,144
EUR 1,352,000	USD 1,450,498	JPMorgan Chase Bank N.A.	07/05/22	(33,568)
EUR 90,884	USD 97,082	Societe Generale	07/05/22	(1,833)
USD 42,193	GBP 33,473	Standard Chartered Bank	07/05/22	1,445
USD 47,065	EUR 43,861	Standard Chartered Bank	07/05/22	1,098
USD 1,493,866	NZD 2,303,000	UBS AG	07/05/22	55,537
				$78,160

At June 30, 2022, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-month SOFRRATE	23	12/19/23	$5,578,363	$17,251
U.S. Treasury 2-Year Note	272	09/30/22	57,124,250	408,733
U.S. Treasury 5-Year Note	75	09/30/22	8,418,750	70,847
			$71,121,363	$496,831
Short Contracts:
Euro-Bund	(24)	09/08/22	(3,741,952)	(30,546)
U.S. Treasury 10-Year Note	(117)	09/21/22	(13,868,156)	96,465
U.S. Treasury Long Bond	(89)	09/21/22	(12,337,625)	187,133
U.S. Treasury Ultra 10-Year Note	(46)	09/21/22	(5,859,250)	(118,244)
U.S. Treasury Ultra Long Bond	(42)	09/21/22	(6,482,438)	(53,121)
			$(42,289,421)	$81,687

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.644%	Annual	02/15/31	EUR	830,000	$(99,015)	$(99,015)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.690	Annual	02/15/31	EUR	410,000	(47,344)	(47,302)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.868	Annual	08/15/31	EUR	2,735,000	(68,801)	(68,801)
								$(215,160)	$(215,118)

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339%	At Termination Date	02/17/24	USD	5,300,000	$501,661	$501,661
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	315,956	315,956
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.223	At Termination Date	04/08/24	USD	12,400,000	23,880	23,880
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	368,870	368,870
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	154,750	154,750
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	4,500,000	370,258	370,258
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	258,212	258,212
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.794	At Termination Date	04/08/25	USD	5,300,000	(13,917)	(13,917)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(49,052)	(49,052)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	165,343	165,296
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	166,016	166,016
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	18,000,000	(100,964)	(100,964)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	(64,060)	(64,060)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.687	At Termination Date	08/31/26	USD	5,050,000	276,137	276,137
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.136	At Termination Date	11/10/26	USD	1,700,000	46,318	46,318
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.045	At Termination Date	12/02/26	USD	2,165,000	66,117	66,117
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	74,323	74,323
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	83,277	83,277
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	5,593	5,593
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	(1,115)	(1,115)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(70,855)	(70,855)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.262	At Termination Date	05/12/27	USD	1,955,000	(22,345)	(22,345)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.118	At Termination Date	06/28/27	USD	2,868,000	(35,004)	(35,004)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	5,450,000	(104,488)	(104,488)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.855	At Termination Date	06/24/30	USD	1,525,000	(22,464)	(22,464)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	43,752	43,752
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.843	At Termination Date	06/24/31	USD	4,850,000	(80,527)	(80,527)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.134	At Termination Date	03/15/32	USD	1,470,000	(44,626)	(44,626)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.090	At Termination Date	04/01/32	USD	3,130,000	(88,871)	(88,871)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.631	At Termination Date	06/29/52	USD	1,365,000	(88,496)	(88,496)
								$2,133,679	$2,133,632
See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.167%	At Termination Date	07/15/23	USD	5,500,000	$178,653	$—	$178,653
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	738,820	—	738,820
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562	At Termination Date	01/15/25	USD	14,500,000	341,416	—	341,416
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.410	At Termination Date	01/15/26	USD	3,600,000	66,798	—	66,798
									$1,325,687	$—	$1,325,687

At June 30, 2022, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Cost	Fair Value
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.50	USD	76	USD	18,432,850	$22,840	$3,800
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.63	USD	127	USD	30,802,262	30,203	11,112
U.S. Treasury 10-Year Note	Put	08/26/22	115.00	USD	19	USD	2,252,094	16,654	8,313
								$69,697	$23,225

At June 30, 2022, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Premiums Received	Fair Value
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.00	USD	76	USD	18,432,850	$3,761	$(475)
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.13	USD	127	USD	30,802,263	4,760	(794)
U.S. Treasury 10-Year Note	Put	08/26/22	113.00	USD	37	USD	4,385,656	15,553	(6,937)
								$24,074	$(8,206)

At June 30, 2022, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call NOK vs. Put EUR	JPMorgan Chase Bank N.A.	08/29/22	9.832	EUR	969,000	$1,467	$1,735
Call NOK vs. Put EUR	JPMorgan Chase Bank N.A.	09/08/22	9.650	EUR	721,000	526	658
Call NOK vs. Put EUR	Citibank N.A.	09/30/22	9.390	EUR	1,451,000	993	659
						$2,986	$3,052

At June 30, 2022, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call NOK vs. Put EUR	JPMorgan Chase Bank N.A.	09/08/22	9.200	EUR	721,000	$22	$(63)
						$22	$(63)

See Accompanying Notes to Financial Statements

34

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.175%	1-day Secured Overnight Financing Rate	06/13/23	USD	6,483,000	$256,727	$(358,364)
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Pay	3.185%	1-day Secured Overnight Financing Rate	06/15/23	USD	2,190,203	83,885	(122,531)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.175%	1-day Secured Overnight Financing Rate	06/13/23	USD	6,483,000	256,727	(147,253)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	3.185%	1-day Secured Overnight Financing Rate	06/15/23	USD	2,190,203	83,884	(49,294)
								$681,223	$(677,442)

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at June 30, 2022:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(27,000)	Fannie Mae, 5.000%, due 07/15/52	7/14/2022	$(27,565)
(119,000)	UMBS TBA, 2.000%, due 07/15/52	7/14/2022	(103,307)
(534,290)	Uniform Mortgage-Backed Securities, 2.000%, due 08/15/52	8/11/2022	(463,330)
(505,800)	Uniform Mortgage-Backed Securities, 2.500%, due 08/15/52	8/11/2022	(454,494)
(103,300)	Uniform Mortgage-Backed Securities, 3.000%, due 08/15/52	8/11/2022	(96,133)
(26,000)	Uniform Mortgage-Backed Securities, 4.500%, due 07/15/52	7/14/2022	(26,107)
	Total Sales Commitments Proceeds receivable $(1,156,820)		$(1,170,936)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
EUR — EU Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$3,052
Interest rate contracts	Investments in securities at value*	23,225
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	136,826
Interest rate contracts	Variation margin receivable on futures contracts**	780,429
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	2,920,416
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,325,687
Total Asset Derivatives		$5,189,635
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$58,666
Interest rate contracts	Variation margin payable on futures contracts**	201,911
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,001,902
Foreign exchange contracts	Written options, at fair value	63
Interest rate contracts	Written options, at fair value	685,648
Total Liability Derivatives		$1,948,190

*	Includes purchased options.

See Accompanying Notes to Financial Statements

35

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$386,974	$—	$—	$—	$386,974
Interest rate contracts	483,347	—	4,720,346	7,637,071	(940,076)	11,900,688
Total	$483,347	$386,974	$4,720,346	$7,637,071	$(940,076)	$12,287,662

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$66	$6,630	$—	$—	$(41)	$6,655
Interest rate contracts	13,964	—	820,741	(4,349,119)	(24,820)	(3,539,234)
Total	$14,030	$6,630	$820,741	$(4,349,119)	$(24,861)	$(3,532,579)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	ANZ Bank	Bank of America N.A.	Bank of Montreal	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Societe Genrale	Standard Chartered Bank	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$659	$—	$—	$2,393	$—	$—	$—	$3,052
Forward foreign currency contracts	—	59,444	—	—	815	1,179	—	—	17,308	—	2,543	55,537	136,826
OTC Interest rate swaps		—	—	—	—	1,325,687	—		—		—	—	1,325,687
Total Assets	$—	$59,444	$—	$—	$815	$1,327,525	$—	$—	$19,701	$—	$2,543	$55,537	$1,465,565
Liabilities:
Forward foreign currency contracts	$9,330	$—	$1	$11,485	$1,311	$94	$—	$1,044	$33,568	$1,833	$—	$—	58,666
Written options	—	—	—	505,617	—	—	171,825	—	63	—	—	—	677,505
Total Liabilities	$9,330	$—	$1	$517,102	$1,311	$94	$171,825	$1,044	$33,631	$1,833	$—	$—	$736,171
Net OTC derivative instruments by counterparty, at fair value	$(9,330)	$59,444	$(1)	$(517,102)	$(496)	$1,327,431	$(171,825)	$(1,044)	$(13,930)	$(1,833)	$2,543	$55,537	$729,394
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$(1,327,431)	$—	$—	$—	$—	$—	$—	$(1,327,431)
Net Exposure (1) (2)	$(9,330)	$59,444	$(1)	$(517,102)	$(496)	$—	$(171,825)	$(1,044)	$(13,930)	$(1,833)	$2,543	$55,537	$(598,037)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2022, the Portfolio had received $1,470,000 in cash collateral from Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $316,734,167.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,646,553
Gross Unrealized Depreciation	(25,152,715)
Net Unrealized Depreciation	$(19,506,162)

See Accompanying Notes to Financial Statements

36

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 6.8%
		Financial: 6.8%
5,230,000		Bank of Nova Scotia/The, 2.030%, (SOFRRATE + 0.550%), 09/15/2023	$5,203,346	1.9
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	1,762,244	0.6
4,100,000		Capital One Financial Corp., 2.112%, (SOFRRATE + 0.690%), 12/06/2024	3,991,497	1.4
5,005,000	(1)	Commonwealth Bank of Australia, 1.161%, (SOFRRATE + 0.400%), 07/07/2025	4,912,380	1.7
2,465,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,066,482	0.7
1,350,000	(1)	National Australia Bank Ltd., 1.181%, (SOFRRATE + 0.380%), 01/12/2025	1,328,784	0.5
		Total Corporate Bonds/Notes (Cost $20,401,459)	19,264,733	6.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
375,433	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	369,249	0.1
59,375	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	59,240	0.0
467,871	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	459,368	0.2
		Total Collateralized Mortgage Obligations (Cost $889,031)	887,857	0.3

U.S. TREASURY OBLIGATIONS: 53.3%
		U.S. Treasury Bonds: 51.3%
93,680,000		1.875%,02/15/2032	84,882,863	30.0
28,770,000		1.875%,11/15/2051	21,595,481	7.7
6,460,000		2.000%,08/15/2051	4,995,649	1.8
40,555,000		2.250%,02/15/2052	33,388,171	11.8
			144,862,164	51.3

		U.S. Treasury Floating Rate Notes: 2.0%
5,820,000		1.683%, (USBMMY3M + (0.075)%),04/30/2024	5,816,030	2.0
		Total U.S. Treasury Obligations (Cost $156,515,994)	150,678,194	53.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.4%
		Federal Home Loan Bank: 9.3%
26,690,000		0.125%,03/17/2023	26,214,498	9.3

		Federal Home Loan Mortgage Corporation: 12.5%(3)
36,200,000		0.375%,05/05/2023	35,433,077	12.5
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 9.6%(3)
27,523,211		4.000%,06/01/2052	$27,190,020	9.6
		Total U.S. Government Agency Obligations (Cost $90,299,582)	88,837,595	31.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.9%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.772%, 07/15/2053	2,638,265	0.9
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.752%, 10/25/2045	9,363,387	3.3
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.875%, 06/15/2051	1,797,696	0.7
		Total Commercial Mortgage-Backed Securities (Cost $15,098,475)	13,799,348	4.9

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	684,437	0.3
		Total Asset-Backed Securities (Cost $696,330)	684,437	0.3
		Total Long-Term Investments (Cost $283,900,871)	274,152,164	97.0

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
5,891,436	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $5,891,436)	5,891,436	2.1
		Total Short-Term Investments (Cost $5,891,436)	5,891,436	2.1
		Total Investments in Securities (Cost $289,792,307)	$280,043,600	99.1
		Assets in Excess of Other Liabilities	2,515,656	0.9
		Net Assets	$282,559,256	100.0

See Accompanying Notes to Financial Statements

37

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:

SOFRRATE                1-day Secured Overnight Financing Rate

USBMMY3M                U.S. Treasury 3-month Bill Money Market Yield

Investment Type Allocation
as of June 30, 2022
(as a percentage of net assets)

U.S. Treasury Obligations	53.3%
U.S. Government Agency Obligations	31.4%
Corporate Bonds/Notes	6.8%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	0.3%
Asset-Backed Securities	0.3%
Assets in Excess of Other Liabilities ,*	3.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$19,264,733	$—	$19,264,733
Collateralized Mortgage Obligations	—	887,857	—	887,857
Commercial Mortgage-Backed Securities	—	13,799,348	—	13,799,348
U.S. Government Agency Obligations	—	88,837,595	—	88,837,595
Asset-Backed Securities	—	684,437	—	684,437
U.S. Treasury Obligations	—	150,678,194	—	150,678,194
Short-Term Investments	5,891,436	—	—	5,891,436
Total Investments, at fair value	$5,891,436	$274,152,164	$—	$280,043,600
Liabilities Table
Other Financial Instruments+
Futures	$(490,671)	$—	$—	$(490,671)
Total Liabilities	$(490,671)	$—	$—	$(490,671)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for VY® BrandywineGLOBAL-Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	134	09/21/22	$20,682,063	$(490,671)
			$20,682,063	$(490,671)

See Accompanying Notes to Financial Statements

38

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$490,671
Total Liability Derivatives		$490,671

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the

Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,132,979)
Total	$(5,132,979)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(415,374)
Total	$(415,374)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $289,717,010.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$418,323
Gross Unrealized Depreciation	(10,582,404)
Net Unrealized Depreciation	$(10,164,081)

See Accompanying Notes to Financial Statements

39

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT3AIS (0622-082222)

Semi-Annual Report

June 30, 2022

Classes ADV, I and S

Voya Investors Trust

■  Voya Global Perspectives® Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings, as filed on Form NPORT-P is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Class ADV	$1,000.00	$820.40	0.51%	$2.30	$1,000.00	$1,022.27	0.51%	$2.56
Class I	1,000.00	821.20	0.21	0.95	1,000.00	1,023.75	0.21	1.05
Class S	1,000.00	820.40	0.46	2.08	1,000.00	1,022.51	0.46	2.31

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds at fair value*	$75,188,563
Cash	16,082
Receivables:
Fund shares sold	56,039
Prepaid expenses	1,052
Reimbursement due from Investment Adviser	4,355
Other assets	9,223
Total assets	75,275,314
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	55,987
Payable for fund shares redeemed	66
Payable for investment management fees	12,665
Payable for distribution and shareholder service fees	17,123
Payable to trustees under the deferred compensation plan (Note 6)	9,223
Payable for trustee fees	215
Other accrued expenses and liabilities	23,858
Total liabilities	119,137
NET ASSETS	$75,156,177
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$74,355,688
Total distributable earnings	800,489
NET ASSETS	$75,156,177

* Cost of investments in affiliated underlying funds	$89,049,010
Class ADV
Net assets	$67,662,170
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,825,982
Net asset value and redemption price per share	$9.91
Class I
Net assets	$7,424,478
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	741,348
Net asset value and redemption price per share	$10.01
Class S
Net assets	$69,529
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,014
Net asset value and redemption price per share	$9.91

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$890,646
Interest	15
Total investment income	890,661
EXPENSES:
Investment management fees	85,095
Distribution and shareholder service fees:
Class ADV	230,954
Class S	95
Transfer agent fees:
Class ADV	5,624
Class I	592
Class S	6
Shareholder reporting expense	3,812
Professional fees	10,498
Custody and accounting expense	7,025
Trustee fees	1,074
Miscellaneous expense	5,228
Total expenses	350,003
Waived and reimbursed fees	(143,729)
Net expenses	206,274
Net investment income	684,387
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,686,990
Capital gain distributions from affiliated underlying funds	4,227,184
Net realized gain	5,914,174
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(23,583,483)
Net change in unrealized appreciation (depreciation)	(23,583,483)
Net realized and unrealized loss	(17,669,309)
Decrease in net assets resulting from operations	$(16,984,922)

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$684,387	$1,328,943
Net realized gain	5,914,174	7,579,905
Net change in unrealized appreciation (depreciation)	(23,583,483)	(3,097,654)
Increase (decrease) in net assets resulting from operations	(16,984,922)	5,811,194

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,520,893)
Class I	—	(543,110)
Class S	—	(4,814)
Total distributions	—	(6,068,817)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	780,788	3,191,330
Reinvestment of distributions	—	6,068,817
	780,788	9,260,147
Cost of shares redeemed	(6,564,690)	(17,888,931)
Net decrease in net assets resulting from capital share transactions	(5,783,902)	(8,628,784)
Net decrease in net assets	(22,768,824)	(8,886,407)

NET ASSETS:
Beginning of year or period	97,925,001	106,811,408
End of year or period	$75,156,177	$97,925,001

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
06-30-22+	12.08	0.09	•	(2.26)	(2.17)	—	—	—	—	—	9.91	(17.96)	0.88	0.51	0.51	1.58	67,662	9
12-31-21	12.13	0.15	•	0.54	0.69	0.41	0.33	—	0.74	—	12.08	5.74	0.87	0.52	0.52	1.27	88,974	40
12-31-20	11.17	0.34	•	1.34	1.68	0.35	0.37	—	0.72	—	12.13	15.80	0.88	0.51	0.51	3.01	97,298	107
12-31-19	10.21	0.23	•	1.57	1.80	0.37	0.47	—	0.84	—	11.17	17.97	0.87	0.48	0.48	2.07	95,446	13
12-31-18	11.46	0.23	•	(1.06)	(0.83)	0.29	0.13	—	0.42	—	10.21	(7.50)	0.87	0.48	0.48	2.10	94,684	16
12-31-17	10.26	0.23	•	1.25	1.48	0.28	—	—	0.28	—	11.46	14.60	0.86	0.48	0.48	2.11	122,258	13
Class I
06-30-22+	12.19	0.10	•	(2.28)	(2.18)	—	—	—	—	—	10.01	(17.88)	0.28	0.21	0.21	1.90	7,424	9
12-31-21	12.23	0.19	•	0.55	0.74	0.45	0.33	—	0.77	—	12.19	6.09	0.27	0.22	0.22	1.54	8,866	40
12-31-20	11.26	0.38	•	1.35	1.73	0.39	0.37	—	0.76	—	12.23	16.13	0.28	0.21	0.21	3.31	9,437	107
12-31-19	10.29	0.26	•	1.59	1.85	0.41	0.47	—	0.88	—	11.26	18.33	0.27	0.18	0.18	2.33	8,090	13
12-31-18	11.55	0.28	•	(1.08)	(0.80)	0.33	0.13	—	0.46	—	10.29	(7.21)	0.27	0.18	0.18	2.48	8,051	16
12-31-17	10.34	0.25	•	1.28	1.53	0.32	—	—	0.32	—	11.55	14.98	0.26	0.18	0.18	2.29	8,755	13
Class S
06-30-22+	12.08	0.09	•	(2.26)	(2.17)	—	—	—	—	—	9.91	(17.96)	0.53	0.46	0.46	1.65	70	9
12-31-21	12.13	0.16	•	0.54	0.70	0.42	0.33	—	0.75	—	12.08	5.84	0.52	0.47	0.47	1.29	85	40
12-31-20	11.18	0.34	•	1.34	1.68	0.36	0.37	—	0.73	—	12.13	15.79	0.53	0.46	0.46	3.04	77	107
12-31-19	10.22	0.23		1.58	1.81	0.38	0.47	—	0.85	—	11.18	18.08	0.52	0.43	0.43	2.10	65	13
12-31-18	11.48	0.23		(1.06)	(0.83)	0.30	0.13	—	0.43	—	10.22	(7.47)	0.52	0.43	0.43	2.13	55	16
12-31-17	10.28	0.23		1.27	1.50	0.30	—	—	0.30	—	11.48	14.71	0.51	0.43	0.43	2.14	58	13

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e.,

stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an

6

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio. The Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Foreign Currency Translation. The books and records ofthe Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets andliabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, incomeand expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$8,055,703	$13,185,698

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2022, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Retirement Insurance and Annuity Company	7.24%

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by the Portfolio were $6,027.

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)
1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter through May 1, 2023, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2023	2024	2025	Total
$190,208	$116,262	$97,355	$403,825

The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2022.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2022	25,018	—	—	(564,711)	(539,693)	275,504	—	—	(6,225,982)	(5,950,478)
12/31/2021	83,402	—	463,941	(1,203,757)	(656,414)	1,015,615	—	5,520,893	(14,623,690)	(8,087,182)
Class I
6/30/2022	44,978	—	—	(31,175)	13,803	505,284	—	—	(338,506)	166,778
12/31/2021	176,055	—	45,297	(265,439)	(44,087)	2,171,968	—	543,110	(3,264,837)	(549,759)
Class S
6/30/2022	—	—	—	(19)	(19)	—	—	—	(202)	(202)
12/31/2021	314	—	404	(33)	685	3,747	—	4,814	(404)	8,157

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended December 31, 2021		Year Ended December 31, 2020
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$ 5,067,038	$ 1,001,779	$ 3,100,007	$ 3,229,252

The tax-basis components of distributable earnings as of December 31, 2021 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earning/(Loss)
$4,012,644	$4,730,623	$ 9,048,301	$(6,157)	$17,785,411

At December 31, 2021, the Portfolio did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2022, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the

administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Portfolio.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolio has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolio’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 12 — LIQUIDITY (continued)

regarding the Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Portfolio to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolio’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United

States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2022, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Class ADV	$0.3055	$0.2236	$0.6283	July 14, 2022	July 12, 2022
Class I	$0.3471	$0.2236	$0.6283	July 14, 2022	July 12, 2022
Class S	$0.3184	$0.2236	$0.6283	July 14, 2022	July 12, 2022

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financials statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

12

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
		Affiliated Investment Companies: 100.0%
746,623		Voya Emerging Markets Index Portfolio — Class I	$7,637,958	10.2
1,020,895		Voya Global Bond Fund — Class R6	7,748,592	10.3
1,068,733		Voya GNMA Income Fund — Class R6	8,261,304	11.0
927,050		Voya High Yield Portfolio — Class I	7,629,624	10.1
349,951		Voya Index Plus LargeCap Portfolio — Class I	7,208,995	9.6
790,151		Voya International Index Portfolio — Class I	7,395,814	9.8
533,680	(1)	Voya MidCap Opportunities Portfolio — Class R6	6,745,713	9.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
582,457	Voya Small Company Portfolio — Class R6	$7,333,137	9.8
853,120	Voya U.S. Bond Index Portfolio — Class I	8,155,824	10.8
660,897	VY® Clarion Global Real Estate Portfolio — Class I	7,071,602	9.4
	Total Mutual Funds (Cost $89,049,010)	75,188,563	100.0
	Liabilities in Excess of Other Assets	(32,386)	—
	Net Assets	$75,156,177	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Mutual Funds	$75,188,563	$—	$—	$75,188,563
Total Investments, at fair value	$75,188,563	$—	$—	$75,188,563

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$9,358,578	$1,030,094	$(477,677)	$(2,273,037)	$7,637,958	$166,705	$157,520	$279,334
Voya Global Bond Fund — Class R6	9,459,451	590,808	(853,025)	(1,448,642)	7,748,592	—	(47,264)	—
Voya GNMA Income Fund — Class R6	9,477,959	430,454	(966,741)	(680,368)	8,261,304	69,154	(62,327)	—
Voya High Yield Portfolio — Class I	9,629,864	465,698	(833,170)	(1,632,768)	7,629,624	234,099	3,235	—
Voya Index Plus LargeCap Portfolio — Class I	10,530,837	2,001,396	(949,267)	(4,373,971)	7,208,995	65,808	485,898	1,903,693
Voya International Index Portfolio — Class I	9,811,608	348,162	(473,804)	(2,290,152)	7,395,814	277,598	184,540	—
Voya MidCap Opportunities Portfolio — Class R6	9,508,263	852,427	(469,585)	(3,145,392)	6,745,713	—	165,613	—
Voya Small Company Portfolio — Class R6	9,923,972	2,076,054	(515,308)	(4,151,581)	7,333,137	—	386,560	2,044,157
See Accompanying Notes to Financial Statements

13

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio — Class I	$9,511,058	$399,547	$(791,504)	$(963,277)	$8,155,824	$77,282	$(90,119)	$—
VY® Clarion Global Real Estate Portfolio — Class I	10,776,275	39,300	(1,119,678)	(2,624,295)	7,071,602	—	503,334	—
	$97,987,865	$8,233,940	$(7,449,759)	$(23,583,483)	$75,188,563	$890,646	$1,686,990	$4,227,184

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $89,723,745.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(14,535,182)
Net Unrealized Depreciation	$(14,535,182)

See Accompanying Notes to Financial Statements

14

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com

VPSAR-VITFOFAIS (0622-081922)

Semi-Annual Report

June 30, 2022

Classes ADV and I

Voya Investors Trust		■	Voya Retirement Moderate Portfolio
■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderate Growth Portfolio
■	Voya Retirement Growth Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$873.40	0.53%	$2.46	$1,000.00	$1,022.17	0.53%	$2.66
Class I	1,000.00	874.50	0.28	1.30	$1,000.00	1,023.41	0.28	1.40
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$819.70	0.68%	$3.07	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	822.10	0.26	1.17	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$854.30	0.61%	$2.80	$1,000.00	$1,021.77	0.61%	$3.06
Class I	1,000.00	855.60	0.27	1.24	1,000.00	1,023.46	0.27	1.35
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$833.00	0.65%	$2.95	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	834.30	0.26	1.18	1,000.00	1,023.51	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$329,736,602	$1,884,496,400	$754,127,228	$1,329,672,686
Investments in unaffiliated underlying funds at fair value**	17,204,616	58,280,673	31,238,062	27,037,510
Cash	17,186,569	58,704,968	31,399,233	27,234,286
Receivables:
Investments in affiliated underlying funds sold	346,255	297,114	392,147	1,397,933
Fund shares sold	4	12,284	72,768	85,593
Prepaid expenses	4,580	26,739	10,520	18,467
Other assets	15,154	126,525	50,530	87,045
Total assets	364,493,780	2,001,944,703	817,290,488	1,385,533,520
LIABILITIES:
Payable for investments in unaffiliated underlying funds purchased	17,246,563	58,511,887	31,322,168	27,144,774
Payable for fund shares redeemed	191,700	298,215	392,348	1,398,067
Payable for investment management fees	69,122	394,918	158,017	274,515
Payable for distribution and shareholder service fees	72,458	683,475	218,543	437,921
Payable to trustees under the deferred compensation plan (Note 6)	15,154	126,525	50,530	87,045
Payable for trustee fees	954	5,579	2,205	3,867
Other accrued expenses and liabilities	34,094	123,897	55,570	88,649
Total liabilities	17,630,045	60,144,496	32,199,381	29,434,838
NET ASSETS	$346,863,735	$1,941,800,207	$785,091,107	$1,356,098,682
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$297,215,132	$1,666,817,629	$727,341,048	$1,197,615,658
Total distributable earnings	49,648,603	274,982,578	57,750,059	158,483,024
NET ASSETS	$346,863,735	$1,941,800,207	$785,091,107	$1,356,098,682

* Cost of investments in affiliated underlying funds	$320,000,231	$1,942,459,170	$804,454,192	$1,379,127,555
**Cost of investments in unaffiliated underlying funds	$17,246,563	$58,511,887	$31,322,168	$27,144,774

Class ADV
Net assets	$346,306,970	$1,897,930,941	$763,355,246	$1,333,033,749
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	40,179,722	154,026,258	70,732,007	116,734,420
Net asset value and redemption price per share	$8.62	$12.32	$10.79	$11.42
Class I
Net assets	$556,765	$43,869,266	$21,735,861	$23,064,933
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	63,386	3,529,867	1,982,775	2,035,803
Net asset value and redemption price per share	$8.78	$12.43	$10.96	$11.33

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,055,683	$17,053,563	$6,366,363	$10,111,782
Total investment income	3,055,683	17,053,563	6,366,363	10,111,782
EXPENSES:
Investment management fees	454,139	2,656,056	1,049,938	1,840,988
Distribution and shareholder service fees:
Class ADV	943,454	5,412,287	2,128,557	3,772,303
Transfer agent fees:
Class ADV	23,729	17,430	23,394	23,528
Class I	66	391	645	394
Shareholder reporting expense	2,172	3,439	2,895	1,991
Professional fees	9,008	47,283	19,729	32,580
Custody and accounting expense	15,280	69,820	29,932	49,366
Trustee fees	4,770	27,897	11,028	19,336
Miscellaneous expense	12,672	61,714	24,048	42,541
Interest expense	35	—	58	118
Total expenses	1,465,325	8,296,317	3,290,224	5,783,145
Waived and reimbursed fees	(467,953)	(812,914)	(675,598)	(834,425)
Net expenses	997,372	7,483,403	2,614,626	4,948,720
Net investment income	2,058,311	9,570,160	3,751,737	5,163,062
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(252,136)	23,896,467	7,383,434	19,294,080
Capital gain distributions from affiliated underlying funds	1,056,456	22,625,524	3,392,902	8,787,331
Net realized gain	804,320	46,521,991	10,776,336	28,081,411
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(54,825,796)	(496,235,588)	(153,798,700)	(315,510,420)
Unaffiliated underlying funds	(41,947)	(231,214)	(84,106)	(107,265)
Net change in unrealized appreciation (depreciation)	(54,867,743)	(496,466,802)	(153,882,806)	(315,617,685)
Net realized and unrealized loss	(54,063,423)	(449,944,811)	(143,106,470)	(287,536,274)
Decrease in net assets resulting from operations	$(52,005,112)	$(440,374,651)	$(139,354,733)	$(282,373,212)

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,058,311	$5,285,067	$9,570,160	$17,240,269
Net realized gain	804,320	35,756,093	46,521,991	285,499,936
Net change in unrealized appreciation (depreciation)	(54,867,743)	(21,433,998)	(496,466,802)	66,316,515
Increase (decrease) in net assets resulting from operations	(52,005,112)	19,607,162	(440,374,651)	369,056,720
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(18,141,610)	—	(145,167,348)
Class I	—	(80,971)	—	(3,262,838)
Total distributions	—	(18,222,581)	—	(148,430,186)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,723,602	24,500,673	3,732,734	11,020,574
Reinvestment of distributions	—	18,222,536	—	148,430,186
	10,723,602	42,723,209	3,732,734	159,450,760
Cost of shares redeemed	(33,474,926)	(68,708,472)	(158,578,662)	(394,429,184)
Net decrease in net assets resulting from capital share transactions	(22,751,324)	(25,985,263)	(154,845,928)	(234,978,424)
Net decrease in net assets	(74,756,436)	(24,600,682)	(595,220,579)	(14,351,890)
NET ASSETS:
Beginning of year or period	421,620,171	446,220,853	2,537,020,786	2,551,372,676
End of year or period	$346,863,735	$421,620,171	$1,941,800,207	$2,537,020,786

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$3,751,737	$9,548,507	$5,163,062	$13,677,897
Net realized gain	10,776,336	94,828,194	28,081,411	179,273,129
Net change in unrealized appreciation (depreciation)	(153,882,806)	(11,497,144)	(315,617,685)	36,658,232
Increase (decrease) in net assets resulting from operations	(139,354,733)	92,879,557	(282,373,212)	229,609,258
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(57,925,502)	—	(103,884,225)
Class I	—	(1,574,654)	—	(1,729,803)
Total distributions	—	(59,500,156)	—	(105,614,028)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,668,425	22,289,625	7,121,190	14,089,421
Reinvestment of distributions	—	59,500,156	—	105,614,028
	5,668,425	81,789,781	7,121,190	119,703,449
Cost of shares redeemed	(69,441,634)	(138,009,479)	(116,982,157)	(256,597,436)
Net decrease in net assets resulting from capital share transactions	(63,773,209)	(56,219,698)	(109,860,967)	(136,893,987)
Net decrease in net assets	(203,127,942)	(22,840,297)	(392,234,179)	(12,898,757)
NET ASSETS:
Beginning of year or period	988,219,049	1,011,059,346	1,748,332,861	1,761,231,618
End of year or period	$785,091,107	$988,219,049	$1,356,098,682	$1,748,332,861

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-22+	9.87	0.05	•	(1.30)	(1.25)	—	—	—	—	—	8.62	(12.66)	0.78	0.53	0.53	1.09	346,307	15
12-31-21	9.84	0.12	•	0.33	0.45	0.21	0.21	—	0.43	—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
12-31-20	9.31	0.18		0.75	0.93	0.17	0.23	—	0.40	—	9.84	10.33	0.77	0.52	0.52	1.90	444,944	27
12-31-19	8.57	0.17		0.98	1.15	0.17	0.24	—	0.41	—	9.31	13.61	0.78	0.53	0.53	1.82	424,756	24
12-31-18	9.24	0.17		(0.41)	(0.24)	0.17	0.26	—	0.43	—	8.57	(2.74)	0.77	0.52	0.52	1.74	400,267	33
12-31-17	8.89	0.14	•	0.54	0.68	0.13	0.20	—	0.33	—	9.24	7.76	0.76	0.51	0.51	1.57	456,710	15
Class I
06-30-22+	10.04	0.06	•	(1.32)	(1.26)	—	—	—	—	—	8.78	(12.55)	0.28	0.28	0.28	1.30	557	15
12-31-21	10.01	0.15	•	0.33	0.48	0.24	0.21	—	0.45	—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
12-31-20	9.45	0.24	•	0.75	0.99	0.20	0.23	—	0.43	—	10.01	10.77	0.27	0.27	0.27	2.47	1,276	27
12-31-19	8.70	0.21	•	0.98	1.19	0.20	0.24	—	0.44	—	9.45	13.81	0.28	0.28	0.28	2.31	123	24
12-31-18	9.38	0.19	•	(0.41)	(0.22)	0.20	0.26	—	0.46	—	8.70	(2.54)	0.27	0.27	0.27	2.11	34	33
12-31-17	9.04	0.31	•	0.39	0.70	0.16	0.20	—	0.36	—	9.38	7.81	0.26	0.26	0.26	3.44	17	15
Voya Retirement Growth Portfolio
Class ADV
06-30-22+	15.03	0.06	•	(2.77)	(2.71)	—	—	—	—	—	12.32	(18.03)	0.76	0.68	0.68	0.86	1,897,931	10
12-31-21	13.80	0.10	•	2.00	2.10	0.25	0.62	—	0.87	—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
12-31-20	13.00	0.20	•	1.44	1.64	0.30	0.54	—	0.84	—	13.80	13.64	0.76	0.68	0.68	1.62	2,499,847	27
12-31-19	11.74	0.26	•	2.20	2.46	0.24	0.96	—	1.20	—	13.00	21.55	0.76	0.68	0.68	2.04	2,553,927	40
12-31-18	13.99	0.20	•	(1.13)	(0.93)	0.23	1.09	—	1.32	—	11.74	(7.47)	0.76	0.68	0.68	1.49	2,449,356	20
12-31-17	13.10	0.19	•	1.91	2.10	0.25	0.96	—	1.21	—	13.99	16.66	0.76	0.68	0.68	1.37	3,018,225	11
Class I
06-30-22+	15.12	0.09	•	(2.78)	(2.69)	—	—	—	—	—	12.43	(17.79)	0.26	0.26	0.26	1.30	43,869	10
12-31-21	13.88	0.16	•	2.01	2.17	0.31	0.62	—	0.93	—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
12-31-20	13.08	0.27		1.43	1.70	0.36	0.54	—	0.90	—	13.88	14.11	0.26	0.26	0.26	2.07	51,526	27
12-31-19	11.81	0.31	•	2.22	2.53	0.30	0.96	—	1.26	—	13.08	22.09	0.26	0.26	0.26	2.48	47,961	40
12-31-18	14.07	0.26		(1.13)	(0.87)	0.30	1.09	—	1.39	—	11.81	(7.05)	0.26	0.26	0.26	1.94	44,463	20
12-31-17	13.18	0.25	•	1.91	2.16	0.31	0.96	—	1.27	—	14.07	17.11	0.26	0.26	0.26	1.84	49,040	11
Voya Retirement Moderate Portfolio
Class ADV
06-30-22+	12.63	0.05	•	(1.89)	(1.84)	—	—	—	—	—	10.79	(14.57)	0.77	0.61	0.61	0.85	763,355	12
12-31-21	12.24	0.12	•	1.03	1.15	0.24	0.52	—	0.77	—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
12-31-20	11.55	0.20	•	1.14	1.34	0.25	0.40	—	0.65	—	12.24	12.17	0.77	0.61	0.61	1.73	988,153	28
12-31-19	10.51	0.22	•	1.54	1.76	0.22	0.50	—	0.72	—	11.55	17.14	0.77	0.61	0.61	1.96	1,008,727	31
12-31-18	11.79	0.19	•	(0.75)	(0.56)	0.21	0.51	—	0.72	—	10.51	(5.07)	0.77	0.61	0.61	1.68	972,232	27
12-31-17	11.35	0.17	•	1.14	1.31	0.20	0.67	—	0.87	—	11.79	11.82	0.76	0.60	0.60	1.50	1,170,685	12
Class I
06-30-22+	12.81	0.07	•	(1.92)	(1.85)	—	—	—	—	—	10.96	(14.44)	0.27	0.27	0.27	1.19	21,736	12
12-31-21	12.40	0.17	•	1.05	1.22	0.29	0.52	—	0.81	—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
12-31-20	11.70	0.24		1.15	1.39	0.29	0.40	—	0.69	—	12.40	12.51	0.27	0.27	0.27	2.06	22,906	28
12-31-19	10.64	0.25		1.58	1.83	0.27	0.50	—	0.77	—	11.70	17.56	0.27	0.27	0.27	2.35	21,441	31
12-31-18	11.93	0.24		(0.76)	(0.52)	0.26	0.51	—	0.77	—	10.64	(4.73)	0.27	0.27	0.27	2.03	17,307	27
12-31-17	11.48	0.22		1.14	1.36	0.24	0.67	—	0.91	—	11.93	12.21	0.26	0.26	0.26	1.86	19,580	12

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-22+	13.71	0.04	•	(2.33)	(2.29)	—	—	—	—	—	11.42	(16.70)	0.76	0.65	0.65	0.67	1,333,034	10
12-31-21	12.79	0.10	•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
12-31-20	12.10	0.20	•	1.29	1.49	0.27	0.53	—	0.80	—	12.79	13.15	0.76	0.65	0.65	1.66	1,736,505	28
12-31-19	10.97	0.23	•	1.91	2.14	0.23	0.78	—	1.01	—	12.10	20.02	0.76	0.65	0.65	1.98	1,769,060	39
12-31-18	12.80	0.19	•	(0.91)	(0.72)	0.22	0.89	—	1.11	—	10.97	(6.30)	0.76	0.65	0.65	1.56	1,716,501	22
12-31-17	12.23	0.18	•	1.53	1.71	0.23	0.91	—	1.14	—	12.80	14.56	0.76	0.65	0.65	1.42	2,111,439	10
Class I
06-30-22+	13.58	0.07	•	(2.32)	(2.25)	—	—	—	—	—	11.33	(16.57)	0.26	0.26	0.26	1.07	23,065	10
12-31-21	12.67	0.16	•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20
12-31-20	12.00	0.25		1.27	1.52	0.32	0.53	—	0.85	—	12.67	13.59	0.26	0.26	0.26	2.10	24,726	28
12-31-19	10.90	0.29		1.87	2.16	0.28	0.78	—	1.06	—	12.00	20.40	0.26	0.26	0.26	2.41	22,520	39
12-31-18	12.73	0.24	•	(0.90)	(0.66)	0.28	0.89	—	1.17	—	10.90	(5.90)	0.26	0.26	0.26	1.97	19,816	22
12-31-17	12.17	0.24		1.52	1.76	0.29	0.91	—	1.20	—	12.73	15.05	0.26	0.26	0.26	1.84	24,017	10

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$57,990,431	$78,826,450
Growth	231,859,705	377,708,512
Moderate	105,476,336	165,774,465
Moderate Growth	148,105,160	253,220,215

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly,

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2022, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc.owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Conservative	25.49%
	Moderate	10.55
	Moderate Growth	5.84

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Conservative	$23,572
Growth	16,786
Moderate	23,630
Moderate Growth	23,114

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

As of June 30, 2022, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2022:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Conservative	1	$938,000	1.33%
Moderate	1	1,564,000	1.33
Moderate Growth	1	3,184,000	1.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2022	1,146,242	—	—	(3,550,018)	(2,403,776)	10,651,678	—	—	(32,719,652)	(22,067,974)
12/31/2021	2,390,724	—	1,862,588	(6,882,246)	(2,628,934)	23,614,196	—	18,141,610	(67,863,314)	(26,107,508)
Class I
6/30/2022	7,539	—	—	(82,538)	(74,999)	71,924	—	—	(755,274)	(683,350)
12/31/2021	87,363	—	8,174	(84,668)	10,869	886,477	—	80,926	(845,158)	122,245
Growth
Class ADV
6/30/2022	220,559	—	—	(11,453,076)	(11,232,517)	3,045,685	—	—	(157,391,507)	(154,345,822)
12/31/2021	646,812	—	10,116,192	(26,649,135)	(15,886,131)	9,434,803	—	145,167,348	(387,480,726)	(232,878,575)
Class I
6/30/2022	50,602	—	—	(86,000)	(35,398)	687,049	—	—	(1,187,155)	(500,106)
12/31/2021	107,768	—	226,272	(480,763)	(146,723)	1,585,771	—	3,262,838	(6,948,458)	(2,099,849)
Moderate
Class ADV
6/30/2022	454,075	—	—	(5,877,067)	(5,422,992)	5,372,211	—	—	(68,473,686)	(63,101,475)
12/31/2021	1,590,620	—	4,720,905	(10,918,360)	(4,606,835)	19,787,504	—	57,925,502	(136,357,563)	(58,644,557)
Class I
6/30/2022	25,161	—	—	(81,389)	(56,228)	296,214	—	—	(967,948)	(671,734)
12/31/2021	194,342	—	126,682	(129,888)	191,136	2,502,121	—	1,574,654	(1,651,916)	2,424,859
Moderate Growth
Class ADV
6/30/2022	515,619	—	—	(9,230,187)	(8,714,568)	6,455,515	—	—	(115,764,943)	(109,309,428)
12/31/2021	943,234	—	7,918,005	(19,174,038)	(10,312,799)	12,618,352	—	103,884,225	(255,066,226)	(138,563,649)
Class I
6/30/2022	53,576	—	—	(96,793)	(43,217)	665,675	—	—	(1,217,214)	(551,539)
12/31/2021	110,468	—	133,369	(116,047)	127,790	1,471,069	—	1,729,803	(1,531,210)	1,669,662

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Conservative	$10,978,229	$7,244,352	$9,996,344	$8,005,461
Growth	43,273,510	105,156,676	56,076,516	100,113,646
Moderate	18,955,420	40,544,736	21,827,057	31,924,817
Moderate Growth	31,051,381	74,562,647	37,863,570	71,904,228

The tax-basis components of distributable earnings as of December 31, 2021 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Conservative	$9,792,019	$31,827,514	$60,043,369	$(9,187)	$101,653,715
Growth	23,174,589	271,861,706	420,410,095	(89,161)	715,357,229
Moderate	13,909,318	90,371,992	92,855,577	(32,095)	197,104,792
Moderate Growth	19,277,382	169,897,861	251,736,839	(55,846)	440,856,236

At December 31, 2021, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight

Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2022, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1931	$0.0513	$0.7942	July 14, 2022	July 12, 2022
Class I	$0.2188	$0.0513	$0.7942	July 14, 2022	July 12, 2022
Growth
Class ADV	$0.1447	$0.0015	$1.7329	July 14, 2022	July 12, 2022
Class I	$0.2143	$0.0015	$1.7329	July 14, 2022	July 12, 2022
Moderate
Class ADV	$0.1892	$0.0016	$1.2475	July 14, 2022	July 12, 2022
Class I	$0.2365	$0.0016	$1.2475	July 14, 2022	July 12, 2022
Moderate Growth
Class ADV	$0.1605	$0.0017	$1.4380	July 14, 2022	July 12, 2022
Class I	$0.2187	$0.0017	$1.4380	July 14, 2022	July 12, 2022

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.9%
185,307	Schwab U.S. TIPS ETF	$10,340,130	3.0
52,051	Vanguard Value ETF	6,864,486	1.9

	Total Exchange-Traded Funds (Cost $17,246,563)	17,204,616	4.9

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 95.1%
1,093,281	Voya International Index Portfolio — Class I	10,233,112	3.0
4,427,294	Voya Short Term Bond Fund — Class R6	41,572,288	12.0
21,911,860	Voya U.S. Bond Index Portfolio — Class I	209,477,384	60.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued
	Affiliated Investment Companies: (continued)
3,916,122	Voya U.S. Stock Index Portfolio — Class I	$68,453,818	19.7
	Total Mutual Funds (Cost $320,000,231)	329,736,602	95.1
	Total Investments in Securities (Cost $337,246,794)	$346,941,218	100.0
	Liabilities in Excess of Other Assets	(77,483)	—
	Net Assets	$346,863,735	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,204,616	$—	$—	$17,204,616
Mutual Funds	329,736,602	—	—	329,736,602
Total Investments, at fair value	$346,941,218	$—	$—	$346,941,218

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$8,059,890	$1,296,251	$(7,738,346)	$(1,617,795)	$—	$145,752	$(145,538)	$244,225
Voya International Index Portfolio —Class I	12,452,094	1,422,677	(865,964)	(2,775,695)	10,233,112	361,088	35,319	—
Voya RussellTM Mid Cap Index Portfolio — Class I	12,610,807	1,657,358	(10,284,496)	(3,983,669)	—	104,592	486,094	812,231
Voya Short Term Bond Fund — Class R6	33,488,829	13,745,597	(4,245,833)	(1,416,305)	41,572,288	260,158	(170,406)	—
Voya U.S. Bond Index Portfolio — Class I	272,470,443	10,931,250	(48,827,016)	(25,097,293)	209,477,384	2,184,093	(4,706,581)	—
Voya U.S. Stock Index Portfolio — Class I	82,758,598	11,690,735	(6,060,476)	(19,935,039)	68,453,818	—	4,248,976	—
	$421,840,661	$40,743,868	$(78,022,131)	$(54,825,796)	$329,736,602	$3,055,683	$(252,136)	$1,056,456

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

16

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $341,765,592.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,326,839
Gross Unrealized Depreciation	(25,151,213)
Net Unrealized Appreciation	$5,175,626

See Accompanying Notes to Financial Statements

17

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
441,922	Vanguard Value ETF	$58,280,673	3.0
	Total Exchange-Traded Funds (Cost $58,511,887)	58,280,673	3.0

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
7,516,978	Voya Emerging Markets Index Portfolio — Class I	76,898,689	4.0
22,698,287	Voya International Index Portfolio — Class I	212,455,965	10.9
14,965,305	Voya RussellTM Mid Cap Index Portfolio — Class I	153,843,337	7.9
3,165,483	Voya RussellTM Small Cap Index Portfolio — Class I	38,460,613	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
8,371,183	Voya Short Term Bond Fund — Class R6	$78,605,405	4.1
31,059,402	Voya U.S. Bond Index Portfolio — Class I	296,927,882	15.3
58,770,281	Voya U.S. Stock Index Portfolio — Class I	1,027,304,509	52.9
	Total Mutual Funds (Cost $1,942,459,170)	1,884,496,400	97.1
	Total Investments in Securities (Cost $2,000,971,057)	$1,942,777,073	100.1
	Liabilities in Excess of Other Assets	(976,866)	(0.1)
	Net Assets	$1,941,800,207	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$58,280,673	$—	$—	$58,280,673
Mutual Funds	1,884,496,400	—	—	1,884,496,400
Total Investments, at fair value	$1,942,777,073	$—	$—	$1,942,777,073

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

18

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$144,066,359	$19,367,535	$(56,797,622)	$(29,737,583)	$76,898,689	$2,643,161	$(2,539,782)	$4,428,928
Voya International Index Portfolio — Class I	272,052,604	21,750,043	(19,804,651)	(61,542,031)	212,455,965	8,003,892	1,844,476	—
Voya RussellTM Mid Cap Index Portfolio — Class I	225,424,090	21,534,896	(31,333,981)	(61,781,668)	153,843,337	1,897,231	(2,490,876)	14,733,280
Voya RussellTM Small Cap Index Portfolio — Class I	48,844,840	8,371,230	(2,398,169)	(16,357,288)	38,460,613	350,448	869,856	3,463,316
Voya Short Term Bond Fund — Class R6	124,698,711	1,862,401	(44,357,639)	(3,598,068)	78,605,405	962,764	(2,346,576)	—
Voya U.S. Bond Index Portfolio — Class I	399,581,489	19,134,522	(82,895,394)	(38,892,735)	296,927,882	3,196,067	(4,719,952)	—
Voya U.S. Stock Index Portfolio — Class I	1,323,902,598	81,327,191	(93,599,065)	(284,326,215)	1,027,304,509	—	33,279,321	—
	$2,538,570,691	$173,347,818	$(331,186,521)	$(496,235,588)	$1,884,496,400	$17,053,563	$23,896,467	$22,625,524

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,018,833,780.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$40,192,451
Gross Unrealized Depreciation	(116,249,158)
Net Unrealized Depreciation	$(76,056,707)

See Accompanying Notes to Financial Statements

19

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
280,501	Schwab U.S. TIPS ETF	$15,651,956	2.0
118,184	Vanguard Value ETF	15,586,106	2.0
	Total Exchange-Traded Funds (Cost $31,322,168)	31,238,062	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
1,507,406	Voya Emerging Markets Index Portfolio — Class I	15,420,758	2.0
4,968,664	Voya International Index Portfolio — Class I	46,506,692	5.9
1,492,058	Voya RussellTM Mid Cap Index Portfolio — Class I	15,338,357	1.9
7,545,287	Voya Short Term Bond Fund — Class R6	70,850,245	9.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
39,814,907	Voya U.S. Bond Index Portfolio — Class I	$380,630,510	48.5
12,893,631	Voya U.S. Stock Index Portfolio — Class I	225,380,666	28.7
	Total Mutual Funds (Cost $804,454,192)	754,127,228	96.0
	Total Investments in Securities (Cost $835,776,360)	$785,365,290	100.0
	Liabilities in Excess of Other Assets	(274,183)	—
	Net Assets	$785,091,107	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,238,062	$—	$—	$31,238,062
Mutual Funds	754,127,228	—	—	754,127,228
Total Investments, at fair value	$785,365,290	$—	$—	$785,365,290

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$28,178,572	$4,091,311	$(10,761,083)	$(6,088,042)	$15,420,758	$511,765	$(217,050)	$857,522
Voya International Index Portfolio — Class I	48,373,296	12,237,678	(3,108,477)	(10,995,805)	46,506,692	1,408,797	308,796	—
Voya RussellTM Mid Cap Index Portfolio — Class I	39,191,704	4,137,454	(16,635,260)	(11,355,541)	15,338,357	326,486	317,490	2,535,380
Voya Short Term Bond Fund — Class R6	78,045,580	5,988,816	(9,887,631)	(3,296,520)	70,850,245	603,189	(408,562)	—
Voya U.S. Bond Index Portfolio — Class I	439,600,632	32,598,468	(46,993,879)	(44,574,711)	380,630,510	3,516,126	(3,188,718)	—
Voya U.S. Stock Index Portfolio — Class I	355,380,105	15,100,442	(67,611,800)	(77,488,081)	225,380,666	—	10,571,478	—
	$988,769,889	$74,154,169	$(154,998,130)	$(153,798,700)	$754,127,228	$6,366,363	$7,383,434	$3,392,902

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

20

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $846,392,519.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,516,308
Gross Unrealized Depreciation	(68,543,537)
Net Unrealized Depreciation	$(61,027,229)

See Accompanying Notes to Financial Statements

21

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
205,016	Vanguard Value ETF	$27,037,510	2.0
	Total Exchange-Traded Funds (Cost $27,144,774)	27,037,510	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
2,608,165	Voya Emerging Markets Index Portfolio — Class I	26,681,528	2.0
10,048,693	Voya International Index Portfolio — Class I	94,055,768	6.9
6,503,866	Voya RussellTM Mid Cap Index Portfolio — Class I	66,859,745	4.9
7,274,288	Voya Short Term Bond Fund — Class R6	68,305,562	5.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
46,030,541	Voya U.S. Bond Index Portfolio — Class I	$440,051,974	32.5
36,253,896	Voya U.S. Stock Index Portfolio — Class I	633,718,109	46.7
	Total Mutual Funds (Cost $1,379,127,555)	1,329,672,686	98.0
	Total Investments in Securities (Cost $1,406,272,329)	$1,356,710,196	100.0
	Liabilities in Excess of Other Assets	(611,514)	—
	Net Assets	$1,356,098,682	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,037,510	$—	$—	$27,037,510
Mutual Funds	1,329,672,686	—	—	1,329,672,686
Total Investments, at fair value	$1,356,710,196	$—	$—	$1,356,710,196

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$66,124,966	$9,307,698	$(34,864,439)	$(13,886,697)	$26,681,528	$1,212,128	$(876,875)	$2,031,064
Voya International Index Portfolio — Class I	119,182,258	10,016,076	(8,132,800)	(27,009,766)	94,055,768	3,503,611	775,824	—
Voya RussellTM Mid Cap Index Portfolio — Class I	103,452,952	10,513,373	(19,159,654)	(27,946,926)	66,859,745	870,017	(1,560,408)	6,756,267
Voya Short Term Bond Fund — Class R6	85,839,511	1,231,002	(15,394,398)	(3,370,553)	68,305,562	664,637	(716,737)	—
Voya U.S. Bond Index Portfolio — Class I	481,358,254	64,652,499	(57,094,169)	(48,864,610)	440,051,974	3,861,389	(3,434,302)	—
Voya U.S. Stock Index Portfolio — Class I	893,403,583	25,239,738	(90,493,344)	(194,431,868)	633,718,109	—	25,106,578	—
	$1,749,361,524	$120,960,386	$(225,138,804)	$(315,510,420)	$1,329,672,686	$10,111,782	$19,294,080	$8,787,331

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

22

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,420,591,041.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$24,478,626
Gross Unrealized Depreciation	(88,359,472)
Net Unrealized Depreciation	$(63,880,846)

See Accompanying Notes to Financial Statements

23

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-RETADVI (0622-081922)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 1, 2022